Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Adient plc *	43,070	1,347,660
American Axle & Manufacturing Holdings, Inc. *	52,382	416,961
Aptiv plc	127,097	15,086,414
Autoliv, Inc.	36,746	3,272,231
BorgWarner, Inc.	114,797	4,459,864
Cooper Tire & Rubber Co.	24,630	978,550
Cooper-Standard Holding, Inc. *	7,573	256,876
Dana, Inc.	68,688	1,156,706
Dorman Products, Inc. *	13,932	1,286,899
Ford Motor Co.	1,835,934	16,670,281
Fox Factory Holding Corp. *	19,668	1,716,426
General Motors Co.	591,837	25,946,134
Gentex Corp.	116,854	3,809,440
Gentherm, Inc. *	15,076	857,221
Harley-Davidson, Inc.	71,442	2,878,398
LCI Industries	11,812	1,485,713
Lear Corp.	25,366	3,626,070
Modine Manufacturing Co. *	21,564	235,479
Motorcar Parts of America, Inc. *	7,913	159,210
Patrick Industries, Inc.	10,001	630,463
Standard Motor Products, Inc.	10,058	465,585
Stoneridge, Inc. *	12,339	331,426
Tenneco, Inc., Class A *	20,256	215,726
Tesla, Inc. *	350,933	199,189,571
The Goodyear Tire & Rubber Co.	111,741	1,164,341
Thor Industries, Inc.	25,795	2,489,476
Veoneer, Inc. *	42,652	850,054
Visteon Corp. *	13,672	1,652,261
Winnebago Industries, Inc.	16,038	848,891
Workhorse Group, Inc. *(a)	43,800	1,111,206
XPEL, Inc. *	7,718	292,358
		294,887,891

Banks 3.9%
1st Source Corp.	6,900	257,508
Allegiance Bancshares, Inc.	9,310	294,755
Altabancorp	8,496	232,790
Ameris Bancorp	31,502	1,071,383
Arrow Financial Corp.	8,143	242,336
Associated Banc-Corp.	75,198	1,152,033
Atlantic Union Bankshares Corp.	37,468	1,120,668
Axos Financial, Inc. *	24,906	834,351
Banc of California, Inc.	20,842	277,199
BancFirst Corp.	7,910	428,959
BancorpSouth Bank	46,829	1,187,115
Bank of America Corp.	3,590,139	101,098,314
Bank of Hawaii Corp.	18,537	1,388,051
Bank of Marin Bancorp	5,701	197,825
Bank OZK	58,032	1,622,575
BankUnited, Inc.	40,982	1,168,397
Banner Corp.	16,193	669,257
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	22,723	372,657
BOK Financial Corp.	14,111	944,731
Boston Private Financial Holdings, Inc.	36,643	262,364
Bridge Bancorp, Inc.	8,573	191,349
Bridgewater Bancshares, Inc. *	11,813	139,039
Brookline Bancorp, Inc.	35,636	405,181
Bryn Mawr Bank Corp.	9,377	279,622
Byline Bancorp, Inc.	11,165	171,159
Cadence BanCorp	63,087	879,433
Camden National Corp.	7,085	243,370
Capitol Federal Financial, Inc.	60,311	743,031
Carter Bankshares, Inc.	10,467	98,076
Cathay General Bancorp	36,951	1,043,866
CBTX, Inc.	9,029	198,187
Central Pacific Financial Corp.	14,064	230,509
CIT Group, Inc.	48,848	1,635,919
Citigroup, Inc.	980,029	53,970,197
Citizens Financial Group, Inc.	201,558	6,582,884
City Holding Co.	8,014	526,440
Columbia Banking System, Inc.	34,260	1,082,959
Columbia Financial, Inc. *	23,715	340,785
Comerica, Inc.	65,266	3,211,087
Commerce Bancshares, Inc.	46,423	3,062,061
Community Bank System, Inc.	24,274	1,511,056
Community Trust Bancorp, Inc.	8,140	275,539
ConnectOne Bancorp, Inc.	15,633	277,173
CrossFirst Bankshares, Inc. *	21,893	199,226
Cullen/Frost Bankers, Inc.	26,195	2,198,022
Customers Bancorp, Inc. *	13,813	233,302
CVB Financial Corp.	59,586	1,131,538
Dime Community Bancshares, Inc.	14,689	212,256
Eagle Bancorp, Inc.	15,494	569,869
East West Bancorp, Inc.	65,118	2,781,841
Enterprise Financial Services Corp.	12,822	436,076
Equity Bancshares, Inc., Class A *	7,651	155,124
Essent Group Ltd.	52,835	2,317,343
F.N.B. Corp.	154,129	1,360,959
FB Financial Corp.	14,705	469,384
Federal Agricultural Mortgage Corp., Class C	4,086	276,622
Fifth Third Bancorp	336,340	8,522,856
Financial Institutions, Inc.	3,881	77,659
First BanCorp	103,662	823,076
First Bancorp (North Carolina)	14,407	452,092
First Bancshares, Inc.	11,285	308,758
First Busey Corp.	23,741	475,057
First Citizens BancShares, Inc., Class A	3,356	1,773,948
First Commonwealth Financial Corp.	47,448	458,822
First Community Bankshares, Inc.	5,985	126,104
First Financial Bancorp	48,281	774,910
First Financial Bankshares, Inc.	66,668	2,228,045
First Financial Corp.	6,692	253,426
First Foundation, Inc.	17,677	313,944
First Hawaiian, Inc.	61,213	1,341,789
First Horizon Corp.	264,570	3,233,045
First Interstate BancSystem, Inc., Class A	15,817	601,837
First Merchants Corp.	27,092	902,705

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Mid Bancshares, Inc.	6,261	188,143
First Midwest Bancorp, Inc.	57,329	802,033
First Republic Bank	80,573	10,439,038
Flagstar Bancorp, Inc.	24,097	844,359
Flushing Financial Corp.	15,268	216,806
Fulton Financial Corp.	77,492	954,701
German American Bancorp, Inc.	11,244	359,133
Glacier Bancorp, Inc.	44,839	1,828,086
Great Southern Bancorp, Inc.	4,778	219,310
Great Western Bancorp, Inc.	27,543	452,531
Hancock Whitney Corp.	41,813	1,174,527
Hanmi Financial Corp.	13,879	135,320
Harborone Bancorp, Inc. *	30,773	301,883
HBT Financial, Inc.	4,442	62,099
Heartland Financial USA, Inc.	15,816	616,508
Heritage Commerce Corp.	27,614	232,510
Heritage Financial Corp.	16,082	374,228
Hilltop Holdings, Inc.	32,090	773,048
Home BancShares, Inc.	73,918	1,368,222
HomeStreet, Inc.	10,870	351,644
HomeTrust Bancshares, Inc.	6,920	117,848
Hope Bancorp, Inc.	60,915	577,474
Horizon Bancorp, Inc.	19,289	275,833
Huntington Bancshares, Inc.	477,613	5,769,565
Independent Bank Corp.	15,411	1,042,400
Independent Bank Group, Inc.	17,179	963,914
International Bancshares Corp.	25,471	825,515
Investors Bancorp, Inc.	105,978	1,025,867
JPMorgan Chase & Co.	1,435,110	169,170,767
Kearny Financial Corp.	37,238	368,284
KeyCorp	460,402	7,117,815
Lakeland Bancorp, Inc.	22,419	269,476
Lakeland Financial Corp.	11,863	602,522
Live Oak Bancshares, Inc.	11,391	468,398
Luther Burbank Corp.	6,902	67,847
M&T Bank Corp.	60,436	7,040,190
Mercantile Bank Corp.	8,270	205,344
Merchants Bancorp	8,007	213,306
Meridian Bancorp, Inc.	26,331	359,286
Meta Financial Group, Inc.	16,709	553,068
Metrocity Bankshares, Inc.	9,583	132,725
MGIC Investment Corp.	158,761	1,898,782
Midland States Bancorp, Inc.	9,976	169,093
Mr Cooper Group, Inc. *	34,912	930,754
National Bank Holdings Corp., Class A	14,997	482,603
NBT Bancorp, Inc.	21,085	631,496
New York Community Bancorp, Inc.	212,241	2,056,615
Nicolet Bankshares, Inc. *	3,954	262,981
NMI Holdings, Inc., Class A *	39,199	858,850
Northfield Bancorp, Inc.	19,822	220,619
Northwest Bancshares, Inc.	56,520	668,632
OceanFirst Financial Corp.	28,748	453,356
Ocwen Financial Corp. *	4,476	105,634
OFG Bancorp	24,679	413,373
Old National Bancorp	77,201	1,222,092
Origin Bancorp, Inc.	9,694	249,233
Pacific Premier Bancorp, Inc.	43,237	1,246,090
PacWest Bancorp	54,003	1,256,110
Park National Corp.	6,745	681,987
Peapack-Gladstone Financial Corp.	7,920	174,319
PennyMac Financial Services, Inc.	19,842	1,143,693
People's United Financial, Inc.	198,102	2,456,465
Peoples Bancorp, Inc.	9,398	234,762
Peoples Financial Services Corp.	2,611	98,748
Pinnacle Financial Partners, Inc.	35,824	1,940,228
Popular, Inc.	39,564	1,920,041
Preferred Bank	6,949	255,515
Premier Financial Corp.	18,126	375,389
Prosperity Bancshares, Inc.	42,694	2,682,464
Security	Number of Shares	Value ($)
Provident Financial Services, Inc.	35,400	554,718
QCR Holdings, Inc.	7,911	275,857
Radian Group, Inc.	88,404	1,669,067
Red River Bancshares, Inc.	2,627	130,667
Regions Financial Corp.	452,797	6,914,210
Renasant Corp.	27,779	857,538
Republic Bancorp, Inc., Class A	3,793	133,893
Rocket Cos., Inc., Class A *(a)	48,097	996,570
S&T Bancorp, Inc.	19,031	426,104
Sandy Spring Bancorp, Inc.	23,345	687,744
Seacoast Banking Corp. of Florida *	24,685	623,543
ServisFirst Bancshares, Inc.	22,991	868,600
Signature Bank	24,651	2,765,596
Simmons First National Corp., Class A	49,931	973,654
South State Corp.	34,112	2,267,425
Southside Bancshares, Inc.	15,507	455,906
Sterling Bancorp	91,909	1,468,706
Stock Yards Bancorp, Inc.	9,836	391,866
SVB Financial Group *	24,361	8,401,134
Synovus Financial Corp.	70,418	2,223,096
TCF Financial Corp.	69,284	2,327,942
Texas Capital Bancshares, Inc. *	24,246	1,355,351
TFS Financial Corp.	19,523	335,796
The Bancorp, Inc. *	23,724	279,943
The First of Long Island Corp.	9,437	158,636
The PNC Financial Services Group, Inc.	199,093	27,488,770
Tompkins Financial Corp.	5,883	374,218
Towne Bank	31,635	688,061
TriCo Bancshares	11,864	388,665
TriState Capital Holdings, Inc. *	10,722	159,651
Triumph Bancorp, Inc. *	11,871	539,418
Truist Financial Corp.	633,630	29,413,105
TrustCo Bank Corp.	48,310	293,242
Trustmark Corp.	30,297	751,972
U.S. Bancorp	644,356	27,842,623
UMB Financial Corp.	20,955	1,425,150
Umpqua Holdings Corp.	106,166	1,474,646
United Bankshares, Inc.	60,191	1,762,392
United Community Banks, Inc.	38,328	916,422
Univest Financial Corp.	14,431	264,232
Valley National Bancorp	188,773	1,725,385
Veritex Holdings, Inc.	23,617	512,253
Walker & Dunlop, Inc.	13,426	1,074,214
Washington Federal, Inc.	36,736	858,520
Washington Trust Bancorp, Inc.	7,412	291,440
Waterstone Financial, Inc.	9,786	171,891
Webster Financial Corp.	41,448	1,568,392
Wells Fargo & Co.	1,939,123	53,035,014
WesBanco, Inc.	31,635	905,710
Westamerica BanCorp	12,983	715,623
Western Alliance Bancorp	47,119	2,415,791
Wintrust Financial Corp.	27,197	1,481,965
WSFS Financial Corp.	24,354	928,618
Zions Bancorp NA	76,592	2,955,685
		670,849,952

Capital Goods 6.3%
3M Co.	271,312	46,863,722
A.O. Smith Corp.	63,527	3,577,205
AAON, Inc.	19,191	1,249,910
AAR Corp.	16,028	454,714
Acuity Brands, Inc.	18,475	2,193,352
Advanced Drainage Systems, Inc.	23,226	1,620,014
AECOM *	76,135	3,950,645
Aegion Corp. *	14,151	242,690
Aerojet Rocketdyne Holdings, Inc. *	34,636	1,296,425
AeroVironment, Inc. *	10,082	860,902
AGCO Corp.	28,964	2,679,460

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Air Lease Corp.	49,149	1,797,379
Alamo Group, Inc.	4,424	600,425
Albany International Corp., Class A	15,222	1,043,164
Allegion plc	43,676	4,980,811
Allison Transmission Holdings, Inc.	54,064	2,219,327
Altra Industrial Motion Corp.	28,834	1,636,618
Ameresco, Inc., Class A *	10,469	466,394
American Woodmark Corp. *	7,517	657,813
AMETEK, Inc.	107,845	12,782,868
API Group Corp. *	64,561	1,000,696
Apogee Enterprises, Inc.	12,432	326,216
Applied Industrial Technologies, Inc.	18,095	1,419,191
Arcosa, Inc.	23,329	1,210,542
Argan, Inc.	6,618	304,362
Armstrong World Industries, Inc.	22,070	1,700,714
Astec Industries, Inc.	10,756	623,848
Astronics Corp. *	8,603	98,246
Atkore International Group, Inc. *	22,299	869,215
Axon Enterprise, Inc. *	29,752	3,739,529
AZEK Co., Inc. *	32,911	1,175,581
AZZ, Inc.	12,049	537,265
Babcock & Wilcox Enterprises, Inc. *	30,331	127,390
Barnes Group, Inc.	20,954	964,094
Beacon Roofing Supply, Inc. *	25,775	937,952
Bloom Energy Corp., Class A *	38,589	946,202
BMC Stock Holdings, Inc. *	31,517	1,542,442
Builders FirstSource, Inc. *	54,114	2,024,405
BWX Technologies, Inc.	44,380	2,524,334
CAI International, Inc.	8,765	277,412
Carlisle Cos., Inc.	25,787	3,734,731
Carrier Global Corp.	382,058	14,544,948
Caterpillar, Inc.	255,077	44,278,816
Chart Industries, Inc. *	16,073	1,661,305
CIRCOR International, Inc. *	9,478	313,437
Colfax Corp. *	46,998	1,695,688
Columbus McKinnon Corp.	12,237	462,436
Comfort Systems USA, Inc.	17,111	862,223
Construction Partners, Inc., Class A *	15,479	407,098
Cornerstone Building Brands, Inc. *	15,717	137,367
Crane Co.	24,042	1,671,640
CSW Industrials, Inc.	6,507	698,136
Cubic Corp.	15,182	889,058
Cummins, Inc.	69,669	16,105,383
Curtiss-Wright Corp.	19,372	2,232,817
Deere & Co.	147,612	38,618,251
Donaldson Co., Inc.	59,070	3,144,887
Douglas Dynamics, Inc.	10,308	403,249
Dover Corp.	68,037	8,302,555
DXP Enterprises, Inc. *	7,235	152,369
Dycom Industries, Inc. *	14,280	897,641
Eaton Corp. plc	188,631	22,845,100
EMCOR Group, Inc.	25,984	2,239,301
Emerson Electric Co.	281,800	21,647,876
Encore Wire Corp.	9,773	504,971
Energy Recovery, Inc. *	15,320	163,464
Enerpac Tool Group Corp.	26,345	589,865
EnerSys	20,074	1,642,254
EnPro Industries, Inc.	10,022	709,658
ESCO Technologies, Inc.	12,544	1,240,602
Evoqua Water Technologies Corp. *	43,413	1,132,645
Fastenal Co.	269,558	13,329,643
Federal Signal Corp.	28,095	871,788
Flowserve Corp.	60,413	2,058,875
Fluor Corp.	58,516	1,010,571
Fortive Corp.	157,865	11,071,072
Fortune Brands Home & Security, Inc.	64,509	5,386,501
Foundation Building Materials, Inc. *	7,790	149,880
Franklin Electric Co., Inc.	18,617	1,258,323
FuelCell Energy, Inc. *(a)	98,300	1,002,660
Security	Number of Shares	Value ($)
Gates Industrial Corp. plc *	22,798	293,638
GATX Corp.	16,466	1,313,328
Generac Holdings, Inc. *	29,519	6,364,296
General Dynamics Corp.	109,221	16,312,156
General Electric Co.	4,120,865	41,950,406
Gibraltar Industries, Inc. *	15,410	1,008,739
GMS, Inc. *	20,020	625,225
Graco, Inc.	78,559	5,321,587
GrafTech International Ltd.	43,369	342,615
Graham Corp.	5,148	81,287
Granite Construction, Inc.	22,332	549,814
Great Lakes Dredge & Dock Corp. *	30,692	346,513
Griffon Corp.	21,256	443,188
H&E Equipment Services, Inc.	14,034	377,234
HD Supply Holdings, Inc. *	75,659	4,220,259
HEICO Corp.	19,953	2,465,792
HEICO Corp., Class A	34,555	3,826,966
Helios Technologies, Inc.	14,311	704,531
Herc Holdings, Inc. *	11,262	645,087
Hexcel Corp.	38,292	1,896,220
Hillenbrand, Inc.	36,287	1,359,674
Honeywell International, Inc.	330,634	67,422,885
Howmet Aerospace, Inc.	185,745	4,357,578
Hubbell, Inc.	25,610	4,138,320
Huntington Ingalls Industries, Inc.	18,902	3,027,911
Hyster-Yale Materials Handling, Inc.	4,665	256,762
IDEX Corp.	35,632	6,882,321
IES Holdings, Inc. *	9,532	351,540
Illinois Tool Works, Inc.	135,464	28,595,096
Ingersoll Rand, Inc. *	175,100	7,751,677
Insteel Industries, Inc.	8,596	198,825
ITT, Inc.	41,029	2,979,936
Jacobs Engineering Group, Inc.	60,631	6,538,447
JELD-WEN Holding, Inc. *	31,635	765,251
John Bean Technologies Corp.	14,557	1,609,422
Johnson Controls International plc	349,236	16,078,825
Kadant, Inc.	5,711	730,494
Kaman Corp.	13,764	719,720
Kennametal, Inc.	39,541	1,383,540
Kratos Defense & Security Solutions, Inc. *	57,616	1,219,731
L.B. Foster Co., Class A *	5,504	80,138
L3Harris Technologies, Inc.	101,610	19,508,104
Lennox International, Inc.	16,378	4,714,080
Lincoln Electric Holdings, Inc.	27,522	3,165,030
Lindsay Corp.	4,793	555,125
Lockheed Martin Corp.	115,874	42,294,010
Lydall, Inc. *	7,558	207,089
Masco Corp.	122,429	6,570,764
Masonite International Corp. *	11,696	1,170,185
MasTec, Inc. *	26,409	1,497,654
Maxar Technologies, Inc.	28,757	799,732
Mercury Systems, Inc. *	26,646	1,897,728
Meritor, Inc. *	33,483	883,951
Moog, Inc., Class A	14,426	1,115,995
MRC Global, Inc. *	25,600	147,968
MSC Industrial Direct Co., Inc., Class A	21,510	1,792,213
Mueller Industries, Inc.	27,228	891,989
Mueller Water Products, Inc., Class A	74,164	880,327
MYR Group, Inc. *	7,511	384,037
National Presto Industries, Inc.	2,248	191,192
Navistar International Corp. *	23,517	1,040,862
Nikola Corp. *(a)	64,546	1,317,384
NN, Inc. *	22,619	141,708
Nordson Corp.	25,345	5,165,564
Northrop Grumman Corp.	73,097	22,094,299
NOW, Inc. *	53,418	298,072
NV5 Global, Inc. *	5,453	398,614
nVent Electric plc	79,510	1,828,730

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Omega Flex, Inc.	1,630	231,004
Oshkosh Corp.	31,483	2,534,382
Otis Worldwide Corp.	192,192	12,865,332
Owens Corning	51,395	3,745,154
PACCAR, Inc.	163,351	14,221,338
PAE, Inc. *	28,850	277,249
Park Aerospace Corp.	7,657	97,474
Park-Ohio Holdings Corp.	4,684	131,574
Parker-Hannifin Corp.	60,352	16,129,676
Parsons Corp. *	11,237	367,450
Pentair plc	78,130	4,048,697
PGT Innovations, Inc. *	29,071	541,302
Plug Power, Inc. *	204,613	5,399,737
Powell Industries, Inc.	3,838	99,136
Preformed Line Products Co.	1,622	98,374
Primoris Services Corp.	20,433	495,500
Proto Labs, Inc. *	12,538	1,732,250
Quanex Building Products Corp.	16,072	331,083
Quanta Services, Inc.	64,714	4,422,555
Raven Industries, Inc.	17,216	434,188
Raytheon Technologies Corp.	719,331	51,590,419
RBC Bearings, Inc. *	12,021	2,029,626
Regal Beloit Corp.	18,958	2,256,760
Resideo Technologies, Inc. *	66,499	1,229,567
REV Group, Inc.	7,413	68,496
Rexnord Corp.	55,961	2,099,097
Rockwell Automation, Inc.	54,434	13,911,153
Roper Technologies, Inc.	49,180	20,999,860
Rush Enterprises, Inc., Class A	19,632	752,495
Rush Enterprises, Inc., Class B	5,177	175,966
Sensata Technologies Holding plc *	73,932	3,610,100
Shyft Group, Inc.	14,990	388,691
Simpson Manufacturing Co., Inc.	20,373	1,872,279
SiteOne Landscape Supply, Inc. *	20,649	2,851,627
Snap-on, Inc.	25,538	4,490,857
Spirit AeroSystems Holdings, Inc., Class A	48,068	1,634,312
SPX Corp. *	20,789	1,065,020
SPX FLOW, Inc. *	20,720	1,110,178
Standex International Corp.	6,093	459,778
Stanley Black & Decker, Inc.	75,247	13,868,775
Sunrun, Inc. *	72,131	4,622,154
Systemax, Inc.	8,337	256,529
Teledyne Technologies, Inc. *	17,380	6,568,597
Tennant Co.	9,055	608,134
Terex Corp.	32,498	1,007,438
Textron, Inc.	106,419	4,799,497
The Boeing Co.	249,823	52,640,204
The Gorman-Rupp Co.	8,640	284,256
The Greenbrier Cos., Inc.	15,281	509,927
The Manitowoc Co., Inc. *	16,898	187,737
The Middleby Corp. *	26,026	3,539,276
The Timken Co.	31,795	2,335,025
The Toro Co.	50,379	4,569,879
Thermon Group Holdings, Inc. *	15,462	218,633
Titan International, Inc.	25,312	127,066
Titan Machinery, Inc. *	9,622	175,794
TPI Composites, Inc. *	15,394	619,301
Trane Technologies plc	112,366	16,432,404
TransDigm Group, Inc.	25,439	14,734,014
Trex Co., Inc. *	53,880	4,031,302
TriMas Corp. *	21,111	564,297
Trinity Industries, Inc.	41,769	954,422
Triton International Ltd.	31,923	1,444,835
Triumph Group, Inc.	24,884	327,722
Tutor Perini Corp. *	20,179	272,820
UFP Industries, Inc.	29,256	1,569,584
United Rentals, Inc. *	33,660	7,640,147
Univar Solutions, Inc. *	79,244	1,418,468
Security	Number of Shares	Value ($)
Valmont Industries, Inc.	10,162	1,656,203
Veritiv Corp. *	5,454	101,335
Vertiv Holdings Co. *	108,240	2,025,170
Vicor Corp. *	10,148	831,730
Virgin Galactic Holdings, Inc. *(a)	60,871	1,619,777
W.W. Grainger, Inc.	21,148	8,846,208
Wabash National Corp.	23,724	419,440
Watsco, Inc.	15,464	3,515,895
Watts Water Technologies, Inc., Class A	13,235	1,550,480
Welbilt, Inc. *	61,607	582,186
WESCO International, Inc. *	20,952	1,366,489
Westinghouse Air Brake Technologies Corp.	84,437	6,189,232
WillScot Mobile Mini Holdings Corp. *	78,079	1,679,479
Woodward, Inc.	26,918	3,010,240
Xylem, Inc.	84,139	8,074,820
		1,078,678,595

Commercial & Professional Services 1.1%
ABM Industries, Inc.	31,994	1,231,769
Acacia Research Corp. *	21,682	80,007
ACCO Brands Corp.	49,292	377,577
ADT, Inc.	64,957	504,716
ASGN, Inc. *	24,527	1,917,521
Barrett Business Services, Inc.	3,846	256,567
Brady Corp., Class A	23,814	1,052,103
BrightView Holdings, Inc. *	14,710	200,644
Casella Waste Systems, Inc., Class A *	21,571	1,298,143
CBIZ, Inc. *	27,229	659,486
Cimpress plc *	9,171	821,997
Cintas Corp.	40,735	14,473,145
Clean Harbors, Inc. *	24,146	1,747,446
Copart, Inc. *	96,848	11,181,102
CoreLogic, Inc.	37,365	2,895,787
CoStar Group, Inc. *	18,475	16,822,781
Covanta Holding Corp.	56,954	706,230
Deluxe Corp.	19,595	504,375
Dun & Bradstreet Holdings, Inc. *	62,902	1,686,403
Ennis, Inc.	12,951	212,008
Equifax, Inc.	56,904	9,497,278
Exponent, Inc.	24,546	2,037,563
Forrester Research, Inc. *	5,023	207,952
Franklin Covey Co. *	4,991	109,652
FTI Consulting, Inc. *	17,298	1,816,636
GP Strategies Corp. *	8,809	101,304
Harsco Corp. *	36,024	610,607
Healthcare Services Group, Inc.	35,168	832,427
Heidrick & Struggles International, Inc.	8,673	226,365
Heritage-Crystal Clean, Inc. *	5,196	100,127
Herman Miller, Inc.	28,200	1,005,048
HNI Corp.	20,503	747,539
Huron Consulting Group, Inc. *	11,042	486,621
IAA, Inc. *	62,332	3,734,933
ICF International, Inc.	8,000	579,440
IHS Markit Ltd.	176,135	17,518,387
Insperity, Inc.	16,580	1,417,590
Interface, Inc.	26,372	220,074
KAR Auction Services, Inc.	62,715	1,132,006
Kelly Services, Inc., Class A	15,124	309,437
Kforce, Inc.	8,460	347,283
Kimball International, Inc., Class B	18,130	198,161
Knoll, Inc.	24,242	331,146
Korn Ferry	25,758	1,031,350
ManpowerGroup, Inc.	27,162	2,353,587
Matthews International Corp., Class A	14,167	378,684
McGrath RentCorp	11,866	755,152
MSA Safety, Inc.	16,998	2,540,181
Nielsen Holdings plc	165,322	2,673,257

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PICO Holdings, Inc. *	12,215	106,515
Pitney Bowes, Inc.	86,893	495,290
Quad/Graphics, Inc.	15,948	49,439
Republic Services, Inc.	99,179	9,592,593
Resources Connection, Inc.	12,682	153,579
Robert Half International, Inc.	53,225	3,415,980
Rollins, Inc.	69,134	3,953,082
SP Plus Corp. *	10,419	296,316
Steelcase, Inc., Class A	40,468	491,686
Stericycle, Inc. *	42,353	2,983,345
Team, Inc. *	13,445	117,106
Tetra Tech, Inc.	25,212	3,006,531
The Brink's Co.	24,042	1,613,218
TransUnion	89,846	8,184,072
TriNet Group, Inc. *	18,911	1,418,325
TrueBlue, Inc. *	18,963	362,193
UniFirst Corp.	6,917	1,278,815
Upwork, Inc. *	41,340	1,352,645
US Ecology, Inc.	15,069	510,688
Verisk Analytics, Inc.	76,690	15,208,394
Viad Corp.	9,914	297,123
VSE Corp.	4,431	151,540
Waste Management, Inc.	183,181	21,822,353
		188,790,422

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	16,294	614,284
American Outdoor Brands, Inc. *	6,734	93,502
Beazer Homes USA, Inc. *	12,479	184,814
Brunswick Corp.	37,628	2,808,554
Callaway Golf Co.	43,708	928,795
Capri Holdings Ltd. *	72,443	2,563,033
Carter's, Inc.	20,061	1,785,228
Casper Sleep, Inc. *	8,773	55,182
Cavco Industries, Inc. *	4,151	747,222
Century Communities, Inc. *	13,713	610,229
Columbia Sportswear Co.	14,235	1,166,274
Crocs, Inc. *	31,534	1,857,037
D.R. Horton, Inc.	154,973	11,545,488
Deckers Outdoor Corp. *	13,203	3,361,352
Ethan Allen Interiors, Inc.	11,964	218,582
Fossil Group, Inc. *	23,941	253,775
G-III Apparel Group Ltd. *	20,924	426,222
Garmin Ltd.	70,495	8,230,996
GoPro, Inc., Class A *	60,093	420,050
Green Brick Partners, Inc. *	22,955	499,730
Hanesbrands, Inc.	162,176	2,302,899
Hasbro, Inc.	59,946	5,576,776
Helen of Troy Ltd. *	12,089	2,441,857
Installed Building Products, Inc. *	10,246	1,012,510
iRobot Corp. *	13,550	1,062,726
Johnson Outdoors, Inc., Class A	3,145	262,922
KB Home	41,660	1,466,432
Kontoor Brands, Inc. *	22,360	931,741
La-Z-Boy, Inc.	22,383	829,066
Legacy Housing Corp. *	2,600	38,740
Leggett & Platt, Inc.	62,709	2,702,758
Lennar Corp., Class A	134,710	10,219,101
Levi Strauss & Co., Class A	29,054	534,303
LGI Homes, Inc. *	10,322	1,115,292
Lululemon Athletica, Inc. *	55,852	20,677,527
M.D.C Holdings, Inc.	24,184	1,167,362
M/I Homes, Inc. *	14,079	639,891
Malibu Boats, Inc., Class A *	8,974	511,428
Marine Products Corp.	13,896	214,276
Mattel, Inc. *	160,502	2,486,176
Meritage Homes Corp. *	17,767	1,601,695
Mohawk Industries, Inc. *	27,800	3,498,074
Security	Number of Shares	Value ($)
Movado Group, Inc.	8,387	141,992
Newell Brands, Inc.	178,147	3,787,405
NIKE, Inc., Class B	586,581	79,012,461
NVR, Inc. *	1,634	6,531,392
Oxford Industries, Inc.	8,016	447,213
Peloton Interactive, Inc., Class A *	96,645	11,244,646
Polaris, Inc.	27,493	2,639,328
PulteGroup, Inc.	126,821	5,533,200
Purple Innovation, Inc. *	10,716	319,551
PVH Corp.	33,087	2,630,086
Ralph Lauren Corp.	22,837	1,958,273
Skechers U.S.A., Inc., Class A *	62,960	2,107,271
Skyline Champion Corp. *	23,818	731,927
Smith & Wesson Brands, Inc.	27,035	426,072
Sonos, Inc. *	41,503	923,027
Steven Madden Ltd.	36,586	1,151,361
Sturm Ruger & Co., Inc.	8,391	513,865
Tapestry, Inc.	131,672	3,728,951
Taylor Morrison Home Corp., Class A *	61,024	1,542,687
Tempur Sealy International, Inc. *	90,750	2,285,992
Toll Brothers, Inc.	53,746	2,544,873
TopBuild Corp. *	15,554	2,709,973
TRI Pointe Group, Inc. *	62,815	1,098,006
Tupperware Brands Corp. *	23,624	794,948
Under Armour, Inc., Class A *	89,247	1,478,823
Under Armour, Inc., Class C *	87,078	1,266,985
Unifi, Inc. *	6,525	98,789
Universal Electronics, Inc. *	7,285	383,628
Vera Bradley, Inc. *	9,048	76,727
VF Corp.	149,735	12,487,899
Vista Outdoor, Inc. *	26,338	543,353
Whirlpool Corp.	29,384	5,718,420
Wolverine World Wide, Inc.	38,921	1,123,260
YETI Holdings, Inc. *	35,224	2,225,100
		259,871,385

Consumer Services 2.0%
Accel Entertainment, Inc. *	20,581	214,866
Adtalem Global Education, Inc. *	24,629	705,128
American Public Education, Inc. *	5,812	180,404
Aramark	120,147	4,205,145
Bally's Corp.	7,759	344,732
Biglari Holdings, Inc., Class B *	600	67,200
BJ's Restaurants, Inc.	9,849	325,312
Bloomin' Brands, Inc.	39,951	699,143
Bluegreen Vacations Holding Corp.	5,955	75,688
Boyd Gaming Corp.	36,801	1,416,470
Bright Horizons Family Solutions, Inc. *	28,431	4,836,397
Brinker International, Inc.	21,639	1,084,330
Caesars Entertainment, Inc. *	93,665	6,380,460
Carnival Corp.	244,641	4,887,927
Carriage Services, Inc.	8,723	237,353
Carrols Restaurant Group, Inc. *	20,013	136,088
Chegg, Inc. *	58,739	4,577,530
Chipotle Mexican Grill, Inc. *	13,143	16,946,978
Choice Hotels International, Inc.	13,608	1,356,037
Churchill Downs, Inc.	16,423	2,954,826
Chuy's Holdings, Inc. *	9,054	214,580
Cracker Barrel Old Country Store, Inc.	10,994	1,534,543
Darden Restaurants, Inc.	61,297	6,618,850
Dave & Buster's Entertainment, Inc.	23,283	589,526
Denny's Corp. *	27,966	321,889
Dine Brands Global, Inc.	8,262	520,258
Domino's Pizza, Inc.	18,409	7,226,821
DraftKings, Inc., Class A *	142,083	7,439,466
Dunkin' Brands Group, Inc.	38,511	4,095,260
El Pollo Loco Holdings, Inc. *	7,690	120,502
Everi Holdings, Inc. *	39,550	420,812

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Extended Stay America, Inc.	75,567	1,036,024
Fiesta Restaurant Group, Inc. *	7,548	88,689
Franchise Group, Inc.	12,630	338,358
frontdoor, Inc. *	40,462	1,915,471
Golden Entertainment, Inc. *	9,059	150,832
Graham Holdings Co., Class B	1,942	868,113
Grand Canyon Education, Inc. *	21,617	1,804,371
H&R Block, Inc.	92,115	1,731,762
Hilton Grand Vacations, Inc. *	41,057	1,138,921
Hilton Worldwide Holdings, Inc.	129,751	13,446,096
Houghton Mifflin Harcourt Co. *	44,538	134,059
Hyatt Hotels Corp., Class A	16,534	1,189,952
Jack in the Box, Inc.	10,503	966,171
K12, Inc. *	20,640	481,531
Las Vegas Sands Corp.	153,491	8,550,984
Laureate Education, Inc., Class A *	51,912	737,150
Lindblad Expeditions Holdings, Inc. *	14,701	188,320
Marriott International, Inc., Class A	124,549	15,801,532
Marriott Vacations Worldwide Corp.	19,307	2,458,360
McDonald's Corp.	350,459	76,203,805
MGM Resorts International	193,708	5,472,251
Monarch Casino & Resort, Inc. *	5,837	322,319
Noodles & Co. *	18,475	146,876
Norwegian Cruise Line Holdings Ltd. *	148,511	3,396,447
OneSpaWorld Holdings Ltd.	26,730	236,293
Papa John's International, Inc.	15,403	1,237,785
Penn National Gaming, Inc. *	67,672	4,737,040
Perdoceo Education Corp. *	34,512	391,366
Planet Fitness, Inc., Class A *	37,959	2,769,109
Playa Hotels & Resorts N.V. *	24,798	126,222
PlayAGS, Inc. *	20,179	99,281
Red Rock Resorts, Inc., Class A	33,255	723,130
Regis Corp. *	12,988	110,268
Royal Caribbean Cruises Ltd.	84,162	6,632,807
Ruth's Hospitality Group, Inc.	12,724	198,113
Scientific Games Corp., Class A *	25,130	936,846
SeaWorld Entertainment, Inc. *	23,879	666,224
Service Corp. International	83,202	4,046,945
Shake Shack, Inc., Class A *	17,027	1,390,425
Six Flags Entertainment Corp.	34,209	1,051,243
Starbucks Corp.	550,586	53,968,440
Strategic Education, Inc.	11,553	1,084,711
Terminix Global Holdings, Inc. *	62,159	3,047,656
Texas Roadhouse, Inc.	30,387	2,303,335
The Cheesecake Factory, Inc.	20,477	767,478
The Wendy's Co.	85,685	1,884,213
Vail Resorts, Inc.	18,957	5,229,099
Vivint Smart Home, Inc. *	19,218	423,373
Wingstop, Inc.	14,065	1,790,615
WW International, Inc. *	22,405	661,172
Wyndham Destinations, Inc.	40,800	1,716,048
Wyndham Hotels & Resorts, Inc.	44,413	2,553,748
Wynn Resorts Ltd.	45,902	4,613,151
Yum! Brands, Inc.	142,009	15,024,552
		339,723,603

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	21,460	1,869,595
AGNC Investment Corp.	263,414	4,024,966
Alerus Financial Corp.	2,000	48,060
Ally Financial, Inc.	175,603	5,206,629
American Express Co.	307,031	36,410,806
Ameriprise Financial, Inc.	56,381	10,444,016
Annaly Capital Management, Inc.	662,751	5,302,008
Anworth Mortgage Asset Corp.	49,041	105,438
Apollo Commercial Real Estate Finance, Inc.	68,854	742,246
Apollo Global Management, Inc.	98,853	4,311,968
Security	Number of Shares	Value ($)
Arbor Realty Trust, Inc.	45,723	609,030
Ares Management Corp., Class A	44,682	2,012,924
ARMOUR Residential REIT, Inc.	28,372	300,176
Artisan Partners Asset Management, Inc., Class A	28,224	1,270,080
Assetmark Financial Holdings, Inc. *	6,064	144,202
B. Riley Financial, Inc.	6,882	248,715
Berkshire Hathaway, Inc., Class B *	933,487	213,684,509
BGC Partners, Inc., Class A	133,843	554,110
BlackRock, Inc.	66,741	46,608,577
Blackstone Mortgage Trust, Inc., Class A	69,553	1,806,987
Blucora, Inc. *	22,985	299,724
Brightsphere Investment Group, Inc.	27,076	479,245
Broadmark Realty Capital, Inc.	59,039	599,246
Cannae Holdings, Inc. *	40,480	1,595,722
Capital One Financial Corp.	213,917	18,319,852
Capstead Mortgage Corp.	41,716	234,861
Cboe Global Markets, Inc.	51,490	4,702,067
Chimera Investment Corp.	112,370	1,152,916
CME Group, Inc.	169,040	29,587,071
Cohen & Steers, Inc.	10,535	745,562
Colony Credit Real Estate, Inc.	41,489	301,210
Cowen, Inc., Class A	13,071	313,181
Credit Acceptance Corp. *	5,741	1,713,574
Curo Group Holdings Corp.	6,425	55,512
Diamond Hill Investment Group, Inc.	1,123	153,649
Discover Financial Services	144,473	11,004,508
Donnelley Financial Solutions, Inc. *	14,380	234,250
Dynex Capital, Inc.	11,682	205,720
Eaton Vance Corp.	54,654	3,660,725
Ellington Financial, Inc.	17,102	246,269
Encore Capital Group, Inc. *	15,385	525,244
Enova International, Inc. *	16,686	348,904
Equitable Holdings, Inc.	187,776	4,765,755
Evercore, Inc., Class A	19,312	1,756,040
EZCORP, Inc., Class A *	28,954	147,376
FactSet Research Systems, Inc.	17,936	5,986,319
Federated Hermes, Inc.	46,204	1,240,115
FirstCash, Inc.	19,701	1,265,592
Focus Financial Partners, Inc., Class A *	14,621	579,138
Franklin Resources, Inc.	126,473	2,781,141
Granite Point Mortgage Trust, Inc.	24,979	231,306
Green Dot Corp., Class A *	25,118	1,345,320
Greenhill & Co., Inc.	8,652	112,649
Hamilton Lane, Inc., Class A	14,346	1,002,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,028	1,914,631
Houlihan Lokey, Inc.	23,732	1,537,359
Interactive Brokers Group, Inc., Class A	37,819	1,995,330
Intercontinental Exchange, Inc.	264,686	27,927,020
Invesco Ltd.	176,965	2,872,142
Invesco Mortgage Capital, Inc. (a)	84,588	280,832
Janus Henderson Group plc	72,781	2,076,442
Jefferies Financial Group, Inc.	102,561	2,331,212
KKR & Co., Inc.	262,219	9,945,967
KKR Real Estate Finance Trust, Inc.	13,793	251,446
Ladder Capital Corp., Class A	56,620	516,374
Lazard Ltd., Class A	51,790	1,932,803
LendingClub Corp. *	41,126	328,185
LendingTree, Inc. *	5,109	1,305,758
LPL Financial Holdings, Inc.	36,963	3,355,132
MarketAxess Holdings, Inc.	17,789	9,591,473
MFA Financial, Inc.	212,302	785,517
Moelis & Co., Class A	26,086	1,023,615
Moody's Corp.	76,171	21,506,120
Morgan Stanley	672,644	41,589,579
Morningstar, Inc.	9,964	1,993,796
MSCI, Inc.	39,229	16,061,137
Nasdaq, Inc.	54,322	6,952,673

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Navient Corp.	93,707	878,035
Nelnet, Inc., Class A	10,244	695,568
New Residential Investment Corp.	200,639	1,857,917
New York Mortgage Trust, Inc.	170,622	599,736
Northern Trust Corp.	97,530	9,081,994
OneMain Holdings, Inc.	35,591	1,387,693
Open Lending Corp., Class A *	29,889	840,479
Oportun Financial Corp. *	9,107	153,999
PennyMac Mortgage Investment Trust	48,505	829,436
Piper Sandler Cos.	6,156	567,399
PJT Partners, Inc., Class A	11,158	773,026
PRA Group, Inc. *	21,023	875,188
Raymond James Financial, Inc.	57,325	5,213,709
Ready Capital Corp.	18,790	243,143
Redwood Trust, Inc.	52,572	454,748
S&P Global, Inc.	113,550	39,944,619
Safeguard Scientifics, Inc.	8,371	53,658
Santander Consumer USA Holdings, Inc.	33,889	748,947
SEI Investments Co.	57,425	3,029,169
SLM Corp.	179,186	1,901,163
Starwood Property Trust, Inc.	130,797	2,346,498
State Street Corp.	165,278	11,648,793
Stifel Financial Corp.	33,144	2,296,879
StoneX Group, Inc. *	8,206	505,654
Synchrony Financial	253,182	7,714,456
T. Rowe Price Group, Inc.	107,147	15,365,951
The Bank of New York Mellon Corp.	383,103	14,986,989
The Blackstone Group, Inc., Class A	316,463	18,845,372
The Carlyle Group, Inc.	55,371	1,573,090
The Charles Schwab Corp. (b)	699,505	34,121,854
The Goldman Sachs Group, Inc.	162,079	37,372,176
TPG RE Finance Trust, Inc.	26,326	273,001
Tradeweb Markets, Inc., Class A	42,755	2,550,336
Two Harbors Investment Corp.	130,024	811,350
Virtu Financial, Inc., Class A	38,466	876,640
Virtus Investment Partners, Inc.	3,151	563,651
Voya Financial, Inc.	58,434	3,367,551
Waddell & Reed Financial, Inc., Class A	28,771	473,571
WisdomTree Investments, Inc.	56,040	239,851
World Acceptance Corp. *	2,091	236,095
		817,771,230

Energy 2.1%
Antero Midstream Corp.	128,459	865,814
Antero Resources Corp. *	130,519	511,634
Apache Corp.	179,156	2,309,321
Arch Resources, Inc.	7,788	260,431
Archrock, Inc.	57,377	445,819
Baker Hughes Co.	311,285	5,827,255
Berry Corp.	40,395	155,117
Bonanza Creek Energy, Inc. *	9,034	199,380
Brigham Minerals, Inc., Class A	15,019	156,498
Bristow Group, Inc. *	11,139	247,843
Cabot Oil & Gas Corp.	186,978	3,275,855
Cactus, Inc., Class A	22,295	517,244
Callon Petroleum Co. *	14,258	135,594
Centennial Resource Development, Inc., Class A *	89,013	105,035
ChampionX Corp. *	83,728	994,689
Cheniere Energy, Inc. *	108,856	6,171,047
Chevron Corp.	905,583	78,948,726
Cimarex Energy Co.	49,064	1,763,851
Clean Energy Fuels Corp. *	50,590	230,184
CNX Resources Corp. *	99,253	933,971
Comstock Resources, Inc. *	31,633	154,053
Concho Resources, Inc.	93,303	5,363,056
ConocoPhillips	503,551	19,920,478
Continental Resources, Inc.	29,826	458,724
Security	Number of Shares	Value ($)
Core Laboratories N.V.	20,931	459,854
CVR Energy, Inc.	14,279	201,905
Delek US Holdings, Inc.	29,584	393,171
Devon Energy Corp.	185,017	2,588,388
Diamondback Energy, Inc.	75,491	3,016,620
DMC Global, Inc.	7,176	293,140
Dorian LPG Ltd. *	14,411	157,512
Dril-Quip, Inc. *	17,500	497,350
EOG Resources, Inc.	273,205	12,807,850
EQT Corp.	129,572	1,928,031
Equitrans Midstream Corp.	188,470	1,537,915
Exterran Corp. *	13,566	57,520
Exxon Mobil Corp.	1,988,648	75,827,148
Falcon Minerals Corp.	17,856	41,069
Frank's International N.V. *	55,359	123,451
Green Plains, Inc. *	16,314	241,121
Halliburton Co.	416,059	6,902,419
Helix Energy Solutions Group, Inc. *	69,003	259,451
Helmerich & Payne, Inc.	52,162	1,187,729
Hess Corp.	129,309	6,100,799
HollyFrontier Corp.	71,143	1,664,035
International Seaways, Inc.	15,429	260,596
Kinder Morgan, Inc.	913,881	13,141,609
Kosmos Energy Ltd.	173,259	304,936
Laredo Petroleum, Inc. *	7,040	83,142
Liberty Oilfield Services, Inc., Class A	24,358	226,529
Magnolia Oil & Gas Corp., Class A *	62,917	393,231
Marathon Oil Corp.	379,536	2,246,853
Marathon Petroleum Corp.	305,221	11,866,992
Matador Resources Co. *	54,085	550,585
Matrix Service Co. *	14,241	136,429
Murphy Oil Corp.	72,860	732,972
Nabors Industries Ltd. (a)	2,374	124,374
NACCO Industries, Inc., Class A	2,318	62,006
National Oilwell Varco, Inc.	185,957	2,279,833
New Fortress Energy, Inc.	8,034	346,346
NextDecade Corp. *(a)	53,715	128,916
NexTier Oilfield Solutions, Inc. *	80,126	224,353
Northern Oil and Gas, Inc. *	9,273	57,956
Occidental Petroleum Corp.	396,918	6,255,428
Oceaneering International, Inc. *	48,468	294,201
Oil States International, Inc. *	22,586	100,282
ONEOK, Inc.	210,392	7,546,761
Overseas Shipholding Group, Inc., Class A *	41,731	83,462
Ovintiv, Inc.	126,107	1,609,125
Par Pacific Holdings, Inc. *	17,935	204,280
Parsley Energy, Inc., Class A	140,110	1,755,578
Patterson-UTI Energy, Inc.	97,098	418,492
PBF Energy, Inc., Class A	48,917	355,137
PDC Energy, Inc. *	47,465	793,615
Penn Virginia Corp. *	6,999	63,131
Phillips 66	204,871	12,411,085
Pioneer Natural Resources Co.	77,814	7,826,532
ProPetro Holding Corp. *	36,475	210,461
QEP Resources, Inc.	69,337	111,633
Range Resources Corp.	121,577	887,512
Renewable Energy Group, Inc. *	18,006	1,045,788
REX American Resources Corp. *	2,406	188,871
RPC, Inc. *	24,691	76,542
Schlumberger N.V.	649,713	13,507,533
Select Energy Services, Inc., Class A *	36,698	155,232
SM Energy Co.	43,359	183,409
Southwestern Energy Co. *	303,625	944,274
Talos Energy, Inc. *	6,666	57,061
Targa Resources Corp.	108,990	2,561,265
TechnipFMC plc	197,920	1,644,715
Tellurian, Inc. *	96,955	144,463
The Williams Cos., Inc.	569,718	11,952,684

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tidewater, Inc. *	18,832	179,092
Transocean Ltd. *	275,865	510,350
US Silica Holdings, Inc.	36,608	158,147
Valero Energy Corp.	191,262	10,284,158
W&T Offshore, Inc. *	44,740	87,690
World Fuel Services Corp.	30,806	875,506
WPX Energy, Inc. *	186,272	1,326,257
		366,215,507

Food & Staples Retailing 1.4%
Albertsons Cos, Inc. Class A *(a)	21,263	340,846
BJ's Wholesale Club Holdings, Inc. *	65,101	2,668,490
Casey's General Stores, Inc.	17,269	3,137,432
Costco Wholesale Corp.	207,854	81,430,962
Grocery Outlet Holding Corp. *	39,192	1,513,595
Ingles Markets, Inc., Class A	6,525	245,275
Natural Grocers by Vitamin Cottage, Inc.	3,751	54,615
Performance Food Group Co. *	62,711	2,720,403
PriceSmart, Inc.	10,745	873,354
Rite Aid Corp. *(a)	25,756	339,979
SpartanNash Co.	16,396	309,556
Sprouts Farmers Market, Inc. *	56,898	1,204,531
Sysco Corp.	238,399	16,995,465
The Andersons, Inc.	15,721	357,338
The Chefs' Warehouse, Inc. *	15,197	350,215
The Kroger Co.	364,426	12,026,058
United Natural Foods, Inc. *	24,562	423,694
US Foods Holding Corp. *	105,272	3,313,962
Village Super Market, Inc., Class A	4,605	106,652
Walgreens Boots Alliance, Inc.	336,783	12,801,122
Walmart, Inc.	653,796	99,893,491
Weis Markets, Inc.	8,064	384,088
		241,491,123

Food, Beverage & Tobacco 3.0%
Alico, Inc.	2,500	77,475
Altria Group, Inc.	873,619	34,796,245
Archer-Daniels-Midland Co.	261,201	12,999,974
B&G Foods, Inc. (a)	31,326	867,417
Beyond Meat, Inc. *	23,303	3,260,090
Brown-Forman Corp., Class A	25,719	1,896,262
Brown-Forman Corp., Class B	85,836	6,923,532
Bunge Ltd.	65,985	3,885,857
Cal-Maine Foods, Inc. *	17,374	679,845
Calavo Growers, Inc.	7,912	566,736
Campbell Soup Co.	95,075	4,755,651
Celsius Holdings, Inc. *	12,205	393,611
Coca-Cola Consolidated, Inc.	2,174	568,914
Conagra Brands, Inc.	228,693	8,361,016
Constellation Brands, Inc., Class A	78,783	16,216,693
Darling Ingredients, Inc. *	76,614	3,698,924
Flowers Foods, Inc.	91,688	2,034,557
Fresh Del Monte Produce, Inc.	14,656	372,116
Freshpet, Inc. *	19,074	2,610,849
General Mills, Inc.	286,623	17,432,411
Hormel Foods Corp.	132,194	6,236,913
Hostess Brands, Inc. *	61,817	837,620
Ingredion, Inc.	31,847	2,456,996
J&J Snack Foods Corp.	7,234	1,051,751
John B Sanfilippo & Son, Inc.	4,137	307,007
Kellogg Co.	118,729	7,587,970
Keurig Dr Pepper, Inc.	271,447	8,265,561
Lamb Weston Holdings, Inc.	68,579	4,963,748
Lancaster Colony Corp.	9,089	1,539,040
Landec Corp. *	13,155	136,154
Limoneira Co.	8,109	118,635
Security	Number of Shares	Value ($)
McCormick & Co., Inc. Non-Voting Shares	58,097	10,862,977
MGP Ingredients, Inc.	6,129	267,286
Molson Coors Beverage Co., Class B	87,539	4,026,794
Mondelez International, Inc., Class A	672,687	38,645,868
Monster Beverage Corp. *	173,920	14,744,938
National Beverage Corp. *(a)	5,978	586,023
PepsiCo, Inc.	652,329	94,085,412
Philip Morris International, Inc.	733,316	55,548,687
Pilgrim's Pride Corp. *	25,300	477,917
Post Holdings, Inc. *	29,802	2,815,097
Sanderson Farms, Inc.	9,444	1,291,278
Seaboard Corp.	126	403,544
Seneca Foods Corp., Class A *	3,084	129,158
Simply Good Foods Co. *	40,534	881,209
The Boston Beer Co., Inc., Class A *	4,311	4,012,851
The Coca-Cola Co.	1,821,237	93,975,829
The Hain Celestial Group, Inc. *	38,608	1,486,408
The Hershey Co.	69,075	10,215,502
The J.M. Smucker Co.	53,204	6,235,509
The Kraft Heinz Co.	305,002	10,046,766
Tootsie Roll Industries, Inc.	8,179	253,304
TreeHouse Foods, Inc. *	26,753	1,100,351
Turning Point Brands, Inc.	8,260	322,305
Tyson Foods, Inc., Class A	137,801	8,984,625
Universal Corp.	12,419	565,189
Vector Group Ltd.	55,368	622,336
Vital Farms, Inc. *	7,168	212,459
		518,699,192

Health Care Equipment & Services 6.4%
1Life Healthcare, Inc. *	33,980	1,116,923
Abbott Laboratories	833,707	90,223,772
ABIOMED, Inc. *	21,252	5,825,173
Acadia Healthcare Co., Inc. *	43,034	1,826,793
Accelerate Diagnostics, Inc. *(a)	12,216	95,651
Accolade, Inc. *	7,127	369,963
Accuray, Inc. *	48,031	214,218
Acutus Medical, Inc. *	4,682	133,062
AdaptHealth Corp. *	18,040	538,674
Addus HomeCare Corp. *	7,320	726,510
Align Technology, Inc. *	33,766	16,251,238
Allscripts Healthcare Solutions, Inc. *	80,699	1,103,962
Amedisys, Inc. *	15,313	3,748,469
American Renal Associates Holdings, Inc. *	7,092	80,920
AmerisourceBergen Corp.	69,393	7,155,112
AMN Healthcare Services, Inc. *	21,477	1,399,441
AngioDynamics, Inc. *	17,188	244,413
Antares Pharma, Inc. *	61,943	193,262
Anthem, Inc.	118,323	36,859,981
Apollo Medical Holdings, Inc. *	6,294	114,677
AtriCure, Inc. *	21,630	940,472
Atrion Corp.	662	397,200
Avanos Medical, Inc. *	23,728	1,005,830
AxoGen, Inc. *	16,856	240,872
Axonics Modulation Technologies, Inc. *	13,744	603,224
Baxter International, Inc.	238,705	18,158,289
Becton Dickinson & Co.	136,474	32,049,554
BioLife Solutions, Inc. *	11,666	419,859
BioTelemetry, Inc. *	16,430	910,386
Boston Scientific Corp. *	674,070	22,345,421
Brookdale Senior Living, Inc. *	87,080	369,219
Cantel Medical Corp.	18,431	1,095,354
Cardinal Health, Inc.	137,688	7,516,388
Cardiovascular Systems, Inc. *	19,438	669,833
Castle Biosciences, Inc. *	6,408	304,764
Castlight Health, Inc., Class B *	66,795	84,162

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Centene Corp. *	272,895	16,823,977
Cerner Corp.	142,958	10,698,977
Cerus Corp. *	73,499	488,768
Change Healthcare, Inc. *	104,816	1,795,498
Chemed Corp.	7,434	3,555,311
Cigna Corp.	172,920	36,164,489
Community Health Systems, Inc. *	54,469	445,556
Computer Programs & Systems, Inc.	6,617	188,121
CONMED Corp.	13,731	1,399,052
CorVel Corp. *	4,705	421,333
Covetrus, Inc. *	48,006	1,296,882
CryoLife, Inc. *	17,584	366,099
CryoPort, Inc. *	18,400	895,160
CVS Health Corp.	616,430	41,787,790
Danaher Corp.	297,443	66,814,621
DaVita, Inc. *	35,050	3,850,243
DENTSPLY SIRONA, Inc.	103,269	5,255,359
DexCom, Inc. *	44,899	14,353,312
Edwards Lifesciences Corp. *	292,898	24,571,213
Encompass Health Corp.	46,544	3,750,516
Envista Holdings Corp. *	75,618	2,248,123
Evolent Health, Inc., Class A *	35,983	522,833
Fulgent Genetics, Inc. *(a)	5,578	250,564
GenMark Diagnostics, Inc. *	32,619	436,116
Glaukos Corp. *	20,982	1,415,865
Globus Medical, Inc., Class A *	35,517	2,133,861
Guardant Health, Inc. *	39,696	4,807,980
Haemonetics Corp. *	23,518	2,654,006
Hanger, Inc. *	17,052	386,910
HCA Healthcare, Inc.	124,168	18,638,859
Health Catalyst, Inc. *	13,994	498,886
HealthEquity, Inc. *	36,378	2,607,939
HealthStream, Inc. *	12,991	242,672
Henry Schein, Inc. *	67,050	4,311,986
Heska Corp. *	3,953	494,125
Hill-Rom Holdings, Inc.	31,076	2,947,869
HMS Holdings Corp. *	41,846	1,314,801
Hologic, Inc. *	121,289	8,384,709
Humana, Inc.	62,264	24,937,977
ICU Medical, Inc. *	9,264	1,748,117
IDEXX Laboratories, Inc. *	39,947	18,414,768
Inari Medical, Inc. *	3,776	260,808
Inogen, Inc. *	8,758	307,143
Inovalon Holdings, Inc., Class A *	37,203	694,580
Inspire Medical Systems, Inc. *	12,623	2,344,596
Insulet Corp. *	30,698	7,911,182
Integer Holdings Corp. *	15,822	1,140,608
Integra LifeSciences Holdings Corp. *	33,215	1,817,857
Intuitive Surgical, Inc. *	55,054	39,971,957
Invacare Corp.	16,238	138,510
iRhythm Technologies, Inc. *	13,602	3,325,825
Laboratory Corp. of America Holdings *	45,621	9,116,901
Lantheus Holdings, Inc. *	31,775	418,159
LeMaitre Vascular, Inc.	7,156	281,875
LENSAR, Inc. *	4,945	42,379
LHC Group, Inc. *	14,874	2,920,064
LivaNova plc *	23,731	1,254,183
Magellan Health, Inc. *	10,546	833,661
Masimo Corp. *	23,857	6,071,368
McKesson Corp.	76,098	13,690,791
MEDNAX, Inc. *	40,183	812,098
Medtronic plc	633,184	71,993,021
Meridian Bioscience, Inc. *	22,306	421,583
Merit Medical Systems, Inc. *	23,129	1,273,714
Mesa Laboratories, Inc.	2,089	567,707
Molina Healthcare, Inc. *	27,965	5,708,495
National HealthCare Corp.	5,849	363,925
National Research Corp.	5,905	302,986
Natus Medical, Inc. *	17,188	359,573
Security	Number of Shares	Value ($)
Neogen Corp. *	24,568	1,823,437
Nevro Corp. *	16,217	2,614,991
NextGen Healthcare, Inc. *	23,357	414,353
Novocure Ltd. *	39,607	4,976,620
NuVasive, Inc. *	23,841	1,104,315
Omnicell, Inc. *	20,449	2,144,078
Ontrak, Inc. *(a)	3,628	180,130
Option Care Health, Inc. *	25,378	399,704
OraSure Technologies, Inc. *	30,987	371,844
Orthofix Medical, Inc. *	8,747	321,540
OrthoPediatrics Corp. *	6,232	285,176
Owens & Minor, Inc.	33,938	874,243
Patterson Cos., Inc.	41,243	1,144,906
Penumbra, Inc. *	15,887	3,525,325
PetIQ, Inc. *	11,216	322,796
Phreesia, Inc. *	14,027	619,432
Premier, Inc., Class A	32,053	1,135,317
Progyny, Inc. *	16,983	602,727
Quest Diagnostics, Inc.	62,865	7,794,003
Quidel Corp. *	18,093	3,529,040
R1 RCM, Inc. *	56,059	1,136,877
RadNet, Inc. *	19,345	360,204
ResMed, Inc.	67,987	14,250,075
Schrodinger, Inc. *	15,472	1,076,542
SeaSpine Holdings Corp. *	8,935	127,056
Select Medical Holdings Corp. *	48,634	1,172,079
Shockwave Medical, Inc. *	14,537	1,422,155
SI-BONE, Inc. *	11,778	272,778
Silk Road Medical, Inc. *	15,855	908,492
Simulations Plus, Inc.	7,192	402,536
SmileDirectClub, Inc. *(a)	39,192	482,062
STAAR Surgical Co. *	21,570	1,537,294
STERIS plc	40,079	7,767,711
Stryker Corp.	153,888	35,917,459
Surgery Partners, Inc. *	8,080	197,394
Surmodics, Inc. *	6,113	228,871
Tabula Rasa HealthCare, Inc. *	9,650	332,539
Tactile Systems Technology, Inc. *	9,702	418,253
Tandem Diabetes Care, Inc. *	28,742	2,698,299
Teladoc Health, Inc. *	56,227	11,176,241
Teleflex, Inc.	21,783	8,337,443
Tenet Healthcare Corp. *	49,639	1,560,154
The Cooper Cos., Inc.	22,983	7,704,361
The Ensign Group, Inc.	23,809	1,711,153
The Pennant Group, Inc. *	11,904	603,414
The Providence Service Corp. *	5,681	771,423
Tivity Health, Inc. *	16,929	312,001
TransMedics Group, Inc. *	11,267	167,540
Triple-S Management Corp., Class B *	10,466	234,543
UnitedHealth Group, Inc.	447,514	150,516,859
Universal Health Services, Inc., Class B	36,713	4,793,984
US Physical Therapy, Inc.	6,066	644,331
Vapotherm, Inc. *	10,147	255,299
Varex Imaging Corp. *	18,687	311,699
Varian Medical Systems, Inc. *	42,947	7,471,919
Veeva Systems, Inc., Class A *	63,482	17,576,261
ViewRay, Inc. *	49,137	188,686
Vocera Communications, Inc. *	14,973	506,537
West Pharmaceutical Services, Inc.	34,780	9,570,065
Zimmer Biomet Holdings, Inc.	97,136	14,484,920
		1,107,791,319

Household & Personal Products 1.6%
BellRing Brands, Inc., Class A *	18,793	383,377
Central Garden & Pet Co. *	4,978	199,319
Central Garden & Pet Co., Class A *	18,215	671,951
Church & Dwight Co., Inc.	115,799	10,163,678
Colgate-Palmolive Co.	403,950	34,594,278

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coty, Inc., Class A	142,347	1,023,475
Edgewell Personal Care Co. *	26,782	930,675
elf Beauty, Inc. *	17,556	381,668
Energizer Holdings, Inc.	27,673	1,159,222
Herbalife Nutrition Ltd. *	45,990	2,203,381
Inter Parfums, Inc.	8,403	456,367
Kimberly-Clark Corp.	160,653	22,380,569
Medifast, Inc.	5,371	1,096,436
Nu Skin Enterprises, Inc., Class A	23,447	1,207,755
Revlon, Inc., Class A *(a)	3,422	44,007
Reynolds Consumer Products, Inc.	25,505	773,822
Spectrum Brands Holdings, Inc.	18,296	1,222,722
The Clorox Co.	59,130	12,001,025
The Estee Lauder Cos., Inc., Class A	106,325	26,083,649
The Procter & Gamble Co.	1,172,528	162,828,963
USANA Health Sciences, Inc. *	5,861	440,630
WD-40 Co.	6,288	1,599,101
		281,846,070

Insurance 2.0%
Aflac, Inc.	310,787	13,652,873
Alleghany Corp.	6,751	3,883,175
Ambac Financial Group, Inc. *	21,364	312,769
American Equity Investment Life Holding Co.	42,161	1,107,991
American Financial Group, Inc.	33,812	3,023,131
American International Group, Inc.	403,560	15,512,846
American National Group, Inc.	4,134	350,481
AMERISAFE, Inc.	9,105	498,317
Aon plc, Class A	109,152	22,364,153
Arch Capital Group Ltd. *	191,501	6,165,375
Argo Group International Holdings Ltd.	16,289	638,366
Arthur J. Gallagher & Co.	90,151	10,404,327
Assurant, Inc.	28,141	3,633,566
Assured Guaranty Ltd.	38,431	1,157,926
Athene Holding Ltd., Class A *	59,175	2,624,411
Axis Capital Holdings Ltd.	37,847	1,896,513
Brighthouse Financial, Inc. *	42,356	1,486,696
Brown & Brown, Inc.	111,296	5,011,659
BRP Group, Inc., Class A *	17,376	511,723
Chubb Ltd.	212,533	31,418,753
Cincinnati Financial Corp.	69,695	5,321,213
Citizens, Inc. *(a)	21,410	135,739
CNA Financial Corp.	12,972	447,664
CNO Financial Group, Inc.	68,921	1,466,639
Crawford & Co., Class A	6,804	50,009
Crawford & Co., Class B	6,871	50,158
Donegal Group, Inc., Class A	4,373	61,135
eHealth, Inc. *	11,610	882,244
Employers Holdings, Inc.	14,582	444,897
Enstar Group Ltd. *	6,234	1,179,972
Erie Indemnity Co., Class A	11,699	2,639,411
Everest Re Group Ltd.	18,871	4,289,944
FBL Financial Group, Inc., Class A	4,765	247,780
Fidelity National Financial, Inc.	137,650	4,954,024
First American Financial Corp.	52,260	2,531,474
Genworth Financial, Inc., Class A *	236,777	1,074,968
Globe Life, Inc.	45,704	4,255,042
GoHealth, Inc., Class A *	19,903	209,778
Goosehead Insurance, Inc., Class A	7,368	907,075
Greenlight Capital Re Ltd., Class A *	15,045	115,997
Horace Mann Educators Corp.	20,461	816,803
Independence Holding Co.	4,498	177,356
James River Group Holdings Ltd.	13,946	635,659
Kemper Corp.	29,029	2,175,724
Kinsale Capital Group, Inc.	9,720	2,334,355
Lemonade, Inc. *	5,771	399,757
Lincoln National Corp.	85,888	4,055,631
Security	Number of Shares	Value ($)
Loews Corp.	112,775	4,726,400
Markel Corp. *	6,497	6,326,974
Marsh & McLennan Cos., Inc.	238,733	27,368,351
MBIA, Inc. *	28,309	180,328
Mercury General Corp.	13,200	587,004
MetLife, Inc.	361,760	16,702,459
National General Holdings Corp.	32,034	1,091,719
National Western Life Group, Inc., Class A	1,192	221,807
NI Holdings, Inc. *	3,867	66,126
Old Republic International Corp.	131,694	2,359,957
Palomar Holdings, Inc. *	10,220	675,542
Primerica, Inc.	18,632	2,427,191
Principal Financial Group, Inc.	119,634	5,956,577
ProAssurance Corp.	26,730	425,274
ProSight Global, Inc. *	4,183	53,333
Prudential Financial, Inc.	184,740	13,970,039
Reinsurance Group of America, Inc.	32,113	3,701,987
RenaissanceRe Holdings Ltd.	24,199	3,984,123
RLI Corp.	18,652	1,785,556
Safety Insurance Group, Inc.	7,246	516,278
Selective Insurance Group, Inc.	28,209	1,743,880
Selectquote, Inc. *	15,033	322,458
State Auto Financial Corp.	8,406	126,258
Stewart Information Services Corp.	11,879	497,374
The Allstate Corp.	147,406	15,087,004
The Hanover Insurance Group, Inc.	17,244	1,937,363
The Hartford Financial Services Group, Inc.	167,400	7,399,080
The Progressive Corp.	275,763	24,021,715
The Travelers Cos., Inc.	118,762	15,397,493
Third Point Reinsurance Ltd. *	39,469	376,534
Trean Insurance Group, Inc. *	5,729	81,638
Trupanion, Inc. *	15,278	1,548,884
United Fire Group, Inc.	10,876	237,858
United Insurance Holdings Corp.	11,278	49,962
Universal Insurance Holdings, Inc.	15,346	214,230
Unum Group	93,102	2,069,657
W.R. Berkley Corp.	66,399	4,324,567
Watford Holdings Ltd. *	9,234	320,604
White Mountains Insurance Group Ltd.	1,463	1,404,480
Willis Towers Watson plc	60,469	12,589,041
		350,392,604

Materials 2.8%
AdvanSix, Inc. *	13,328	236,839
Air Products and Chemicals, Inc.	104,023	29,141,003
Albemarle Corp.	50,183	6,823,382
Alcoa Corp. *	90,577	1,802,482
Allegheny Technologies, Inc. *	58,940	795,101
Amcor plc	734,469	8,321,534
American Vanguard Corp.	12,220	185,255
Amyris, Inc. *(a)	56,827	165,935
AptarGroup, Inc.	30,436	3,844,676
Arconic Corp. *	46,593	1,281,773
Ashland Global Holdings, Inc.	25,797	1,939,160
Avery Dennison Corp.	39,048	5,831,428
Avient Corp.	43,394	1,586,051
Axalta Coating Systems Ltd. *	99,713	2,852,789
Balchem Corp.	15,490	1,606,158
Ball Corp.	153,404	14,728,318
Berry Global Group, Inc. *	61,658	3,267,874
Boise Cascade Co.	19,333	836,152
Cabot Corp.	26,651	1,103,618
Carpenter Technology Corp.	22,847	558,381
Celanese Corp.	55,227	7,142,508
Century Aluminum Co. *	23,166	235,135
CF Industries Holdings, Inc.	99,749	3,720,638

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chase Corp.	3,389	359,065
Clearwater Paper Corp. *	8,300	289,753
Cleveland-Cliffs, Inc.	185,084	2,037,775
Coeur Mining, Inc. *	113,507	804,765
Commercial Metals Co.	56,920	1,133,277
Compass Minerals International, Inc.	16,028	1,001,109
Corteva, Inc.	351,338	13,463,272
Crown Holdings, Inc. *	63,613	5,995,525
Domtar Corp.	27,359	823,506
Dow, Inc.	347,560	18,424,156
DuPont de Nemours, Inc.	344,685	21,866,816
Eagle Materials, Inc.	19,287	1,754,924
Eastman Chemical Co.	63,985	6,232,139
Ecolab, Inc.	117,045	26,001,547
Element Solutions, Inc.	106,488	1,470,599
Ferro Corp. *	40,384	577,895
FMC Corp.	60,612	7,031,598
Forterra, Inc. *	7,441	138,031
Freeport-McMoRan, Inc.	680,455	15,915,842
FutureFuel Corp.	13,302	159,491
GCP Applied Technologies, Inc. *	22,162	520,585
Glatfelter Corp.	21,746	349,676
Graphic Packaging Holding Co.	133,008	2,037,683
Greif, Inc., Class A	15,920	773,871
H.B. Fuller Co.	24,524	1,283,341
Hawkins, Inc.	4,809	241,316
Haynes International, Inc.	5,911	125,254
Hecla Mining Co.	244,629	1,169,327
Huntsman Corp.	94,864	2,349,781
Ingevity Corp. *	20,068	1,336,127
Innospec, Inc.	11,506	946,829
International Flavors & Fragrances, Inc. (a)	49,959	5,600,404
International Paper Co.	185,588	9,182,894
Kaiser Aluminum Corp.	7,602	592,804
Koppers Holdings, Inc. *	8,984	243,197
Kraton Corp. *	14,819	400,113
Kronos Worldwide, Inc.	8,846	121,632
Linde plc	247,569	63,481,643
Livent Corp. *	69,634	1,056,348
Loop Industries, Inc. *(a)	7,913	66,153
Louisiana-Pacific Corp.	52,724	1,804,743
LyondellBasell Industries N.V., Class A	120,455	10,250,720
Martin Marietta Materials, Inc.	29,109	7,732,224
Materion Corp.	8,933	520,794
McEwen Mining, Inc. *(a)	131,041	128,302
Mercer International, Inc.	19,949	163,382
Minerals Technologies, Inc.	15,606	946,816
Myers Industries, Inc.	18,307	311,036
Neenah, Inc.	7,912	383,811
NewMarket Corp.	3,351	1,239,066
Newmont Corp.	378,168	22,243,842
Nucor Corp.	141,146	7,579,540
O-I Glass, Inc.	74,652	845,061
Olin Corp.	69,234	1,515,532
Orion Engineered Carbons S.A.	28,039	436,287
Packaging Corp. of America	44,762	5,819,060
PPG Industries, Inc.	110,821	16,265,198
PQ Group Holdings, Inc. *	17,122	218,990
Quaker Chemical Corp.	6,189	1,528,683
Ranpak Holdings Corp. *	16,327	184,658
Rayonier Advanced Materials, Inc. *	22,057	142,709
Reliance Steel & Aluminum Co.	29,794	3,509,733
Resolute Forest Products, Inc. *	39,580	216,898
Royal Gold, Inc.	30,943	3,418,273
RPM International, Inc.	61,140	5,380,931
Schnitzer Steel Industries, Inc., Class A	12,373	316,996
Schweitzer-Mauduit International, Inc.	14,414	501,319
Sealed Air Corp.	73,362	3,305,692
Security	Number of Shares	Value ($)
Sensient Technologies Corp.	20,202	1,448,887
Silgan Holdings, Inc.	37,261	1,259,422
Sonoco Products Co.	47,572	2,762,030
Steel Dynamics, Inc.	94,601	3,425,502
Stepan Co.	9,857	1,144,989
Summit Materials, Inc., Class A *	54,297	1,031,643
SunCoke Energy, Inc.	42,866	192,897
The Chemours Co.	76,517	1,861,659
The Mosaic Co.	163,398	3,588,220
The Scotts Miracle-Gro Co.	19,097	3,356,680
The Sherwin-Williams Co.	38,605	28,862,256
TimkenSteel Corp. *	18,832	88,699
Tredegar Corp.	12,633	199,728
Trinseo S.A.	19,256	731,535
Tronox Holdings plc, Class A	39,660	501,699
United States Lime & Minerals, Inc.	858	94,981
United States Steel Corp.	105,380	1,495,342
US Concrete, Inc. *	7,324	259,856
Valvoline, Inc.	86,399	1,969,033
Venator Materials plc *	35,656	88,783
Verso Corp., Class A	12,086	130,650
Vulcan Materials Co.	62,485	8,726,030
W.R. Grace & Co.	29,111	1,592,954
Warrior Met Coal, Inc.	24,273	422,836
Westlake Chemical Corp.	16,271	1,222,766
Westrock Co.	122,767	5,181,995
Worthington Industries, Inc.	17,313	895,428
		484,813,049

Media & Entertainment 8.4%
Activision Blizzard, Inc.	363,348	28,878,899
Alphabet, Inc., Class A *	141,449	248,158,126
Alphabet, Inc., Class C *	138,203	243,339,550
Altice USA, Inc., Class A *	155,998	5,291,452
AMC Entertainment Holdings, Inc., Class A (a)	27,678	118,185
AMC Networks, Inc., Class A *(a)	13,922	459,008
ANGI Homeservices, Inc., Class A *	37,187	459,631
Cable One, Inc.	2,515	4,981,385
Cardlytics, Inc. *	12,905	1,531,565
Cargurus, Inc. *	40,208	1,007,210
Cars.com, Inc. *	30,580	341,579
Charter Communications, Inc., Class A *	70,412	45,907,920
Cinemark Holdings, Inc.	51,329	793,033
Clear Channel Outdoor Holdings, Inc. *	228,851	345,565
Comcast Corp., Class A	2,146,739	107,852,167
Discovery, Inc., Class A *	72,293	1,945,405
Discovery, Inc., Class C *	147,461	3,542,013
DISH Network Corp., Class A *	116,929	4,194,243
Electronic Arts, Inc. *	136,185	17,397,634
Entercom Communications Corp., Class A	55,412	134,651
Eventbrite, Inc., Class A *	31,766	532,716
EverQuote, Inc., Class A *	4,361	164,235
Facebook, Inc., Class A *	1,131,987	313,526,439
Fox Corp., Class A	160,837	4,638,539
Fox Corp., Class B	74,930	2,126,513
Gannett Co., Inc. *	44,260	125,698
Glu Mobile, Inc. *	66,548	672,800
Gray Television, Inc. *	43,150	762,029
Hemisphere Media Group, Inc. *	10,548	113,497
IAC/InterActiveCorp *	37,545	5,331,015
iHeartMedia, Inc., Class A *	27,475	328,464
John Wiley & Sons, Inc., Class A	21,674	748,620
Liberty Broadband Corp., Class A *	11,161	1,749,710
Liberty Broadband Corp., Class C *	71,598	11,265,945
Liberty Media Corp. - Liberty Braves, Class A *	5,190	130,632

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Braves, Class C *	16,323	408,075
Liberty Media Corp. - Liberty Formula One, Class A *	12,244	463,191
Liberty Media Corp. - Liberty Formula One, Class C *	95,398	3,985,728
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,541	1,618,809
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,012	3,322,302
Liberty TripAdvisor Holdings, Inc., Class A *	33,664	92,576
Lions Gate Entertainment Corp., Class A *	26,575	258,841
Lions Gate Entertainment Corp., Class B *	58,433	524,728
Live Nation Entertainment, Inc. *	66,380	4,357,847
Loral Space & Communications, Inc.	5,482	125,976
Madison Square Garden Entertainment Corp. *	8,137	618,493
Madison Square Garden Sports Corp. *	8,059	1,365,195
Match Group, Inc. *	121,985	16,981,532
Meredith Corp.	19,040	387,464
MSG Networks, Inc., Class A *	23,227	281,976
National CineMedia, Inc.	25,154	84,769
Netflix, Inc. *	207,601	101,869,811
News Corp., Class A	180,545	3,186,619
News Corp., Class B	59,705	1,063,346
Nexstar Media Group, Inc., Class A	21,611	2,274,558
Omnicom Group, Inc.	101,257	6,379,191
Pinterest, Inc., Class A *	217,777	15,248,746
QuinStreet, Inc. *	21,995	392,501
Roku, Inc. *	49,655	14,577,218
Scholastic Corp.	12,047	285,755
Sciplay Corp., Class A *	11,021	164,103
Sinclair Broadcast Group, Inc., Class A	22,532	614,222
Sirius XM Holdings, Inc.	577,565	3,748,397
Snap, Inc., Class A *	422,035	18,746,795
Take-Two Interactive Software, Inc. *	53,624	9,679,668
TechTarget, Inc. *	11,167	586,268
TEGNA, Inc.	105,157	1,515,312
The E.W. Scripps Co., Class A	26,454	337,553
The Interpublic Group of Cos., Inc.	185,443	4,131,670
The Marcus Corp.	10,925	128,260
The New York Times Co., Class A	67,199	2,883,509
The Walt Disney Co.	850,860	125,935,789
Tribune Publishing Co.	8,580	103,646
TripAdvisor, Inc. *	45,486	1,187,185
TrueCar, Inc. *	44,538	181,715
Twitter, Inc. *	370,789	17,245,396
ViacomCBS, Inc., Class B	270,661	9,548,920
Warner Music Group Corp., Class A	41,907	1,245,895
WideOpenWest, Inc. *	28,213	231,064
World Wrestling Entertainment, Inc., Class A	22,967	988,500
Yelp, Inc. *	31,100	993,334
Zillow Group, Inc., Class A *	17,191	1,897,027
Zillow Group, Inc., Class C *	67,479	7,274,911
ZoomInfo Technologies, Inc., Class A *	28,482	1,459,703
Zynga, Inc., Class A *	471,859	3,892,837
		1,453,772,999

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
10X Genomics, Inc., Class A *	30,440	4,660,668
89bio, Inc. *	2,822	76,222
AbbVie, Inc.	831,140	86,920,621
ACADIA Pharmaceuticals, Inc. *	53,849	3,051,084
Security	Number of Shares	Value ($)
Acceleron Pharma, Inc. *	24,435	2,885,040
Adaptive Biotechnologies Corp. *	38,446	1,853,866
Adverum Biotechnologies, Inc. *	44,043	598,544
Aerie Pharmaceuticals, Inc. *	19,781	245,482
Agenus, Inc. *	71,033	262,822
Agilent Technologies, Inc.	145,567	17,016,782
Agios Pharmaceuticals, Inc. *	27,463	1,272,086
Akebia Therapeutics, Inc. *	67,813	224,461
Akero Therapeutics, Inc. *	8,367	240,802
Akouos, Inc. *	6,514	134,710
Alector, Inc. *	24,894	326,360
Alexion Pharmaceuticals, Inc. *	102,769	12,549,123
Alkermes plc *	74,140	1,353,796
Allakos, Inc. *	14,644	1,567,347
Allogene Therapeutics, Inc. *	30,100	934,605
Allovir, Inc. *	7,668	303,729
Alnylam Pharmaceuticals, Inc. *	54,156	7,035,406
Altimmune, Inc. *	12,401	151,664
ALX Oncology Holdings, Inc. *	4,060	312,336
Amgen, Inc.	275,797	61,237,966
Amicus Therapeutics, Inc. *	123,593	2,829,044
Amneal Pharmaceuticals, Inc. *	62,728	247,776
Amphastar Pharmaceuticals, Inc. *	15,626	277,518
AnaptysBio, Inc. *	11,866	306,024
ANI Pharmaceuticals, Inc. *	4,547	134,409
Anika Therapeutics, Inc. *	7,320	276,696
Annexon, Inc. *	6,865	166,133
Apellis Pharmaceuticals, Inc. *	26,539	1,251,048
Applied Molecular Transport, Inc. *(a)	6,679	207,249
Aprea Therapeutics, Inc. *	6,057	152,879
Arcturus Therapeutics Holdings, Inc. *	8,907	817,306
Arcus Biosciences, Inc. *	19,670	535,614
Arcutis Biotherapeutics, Inc. *	8,505	230,656
Arena Pharmaceuticals, Inc. *	27,089	1,784,352
Arrowhead Pharmaceuticals, Inc. *	47,622	2,977,804
Arvinas, Inc. *	11,530	279,026
Assembly Biosciences, Inc. *	15,239	87,853
Atara Biotherapeutics, Inc. *	35,211	816,543
Athenex, Inc. *	30,148	410,917
Avantor, Inc. *	242,024	6,602,415
Avidity Biosciences, Inc. *	7,694	230,358
Avrobio, Inc. *	13,730	189,062
Axsome Therapeutics, Inc. *	12,146	880,464
Beam Therapeutics, Inc. *	10,230	511,500
Berkeley Lights, Inc. *	3,698	306,416
Bio-Rad Laboratories, Inc., Class A *	9,963	5,365,075
Bio-Techne Corp.	17,969	5,450,177
BioCryst Pharmaceuticals, Inc. *	84,040	429,444
Biogen, Inc. *	74,327	17,851,116
Biohaven Pharmaceutical Holding Co., Ltd. *	23,997	2,134,533
BioMarin Pharmaceutical, Inc. *	84,838	6,676,751
Bioxcel Therapeutics, Inc. *	6,975	306,900
Black Diamond Therapeutics, Inc. *	6,034	201,174
Bluebird Bio, Inc. *	30,895	1,362,161
Blueprint Medicines Corp. *	25,916	2,801,001
Bridgebio Pharma, Inc. *(a)	36,438	1,830,645
Bristol-Myers Squibb Co.	1,061,444	66,234,106
Bruker Corp.	48,547	2,456,964
Cara Therapeutics, Inc. *	19,771	290,041
CareDx, Inc. *	23,085	1,319,769
CASI Pharmaceuticals, Inc. *	23,724	59,073
Catalent, Inc. *	76,770	7,380,668
Catalyst Pharmaceuticals, Inc. *	46,167	168,971
Charles River Laboratories International, Inc. *	23,343	5,474,400
ChemoCentryx, Inc. *	23,446	1,293,047
Chimerix, Inc. *	21,882	82,495
Clovis Oncology, Inc. *(a)	45,401	223,373

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Codexis, Inc. *	23,355	432,535
Coherus Biosciences, Inc. *	28,291	522,252
Collegium Pharmaceutical, Inc. *	16,343	302,182
Constellation Pharmaceuticals, Inc. *	14,606	370,116
Corbus Pharmaceuticals Holdings, Inc. *(a)	41,188	50,249
Corcept Therapeutics, Inc. *	50,779	1,149,637
Cortexyme, Inc. *	6,235	303,021
Crinetics Pharmaceuticals, Inc. *	8,649	115,637
Cue Biopharma, Inc. *	12,871	180,001
Cyclerion Therapeutics, Inc. *	15,527	47,823
Cymabay Therapeutics, Inc. *	31,649	237,367
Cytokinetics, Inc. *	31,947	536,710
CytomX Therapeutics, Inc. *	21,865	164,425
Deciphera Pharmaceuticals, Inc. *	18,602	1,149,604
Denali Therapeutics, Inc. *	37,714	2,299,423
Dicerna Pharmaceuticals, Inc. *	28,856	729,191
Dynavax Technologies Corp. *	41,355	210,083
Eagle Pharmaceuticals, Inc. *	6,300	286,650
Editas Medicine, Inc. *	29,199	893,197
Eidos Therapeutics, Inc. *	5,014	461,589
Elanco Animal Health, Inc. *	154,917	4,738,911
Eli Lilly and Co.	373,702	54,429,696
Emergent BioSolutions, Inc. *	21,057	1,725,200
Enanta Pharmaceuticals, Inc. *	8,089	333,267
Endo International plc *	110,521	561,447
Epizyme, Inc. *	44,911	617,077
Esperion Therapeutics, Inc. *	13,743	389,202
Evelo Biosciences, Inc. *(a)	15,327	78,628
Exact Sciences Corp. *	70,946	8,588,723
Exelixis, Inc. *	144,297	2,764,731
Fate Therapeutics, Inc. *	34,834	2,036,570
FibroGen, Inc. *	38,393	1,586,015
Five Prime Therapeutics, Inc. *	18,528	348,326
Flexion Therapeutics, Inc. *	21,582	231,143
Forma Therapeutics Holdings, Inc. *(a)	6,902	301,893
Frequency Therapeutics, Inc. *	14,560	417,872
G1 Therapeutics, Inc. *	12,765	233,089
Generation Bio Co. *	5,814	280,351
Geron Corp. *	151,976	283,435
Gilead Sciences, Inc.	590,448	35,822,480
Global Blood Therapeutics, Inc. *	28,717	1,318,397
Gossamer Bio, Inc. *	24,066	212,743
Halozyme Therapeutics, Inc. *	60,830	2,378,453
Harpoon Therapeutics, Inc. *	5,042	75,227
Heron Therapeutics, Inc. *	37,265	645,802
Homology Medicines, Inc. *	19,289	189,804
Horizon Therapeutics plc *	98,827	6,960,386
IGM Biosciences, Inc. *	3,226	215,432
Illumina, Inc. *	68,567	22,084,745
IMARA, Inc. *(a)	2,449	62,474
ImmunoGen, Inc. *	82,640	450,388
Immunovant, Inc. *	18,540	911,983
Incyte Corp. *	87,759	7,419,146
Innoviva, Inc. *	30,432	318,167
Inovio Pharmaceuticals, Inc. *(a)	79,290	968,924
Inozyme Pharma, Inc. *(a)	3,259	84,799
Insmed, Inc. *	47,452	1,851,103
Intellia Therapeutics, Inc. *	23,411	919,350
Intercept Pharmaceuticals, Inc. *	12,109	429,991
Intersect ENT, Inc. *	14,747	282,110
Intra-Cellular Therapies, Inc. *	31,073	734,566
Invitae Corp. *	62,324	3,094,387
Ionis Pharmaceuticals, Inc. *	65,765	3,323,105
Iovance Biotherapeutics, Inc. *	63,678	2,471,343
IQVIA Holdings, Inc. *	89,757	15,168,035
Ironwood Pharmaceuticals, Inc. *	76,482	881,073
iTeos Therapeutics, Inc. *	4,979	133,387
Jazz Pharmaceuticals plc *	26,255	3,694,341
Security	Number of Shares	Value ($)
Johnson & Johnson	1,239,831	179,378,749
Jounce Therapeutics, Inc. *	9,862	70,513
Kadmon Holdings, Inc. *	75,606	329,642
Kaleido Biosciences, Inc. *(a)	14,034	110,588
Karuna Therapeutics, Inc. *	7,644	762,642
Karyopharm Therapeutics, Inc. *	31,734	539,161
Keros Therapeutics, Inc. *	3,212	242,859
Kodiak Sciences, Inc. *	14,551	1,988,685
Krystal Biotech, Inc. *	7,256	398,645
Kura Oncology, Inc. *	26,533	963,148
Lannett Co., Inc. *	14,426	88,864
Lexicon Pharmaceuticals, Inc. *	22,212	33,984
Ligand Pharmaceuticals, Inc. *(a)	7,729	652,096
Luminex Corp.	21,371	507,134
MacroGenics, Inc. *	24,240	559,217
Madrigal Pharmaceuticals, Inc. *	4,096	478,372
MannKind Corp. *	93,615	278,973
Medpace Holdings, Inc. *	12,669	1,626,193
Merck & Co., Inc.	1,191,163	95,757,594
Mersana Therapeutics, Inc. *	25,874	659,270
Mettler-Toledo International, Inc. *	11,291	12,985,102
Mirati Therapeutics, Inc. *	20,520	4,880,682
Mirum Pharmaceuticals, Inc. *	4,958	116,265
Moderna, Inc. *	141,449	21,604,920
Molecular Templates, Inc. *	17,033	152,445
Morphic Holding, Inc. *	3,550	111,364
Myriad Genetics, Inc. *	35,591	624,266
NanoString Technologies, Inc. *	20,193	1,002,381
NantKwest, Inc. *(a)	22,316	213,787
Natera, Inc. *	36,230	3,198,022
Nektar Therapeutics *	83,005	1,360,452
NeoGenomics, Inc. *	52,981	2,520,836
Neurocrine Biosciences, Inc. *	43,472	4,127,232
NextCure, Inc. *	5,634	57,016
NGM Biopharmaceuticals, Inc. *	9,265	219,581
Nkarta, Inc. *	7,635	254,093
Novavax, Inc. *	26,662	3,719,349
Nurix Therapeutics, Inc. *	5,197	221,496
Odonate Therapeutics, Inc. *	6,365	95,602
Omeros Corp. *(a)	29,367	340,364
OPKO Health, Inc. *	213,723	991,675
Optinose, Inc. *	15,444	62,548
Organogenesis Holdings, Inc. *	15,414	79,382
ORIC Pharmaceuticals, Inc. *	3,953	134,046
Osmotica Pharmaceuticals plc *	14,044	85,949
Oyster Point Pharma, Inc. *	5,893	129,233
Pacific Biosciences of California, Inc. *	83,402	1,318,586
Pacira BioSciences, Inc. *	20,288	1,229,250
Paratek Pharmaceuticals, Inc. *	14,370	88,950
Passage Bio, Inc. *	6,217	127,511
PDL BioPharma, Inc. *	65,192	164,936
PerkinElmer, Inc.	52,747	7,015,351
Perrigo Co., plc	63,686	3,070,939
Personalis, Inc. *	10,706	294,736
Pfizer, Inc.	2,616,737	100,247,194
Phathom Pharmaceuticals, Inc. *	4,818	206,307
Phibro Animal Health Corp., Class A	9,846	185,991
Pliant Therapeutics, Inc. *	4,342	119,492
Poseida Therapeutics, Inc. *(a)	8,039	93,333
PPD, Inc. *	50,634	1,772,190
PRA Health Sciences, Inc. *	29,680	3,330,096
Precigen, Inc. *(a)	34,664	274,539
Precision BioSciences, Inc. *	20,106	250,722
Prestige Consumer Healthcare, Inc. *	24,666	877,370
Protagonist Therapeutics, Inc. *	16,062	388,058
Prothena Corp. plc *	12,431	140,719
Provention Bio, Inc. *	22,653	339,568
PTC Therapeutics, Inc. *	32,229	2,016,569
Puma Biotechnology, Inc. *	16,241	182,711

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quanterix Corp. *	10,527	454,661
Radius Health, Inc. *	22,206	350,411
RAPT Therapeutics, Inc. *	3,503	75,910
Reata Pharmaceuticals, Inc., Class A *	11,371	1,736,920
Regeneron Pharmaceuticals, Inc. *	49,202	25,389,708
REGENXBIO, Inc. *	12,738	443,792
Relay Therapeutics, Inc. *	9,349	498,395
Relmada Therapeutics, Inc. *	5,991	213,040
Repligen Corp. *	23,093	4,380,049
Replimune Group, Inc. *	11,864	613,132
Revance Therapeutics, Inc. *	29,134	703,295
REVOLUTION Medicines, Inc. *	19,330	843,368
Rhythm Pharmaceuticals, Inc. *	13,712	424,386
Rocket Pharmaceuticals, Inc. *	16,005	495,515
Royalty Pharma plc, Class A	36,951	1,574,113
Rubius Therapeutics, Inc. *	16,256	101,925
Sage Therapeutics, Inc. *	24,724	1,831,801
Sangamo Therapeutics, Inc. *	58,485	584,265
Sarepta Therapeutics, Inc. *	37,116	5,228,160
Satsuma Pharmaceuticals, Inc. *	1,731	7,790
Seagen, Inc. *	57,041	9,714,653
Seres Therapeutics, Inc. *	24,541	677,577
SIGA Technologies, Inc. *	20,396	141,344
Sorrento Therapeutics, Inc. *(a)	96,368	790,218
Spectrum Pharmaceuticals, Inc. *	72,660	342,229
SpringWorks Therapeutics, Inc. *	12,668	828,994
Stoke Therapeutics, Inc. *	7,285	379,476
Supernus Pharmaceuticals, Inc. *	25,321	539,337
Syndax Pharmaceuticals, Inc. *	13,702	317,475
Syneos Health, Inc. *	32,577	2,144,870
Syros Pharmaceuticals, Inc. *	14,370	117,116
TCR2 Therapeutics, Inc. *	10,978	299,096
TG Therapeutics, Inc. *	47,918	1,405,914
TherapeuticsMD, Inc. *(a)	89,358	119,740
Theravance Biopharma, Inc. *	22,812	378,451
Thermo Fisher Scientific, Inc.	186,353	86,650,418
Translate Bio, Inc. *	32,796	728,727
Travere Therapeutics, Inc. *	21,826	500,470
Tricida, Inc. *	13,540	98,977
Turning Point Therapeutics, Inc. *	19,343	2,060,029
Twist Bioscience Corp. *	17,981	2,009,197
Ultragenyx Pharmaceutical, Inc. *	28,738	3,406,603
uniQure N.V. *	17,648	848,516
United Therapeutics Corp. *	20,757	2,753,208
UNITY Biotechnology, Inc. *	11,510	69,405
Vanda Pharmaceuticals, Inc. *	24,620	300,610
Vaxart, Inc. *(a)	51,722	412,742
Vaxcyte, Inc. *	8,376	268,870
VBI Vaccines, Inc. *(a)	103,165	353,340
Veracyte, Inc. *	27,180	1,481,582
Vericel Corp. *	21,422	547,118
Vertex Pharmaceuticals, Inc. *	122,414	27,879,788
Viatris, Inc. *	567,738	9,549,353
Viela Bio, Inc. *	8,083	309,902
Vir Biotechnology, Inc. *	30,664	977,568
Voyager Therapeutics, Inc. *	10,859	90,347
Waters Corp. *	29,218	6,778,868
WaVe Life Sciences Ltd. *	8,416	74,229
Xencor, Inc. *	26,938	1,140,016
Y-mAbs Therapeutics, Inc. *	11,681	594,212
Zentalis Pharmaceuticals, Inc. *	7,394	376,798
ZIOPHARM Oncology, Inc. *(a)	101,379	283,861
Zoetis, Inc.	223,643	35,867,864
Zogenix, Inc. *	25,517	546,829
		1,280,161,985

Security	Number of Shares	Value ($)
Real Estate 3.2%
Acadia Realty Trust	42,397	602,037
Agree Realty Corp.	25,098	1,653,958
Alexander & Baldwin, Inc.	33,860	529,909
Alexander's, Inc.	1,052	287,575
Alexandria Real Estate Equities, Inc.	54,945	8,996,145
Altisource Portfolio Solutions S.A. *	4,491	59,191
American Assets Trust, Inc.	22,820	654,706
American Campus Communities, Inc.	63,504	2,527,459
American Finance Trust, Inc.	50,998	376,365
American Homes 4 Rent, Class A	124,885	3,586,697
American Tower Corp.	209,004	48,321,725
Americold Realty Trust	96,510	3,293,886
Apartment Investment & Management Co., Class A	86,961	2,639,266
Apple Hospitality REIT, Inc.	99,617	1,320,921
Armada Hoffler Properties, Inc.	26,506	281,229
AvalonBay Communities, Inc.	65,981	10,991,775
Boston Properties, Inc.	66,984	6,575,149
Brandywine Realty Trust	77,683	864,612
Brixmor Property Group, Inc.	141,818	2,165,561
Camden Property Trust	45,606	4,507,241
CareTrust REIT, Inc.	45,386	881,850
CBRE Group, Inc., Class A *	157,366	9,621,357
Chatham Lodging Trust	22,445	247,119
CIM Commercial Trust Corp.	7,548	91,859
City Office REIT, Inc.	15,643	137,189
Colony Capital, Inc.	239,287	1,033,720
Columbia Property Trust, Inc.	56,778	793,756
Community Healthcare Trust, Inc.	10,514	474,812
CoreCivic, Inc.	57,771	409,596
CorEnergy Infrastructure Trust, Inc.	11,956	71,138
CorePoint Lodging, Inc.	18,332	119,341
CoreSite Realty Corp.	20,077	2,517,455
Corporate Office Properties Trust	53,296	1,419,272
Cousins Properties, Inc.	69,369	2,317,618
Crown Castle International Corp.	197,516	33,097,756
CubeSmart	91,918	2,990,093
Cushman & Wakefield plc *	49,714	740,739
CyrusOne, Inc.	54,458	3,807,159
DiamondRock Hospitality Co.	94,505	710,678
Digital Realty Trust, Inc.	126,303	17,019,329
Diversified Healthcare Trust	113,169	499,075
Douglas Emmett, Inc.	78,780	2,439,817
Duke Realty Corp.	173,074	6,587,196
Easterly Government Properties, Inc.	34,956	757,147
EastGroup Properties, Inc.	18,520	2,524,832
Empire State Realty Trust, Inc., Class A	73,178	662,261
EPR Properties	35,202	1,267,976
Equinix, Inc.	41,698	29,096,447
Equity Commonwealth	56,578	1,499,883
Equity LifeStyle Properties, Inc.	80,685	4,727,334
Equity Residential	160,356	9,287,820
Essential Properties Realty Trust, Inc.	47,455	974,726
Essex Property Trust, Inc.	30,821	7,578,267
eXp World Holdings, Inc. *	12,870	686,357
Extra Space Storage, Inc.	60,504	6,820,616
Federal Realty Investment Trust	32,550	2,839,011
First Industrial Realty Trust, Inc.	58,607	2,454,461
Forestar Group, Inc. *	9,361	182,165
Four Corners Property Trust, Inc.	34,133	956,065
Franklin Street Properties Corp.	49,229	228,423
Front Yard Residential Corp.	26,669	435,238
FRP Holdings, Inc. *	3,539	162,051
Gaming & Leisure Properties, Inc.	98,049	4,072,955
Getty Realty Corp.	15,640	444,020
Gladstone Commercial Corp.	17,400	314,766
Global Medical REIT, Inc.	19,150	262,163

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Net Lease, Inc.	39,772	663,795
Healthcare Realty Trust, Inc.	62,387	1,840,416
Healthcare Trust of America, Inc., Class A	102,752	2,674,635
Healthpeak Properties, Inc.	254,703	7,350,729
Hersha Hospitality Trust	17,956	145,444
Highwoods Properties, Inc.	49,577	1,898,799
Host Hotels & Resorts, Inc.	333,271	4,675,792
Hudson Pacific Properties, Inc.	72,821	1,893,346
Independence Realty Trust, Inc.	43,508	560,383
Industrial Logistics Properties Trust	30,255	657,441
Innovative Industrial Properties, Inc.	10,219	1,570,252
Investors Real Estate Trust	5,699	395,511
Invitation Homes, Inc.	263,968	7,544,205
Iron Mountain, Inc.	134,272	3,692,480
iStar, Inc.	35,829	505,189
JBG SMITH Properties	53,018	1,629,773
Jones Lang LaSalle, Inc. *	23,996	3,174,431
Kennedy-Wilson Holdings, Inc.	56,362	900,665
Kilroy Realty Corp.	49,589	3,032,863
Kimco Realty Corp.	202,444	2,923,291
Kite Realty Group Trust	41,391	596,030
Lamar Advertising Co., Class A	40,860	3,252,865
Lexington Realty Trust	133,212	1,360,095
Life Storage, Inc.	21,758	2,387,288
LTC Properties, Inc.	18,594	688,722
Mack-Cali Realty Corp.	38,142	521,020
Marcus & Millichap, Inc. *	10,903	390,873
Medical Properties Trust, Inc.	249,550	4,841,270
Mid-America Apartment Communities, Inc.	54,329	6,854,147
Monmouth Real Estate Investment Corp.	47,858	709,734
National Health Investors, Inc.	20,529	1,327,405
National Retail Properties, Inc.	82,242	3,100,523
National Storage Affiliates Trust	27,869	946,989
New Senior Investment Group, Inc.	39,401	217,888
Newmark Group, Inc., Class A	76,394	536,286
NexPoint Residential Trust, Inc.	9,732	431,225
Office Properties Income Trust	21,204	484,511
Omega Healthcare Investors, Inc.	106,904	3,765,159
One Liberty Properties, Inc.	7,340	130,505
Outfront Media, Inc.	68,102	1,289,852
Paramount Group, Inc.	80,527	744,875
Park Hotels & Resorts, Inc.	114,757	1,872,834
Pebblebrook Hotel Trust	62,878	1,163,243
Physicians Realty Trust	97,324	1,688,571
Piedmont Office Realty Trust, Inc., Class A	60,476	945,240
PotlatchDeltic Corp.	32,268	1,501,753
Preferred Apartment Communities, Inc., Class A	18,161	141,837
Prologis, Inc.	348,320	34,849,416
PS Business Parks, Inc.	9,045	1,192,131
Public Storage	71,841	16,125,431
QTS Realty Trust, Inc., Class A	28,860	1,714,573
Rayonier, Inc.	63,396	1,785,865
RE/MAX Holdings, Inc., Class A	9,378	293,531
Realogy Holdings Corp. *	54,446	670,230
Realty Income Corp.	161,689	9,696,489
Redfin Corp. *	46,896	2,245,849
Regency Centers Corp.	74,591	3,399,858
Retail Opportunity Investments Corp.	55,361	718,586
Retail Properties of America, Inc., Class A	96,778	783,902
Retail Value, Inc.	7,553	116,316
Rexford Industrial Realty, Inc.	57,180	2,740,066
RLJ Lodging Trust	79,818	984,156
RPT Realty	39,321	288,223
Security	Number of Shares	Value ($)
Ryman Hospitality Properties, Inc.	26,085	1,674,396
Sabra Health Care REIT, Inc.	98,463	1,622,670
Safehold, Inc.	6,670	454,027
Saul Centers, Inc.	5,520	172,224
SBA Communications Corp.	52,575	15,098,488
Seritage Growth Properties, Class A *(a)	16,088	264,808
Service Properties Trust	79,132	938,506
Simon Property Group, Inc.	153,081	12,639,898
SITE Centers Corp.	72,925	735,813
SL Green Realty Corp.	34,654	2,006,467
Spirit Realty Capital, Inc.	48,067	1,770,788
STAG Industrial, Inc.	71,173	2,119,532
STORE Capital Corp.	107,769	3,508,959
Summit Hotel Properties, Inc.	51,283	445,649
Sun Communities, Inc.	45,927	6,383,853
Sunstone Hotel Investors, Inc.	101,460	1,065,330
Tanger Factory Outlet Centers, Inc. (a)	46,137	435,995
Taubman Centers, Inc.	29,651	1,266,691
Tejon Ranch Co. *	8,955	128,325
Terreno Realty Corp.	32,240	1,867,986
The GEO Group, Inc.	57,901	547,164
The Howard Hughes Corp. *	20,718	1,506,820
The Macerich Co. (a)	55,489	554,890
The RMR Group, Inc., Class A	7,642	283,060
The St. Joe Co.	15,353	506,803
UDR, Inc.	139,257	5,357,217
UMH Properties, Inc.	16,611	238,036
Uniti Group, Inc.	87,873	903,334
Universal Health Realty Income Trust	6,178	373,337
Urban Edge Properties	49,152	637,993
Urstadt Biddle Properties, Inc.	194	2,514
Urstadt Biddle Properties, Inc., Class A	13,190	185,188
Ventas, Inc.	174,522	8,361,349
VEREIT, Inc.	510,391	3,618,672
VICI Properties, Inc.	251,606	6,363,116
Vornado Realty Trust	73,424	2,856,928
Washington Prime Group, Inc.	125,398	127,906
Washington Real Estate Investment Trust	39,417	914,869
Weingarten Realty Investors	57,534	1,203,036
Welltower, Inc.	195,705	12,325,501
Weyerhaeuser Co.	349,755	10,156,885
Whitestone REIT	17,956	135,029
WP Carey, Inc.	80,965	5,603,588
Xenia Hotels & Resorts, Inc.	50,168	706,867
		551,793,624

Retailing 7.1%
1-800-Flowers.com, Inc., Class A *	10,782	252,730
Aaron's Holdings Co., Inc.	32,216	2,027,353
Abercrombie & Fitch Co., Class A	28,905	599,490
Advance Auto Parts, Inc.	32,583	4,812,509
Amazon.com, Inc. *	200,419	634,935,409
America's Car-Mart, Inc. *	3,259	340,565
American Eagle Outfitters, Inc.	69,749	1,254,784
Asbury Automotive Group, Inc. *	9,176	1,034,778
At Home Group, Inc. *	27,890	528,237
AutoNation, Inc. *	27,206	1,667,456
AutoZone, Inc. *	10,989	12,501,636
Bed Bath & Beyond, Inc.	59,115	1,239,050
Best Buy Co., Inc.	108,497	11,804,474
Big Lots, Inc.	16,876	871,983
Booking Holdings, Inc. *	19,241	39,029,406
Boot Barn Holdings, Inc. *	12,917	532,955
Burlington Stores, Inc. *	30,748	6,719,668
Caleres, Inc.	20,199	237,742
Camping World Holdings, Inc., Class A	15,426	472,807
CarMax, Inc. *	76,985	7,196,558
CarParts.com, Inc. *(a)	16,437	247,706

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Carvana Co. *	26,064	6,521,473
Chewy, Inc., Class A *	32,922	2,554,089
Chico's FAS, Inc.	57,412	86,692
Conn's, Inc. *	9,199	101,971
Core-Mark Holding Co., Inc.	21,829	680,847
Designer Brands, Inc., Class A	27,692	218,767
Dick's Sporting Goods, Inc.	31,084	1,765,882
Dillard's, Inc., Class A (a)	2,644	123,633
Dollar General Corp.	117,171	25,611,237
Dollar Tree, Inc. *	111,210	12,148,580
Duluth Holdings, Inc., Class B *	6,125	90,037
eBay, Inc.	311,538	15,710,861
Etsy, Inc. *	56,393	9,062,355
Expedia Group, Inc.	63,909	7,956,031
Five Below, Inc. *	26,374	4,124,894
Floor & Decor Holdings, Inc., Class A *	48,771	3,906,069
Foot Locker, Inc.	49,480	1,850,552
Funko, Inc., Class A *	13,027	114,377
GameStop Corp., Class A *(a)	27,167	449,886
Genesco, Inc. *	7,413	232,546
Genuine Parts Co.	67,309	6,621,186
Group 1 Automotive, Inc.	7,666	910,797
Groupon, Inc. *	10,796	325,607
GrowGeneration Corp. *	19,153	673,611
GrubHub, Inc. *	43,657	3,070,833
Guess?, Inc.	20,196	339,091
Haverty Furniture Cos., Inc.	9,903	269,560
Hibbett Sports, Inc. *	7,755	319,196
Kohl's Corp.	74,366	2,394,585
L Brands, Inc.	109,022	4,231,144
Lands' End, Inc. *	7,091	176,850
Liquidity Services, Inc. *	13,557	128,927
Lithia Motors, Inc., Class A	12,037	3,482,304
LKQ Corp. *	132,257	4,658,092
Lowe's Cos., Inc.	355,485	55,391,673
Lumber Liquidators Holdings, Inc. *	12,611	364,206
Macy's, Inc.	148,541	1,516,604
Magnite, Inc. *	56,903	1,081,157
MarineMax, Inc. *	10,978	360,518
Monro, Inc.	16,218	762,408
Murphy USA, Inc.	12,743	1,633,653
National Vision Holdings, Inc. *	37,787	1,617,661
Nordstrom, Inc. (a)	51,040	1,322,957
O'Reilly Automotive, Inc. *	34,742	15,371,250
Ollie's Bargain Outlet Holdings, Inc. *	26,377	2,322,759
Overstock.com, Inc. *	20,087	1,355,672
Party City Holdco, Inc. *	55,905	256,045
Penske Automotive Group, Inc.	14,322	788,713
PetMed Express, Inc.	9,242	283,729
Pool Corp.	18,849	6,523,827
Quotient Technology, Inc. *	38,572	287,361
Qurate Retail, Inc., Class A	186,017	1,947,598
Rent-A-Center, Inc.	23,899	808,264
RH *	7,276	3,297,192
Ross Stores, Inc.	166,881	17,943,045
Sally Beauty Holdings, Inc. *	54,704	629,096
Shoe Carnival, Inc.	4,381	160,213
Shutterstock, Inc.	10,527	723,837
Signet Jewelers Ltd.	24,816	751,677
Sleep Number Corp. *	13,342	925,801
Sonic Automotive, Inc., Class A	11,155	450,439
Sportsman's Warehouse Holdings, Inc. *	22,227	309,622
Stamps.com, Inc. *	8,306	1,557,043
Stitch Fix, Inc., Class A *	26,822	1,086,291
Target Corp.	235,412	42,263,516
The Buckle, Inc.	15,086	404,607
The Cato Corp., Class A	10,770	86,806
The Children's Place, Inc.	7,741	332,708
The Container Store Group, Inc. *	4,788	44,528
Security	Number of Shares	Value ($)
The Gap, Inc.	96,955	2,032,177
The Home Depot, Inc.	506,939	140,629,948
The Michaels Cos., Inc. *	34,361	339,830
The ODP Corp.	26,497	759,669
The RealReal, Inc. *	27,685	383,437
The TJX Cos., Inc.	564,596	35,857,492
Tiffany & Co.	51,008	6,706,532
Tractor Supply Co.	54,351	7,653,164
Ulta Beauty, Inc. *	26,519	7,303,333
Urban Outfitters, Inc. *	33,514	917,613
Vroom, Inc. *	15,335	549,913
Wayfair, Inc., Class A *	32,252	8,203,619
Weyco Group, Inc.	3,518	63,043
Williams-Sonoma, Inc.	36,469	3,992,261
Winmark Corp.	1,401	252,180
Zumiez, Inc. *	9,418	349,314
		1,230,175,859

Semiconductors & Semiconductor Equipment 5.0%
ACM Research, Inc. Class A *	4,616	381,374
Advanced Energy Industries, Inc. *	17,937	1,730,203
Advanced Micro Devices, Inc. *	552,182	51,165,184
Ambarella, Inc. *	16,687	1,303,755
Amkor Technology, Inc. *	52,240	770,018
Analog Devices, Inc.	174,312	24,243,313
Applied Materials, Inc.	430,458	35,504,176
Axcelis Technologies, Inc. *	16,848	454,559
Broadcom, Inc.	189,447	76,078,126
Brooks Automation, Inc.	33,972	2,479,616
CEVA, Inc. *	9,569	375,870
Cirrus Logic, Inc. *	27,681	2,217,248
CMC Materials, Inc.	13,875	2,140,635
Cohu, Inc.	20,184	573,024
Cree, Inc. *	51,171	4,625,347
Diodes, Inc. *	19,435	1,320,803
Enphase Energy, Inc. *	59,570	8,135,475
Entegris, Inc.	63,594	5,890,076
First Solar, Inc. *	39,442	3,685,066
FormFactor, Inc. *	37,101	1,521,141
Ichor Holdings Ltd. *	11,750	374,825
Impinj, Inc. *	9,981	417,106
Inphi Corp. *	24,470	3,796,031
Intel Corp.	2,003,087	96,849,256
KLA Corp.	72,983	18,389,527
Kulicke & Soffa Industries, Inc.	29,845	908,780
Lam Research Corp.	68,587	31,046,591
Lattice Semiconductor Corp. *	64,888	2,715,563
MACOM Technology Solutions Holdings, Inc. *	21,453	958,520
Marvell Technology Group Ltd.	312,377	14,459,931
Maxim Integrated Products, Inc.	125,923	10,456,646
MaxLinear, Inc., Class A *	29,972	936,625
Microchip Technology, Inc.	118,384	15,909,626
Micron Technology, Inc. *	523,361	33,542,207
MKS Instruments, Inc.	25,605	3,532,978
Monolithic Power Systems, Inc.	19,890	6,364,004
NeoPhotonics Corp. *	18,478	148,933
NVIDIA Corp.	290,501	155,725,966
NXP Semiconductor N.V.	131,106	20,769,813
ON Semiconductor Corp. *	193,117	5,552,114
Onto Innovation, Inc. *	23,594	1,043,091
PDF Solutions, Inc. *	12,157	268,305
Photronics, Inc. *	32,004	370,926
Power Integrations, Inc.	27,594	1,969,936
Qorvo, Inc. *	53,449	8,374,389
QUALCOMM, Inc.	531,315	78,193,629
Rambus, Inc. *	54,838	862,053
Semtech Corp. *	30,201	2,037,661

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Silicon Laboratories, Inc. *	20,914	2,451,330
SiTime Corp. *	4,326	376,232
Skyworks Solutions, Inc.	78,305	11,054,317
SMART Global Holdings, Inc. *	6,399	196,385
SolarEdge Technologies, Inc. *	23,586	6,556,436
SunPower Corp. *	38,124	844,828
Synaptics, Inc. *	16,028	1,246,498
Teradyne, Inc.	78,086	8,616,009
Texas Instruments, Inc.	431,635	69,601,144
Ultra Clean Holdings, Inc. *	17,403	550,631
Universal Display Corp.	20,231	4,633,708
Veeco Instruments, Inc. *	25,089	416,979
Xilinx, Inc.	114,569	16,675,518
		863,790,056

Software & Services 14.7%
2U, Inc. *	32,922	1,063,710
8x8, Inc. *	46,977	928,735
A10 Networks, Inc. *	30,740	245,305
Accenture plc, Class A	299,682	74,647,789
ACI Worldwide, Inc. *	55,782	1,817,378
Adobe, Inc. *	225,957	108,113,646
Agilysys, Inc. *	9,845	367,809
Akamai Technologies, Inc. *	76,254	7,893,052
Alarm.com Holdings, Inc. *	20,223	1,535,128
Alliance Data Systems Corp.	22,870	1,672,712
Altair Engineering, Inc., Class A *	19,656	1,059,458
Alteryx, Inc., Class A *	25,287	3,030,394
Anaplan, Inc. *	64,951	4,545,920
ANSYS, Inc. *	40,248	13,606,239
Appfolio, Inc., Class A *	7,083	1,154,033
Appian Corp. *	17,213	2,409,820
Aspen Technology, Inc. *	31,868	4,284,653
Autodesk, Inc. *	103,280	28,942,154
Automatic Data Processing, Inc.	202,631	35,233,478
Avalara, Inc. *	39,409	6,768,496
Avaya Holdings Corp. *	35,592	662,367
Benefitfocus, Inc. *	15,828	227,765
BigCommerce Holdings, Inc. *(a)	6,217	501,463
Bill.com Holdings, Inc. *	27,879	3,421,032
Black Knight, Inc. *	73,852	6,766,320
Blackbaud, Inc.	23,437	1,291,144
Blackline, Inc. *	23,880	2,934,852
Booz Allen Hamilton Holding Corp.	65,039	5,644,735
Bottomline Technologies (DE), Inc. *	18,269	833,797
Box, Inc., Class A *	66,666	1,245,988
Broadridge Financial Solutions, Inc.	54,397	7,989,831
CACI International, Inc., Class A *	11,926	2,829,921
Cadence Design Systems, Inc. *	131,355	15,276,587
Cardtronics plc, Class A *	16,572	402,368
Cass Information Systems, Inc.	5,533	234,765
CDK Global, Inc.	57,858	2,771,398
Cerence, Inc. *	16,988	1,541,661
Ceridian HCM Holding, Inc. *	61,327	5,913,149
ChannelAdvisor Corp. *	11,026	162,634
Citrix Systems, Inc.	58,291	7,223,421
Cloudera, Inc. *	97,018	1,133,170
Cloudflare, Inc., Class A *	68,366	5,132,919
Cognizant Technology Solutions Corp., Class A	255,686	19,976,747
CommVault Systems, Inc. *	21,691	1,035,962
Conduent, Inc. *	79,354	334,874
Cornerstone OnDemand, Inc. *	27,292	1,204,942
Coupa Software, Inc. *	31,394	10,325,801
Crowdstrike Holdings, Inc., Class A *	70,915	10,869,851
CSG Systems International, Inc.	16,028	695,295
Datadog, Inc., Class A *	82,596	8,170,396
Digimarc Corp. *	6,112	256,887
Security	Number of Shares	Value ($)
Digital Turbine, Inc. *	34,775	1,564,180
DocuSign, Inc. *	86,389	19,686,325
Domo, Inc., Class B *	12,114	460,211
Dropbox, Inc., Class A *	138,446	2,764,767
Duck Creek Technologies, Inc. *	10,834	430,760
DXC Technology Co.	117,873	2,582,597
Dynatrace, Inc. *	85,120	3,236,262
Ebix, Inc.	11,226	381,796
Elastic N.V. *	28,174	3,487,941
Endurance International Group Holdings, Inc. *	37,243	353,064
Envestnet, Inc. *	24,957	2,003,049
EPAM Systems, Inc. *	26,354	8,494,685
Euronet Worldwide, Inc. *	24,164	3,248,608
Everbridge, Inc. *	16,096	2,043,226
EVERTEC, Inc.	27,705	1,029,795
Evo Payments, Inc., Class A *	20,300	510,342
ExlService Holdings, Inc. *	15,571	1,296,441
Fair Isaac Corp. *	13,677	6,466,212
Fastly, Inc. Class A *	35,044	2,970,680
Fidelity National Information Services, Inc.	291,865	43,315,685
FireEye, Inc. *	104,405	1,569,207
Fiserv, Inc. *	261,282	30,094,461
Five9, Inc. *	30,869	4,790,869
FleetCor Technologies, Inc. *	39,402	10,449,804
Fortinet, Inc. *	62,916	7,753,139
Gartner, Inc. *	42,113	6,401,176
Genpact Ltd.	83,056	3,376,226
Global Payments, Inc.	140,968	27,515,544
GoDaddy, Inc., Class A *	78,409	6,236,652
GreenSky, Inc., Class A *	20,021	85,289
Grid Dynamics Holdings, Inc. *	11,777	127,074
GTT Communications, Inc. *(a)	12,308	55,878
GTY Technology Holdings, Inc. *	17,412	62,335
Guidewire Software, Inc. *	38,917	4,766,554
HubSpot, Inc. *	20,226	7,975,719
International Business Machines Corp.	419,771	51,850,114
International Money Express, Inc. *	13,734	216,173
Intuit, Inc.	123,249	43,386,113
j2 Global, Inc. *	21,385	1,916,310
Jack Henry & Associates, Inc.	36,224	5,826,993
Jamf Holding Corp. *	13,143	416,633
KBR, Inc.	65,402	1,816,214
Leidos Holdings, Inc.	63,052	6,349,336
Limelight Networks, Inc. *	57,576	255,062
LivePerson, Inc. *	28,484	1,664,035
LiveRamp Holdings, Inc. *	31,115	1,820,539
Manhattan Associates, Inc. *	29,823	3,049,104
ManTech International Corp., Class A	13,037	1,003,458
Mastercard, Inc., Class A	416,007	139,990,516
MAXIMUS, Inc.	29,193	2,096,349
Medallia, Inc. *	36,601	1,280,669
Microsoft Corp.	3,563,032	762,738,260
MicroStrategy, Inc., Class A *	3,460	1,185,984
Mimecast Ltd. *	27,047	1,216,574
MobileIron, Inc. *	42,171	296,884
Model N, Inc. *	14,867	512,317
MoneyGram International, Inc. *	24,259	164,476
MongoDB, Inc. *	23,915	6,871,019
New Relic, Inc. *	24,051	1,436,566
NIC, Inc.	30,833	722,571
NortonLifeLock, Inc.	278,919	5,084,693
Nuance Communications, Inc. *	132,786	5,727,060
Nutanix, Inc., Class A *	87,154	2,387,148
Okta, Inc. *	54,444	13,340,958
OneSpan, Inc. *	14,027	277,454
Oracle Corp.	911,231	52,596,253
Pagerduty, Inc. *	26,021	895,643

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Palo Alto Networks, Inc. *	45,256	13,301,644
Paychex, Inc.	151,252	14,089,124
Paycom Software, Inc. *	22,926	9,561,976
Paylocity Holding Corp. *	17,671	3,474,119
PayPal Holdings, Inc. *	552,439	118,288,239
Paysign, Inc. *	12,895	63,057
Pegasystems, Inc.	18,605	2,435,022
Perficient, Inc. *	16,323	743,186
Perspecta, Inc.	62,766	1,407,214
Ping Identity Holding Corp. *	17,188	386,558
Pluralsight, Inc., Class A *	48,249	790,319
Progress Software Corp.	21,325	855,133
Proofpoint, Inc. *	26,905	2,784,398
PROS Holdings, Inc. *	18,727	803,201
PTC, Inc. *	48,772	5,260,060
Q2 Holdings, Inc. *	23,530	2,667,596
QAD, Inc., Class A	5,213	298,861
Qualys, Inc. *	15,812	1,502,298
Rackspace Technology, Inc. *(a)	15,632	280,751
Rapid7, Inc. *	24,023	1,800,284
RealPage, Inc. *	41,921	2,892,130
Repay Holdings Corp. *	28,072	677,377
RingCentral, Inc., Class A *	36,636	10,882,724
Sabre Corp.	149,241	1,678,961
Sailpoint Technologies Holdings, Inc. *	42,798	1,992,675
salesforce.com, Inc. *	428,550	105,337,590
Science Applications International Corp.	27,203	2,517,366
ServiceNow, Inc. *	90,229	48,231,912
Shift4 Payments, Inc., Class A *	10,914	672,630
Slack Technologies, Inc., Class A *	204,522	8,769,903
Smartsheet, Inc., Class A *	52,955	3,072,979
Snowflake, Inc., Class A *	13,133	4,279,257
SolarWinds Corp. *	34,443	788,056
Splunk, Inc. *	74,485	15,208,347
Sprout Social, Inc., Class A *	12,901	662,853
SPS Commerce, Inc. *	16,904	1,742,295
Square, Inc., Class A *	174,796	36,874,964
SS&C Technologies Holdings, Inc.	104,857	7,223,599
SVMK, Inc. *	55,366	1,178,188
Switch, Inc., Class A	36,930	583,125
Sykes Enterprises, Inc. *	19,040	716,475
Synopsys, Inc. *	71,193	16,196,407
TeleNav, Inc. *	17,773	84,422
Tenable Holdings, Inc. *	30,929	1,113,753
Teradata Corp. *	50,899	1,116,215
The Trade Desk, Inc., Class A *	19,621	17,679,894
The Western Union Co.	193,191	4,358,389
TTEC Holdings, Inc.	8,770	593,378
Tucows, Inc., Class A *	4,397	318,783
Twilio, Inc., Class A *	64,720	20,716,225
Tyler Technologies, Inc. *	18,842	8,056,839
Unisys Corp. *	26,037	379,619
Upland Software, Inc. *	11,646	532,805
Varonis Systems, Inc. *	14,818	1,787,644
Verint Systems, Inc. *	31,178	1,775,899
VeriSign, Inc. *	47,425	9,519,146
Verra Mobility Corp. *	62,489	762,366
VirnetX Holding Corp.	28,532	154,643
Virtusa Corp. *	13,317	666,915
Visa, Inc., Class A	794,032	167,024,631
VMware, Inc., Class A *	37,822	5,290,920
WEX, Inc. *	20,554	3,560,775
Workday, Inc., Class A *	81,679	18,360,622
Workiva, Inc. *	18,904	1,417,611
Xperi Holding Corp.	49,127	937,343
Yext, Inc. *	44,445	844,899
Zendesk, Inc. *	54,333	7,253,456
Zoom Video Communications, Inc., Class A *	85,632	40,962,924
Security	Number of Shares	Value ($)
Zscaler, Inc. *	33,942	5,286,467
Zuora, Inc., Class A *	46,929	534,521
		2,536,373,939

Technology Hardware & Equipment 7.1%
3D Systems Corp. *	62,645	573,202
Acacia Communications, Inc. *	18,104	1,261,487
ADTRAN, Inc.	25,291	319,552
Amphenol Corp., Class A	140,882	18,428,774
Apple Inc.	7,568,841	901,070,521
Applied Optoelectronics, Inc. *	8,538	70,951
Arista Networks, Inc. *	25,762	6,973,773
Arlo Technologies, Inc. *	30,802	162,019
Arrow Electronics, Inc. *	36,620	3,356,223
Avid Technology, Inc. *	15,820	192,213
Avnet, Inc.	48,077	1,459,137
Badger Meter, Inc.	13,525	1,115,001
Belden, Inc.	21,561	829,667
Benchmark Electronics, Inc.	17,064	414,996
CalAmp Corp. *	18,653	170,115
Calix, Inc. *	25,346	600,193
Casa Systems, Inc. *	13,848	73,533
CDW Corp.	67,373	8,791,503
Ciena Corp. *	71,231	3,191,149
Cisco Systems, Inc.	1,993,446	85,758,047
Cognex Corp.	81,327	6,110,911
Coherent, Inc. *	11,123	1,354,559
CommScope Holding Co., Inc. *	92,690	1,098,376
Comtech Telecommunications Corp.	12,495	238,155
Corning, Inc.	356,915	13,355,759
CTS Corp.	15,598	475,115
Daktronics, Inc.	22,611	101,976
Dell Technologies, Inc., Class C *	110,716	7,642,725
Diebold Nixdorf, Inc. *	37,393	354,112
Dolby Laboratories, Inc., Class A	29,893	2,644,036
EchoStar Corp., Class A *	24,535	583,197
ePlus, Inc. *	6,569	553,832
Extreme Networks, Inc. *	58,844	330,703
F5 Networks, Inc. *	28,959	4,714,815
Fabrinet *	17,292	1,181,216
FARO Technologies, Inc. *	8,878	587,013
Fitbit, Inc., Class A *	113,758	816,782
FLIR Systems, Inc.	61,253	2,342,315
Harmonic, Inc. *	53,428	348,885
Hewlett Packard Enterprise Co.	600,140	6,625,546
HP, Inc.	644,679	14,137,810
II-VI, Inc. *	48,893	3,307,611
Infinera Corp. *	88,077	745,131
Inseego Corp. *(a)	30,172	299,608
Insight Enterprises, Inc. *	15,872	1,134,531
InterDigital, Inc.	14,127	846,349
IPG Photonics Corp. *	16,671	3,451,064
Itron, Inc. *	19,115	1,502,630
Jabil, Inc.	62,873	2,403,006
Juniper Networks, Inc.	155,997	3,396,055
Keysight Technologies, Inc. *	87,764	10,535,191
Kimball Electronics, Inc. *	11,070	170,589
Knowles Corp. *	39,884	677,230
Littelfuse, Inc.	11,392	2,740,118
Lumentum Holdings, Inc. *	35,663	3,080,570
Methode Electronics, Inc.	16,987	594,885
Motorola Solutions, Inc.	79,545	13,644,354
MTS Systems Corp.	8,449	295,968
Napco Security Technologies, Inc. *	5,649	172,294
National Instruments Corp.	61,328	2,295,507
NCR Corp. *	61,018	1,688,368
NetApp, Inc.	104,764	5,584,969
NETGEAR, Inc. *	14,771	469,865

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NetScout Systems, Inc. *	35,129	822,721
nLight, Inc. *	15,825	475,066
Novanta, Inc. *	16,861	2,022,983
OSI Systems, Inc. *	8,116	715,020
PAR Technology Corp. *	7,812	421,692
PC Connection, Inc.	5,453	248,929
Plantronics, Inc.	16,155	441,355
Plexus Corp. *	14,007	1,046,463
Pure Storage, Inc., Class A *	112,191	2,049,730
Ribbon Communications, Inc. *	64,655	443,533
Rogers Corp. *	9,064	1,331,592
Sanmina Corp. *	31,633	1,006,404
ScanSource, Inc. *	11,689	293,394
Seagate Technology plc	105,597	6,210,160
Super Micro Computer, Inc. *	21,100	595,231
SYNNEX Corp.	19,133	3,067,211
TE Connectivity Ltd.	155,654	17,739,886
Trimble, Inc. *	117,994	7,064,301
TTM Technologies, Inc. *	46,444	606,559
Ubiquiti, Inc.	3,531	876,076
ViaSat, Inc. *	29,817	1,013,778
Viavi Solutions, Inc. *	110,957	1,502,913
Vishay Intertechnology, Inc.	62,238	1,204,928
Vontier Corp. *	63,139	2,094,321
Western Digital Corp.	142,276	6,385,347
Xerox Holdings Corp.	84,594	1,851,763
Zebra Technologies Corp., Class A *	24,924	9,431,740
		1,230,408,883

Telecommunication Services 1.6%
Anterix, Inc. *	5,316	159,108
AT&T, Inc.	3,355,398	96,467,693
ATN International, Inc.	5,238	256,348
Bandwidth, Inc., Class A *	9,744	1,478,944
Boingo Wireless, Inc. *	20,844	294,943
CenturyLink, Inc.	467,059	4,880,767
Cincinnati Bell, Inc. *	24,890	378,577
Cogent Communications Holdings, Inc.	19,281	1,120,997
Consolidated Communications Holdings, Inc. *	34,655	194,068
GCI Liberty, Inc., Class A *	47,593	4,336,674
Globalstar, Inc. *	284,810	91,794
Gogo, Inc. *(a)	19,968	210,463
Iridium Communications, Inc. *	54,692	1,755,066
Liberty Global plc, Class A *	67,650	1,523,478
Liberty Global plc, Class C *	175,377	3,795,158
Liberty Latin America Ltd., Class A *	23,080	261,958
Liberty Latin America Ltd., Class C *	71,514	808,823
ORBCOMM, Inc. *	39,590	226,455
Shenandoah Telecommunications Co.	22,775	1,012,121
Spok Holdings, Inc.	8,382	82,395
T-Mobile US, Inc. *	273,731	36,389,799
Telephone and Data Systems, Inc.	47,875	908,668
United States Cellular Corp. *	7,489	234,780
Verizon Communications, Inc.	1,948,754	117,724,229
Vonage Holdings Corp. *	111,271	1,430,945
		276,024,251

Transportation 2.1%
Air Transport Services Group, Inc. *	29,128	895,395
Alaska Air Group, Inc.	57,009	2,905,749
Allegiant Travel Co.	5,751	978,763
AMERCO	4,283	1,774,147
American Airlines Group, Inc.	257,237	3,634,759
ArcBest Corp.	12,582	527,312
Atlas Air Worldwide Holdings, Inc. *	12,135	677,254
Avis Budget Group, Inc. *	25,204	886,425
Security	Number of Shares	Value ($)
C.H. Robinson Worldwide, Inc.	63,532	5,970,102
CSX Corp.	360,203	32,436,280
Daseke, Inc. *	28,475	192,206
Delta Air Lines, Inc.	300,545	12,096,936
Echo Global Logistics, Inc. *	13,894	394,451
Expeditors International of Washington, Inc.	78,965	7,057,102
FedEx Corp.	113,382	32,493,014
Forward Air Corp.	13,833	1,010,777
Hawaiian Holdings, Inc.	22,779	461,502
Heartland Express, Inc.	20,267	374,534
Hub Group, Inc., Class A *	16,156	882,441
J.B. Hunt Transport Services, Inc.	39,406	5,330,844
JetBlue Airways Corp. *	130,165	1,964,190
Kansas City Southern	44,211	8,230,762
Kirby Corp. *	28,783	1,456,420
Knight-Swift Transportation Holdings, Inc.	58,867	2,430,618
Landstar System, Inc.	17,735	2,330,734
Lyft, Inc., Class A *	114,680	4,377,336
Macquarie Infrastructure Corp.	34,049	1,101,485
Marten Transport Ltd.	25,754	454,043
Matson, Inc.	20,557	1,194,978
Norfolk Southern Corp.	120,065	28,457,806
Old Dominion Freight Line, Inc.	45,247	9,201,430
Ryder System, Inc.	25,546	1,512,834
Saia, Inc. *	12,312	2,148,936
Schneider National, Inc., Class B	15,120	316,008
SEACOR Holdings, Inc. *	10,504	348,943
SkyWest, Inc.	24,216	1,039,593
Southwest Airlines Co.	277,548	12,861,574
Spirit Airlines, Inc. *	42,510	962,001
Uber Technologies, Inc. *	651,833	32,370,027
Union Pacific Corp.	319,731	65,250,702
United Airlines Holdings, Inc. *	137,297	6,185,230
United Parcel Service, Inc., Class B	332,988	56,964,257
Universal Logistics Holdings, Inc.	5,158	110,949
Werner Enterprises, Inc.	27,564	1,102,284
XPO Logistics, Inc. *	43,153	4,603,562
		357,956,695

Utilities 2.7%
ALLETE, Inc.	24,658	1,386,766
Alliant Energy Corp.	117,649	6,188,337
Ameren Corp.	115,786	9,005,835
American Electric Power Co., Inc.	234,092	19,872,070
American States Water Co.	17,902	1,321,526
American Water Works Co., Inc.	85,508	13,115,217
Atmos Energy Corp.	57,888	5,550,880
Avangrid, Inc.	26,951	1,254,300
Avista Corp.	31,636	1,186,983
Black Hills Corp.	28,712	1,746,551
California Water Service Group	23,554	1,165,452
CenterPoint Energy, Inc.	257,650	5,974,903
Chesapeake Utilities Corp.	7,908	822,511
Clearway Energy, Inc., Class A	15,849	430,142
Clearway Energy, Inc., Class C	34,072	997,287
CMS Energy Corp.	135,235	8,322,362
Consolidated Edison, Inc.	157,059	11,975,749
Dominion Energy, Inc.	395,596	31,050,330
DTE Energy Co.	90,354	11,367,437
Duke Energy Corp.	346,769	32,131,616
Edison International	177,254	10,876,305
Entergy Corp.	93,687	10,197,830
Essential Utilities, Inc.	104,936	4,751,502
Evergy, Inc.	107,129	5,936,018
Eversource Energy	161,349	14,119,651
Exelon Corp.	457,543	18,791,291

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FirstEnergy Corp.	253,515	6,733,358
Hawaiian Electric Industries, Inc.	52,055	1,865,131
IDACORP, Inc.	24,042	2,177,724
MDU Resources Group, Inc.	95,156	2,373,191
MGE Energy, Inc.	16,280	1,117,948
Middlesex Water Co.	8,665	593,466
National Fuel Gas Co.	41,796	1,720,741
New Jersey Resources Corp.	45,544	1,504,318
NextEra Energy, Inc.	922,664	67,898,844
NiSource, Inc.	180,818	4,375,796
Northwest Natural Holding Co.	15,077	722,490
NorthWestern Corp.	22,871	1,326,518
NRG Energy, Inc.	115,650	3,787,537
OGE Energy Corp.	92,441	2,994,164
ONE Gas, Inc.	25,589	2,026,137
Ormat Technologies, Inc.	20,878	1,645,395
Otter Tail Corp.	19,455	774,698
PG&E Corp. *	686,756	8,721,801
Pinnacle West Capital Corp.	52,759	4,318,324
PNM Resources, Inc.	37,535	1,843,344
Portland General Electric Co.	43,043	1,781,119
PPL Corp.	360,024	10,231,882
Public Service Enterprise Group, Inc.	237,387	13,834,914
Sempra Energy	135,841	17,317,011
SJW Group	12,620	827,872
South Jersey Industries, Inc.	44,610	1,026,922
Southwest Gas Holdings, Inc.	26,763	1,719,523
Spire, Inc.	24,479	1,565,677
Sunnova Energy International, Inc. *	21,771	881,943
The AES Corp.	313,286	6,403,566
The Southern Co.	498,260	29,820,861
UGI Corp.	96,713	3,431,377
Unitil Corp.	7,632	311,996
Vistra Corp.	230,119	4,298,623
WEC Energy Group, Inc.	148,935	14,141,378
Xcel Energy, Inc.	247,810	16,692,482
York Water Co.	5,465	246,144
		472,593,066
Total Common Stock
(Cost $11,454,779,884)		17,254,873,299

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $—)		3,586
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (d)	12,117,028	12,117,028

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (d)	24,423,688	24,423,688
Total Other Investment Companies
(Cost $36,540,716)		36,540,716

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	200	36,232,000	861,446
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,367,420.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$19,521,781	$6,557,995	($577,983)	$124,152	$8,495,909	$34,121,854	699,505	$124,796

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$17,254,873,299	$—	$—	$17,254,873,299
Rights[1]
Media & Entertainment	—	—	3,586	3,586
Other Investment Companies[1]	36,540,716	—	—	36,540,716
Futures Contracts[2]	861,446	—	—	861,446
Total	$17,292,275,461	$—	$3,586	$17,292,279,047
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Aptiv plc	10,253	1,217,031
Autoliv, Inc.	3,000	267,150
BorgWarner, Inc.	9,220	358,197
Ford Motor Co.	148,559	1,348,916
General Motors Co.	47,817	2,096,297
Gentex Corp.	9,295	303,017
Harley-Davidson, Inc.	5,874	236,663
Lear Corp.	2,048	292,762
Tesla, Inc. *	28,315	16,071,594
Thor Industries, Inc.	2,133	205,856
		22,397,483

Banks 3.7%
Bank of America Corp.	289,709	8,158,205
Bank of Hawaii Corp.	1,515	113,443
Bank OZK	4,543	127,022
BOK Financial Corp.	1,141	76,390
CIT Group, Inc.	3,854	129,070
Citigroup, Inc.	79,107	4,356,423
Citizens Financial Group, Inc.	16,222	529,811
Comerica, Inc.	5,338	262,630
Commerce Bancshares, Inc.	3,813	251,506
Community Bank System, Inc.	2,069	128,795
Cullen/Frost Bankers, Inc.	2,141	179,651
East West Bancorp, Inc.	5,388	230,175
Essent Group Ltd.	4,272	187,370
F.N.B. Corp.	12,501	110,384
Fifth Third Bancorp	27,071	685,979
First Citizens BancShares, Inc., Class A	270	142,719
First Financial Bankshares, Inc.	5,389	180,100
First Hawaiian, Inc.	4,844	106,181
First Horizon Corp.	20,869	255,019
First Republic Bank	6,544	847,841
Glacier Bancorp, Inc.	3,571	145,590
Hancock Whitney Corp.	3,270	91,854
Huntington Bancshares, Inc.	38,712	467,641
JPMorgan Chase & Co.	115,750	13,644,610
KeyCorp	37,003	572,066
M&T Bank Corp.	4,874	567,772
MGIC Investment Corp.	12,789	152,956
New York Community Bancorp, Inc.	17,734	171,843
PacWest Bancorp	4,543	105,670
People’s United Financial, Inc.	16,286	201,946
Pinnacle Financial Partners, Inc.	2,830	153,273
Popular, Inc.	3,175	154,083
Prosperity Bancshares, Inc.	3,480	218,648
Radian Group, Inc.	7,326	138,315
Regions Financial Corp.	36,606	558,974
Signature Bank	2,029	227,634
Sterling Bancorp	7,466	119,307
SVB Financial Group *	1,968	678,685
Synovus Financial Corp.	5,527	174,487
Security	Number of Shares	Value ($)
TCF Financial Corp.	5,842	196,291
TFS Financial Corp.	1,887	32,456
The PNC Financial Services Group, Inc.	16,122	2,225,965
Truist Financial Corp.	51,165	2,375,079
U.S. Bancorp	52,037	2,248,519
Umpqua Holdings Corp.	8,347	115,940
United Bankshares, Inc.	4,970	145,522
Valley National Bancorp	14,960	136,734
Webster Financial Corp.	3,394	128,429
Wells Fargo & Co.	156,320	4,275,352
Western Alliance Bancorp	3,822	195,954
Wintrust Financial Corp.	2,184	119,006
Zions Bancorp NA	6,252	241,265
		48,040,580

Capital Goods 6.0%
3M Co.	21,864	3,776,569
A.O. Smith Corp.	5,165	290,841
Acuity Brands, Inc.	1,510	179,267
AECOM *	6,114	317,255
Aerojet Rocketdyne Holdings, Inc. *	2,825	105,740
AGCO Corp.	2,343	216,751
Air Lease Corp.	4,122	150,742
Allegion plc	3,504	399,596
Allison Transmission Holdings, Inc.	4,260	174,873
AMETEK, Inc.	8,733	1,035,123
Armstrong World Industries, Inc.	1,788	137,783
Axon Enterprise, Inc. *	2,434	305,929
BWX Technologies, Inc.	3,635	206,759
Carlisle Cos., Inc.	2,082	301,536
Carrier Global Corp.	30,983	1,179,523
Caterpillar, Inc.	20,550	3,567,275
Colfax Corp. *	3,819	137,790
Crane Co.	1,849	128,561
Cummins, Inc.	5,611	1,297,095
Curtiss-Wright Corp.	1,549	178,538
Deere & Co.	11,890	3,110,662
Donaldson Co., Inc.	4,775	254,221
Dover Corp.	5,445	664,453
Eaton Corp. plc	15,165	1,836,633
EMCOR Group, Inc.	2,106	181,495
Emerson Electric Co.	22,710	1,744,582
Fastenal Co.	21,819	1,078,950
Flowserve Corp.	4,873	166,072
Fortive Corp.	12,822	899,207
Fortune Brands Home & Security, Inc.	5,256	438,876
Gates Industrial Corp. plc *	1,784	22,978
Generac Holdings, Inc. *	2,375	512,050
General Dynamics Corp.	8,804	1,314,877
General Electric Co.	332,429	3,384,127
Graco, Inc.	6,368	431,368
HD Supply Holdings, Inc. *	6,148	342,935
HEICO Corp.	1,620	200,200
HEICO Corp., Class A	2,788	308,771
Hexcel Corp.	3,183	157,622
Honeywell International, Inc.	26,664	5,437,323

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Howmet Aerospace, Inc.	14,817	347,607
Hubbell, Inc.	2,055	332,067
Huntington Ingalls Industries, Inc.	1,548	247,974
IDEX Corp.	2,856	551,636
Illinois Tool Works, Inc.	10,940	2,309,325
Ingersoll Rand, Inc. *	14,120	625,092
ITT, Inc.	3,297	239,461
Jacobs Engineering Group, Inc.	4,926	531,220
Johnson Controls International plc	28,283	1,302,149
L3Harris Technologies, Inc.	8,215	1,577,198
Lennox International, Inc.	1,311	377,345
Lincoln Electric Holdings, Inc.	2,267	260,705
Lockheed Martin Corp.	9,337	3,408,005
Masco Corp.	9,942	533,587
MasTec, Inc. *	2,093	118,694
Mercury Systems, Inc. *	2,162	153,978
Nordson Corp.	2,041	415,976
Northrop Grumman Corp.	5,892	1,780,916
nVent Electric plc	6,421	147,683
Oshkosh Corp.	2,556	205,758
Otis Worldwide Corp.	15,506	1,037,972
Owens Corning	4,076	297,018
PACCAR, Inc.	13,124	1,142,575
Parker-Hannifin Corp.	4,884	1,305,298
Parsons Corp. *	822	26,879
Pentair plc	6,323	327,658
Quanta Services, Inc.	5,263	359,673
Raytheon Technologies Corp.	58,059	4,163,992
RBC Bearings, Inc. *	960	162,086
Rexnord Corp.	4,596	172,396
Rockwell Automation, Inc.	4,416	1,128,553
Roper Technologies, Inc.	3,974	1,696,898
Sensata Technologies Holding plc *	5,986	292,296
SiteOne Landscape Supply, Inc. *	1,677	231,594
Snap-on, Inc.	2,062	362,603
Spirit AeroSystems Holdings, Inc., Class A	3,917	133,178
Stanley Black & Decker, Inc.	6,066	1,118,025
Teledyne Technologies, Inc. *	1,402	529,872
Textron, Inc.	8,594	387,589
The Boeing Co.	20,143	4,244,332
The Middleby Corp. *	2,114	287,483
The Timken Co.	2,532	185,950
The Toro Co.	4,093	371,276
Trane Technologies plc	9,087	1,328,883
TransDigm Group, Inc.	2,055	1,190,235
Trex Co., Inc. *	4,375	327,338
United Rentals, Inc. *	2,739	621,698
Univar Solutions, Inc. *	6,380	114,202
W.W. Grainger, Inc.	1,709	714,875
Watsco, Inc.	1,248	283,745
Westinghouse Air Brake Technologies Corp.	6,798	498,293
Woodward, Inc.	2,194	245,355
Xylem, Inc.	6,848	657,203
		77,988,347

Commercial & Professional Services 1.0%
ADT, Inc.	5,717	44,421
ASGN, Inc. *	2,009	157,064
Cintas Corp.	3,293	1,170,003
Clean Harbors, Inc. *	1,969	142,497
Copart, Inc. *	7,814	902,126
CoStar Group, Inc. *	1,496	1,362,213
Equifax, Inc.	4,600	767,740
FTI Consulting, Inc. *	1,371	143,982
IAA, Inc. *	5,096	305,352
IHS Markit Ltd.	14,179	1,410,243
ManpowerGroup, Inc.	2,226	192,883
MSA Safety, Inc.	1,347	201,296
Security	Number of Shares	Value ($)
Nielsen Holdings plc	13,547	219,055
Republic Services, Inc.	8,000	773,760
Robert Half International, Inc.	4,374	280,723
Rollins, Inc.	5,580	319,064
Stericycle, Inc. *	3,472	244,568
Tetra Tech, Inc.	2,050	244,463
The Brink’s Co.	1,922	128,966
TransUnion	7,242	659,674
TriNet Group, Inc. *	1,502	112,650
Verisk Analytics, Inc.	6,162	1,221,986
Waste Management, Inc.	14,770	1,759,550
		12,764,279

Consumer Durables & Apparel 1.3%
Brunswick Corp.	3,002	224,069
Capri Holdings Ltd. *	5,676	200,817
Carter’s, Inc.	1,661	147,812
Columbia Sportswear Co.	1,121	91,844
D.R. Horton, Inc.	12,508	931,846
Deckers Outdoor Corp. *	1,064	270,884
Garmin Ltd.	5,640	658,526
Hanesbrands, Inc.	13,353	189,613
Hasbro, Inc.	4,850	451,196
Helen of Troy Ltd. *	949	191,689
Leggett & Platt, Inc.	5,112	220,327
Lennar Corp., Class A	10,439	791,903
Lululemon Athletica, Inc. *	4,498	1,665,250
Mattel, Inc. *	13,396	207,504
Mohawk Industries, Inc. *	2,287	287,773
Newell Brands, Inc.	14,274	303,465
NIKE, Inc., Class B	47,269	6,367,134
NVR, Inc. *	132	527,628
Polaris, Inc.	2,199	211,104
PulteGroup, Inc.	10,217	445,768
PVH Corp.	2,669	212,159
Ralph Lauren Corp.	1,796	154,007
Skechers U.S.A., Inc., Class A *	5,211	174,412
Tapestry, Inc.	10,515	297,785
Tempur Sealy International, Inc. *	7,200	181,368
Toll Brothers, Inc.	4,395	208,103
Under Armour, Inc., Class A *	7,092	117,514
Under Armour, Inc., Class C *	7,340	106,797
VF Corp.	12,136	1,012,142
Whirlpool Corp.	2,371	461,420
		17,311,859

Consumer Services 1.9%
Aramark	9,683	338,905
Bright Horizons Family Solutions, Inc. *	2,292	389,892
Caesars Entertainment, Inc. *	7,524	512,535
Carnival Corp.	19,713	393,866
Chegg, Inc. *	4,705	366,661
Chipotle Mexican Grill, Inc. *	1,062	1,369,375
Choice Hotels International, Inc.	1,072	106,825
Churchill Downs, Inc.	1,341	241,273
Cracker Barrel Old Country Store, Inc.	883	123,249
Darden Restaurants, Inc.	4,969	536,553
Domino’s Pizza, Inc.	1,497	587,677
Dunkin’ Brands Group, Inc.	3,098	329,441
frontdoor, Inc. *	3,164	149,784
Grand Canyon Education, Inc. *	1,812	151,248
H&R Block, Inc.	7,428	139,646
Hilton Worldwide Holdings, Inc.	10,547	1,092,986
Las Vegas Sands Corp.	12,513	697,099
Marriott International, Inc., Class A	10,092	1,280,372
Marriott Vacations Worldwide Corp.	1,553	197,743
McDonald’s Corp.	28,279	6,148,986

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MGM Resorts International	15,602	440,756
Norwegian Cruise Line Holdings Ltd. *	11,985	274,097
Planet Fitness, Inc., Class A *	3,007	219,361
Royal Caribbean Cruises Ltd.	6,772	533,701
Service Corp. International	6,683	325,061
Starbucks Corp.	44,370	4,349,147
Terminix Global Holdings, Inc. *	5,075	248,827
Texas Roadhouse, Inc.	2,451	185,786
The Wendy’s Co.	6,684	146,981
Vail Resorts, Inc.	1,516	418,173
Wyndham Destinations, Inc.	3,237	136,148
Wyndham Hotels & Resorts, Inc.	3,483	200,273
Wynn Resorts Ltd.	3,720	373,860
Yum! Brands, Inc.	11,444	1,210,775
		24,217,062

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	1,779	154,986
AGNC Investment Corp.	21,198	323,905
Ally Financial, Inc.	14,255	422,661
American Express Co.	24,770	2,937,474
Ameriprise Financial, Inc.	4,570	846,547
Annaly Capital Management, Inc.	53,679	429,432
Berkshire Hathaway, Inc., Class B *	75,279	17,232,116
BlackRock, Inc.	5,385	3,760,615
Blackstone Mortgage Trust, Inc., Class A	5,511	143,176
Capital One Financial Corp.	17,325	1,483,713
Cboe Global Markets, Inc.	4,165	380,348
Chimera Investment Corp.	8,922	91,540
CME Group, Inc.	13,624	2,384,609
Credit Acceptance Corp. *	455	135,808
Discover Financial Services	11,659	888,066
Eaton Vance Corp.	4,401	294,779
Equitable Holdings, Inc.	15,276	387,705
FactSet Research Systems, Inc.	1,450	483,952
Franklin Resources, Inc.	10,195	224,188
Interactive Brokers Group, Inc., Class A	3,030	159,863
Intercontinental Exchange, Inc.	21,315	2,248,946
Invesco Ltd.	14,207	230,580
Janus Henderson Group plc	5,606	159,939
Jefferies Financial Group, Inc.	8,198	186,340
Lazard Ltd., Class A	4,202	156,819
LendingTree, Inc. *	411	105,043
LPL Financial Holdings, Inc.	3,004	272,673
MarketAxess Holdings, Inc.	1,436	774,262
Moody’s Corp.	6,122	1,728,485
Morgan Stanley	54,225	3,352,732
Morningstar, Inc.	813	162,681
MSCI, Inc.	3,171	1,298,271
Nasdaq, Inc.	4,371	559,444
New Residential Investment Corp.	15,660	145,012
Northern Trust Corp.	7,903	735,927
OneMain Holdings, Inc.	2,922	113,929
Raymond James Financial, Inc.	4,606	418,916
S&P Global, Inc.	9,155	3,220,546
Santander Consumer USA Holdings, Inc.	2,696	59,582
SEI Investments Co.	4,626	244,021
Starwood Property Trust, Inc.	10,687	191,725
State Street Corp.	13,411	945,207
Stifel Financial Corp.	2,575	178,447
Synchrony Financial	20,606	627,865
T. Rowe Price Group, Inc.	8,609	1,234,617
The Bank of New York Mellon Corp.	30,950	1,210,764
The Blackstone Group, Inc., Class A	25,520	1,519,716
The Charles Schwab Corp. (a)	56,142	2,738,607
The Goldman Sachs Group, Inc.	13,064	3,012,297
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	10,249	63,954
Voya Financial, Inc.	4,798	276,509
		61,339,339

Energy 2.1%
Apache Corp.	14,262	183,837
Baker Hughes Co.	24,773	463,751
Cabot Oil & Gas Corp.	15,258	267,320
Cheniere Energy, Inc. *	8,759	496,548
Chevron Corp.	73,061	6,369,458
Cimarex Energy Co.	3,862	138,839
Concho Resources, Inc.	7,522	432,365
ConocoPhillips	40,639	1,607,679
Continental Resources, Inc.	2,353	36,189
CVR Energy, Inc.	1,116	15,780
Devon Energy Corp.	14,693	205,555
Diamondback Energy, Inc.	6,020	240,559
EOG Resources, Inc.	22,177	1,039,658
Exxon Mobil Corp.	160,464	6,118,492
Halliburton Co.	33,395	554,023
Helmerich & Payne, Inc.	4,031	91,786
Hess Corp.	10,396	490,483
HollyFrontier Corp.	5,596	130,891
Kinder Morgan, Inc.	73,661	1,059,245
Marathon Oil Corp.	30,458	180,311
Marathon Petroleum Corp.	24,784	963,602
Murphy Oil Corp.	5,502	55,350
National Oilwell Varco, Inc.	14,757	180,921
Occidental Petroleum Corp.	31,834	501,704
ONEOK, Inc.	16,828	603,620
Parsley Energy, Inc., Class A	11,187	140,173
PBF Energy, Inc., Class A	3,867	28,074
Phillips 66	16,598	1,005,507
Pioneer Natural Resources Co.	6,215	625,105
Schlumberger N.V.	52,820	1,098,128
Targa Resources Corp.	8,848	207,928
TechnipFMC plc	16,182	134,472
The Williams Cos., Inc.	45,950	964,031
Transocean Ltd. *	22,016	40,730
Valero Energy Corp.	15,528	834,941
WPX Energy, Inc. *	15,687	111,691
		27,618,746

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	1,404	255,079
Costco Wholesale Corp.	16,771	6,570,374
Performance Food Group Co. *	5,100	221,238
Sysco Corp.	19,338	1,378,606
The Kroger Co.	29,451	971,883
US Foods Holding Corp. *	8,356	263,047
Walgreens Boots Alliance, Inc.	27,373	1,040,448
Walmart, Inc.	52,742	8,058,450
		18,759,125

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	70,578	2,811,122
Archer-Daniels-Midland Co.	21,059	1,048,106
Beyond Meat, Inc. *	1,871	261,753
Brown-Forman Corp., Class B	6,920	558,167
Bunge Ltd.	5,300	312,117
Campbell Soup Co.	7,674	383,854
Conagra Brands, Inc.	18,494	676,141
Constellation Brands, Inc., Class A	6,390	1,315,318
Darling Ingredients, Inc. *	6,148	296,825
Flowers Foods, Inc.	7,422	164,694
General Mills, Inc.	23,232	1,412,970

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hormel Foods Corp.	10,606	500,391
Ingredion, Inc.	2,499	192,798
Kellogg Co.	9,658	617,243
Keurig Dr Pepper, Inc.	21,903	666,946
Lamb Weston Holdings, Inc.	5,493	397,583
Lancaster Colony Corp.	743	125,812
McCormick & Co., Inc. Non-Voting Shares	4,718	882,172
Molson Coors Beverage Co., Class B	7,069	325,174
Mondelez International, Inc., Class A	54,247	3,116,490
Monster Beverage Corp. *	14,037	1,190,057
PepsiCo, Inc.	52,602	7,586,786
Philip Morris International, Inc.	59,174	4,482,431
Pilgrim’s Pride Corp. *	1,935	36,552
Post Holdings, Inc. *	2,364	223,303
Sanderson Farms, Inc.	747	102,137
Seaboard Corp.	10	32,027
The Coca-Cola Co.	146,888	7,579,421
The Hershey Co.	5,575	824,487
The J.M. Smucker Co.	4,326	507,007
The Kraft Heinz Co.	24,658	812,235
Tyson Foods, Inc., Class A	11,204	730,501
		40,172,620

Health Care Equipment & Services 6.3%
Abbott Laboratories	67,254	7,278,228
ABIOMED, Inc. *	1,710	468,711
Align Technology, Inc. *	2,725	1,311,515
Amedisys, Inc. *	1,226	300,113
AmerisourceBergen Corp.	5,560	573,292
Anthem, Inc.	9,546	2,973,770
Baxter International, Inc.	19,236	1,463,283
Becton Dickinson & Co.	11,003	2,583,945
Boston Scientific Corp. *	54,312	1,800,443
Cardinal Health, Inc.	11,053	603,383
Centene Corp. *	22,038	1,358,643
Cerner Corp.	11,618	869,491
Chemed Corp.	604	288,863
Cigna Corp.	13,941	2,915,621
CVS Health Corp.	49,687	3,368,282
Danaher Corp.	23,987	5,388,200
DaVita, Inc. *	2,869	315,160
DENTSPLY SIRONA, Inc.	8,303	422,540
DexCom, Inc. *	3,647	1,165,873
Edwards Lifesciences Corp. *	23,612	1,980,811
Encompass Health Corp.	3,767	303,545
Globus Medical, Inc., Class A *	2,907	174,653
Guardant Health, Inc. *	3,192	386,615
Haemonetics Corp. *	1,898	214,189
HCA Healthcare, Inc.	10,003	1,501,550
HealthEquity, Inc. *	2,909	208,546
Henry Schein, Inc. *	5,438	349,718
Hill-Rom Holdings, Inc.	2,502	237,340
Hologic, Inc. *	9,871	682,382
Humana, Inc.	5,024	2,012,212
ICU Medical, Inc. *	738	139,261
IDEXX Laboratories, Inc. *	3,227	1,487,582
Insulet Corp. *	2,480	639,121
Integra LifeSciences Holdings Corp. *	2,628	143,830
Intuitive Surgical, Inc. *	4,448	3,229,470
Laboratory Corp. of America Holdings *	3,698	739,008
LHC Group, Inc. *	1,195	234,602
Masimo Corp. *	1,914	487,094
McKesson Corp.	6,153	1,106,986
Medtronic plc	51,045	5,803,816
Molina Healthcare, Inc. *	2,264	462,150
NuVasive, Inc. *	1,904	88,193
Penumbra, Inc. *	1,267	281,147
Quest Diagnostics, Inc.	5,091	631,182
Security	Number of Shares	Value ($)
ResMed, Inc.	5,508	1,154,477
STERIS plc	3,217	623,487
Stryker Corp.	12,407	2,895,794
Tandem Diabetes Care, Inc. *	2,310	216,863
Teladoc Health, Inc. *	4,539	902,217
Teleflex, Inc.	1,770	677,467
Tenet Healthcare Corp. *	3,907	122,797
The Cooper Cos., Inc.	1,858	622,839
UnitedHealth Group, Inc.	36,098	12,141,201
Universal Health Services, Inc., Class B	2,931	382,730
Varian Medical Systems, Inc. *	3,458	601,623
Veeva Systems, Inc., Class A *	5,131	1,420,620
West Pharmaceutical Services, Inc.	2,790	767,696
Zimmer Biomet Holdings, Inc.	7,853	1,171,039
		82,675,209

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	9,387	823,897
Colgate-Palmolive Co.	32,537	2,786,469
Coty, Inc., Class A	11,370	81,750
Herbalife Nutrition Ltd. *	3,719	178,177
Kimberly-Clark Corp.	12,920	1,799,885
The Clorox Co.	4,786	971,367
The Estee Lauder Cos., Inc., Class A	8,557	2,099,203
The Procter & Gamble Co.	94,547	13,129,742
		21,870,490

Insurance 2.0%
Aflac, Inc.	25,294	1,111,165
Alleghany Corp.	542	311,758
American Financial Group, Inc.	2,694	240,871
American International Group, Inc.	32,742	1,258,602
Aon plc, Class A	8,803	1,803,647
Arch Capital Group Ltd. *	15,381	495,191
Arthur J. Gallagher & Co.	7,261	837,992
Assurant, Inc.	2,256	291,295
Assured Guaranty Ltd.	3,211	96,747
Athene Holding Ltd., Class A *	4,777	211,860
Axis Capital Holdings Ltd.	3,036	152,134
Brighthouse Financial, Inc. *	3,526	123,763
Brown & Brown, Inc.	8,931	402,163
Chubb Ltd.	17,120	2,530,850
Cincinnati Financial Corp.	5,657	431,912
CNA Financial Corp.	986	34,027
Erie Indemnity Co., Class A	955	215,458
Everest Re Group Ltd.	1,520	345,542
Fidelity National Financial, Inc.	11,009	396,214
First American Financial Corp.	4,170	201,995
Globe Life, Inc.	3,727	346,984
Kemper Corp.	2,289	171,561
Lincoln National Corp.	6,888	325,251
Loews Corp.	9,047	379,160
Markel Corp. *	521	507,365
Marsh & McLennan Cos., Inc.	19,232	2,204,756
MetLife, Inc.	29,401	1,357,444
Old Republic International Corp.	10,905	195,418
Primerica, Inc.	1,504	195,926
Principal Financial Group, Inc.	9,722	484,058
Prudential Financial, Inc.	15,005	1,134,678
Reinsurance Group of America, Inc.	2,580	297,422
RenaissanceRe Holdings Ltd.	1,951	321,213
RLI Corp.	1,507	144,265
Selective Insurance Group, Inc.	2,277	140,764
The Allstate Corp.	11,881	1,216,020
The Hanover Insurance Group, Inc.	1,456	163,582
The Hartford Financial Services Group, Inc.	13,652	603,418
The Progressive Corp.	22,223	1,935,845

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	9,625	1,247,881
Unum Group	7,711	171,416
W.R. Berkley Corp.	5,303	345,384
Willis Towers Watson plc	4,888	1,017,633
		26,400,630

Materials 2.7%
Air Products and Chemicals, Inc.	8,385	2,348,974
Albemarle Corp.	4,050	550,678
Alcoa Corp. *	6,969	138,683
Amcor plc	59,792	677,443
AptarGroup, Inc.	2,460	310,747
Arconic Corp. *	3,699	101,759
Ashland Global Holdings, Inc.	2,033	152,821
Avery Dennison Corp.	3,150	470,421
Axalta Coating Systems Ltd. *	8,072	230,940
Ball Corp.	12,374	1,188,028
Berry Global Group, Inc. *	5,083	269,399
Celanese Corp.	4,463	577,200
CF Industries Holdings, Inc.	8,099	302,093
Corteva, Inc.	28,445	1,090,012
Crown Holdings, Inc. *	5,088	479,544
Dow, Inc.	28,167	1,493,133
DuPont de Nemours, Inc.	27,891	1,769,405
Eagle Materials, Inc.	1,568	142,672
Eastman Chemical Co.	5,158	502,389
Ecolab, Inc.	9,434	2,095,763
FMC Corp.	4,920	570,769
Freeport-McMoRan, Inc.	55,268	1,292,719
Graphic Packaging Holding Co.	10,665	163,388
Huntsman Corp.	7,409	183,521
International Flavors & Fragrances, Inc. (b)	4,064	455,574
International Paper Co.	14,925	738,489
Linde plc	19,946	5,114,553
LyondellBasell Industries N.V., Class A	9,755	830,150
Martin Marietta Materials, Inc.	2,354	625,293
NewMarket Corp.	276	102,054
Newmont Corp.	30,548	1,796,833
Nucor Corp.	11,488	616,906
Packaging Corp. of America	3,598	467,740
PPG Industries, Inc.	8,971	1,316,674
Reliance Steel & Aluminum Co.	2,414	284,369
Royal Gold, Inc.	2,499	276,065
RPM International, Inc.	4,951	435,738
Sealed Air Corp.	5,883	265,088
Sonoco Products Co.	3,817	221,615
Steel Dynamics, Inc.	7,584	274,617
The Mosaic Co.	13,220	290,311
The Scotts Miracle-Gro Co.	1,548	272,092
The Sherwin-Williams Co.	3,108	2,323,634
Valvoline, Inc.	6,941	158,185
Vulcan Materials Co.	5,023	701,462
W.R. Grace & Co.	2,361	129,194
Westlake Chemical Corp.	1,325	99,574
Westrock Co.	9,833	415,051
		35,313,762

Media & Entertainment 8.8%
Activision Blizzard, Inc.	29,302	2,328,923
Alphabet, Inc., Class A *	11,409	20,015,950
Alphabet, Inc., Class C *	11,150	19,632,251
Altice USA, Inc., Class A *	12,560	426,035
Cable One, Inc.	205	406,037
Charter Communications, Inc., Class A *	5,676	3,700,695
Cinemark Holdings, Inc.	4,001	61,815
Comcast Corp., Class A	173,161	8,699,609
Discovery, Inc., Class A *	6,031	162,294
Security	Number of Shares	Value ($)
Discovery, Inc., Class C *	11,836	284,301
DISH Network Corp., Class A *	9,357	335,636
Electronic Arts, Inc. *	10,982	1,402,951
Facebook, Inc., Class A *	91,321	25,293,177
Fox Corp., Class A	13,133	378,756
Fox Corp., Class B	5,919	167,981
IAC/InterActiveCorp *	3,016	428,242
Liberty Broadband Corp., Class C *	5,820	915,777
Liberty Media Corp. - Liberty Formula One, Class C *	7,654	319,784
Liberty Media Corp. - Liberty SiriusXM, Class A *	3,150	128,961
Liberty Media Corp. - Liberty SiriusXM, Class C *	6,625	271,691
Live Nation Entertainment, Inc. *	5,433	356,676
Madison Square Garden Entertainment Corp. *	681	51,763
Madison Square Garden Sports Corp. *	653	110,618
Match Group, Inc. *	9,871	1,374,142
Netflix, Inc. *	16,753	8,220,697
News Corp., Class A	14,896	262,914
Nexstar Media Group, Inc., Class A	1,723	181,346
Omnicom Group, Inc.	8,152	513,576
Pinterest, Inc., Class A *	17,546	1,228,571
Roku, Inc. *	4,025	1,181,619
Sirius XM Holdings, Inc.	46,317	300,597
Snap, Inc., Class A *	33,998	1,510,191
Take-Two Interactive Software, Inc. *	4,353	785,760
TEGNA, Inc.	8,228	118,566
The Interpublic Group of Cos., Inc.	14,634	326,046
The New York Times Co., Class A	5,480	235,147
The Walt Disney Co.	68,644	10,159,998
TripAdvisor, Inc. *	3,649	95,239
Twitter, Inc. *	30,048	1,397,533
ViacomCBS, Inc., Class B	21,470	757,462
Zillow Group, Inc., Class C *	5,424	584,761
Zynga, Inc., Class A *	38,059	313,987
		115,428,075

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	67,041	7,011,148
ACADIA Pharmaceuticals, Inc. *	4,378	248,057
Agilent Technologies, Inc.	11,726	1,370,769
Alexion Pharmaceuticals, Inc. *	8,329	1,017,054
Allakos, Inc. *	1,175	125,760
Alnylam Pharmaceuticals, Inc. *	4,423	574,592
Amgen, Inc.	22,249	4,940,168
Arrowhead Pharmaceuticals, Inc. *	3,913	244,680
Avantor, Inc. *	19,520	532,506
Bio-Rad Laboratories, Inc., Class A *	815	438,878
Bio-Techne Corp.	1,470	445,866
Biogen, Inc. *	6,008	1,442,941
BioMarin Pharmaceutical, Inc. *	6,850	539,095
Bluebird Bio, Inc. *	2,524	111,283
Blueprint Medicines Corp. *	2,101	227,076
Bridgebio Pharma, Inc. *	2,926	147,002
Bristol-Myers Squibb Co.	85,601	5,341,502
Bruker Corp.	3,889	196,822
Catalent, Inc. *	6,247	600,587
Charles River Laboratories International, Inc. *	1,884	441,836
Elanco Animal Health, Inc. *	12,473	381,549
Eli Lilly and Co.	30,164	4,393,387
Exact Sciences Corp. *	5,675	687,016
Exelixis, Inc. *	11,666	223,521
FibroGen, Inc. *	3,133	129,424
Gilead Sciences, Inc.	47,586	2,887,043

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Blood Therapeutics, Inc. *	2,279	104,629
Horizon Therapeutics plc *	8,050	566,962
Illumina, Inc. *	5,535	1,782,768
Incyte Corp. *	7,054	596,345
Intercept Pharmaceuticals, Inc. *	971	34,480
Ionis Pharmaceuticals, Inc. *	5,307	268,163
IQVIA Holdings, Inc. *	7,272	1,228,895
Jazz Pharmaceuticals plc *	2,101	295,632
Johnson & Johnson	99,993	14,466,987
Merck & Co., Inc.	96,085	7,724,273
Mettler-Toledo International, Inc. *	906	1,041,936
Mirati Therapeutics, Inc. *	1,650	392,453
Moderna, Inc. *	11,402	1,741,541
Nektar Therapeutics *	6,702	109,846
Neurocrine Biosciences, Inc. *	3,496	331,910
PerkinElmer, Inc.	4,258	566,314
Perrigo Co., plc	5,202	250,840
Pfizer, Inc.	211,093	8,086,973
PRA Health Sciences, Inc. *	2,418	271,300
Reata Pharmaceuticals, Inc., Class A *	900	137,475
Regeneron Pharmaceuticals, Inc. *	3,971	2,049,155
Repligen Corp. *	1,854	351,648
Sage Therapeutics, Inc. *	1,992	147,587
Sarepta Therapeutics, Inc. *	2,983	420,185
Seagen, Inc. *	4,624	787,513
Syneos Health, Inc. *	2,614	172,106
Thermo Fisher Scientific, Inc.	15,022	6,984,930
United Therapeutics Corp. *	1,691	224,294
Vertex Pharmaceuticals, Inc. *	9,899	2,254,497
Viatris, Inc. *	45,707	768,792
Waters Corp. *	2,353	545,920
Zoetis, Inc.	18,021	2,890,208
		92,296,119

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	4,456	729,581
American Campus Communities, Inc.	5,237	208,433
American Homes 4 Rent, Class A	10,082	289,555
American Tower Corp.	16,855	3,896,876
Americold Realty Trust	7,657	261,333
Apartment Investment & Management Co., Class A	7,182	217,974
AvalonBay Communities, Inc.	5,346	890,590
Boston Properties, Inc.	5,367	526,825
Brixmor Property Group, Inc.	11,240	171,635
Camden Property Trust	3,698	365,473
CBRE Group, Inc., Class A *	12,704	776,723
CoreSite Realty Corp.	1,604	201,126
Cousins Properties, Inc.	5,644	188,566
Crown Castle International Corp.	15,925	2,668,552
CubeSmart	7,365	239,583
CyrusOne, Inc.	4,426	309,422
Digital Realty Trust, Inc.	10,228	1,378,223
Douglas Emmett, Inc.	6,219	192,602
Duke Realty Corp.	13,991	532,497
EastGroup Properties, Inc.	1,505	205,177
EPR Properties	2,734	98,479
Equinix, Inc.	3,362	2,345,970
Equity Commonwealth	4,590	121,681
Equity LifeStyle Properties, Inc.	6,402	375,093
Equity Residential	13,013	753,713
Essex Property Trust, Inc.	2,476	608,799
Extra Space Storage, Inc.	4,921	554,744
Federal Realty Investment Trust	2,582	225,202
First Industrial Realty Trust, Inc.	4,820	201,862
Gaming & Leisure Properties, Inc.	7,850	326,089
Healthcare Realty Trust, Inc.	5,222	154,049
Healthcare Trust of America, Inc., Class A	8,152	212,197
Security	Number of Shares	Value ($)
Healthpeak Properties, Inc.	20,479	591,024
Highwoods Properties, Inc.	3,836	146,919
Host Hotels & Resorts, Inc.	27,028	379,203
Hudson Pacific Properties, Inc.	5,873	152,698
Invitation Homes, Inc.	21,313	609,126
Iron Mountain, Inc.	10,954	301,235
JBG SMITH Properties	4,211	129,446
Jones Lang LaSalle, Inc. *	1,985	262,596
Kilroy Realty Corp.	3,927	240,175
Kimco Realty Corp.	16,578	239,386
Lamar Advertising Co., Class A	3,287	261,678
Life Storage, Inc.	1,791	196,508
Medical Properties Trust, Inc.	19,906	386,176
Mid-America Apartment Communities, Inc.	4,350	548,796
National Retail Properties, Inc.	6,582	248,141
Omega Healthcare Investors, Inc.	8,651	304,688
Outfront Media, Inc.	5,423	102,712
Park Hotels & Resorts, Inc.	9,116	148,773
Prologis, Inc.	28,034	2,804,802
PS Business Parks, Inc.	757	99,773
Public Storage	5,758	1,292,441
Rayonier, Inc.	5,260	148,174
Realty Income Corp.	13,112	786,327
Regency Centers Corp.	5,987	272,887
Rexford Industrial Realty, Inc.	4,682	224,361
Ryman Hospitality Properties, Inc.	2,131	136,789
Sabra Health Care REIT, Inc.	8,007	131,955
SBA Communications Corp.	4,256	1,222,238
Service Properties Trust	6,149	72,927
Simon Property Group, Inc.	12,352	1,019,905
SL Green Realty Corp.	2,737	158,472
Spirit Realty Capital, Inc.	3,935	144,965
STAG Industrial, Inc.	5,589	166,440
STORE Capital Corp.	8,752	284,965
Sun Communities, Inc.	3,730	518,470
The Howard Hughes Corp. *	1,732	125,968
UDR, Inc.	11,212	431,326
Ventas, Inc.	14,163	678,549
VEREIT, Inc.	40,444	286,748
VICI Properties, Inc.	20,310	513,640
Vornado Realty Trust	6,075	236,378
Weingarten Realty Investors	4,524	94,597
Welltower, Inc.	15,864	999,115
Weyerhaeuser Co.	28,397	824,649
WP Carey, Inc.	6,593	456,302
		39,611,067

Retailing 7.3%
Aaron’s Holdings Co., Inc.	2,515	158,269
Advance Auto Parts, Inc.	2,624	387,565
Amazon.com, Inc. *	16,170	51,227,207
AutoNation, Inc. *	2,227	136,493
AutoZone, Inc. *	888	1,010,233
Best Buy Co., Inc.	8,778	955,046
Booking Holdings, Inc. *	1,555	3,154,240
Burlington Stores, Inc. *	2,486	543,290
CarMax, Inc. *	6,205	580,043
Carvana Co. *	2,098	524,941
Dollar General Corp.	9,470	2,069,953
Dollar Tree, Inc. *	9,019	985,235
eBay, Inc.	25,268	1,274,265
Etsy, Inc. *	4,542	729,899
Expedia Group, Inc.	5,130	638,634
Five Below, Inc. *	2,117	331,099
Floor & Decor Holdings, Inc., Class A *	3,920	313,953
Foot Locker, Inc.	3,984	149,002
Genuine Parts Co.	5,502	541,232
GrubHub, Inc. *	3,499	246,120

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kohl’s Corp.	5,944	191,397
L Brands, Inc.	8,786	340,985
LKQ Corp. *	10,631	374,424
Lowe’s Cos., Inc.	28,689	4,470,320
Macy’s, Inc.	11,637	118,814
Nordstrom, Inc. (b)	4,236	109,797
O'Reilly Automotive, Inc. *	2,810	1,243,256
Penske Automotive Group, Inc.	1,188	65,423
Pool Corp.	1,525	527,818
RH *	590	267,364
Ross Stores, Inc.	13,520	1,453,670
Target Corp.	19,006	3,412,147
The Gap, Inc.	7,736	162,146
The Home Depot, Inc.	40,887	11,342,463
The TJX Cos., Inc.	45,512	2,890,467
Tiffany & Co.	4,125	542,355
Tractor Supply Co.	4,397	619,141
Ulta Beauty, Inc. *	2,126	585,500
Wayfair, Inc., Class A *	2,591	659,047
Williams-Sonoma, Inc.	2,978	326,002
		95,659,255

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	44,557	4,128,652
Analog Devices, Inc.	14,045	1,953,379
Applied Materials, Inc.	34,682	2,860,571
Broadcom, Inc.	15,278	6,135,339
Cirrus Logic, Inc. *	2,202	176,380
CMC Materials, Inc.	1,087	167,702
Cree, Inc. *	4,122	372,588
Enphase Energy, Inc. *	4,760	650,073
Entegris, Inc.	5,145	476,530
First Solar, Inc. *	3,190	298,042
Inphi Corp. *	1,981	307,313
Intel Corp.	161,595	7,813,118
KLA Corp.	5,912	1,489,647
Lam Research Corp.	5,521	2,499,136
Marvell Technology Group Ltd.	25,303	1,171,276
Maxim Integrated Products, Inc.	10,151	842,939
Microchip Technology, Inc.	9,606	1,290,950
Micron Technology, Inc. *	42,217	2,705,687
MKS Instruments, Inc.	2,078	286,722
Monolithic Power Systems, Inc.	1,605	513,536
NVIDIA Corp.	23,432	12,560,958
ON Semiconductor Corp. *	15,668	450,455
Qorvo, Inc. *	4,350	681,558
QUALCOMM, Inc.	42,837	6,304,321
Silicon Laboratories, Inc. *	1,675	196,327
Skyworks Solutions, Inc.	6,352	896,712
SolarEdge Technologies, Inc. *	1,895	526,772
Teradyne, Inc.	6,312	696,466
Texas Instruments, Inc.	34,784	5,608,920
Universal Display Corp.	1,623	371,732
Xilinx, Inc.	9,270	1,349,248
		65,783,049

Software & Services 15.1%
Accenture plc, Class A	24,156	6,017,018
ACI Worldwide, Inc. *	4,433	144,427
Adobe, Inc. *	18,219	8,717,245
Akamai Technologies, Inc. *	6,187	640,416
Alliance Data Systems Corp.	1,789	130,847
Alteryx, Inc., Class A *	2,035	243,874
Amdocs Ltd.	5,088	334,841
Anaplan, Inc. *	5,219	365,278
ANSYS, Inc. *	3,251	1,099,033
Aspen Technology, Inc. *	2,554	343,385
Security	Number of Shares	Value ($)
Autodesk, Inc. *	8,318	2,330,953
Automatic Data Processing, Inc.	16,317	2,837,200
Avalara, Inc. *	3,156	542,043
Black Knight, Inc. *	5,965	546,513
Blackbaud, Inc.	1,867	102,853
Booz Allen Hamilton Holding Corp.	5,236	454,432
Broadridge Financial Solutions, Inc.	4,357	639,956
CACI International, Inc., Class A *	942	223,527
Cadence Design Systems, Inc. *	10,585	1,231,036
CDK Global, Inc.	4,606	220,627
Ceridian HCM Holding, Inc. *	4,898	472,265
Citrix Systems, Inc.	4,682	580,193
Cognizant Technology Solutions Corp., Class A	20,609	1,610,181
Cornerstone OnDemand, Inc. *	2,293	101,236
Coupa Software, Inc. *	2,541	835,760
DocuSign, Inc. *	6,974	1,589,235
Dropbox, Inc., Class A *	11,140	222,466
DXC Technology Co.	9,765	213,951
Dynatrace, Inc. *	6,960	264,619
Elastic N.V. *	2,260	279,788
Envestnet, Inc. *	2,074	166,459
EPAM Systems, Inc. *	2,124	684,629
Euronet Worldwide, Inc. *	2,002	269,149
Fair Isaac Corp. *	1,098	519,112
Fidelity National Information Services, Inc.	23,545	3,494,313
FireEye, Inc. *	8,518	128,026
Fiserv, Inc. *	21,118	2,432,371
Five9, Inc. *	2,463	382,258
FleetCor Technologies, Inc. *	3,190	846,020
Fortinet, Inc. *	5,111	629,829
Gartner, Inc. *	3,389	515,128
Genpact Ltd.	6,737	273,859
Global Payments, Inc.	11,373	2,219,896
GoDaddy, Inc., Class A *	6,290	500,307
Guidewire Software, Inc. *	3,130	383,362
HubSpot, Inc. *	1,618	638,026
International Business Machines Corp.	33,838	4,179,670
Intuit, Inc.	9,945	3,500,839
j2 Global, Inc. *	1,712	153,412
Jack Henry & Associates, Inc.	2,902	466,816
KBR, Inc.	5,347	148,486
Leidos Holdings, Inc.	5,092	512,764
Manhattan Associates, Inc. *	2,396	244,967
Mastercard, Inc., Class A	33,553	11,290,920
MAXIMUS, Inc.	2,335	167,676
Medallia, Inc. *	2,944	103,011
Microsoft Corp.	287,442	61,532,709
MongoDB, Inc. *	1,913	549,624
New Relic, Inc. *	1,998	119,341
NortonLifeLock, Inc.	22,513	410,412
Nuance Communications, Inc. *	10,689	461,017
Nutanix, Inc., Class A *	6,990	191,456
Okta, Inc. *	4,419	1,082,832
Oracle Corp.	73,476	4,241,035
Palo Alto Networks, Inc. *	3,674	1,079,862
Paychex, Inc.	12,166	1,133,263
Paycom Software, Inc. *	1,851	772,015
Paylocity Holding Corp. *	1,401	275,437
PayPal Holdings, Inc. *	44,561	9,541,401
Pegasystems, Inc.	1,500	196,320
Perspecta, Inc.	5,211	116,831
Proofpoint, Inc. *	2,177	225,298
PTC, Inc. *	3,986	429,890
Q2 Holdings, Inc. *	1,906	216,083
RealPage, Inc. *	3,395	234,221
RingCentral, Inc., Class A *	2,962	879,862
Sabre Corp.	11,915	134,044
salesforce.com, Inc. *	34,566	8,496,323

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Science Applications International Corp.	2,207	204,236
ServiceNow, Inc. *	7,290	3,896,870
Slack Technologies, Inc., Class A *	16,372	702,031
Smartsheet, Inc., Class A *	4,219	244,829
SolarWinds Corp. *	2,722	62,279
Splunk, Inc. *	6,031	1,231,410
Square, Inc., Class A *	14,089	2,972,215
SS&C Technologies Holdings, Inc.	8,523	587,150
Synopsys, Inc. *	5,749	1,307,898
The Trade Desk, Inc., Class A *	1,587	1,429,998
The Western Union Co.	15,727	354,801
Twilio, Inc., Class A *	5,216	1,669,589
Tyler Technologies, Inc. *	1,521	650,380
Verint Systems, Inc. *	2,393	136,305
VeriSign, Inc. *	3,834	769,561
Visa, Inc., Class A	64,039	13,470,604
VMware, Inc., Class A *(b)	3,049	426,525
WEX, Inc. *	1,688	292,429
Workday, Inc., Class A *	6,613	1,486,536
Zendesk, Inc. *	4,391	586,199
Zoom Video Communications, Inc., Class A *	6,917	3,308,816
Zscaler, Inc. *	2,737	426,288
		196,722,728

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	11,332	1,482,339
Apple Inc.	610,632	72,695,740
Arista Networks, Inc. *	2,069	560,078
Arrow Electronics, Inc. *	2,935	268,993
Avnet, Inc.	3,798	115,269
CDW Corp.	5,423	707,647
Ciena Corp. *	5,809	260,243
Cisco Systems, Inc.	160,756	6,915,723
Cognex Corp.	6,578	494,271
Coherent, Inc. *	933	113,621
Corning, Inc.	28,798	1,077,621
Dell Technologies, Inc., Class C *	8,915	615,403
Dolby Laboratories, Inc., Class A	2,461	217,676
F5 Networks, Inc. *	2,308	375,766
FLIR Systems, Inc.	4,913	187,873
Hewlett Packard Enterprise Co.	48,762	538,333
HP, Inc.	52,329	1,147,575
IPG Photonics Corp. *	1,359	281,327
Jabil, Inc.	5,087	194,425
Juniper Networks, Inc.	12,560	273,431
Keysight Technologies, Inc. *	7,125	855,285
Littelfuse, Inc.	929	223,452
Lumentum Holdings, Inc. *	2,862	247,220
Motorola Solutions, Inc.	6,459	1,107,912
National Instruments Corp.	4,960	185,653
NCR Corp. *	4,791	132,567
NetApp, Inc.	8,443	450,096
Pure Storage, Inc., Class A *	8,903	162,658
Seagate Technology plc	8,481	498,768
SYNNEX Corp.	1,544	247,519
TE Connectivity Ltd.	12,567	1,432,261
Trimble, Inc. *	9,467	566,789
Ubiquiti, Inc.	294	72,944
ViaSat, Inc. *	2,429	82,586
Vontier Corp. *	5,096	169,034
Western Digital Corp.	11,455	514,100
Xerox Holdings Corp.	6,751	147,779
Zebra Technologies Corp., Class A *	2,015	762,516
		96,382,493

Security	Number of Shares	Value ($)
Telecommunication Services 1.6%
AT&T, Inc.	270,699	7,782,596
CenturyLink, Inc.	37,413	390,966
GCI Liberty, Inc., Class A *	3,846	350,447
Liberty Global plc, Class A *	5,434	122,374
Liberty Global plc, Class C *	14,078	304,648
T-Mobile US, Inc. *	22,081	2,935,448
Verizon Communications, Inc.	157,178	9,495,123
		21,381,602

Transportation 2.1%
Alaska Air Group, Inc.	4,644	236,705
AMERCO	338	140,010
American Airlines Group, Inc.	20,749	293,183
C.H. Robinson Worldwide, Inc.	5,103	479,529
CSX Corp.	29,052	2,616,132
Delta Air Lines, Inc.	24,095	969,824
Expeditors International of Washington, Inc.	6,329	565,623
FedEx Corp.	9,147	2,621,347
J.B. Hunt Transport Services, Inc.	3,154	426,673
JetBlue Airways Corp. *	10,367	156,438
Kansas City Southern	3,592	668,723
Kirby Corp. *	2,283	115,520
Knight-Swift Transportation Holdings, Inc.	4,761	196,582
Landstar System, Inc.	1,452	190,822
Lyft, Inc., Class A *	9,201	351,202
Macquarie Infrastructure Corp.	2,696	87,216
Norfolk Southern Corp.	9,681	2,294,591
Old Dominion Freight Line, Inc.	3,664	745,111
Southwest Airlines Co.	22,434	1,039,591
Uber Technologies, Inc. *	52,622	2,613,208
Union Pacific Corp.	25,768	5,258,733
United Airlines Holdings, Inc. *	11,065	498,478
United Parcel Service, Inc., Class B	26,873	4,597,164
XPO Logistics, Inc. *	3,478	371,033
		27,533,438

Utilities 2.8%
ALLETE, Inc.	1,954	109,893
Alliant Energy Corp.	9,471	498,175
Ameren Corp.	9,364	728,332
American Electric Power Co., Inc.	18,850	1,600,177
American Water Works Co., Inc.	6,872	1,054,027
Atmos Energy Corp.	4,661	446,943
Avangrid, Inc.	2,069	96,291
Black Hills Corp.	2,403	146,175
CenterPoint Energy, Inc.	20,602	477,760
CMS Energy Corp.	10,902	670,909
Consolidated Edison, Inc.	12,709	969,061
Dominion Energy, Inc.	31,878	2,502,104
DTE Energy Co.	7,345	924,074
Duke Energy Corp.	27,923	2,587,345
Edison International	14,366	881,498
Entergy Corp.	7,595	826,716
Essential Utilities, Inc.	8,507	385,197
Evergy, Inc.	8,585	475,695
Eversource Energy	13,005	1,138,068
Exelon Corp.	37,036	1,521,069
FirstEnergy Corp.	20,653	548,544
Hawaiian Electric Industries, Inc.	4,122	147,691
IDACORP, Inc.	1,907	172,736
MDU Resources Group, Inc.	7,571	188,821
National Fuel Gas Co.	3,413	140,513
New Jersey Resources Corp.	3,678	121,484
NextEra Energy, Inc.	74,417	5,476,347
NiSource, Inc.	14,394	348,335

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NRG Energy, Inc.	9,293	304,346
OGE Energy Corp.	7,587	245,743
ONE Gas, Inc.	1,997	158,122
Ormat Technologies, Inc.	1,669	131,534
Pinnacle West Capital Corp.	4,254	348,190
PNM Resources, Inc.	3,022	148,410
Portland General Electric Co.	3,319	137,340
PPL Corp.	29,069	826,141
Public Service Enterprise Group, Inc.	19,220	1,120,142
Sempra Energy	11,012	1,403,810
Southwest Gas Holdings, Inc.	2,180	140,065
Spire, Inc.	1,917	122,611
The AES Corp.	25,414	519,462
The Southern Co.	40,126	2,401,541
UGI Corp.	7,977	283,024
Vistra Corp.	18,582	347,112
WEC Energy Group, Inc.	11,993	1,138,735
Xcel Energy, Inc.	19,989	1,346,459
		36,306,767
Total Common Stock
(Cost $1,015,664,253)		1,303,974,124

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	611,812	611,812

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	821,390	821,390
Total Other Investment Companies
(Cost $1,433,202)		1,433,202

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	14	2,536,240	41,202
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $793,981.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$1,420,845	$728,933	($18,964)	($3,187)	$610,980	$2,738,607	56,142	$10,022

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,303,974,124	$—	$—	$1,303,974,124
Other Investment Companies[1]	1,433,202	—	—	1,433,202
Futures Contracts[2]	41,202	—	—	41,202
Total	$1,305,448,528	$—	$—	$1,305,448,528
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Aptiv plc	198,180	23,523,966
Autoliv, Inc.	58,368	5,197,670
BorgWarner, Inc.	179,043	6,955,821
Ford Motor Co.	2,872,553	26,082,781
General Motors Co.	923,446	40,483,873
Gentex Corp.	178,007	5,803,028
Harley-Davidson, Inc.	113,466	4,571,545
Lear Corp.	40,134	5,737,155
Tesla, Inc. *	547,626	310,832,518
		429,188,357

Banks 3.4%
Bank of America Corp.	5,601,544	157,739,479
BOK Financial Corp.	23,252	1,556,721
Citigroup, Inc.	1,527,802	84,136,056
Citizens Financial Group, Inc.	314,879	10,283,948
Comerica, Inc.	101,834	5,010,233
Commerce Bancshares, Inc.	73,600	4,854,656
Cullen/Frost Bankers, Inc.	40,388	3,388,957
East West Bancorp, Inc.	105,309	4,498,800
Fifth Third Bancorp	521,953	13,226,289
First Republic Bank	126,944	16,446,865
Huntington Bancshares, Inc.	747,458	9,029,293
JPMorgan Chase & Co.	2,238,520	263,876,738
KeyCorp	719,912	11,129,840
M&T Bank Corp.	94,428	10,999,918
New York Community Bancorp, Inc.	336,973	3,265,268
People's United Financial, Inc.	311,345	3,860,678
Regions Financial Corp.	704,656	10,760,097
Signature Bank	38,665	4,337,826
SVB Financial Group *	38,040	13,118,474
The PNC Financial Services Group, Inc.	311,370	42,990,856
Truist Financial Corp.	990,683	45,987,505
U.S. Bancorp	1,005,427	43,444,501
Wells Fargo & Co.	3,024,061	82,708,068
Zions Bancorp NA	119,689	4,618,799
		851,269,865

Capital Goods 5.8%
3M Co.	422,868	73,041,990
A.O. Smith Corp.	99,162	5,583,812
Acuity Brands, Inc.	29,399	3,490,249
AGCO Corp.	44,580	4,124,096
Allegion plc	68,062	7,761,790
Allison Transmission Holdings, Inc.	84,430	3,465,852
AMETEK, Inc.	168,936	20,023,984
Carlisle Cos., Inc.	39,992	5,792,041
Carrier Global Corp.	598,859	22,798,562
Caterpillar, Inc.	397,700	69,036,743
Cummins, Inc.	108,234	25,020,454
Deere & Co.	230,279	60,245,592
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	92,654	4,932,899
Dover Corp.	106,777	13,029,997
Eaton Corp. plc	293,279	35,519,020
Emerson Electric Co.	438,272	33,668,055
Fastenal Co.	420,488	20,793,132
Fortive Corp.	247,562	17,361,523
Fortune Brands Home & Security, Inc.	101,755	8,496,543
Generac Holdings, Inc. *	46,032	9,924,499
General Dynamics Corp.	170,710	25,495,538
General Electric Co.	6,426,987	65,426,728
Graco, Inc.	122,453	8,294,966
HD Supply Holdings, Inc. *	119,489	6,665,096
HEICO Corp.	31,110	3,844,574
HEICO Corp., Class A	53,510	5,926,233
Honeywell International, Inc.	514,981	105,014,926
Howmet Aerospace, Inc.	288,625	6,771,143
Hubbell, Inc.	39,683	6,412,376
Huntington Ingalls Industries, Inc.	29,486	4,723,362
IDEX Corp.	55,550	10,729,483
Illinois Tool Works, Inc.	211,292	44,601,628
Ingersoll Rand, Inc. *	271,185	12,005,360
Jacobs Engineering Group, Inc.	96,043	10,357,277
Johnson Controls International plc	545,094	25,096,128
L3Harris Technologies, Inc.	159,059	30,537,737
Lennox International, Inc.	25,671	7,388,884
Lincoln Electric Holdings, Inc.	43,512	5,003,880
Lockheed Martin Corp.	180,640	65,933,600
Masco Corp.	193,146	10,366,146
Nikola Corp. *(a)	100,499	2,051,185
Nordson Corp.	39,705	8,092,276
Northrop Grumman Corp.	113,927	34,435,575
Otis Worldwide Corp.	299,311	20,035,878
Owens Corning	79,248	5,774,802
PACCAR, Inc.	254,635	22,168,523
Parker-Hannifin Corp.	94,086	25,145,424
Pentair plc	122,163	6,330,487
Quanta Services, Inc.	101,115	6,910,199
Raytheon Technologies Corp.	1,122,431	80,500,751
Rockwell Automation, Inc.	85,228	21,780,868
Roper Technologies, Inc.	77,040	32,896,080
Sensata Technologies Holding plc *	114,846	5,607,930
Snap-on, Inc.	40,160	7,062,136
Stanley Black & Decker, Inc.	117,443	21,645,919
Teledyne Technologies, Inc. *	26,995	10,202,490
Textron, Inc.	167,746	7,565,345
The Boeing Co.	389,339	82,037,621
The Middleby Corp. *	40,822	5,551,384
The Toro Co.	79,385	7,201,013
Trane Technologies plc	176,146	25,759,591
TransDigm Group, Inc.	39,883	23,099,835
Trex Co., Inc. *	84,542	6,325,432
United Rentals, Inc. *	53,107	12,054,227
W.W. Grainger, Inc.	33,094	13,843,220
Watsco, Inc.	23,826	5,417,079
Westinghouse Air Brake Technologies Corp.	131,433	9,634,039

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Woodward, Inc.	41,721	4,665,659
Xylem, Inc.	132,635	12,728,981
		1,431,229,847

Commercial & Professional Services 0.9%
ADT, Inc.	111,427	865,788
Cintas Corp.	63,834	22,680,220
Copart, Inc. *	152,139	17,564,447
CoStar Group, Inc. *	28,989	26,396,514
Dun & Bradstreet Holdings, Inc. *	99,666	2,672,045
Equifax, Inc.	89,460	14,930,874
IAA, Inc. *	97,899	5,866,108
IHS Markit Ltd.	273,430	27,195,348
ManpowerGroup, Inc.	41,881	3,628,989
Nielsen Holdings plc	260,660	4,214,872
Republic Services, Inc.	153,498	14,846,327
Robert Half International, Inc.	83,931	5,386,692
Rollins, Inc.	107,513	6,147,593
Stericycle, Inc. *	68,053	4,793,653
TransUnion	139,893	12,742,853
Verisk Analytics, Inc.	119,689	23,735,526
Waste Management, Inc.	285,166	33,971,826
		227,639,675

Consumer Durables & Apparel 1.3%
D.R. Horton, Inc.	242,526	18,068,187
Garmin Ltd.	110,048	12,849,204
Hanesbrands, Inc.	250,432	3,556,134
Hasbro, Inc.	93,794	8,725,656
Leggett & Platt, Inc.	97,066	4,183,545
Lennar Corp., Class A	210,198	15,945,620
Lululemon Athletica, Inc. *	86,850	32,153,607
Mohawk Industries, Inc. *	44,249	5,567,852
Newell Brands, Inc.	279,302	5,937,961
NIKE, Inc., Class B	914,396	123,169,141
NVR, Inc. *	2,552	10,200,803
Peloton Interactive, Inc., Class A *	151,263	17,599,450
Polaris, Inc.	41,628	3,996,288
PulteGroup, Inc.	195,580	8,533,155
Tapestry, Inc.	204,999	5,805,572
Toll Brothers, Inc.	82,836	3,922,285
Under Armour, Inc., Class A *	139,457	2,310,803
Under Armour, Inc., Class C *	145,314	2,114,319
VF Corp.	235,485	19,639,449
Whirlpool Corp.	46,063	8,964,320
		313,243,351

Consumer Services 1.8%
Aramark	187,086	6,548,010
Bright Horizons Family Solutions, Inc. *	44,457	7,562,580
Carnival Corp.	380,473	7,601,851
Chegg, Inc. *	91,454	7,127,010
Chipotle Mexican Grill, Inc. *	20,538	26,482,313
Darden Restaurants, Inc.	95,566	10,319,217
Domino's Pizza, Inc.	28,931	11,357,443
DraftKings, Inc., Class A *	221,601	11,603,028
Dunkin' Brands Group, Inc.	60,185	6,400,073
Hilton Worldwide Holdings, Inc.	204,194	21,160,624
Las Vegas Sands Corp.	241,044	13,428,561
Marriott International, Inc., Class A	195,801	24,841,273
McDonald's Corp.	546,682	118,870,534
MGM Resorts International	300,083	8,477,345
Norwegian Cruise Line Holdings Ltd. *	231,646	5,297,744
Royal Caribbean Cruises Ltd.	131,060	10,328,839
Service Corp. International	130,223	6,334,047
Starbucks Corp.	857,862	84,087,633
Security	Number of Shares	Value ($)
Terminix Global Holdings, Inc. *	96,592	4,735,906
Vail Resorts, Inc.	29,631	8,173,415
Wyndham Hotels & Resorts, Inc.	68,430	3,934,725
Wynn Resorts Ltd.	71,345	7,170,172
Yum! Brands, Inc.	220,623	23,341,913
		435,184,256

Diversified Financials 4.8%
AGNC Investment Corp.	409,924	6,263,639
Ally Financial, Inc.	276,101	8,186,395
American Express Co.	478,695	56,768,440
Ameriprise Financial, Inc.	88,423	16,379,476
Annaly Capital Management, Inc.	1,035,384	8,283,072
Apollo Global Management, Inc.	150,973	6,585,442
Berkshire Hathaway, Inc., Class B *	1,455,916	333,273,731
BlackRock, Inc.	104,232	72,790,417
Capital One Financial Corp.	335,155	28,702,674
Cboe Global Markets, Inc.	80,283	7,331,444
CME Group, Inc.	263,443	46,110,428
Credit Acceptance Corp. *	8,962	2,674,978
Discover Financial Services	224,739	17,118,370
Eaton Vance Corp.	84,500	5,659,810
Equitable Holdings, Inc.	296,922	7,535,880
FactSet Research Systems, Inc.	28,087	9,374,317
Franklin Resources, Inc.	197,633	4,345,950
Intercontinental Exchange, Inc.	412,718	43,545,876
Invesco Ltd.	278,547	4,520,818
Jefferies Financial Group, Inc.	160,503	3,648,233
KKR & Co., Inc.	410,409	15,566,813
MarketAxess Holdings, Inc.	27,914	15,050,670
Moody's Corp.	118,638	33,496,253
Morgan Stanley	1,048,412	64,823,314
Morningstar, Inc.	15,798	3,161,180
MSCI, Inc.	61,381	25,130,609
Nasdaq, Inc.	84,820	10,856,112
Northern Trust Corp.	153,074	14,254,251
Raymond James Financial, Inc.	90,320	8,214,604
S&P Global, Inc.	176,991	62,261,894
Santander Consumer USA Holdings, Inc.	53,427	1,180,737
SEI Investments Co.	90,108	4,753,197
Starwood Property Trust, Inc.	209,105	3,751,344
State Street Corp.	259,318	18,276,733
Synchrony Financial	398,703	12,148,480
T. Rowe Price Group, Inc.	166,390	23,861,990
The Bank of New York Mellon Corp.	599,513	23,452,949
The Blackstone Group, Inc., Class A	493,653	29,397,036
The Carlyle Group, Inc.	86,109	2,446,357
The Charles Schwab Corp. (b)	1,083,234	52,840,154
The Goldman Sachs Group, Inc.	252,772	58,284,168
Voya Financial, Inc.	92,151	5,310,662
		1,177,618,897

Energy 2.1%
Apache Corp.	275,676	3,553,464
Baker Hughes Co.	484,398	9,067,931
Cabot Oil & Gas Corp.	296,085	5,187,409
Cheniere Energy, Inc. *	169,019	9,581,687
Chevron Corp.	1,414,932	123,353,772
Concho Resources, Inc.	144,459	8,303,503
ConocoPhillips	785,718	31,083,004
Continental Resources, Inc.	46,438	714,216
Devon Energy Corp.	276,348	3,866,109
Diamondback Energy, Inc.	115,197	4,603,272
EOG Resources, Inc.	429,170	20,119,490
Exxon Mobil Corp.	3,103,039	118,318,877
Halliburton Co.	648,398	10,756,923
Hess Corp.	200,404	9,455,061

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HollyFrontier Corp.	110,074	2,574,631
Kinder Morgan, Inc.	1,424,169	20,479,550
Marathon Oil Corp.	569,076	3,368,930
Marathon Petroleum Corp.	478,399	18,600,153
National Oilwell Varco, Inc.	288,692	3,539,364
Occidental Petroleum Corp.	618,468	9,747,056
ONEOK, Inc.	327,932	11,762,921
Parsley Energy, Inc., Class A	215,125	2,695,516
Phillips 66	319,299	19,343,133
Pioneer Natural Resources Co.	121,314	12,201,762
Schlumberger N.V.	1,013,413	21,068,856
Targa Resources Corp.	173,321	4,073,043
The Williams Cos., Inc.	892,344	18,721,377
Valero Energy Corp.	300,747	16,171,166
		522,312,176

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	324,258	127,034,557
Sysco Corp.	372,364	26,545,829
The Kroger Co.	573,010	18,909,330
US Foods Holding Corp. *	164,162	5,167,820
Walgreens Boots Alliance, Inc.	529,018	20,107,974
Walmart, Inc.	1,020,552	155,930,140
		353,695,650

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	1,363,962	54,326,606
Archer-Daniels-Midland Co.	408,759	20,343,935
Beyond Meat, Inc. *	36,262	5,073,054
Brown-Forman Corp., Class A	40,696	3,000,516
Brown-Forman Corp., Class B	134,020	10,810,053
Bunge Ltd.	103,238	6,079,686
Campbell Soup Co.	148,993	7,452,630
Conagra Brands, Inc.	359,007	13,125,296
Constellation Brands, Inc., Class A	123,025	25,323,466
General Mills, Inc.	447,958	27,244,806
Hormel Foods Corp.	207,065	9,769,327
Ingredion, Inc.	48,758	3,761,680
Kellogg Co.	186,799	11,938,324
Keurig Dr Pepper, Inc.	423,459	12,894,327
Lamb Weston Holdings, Inc.	107,301	7,766,446
McCormick & Co., Inc. Non-Voting Shares	90,770	16,972,175
Molson Coors Beverage Co., Class B	137,913	6,343,998
Mondelez International, Inc., Class A	1,048,768	60,251,722
Monster Beverage Corp. *	270,626	22,943,672
PepsiCo, Inc.	1,017,806	146,798,159
Philip Morris International, Inc.	1,144,536	86,698,602
Post Holdings, Inc. *	46,295	4,373,026
The Boston Beer Co., Inc., Class A *	6,657	6,196,602
The Coca-Cola Co.	2,840,953	146,593,175
The Hershey Co.	108,286	16,014,416
The J.M. Smucker Co.	83,801	9,821,477
The Kraft Heinz Co.	475,312	15,656,777
Tyson Foods, Inc., Class A	216,869	14,139,859
		771,713,812

Health Care Equipment & Services 6.4%
Abbott Laboratories	1,301,007	140,794,978
ABIOMED, Inc. *	33,143	9,084,496
Align Technology, Inc. *	52,603	25,317,298
AmerisourceBergen Corp.	108,235	11,160,111
Anthem, Inc.	184,549	57,490,704
Baxter International, Inc.	371,237	28,239,999
Becton Dickinson & Co.	212,818	49,978,179
Boston Scientific Corp. *	1,048,850	34,769,377
Security	Number of Shares	Value ($)
Cardinal Health, Inc.	215,484	11,763,272
Centene Corp. *	424,608	26,177,083
Cerner Corp.	224,234	16,781,673
Chemed Corp.	11,692	5,591,699
Cigna Corp.	269,575	56,378,915
CVS Health Corp.	960,921	65,140,835
Danaher Corp.	463,995	104,227,197
DaVita, Inc. *	55,075	6,049,989
DENTSPLY SIRONA, Inc.	161,236	8,205,300
DexCom, Inc. *	70,473	22,528,809
Edwards Lifesciences Corp. *	455,832	38,239,746
Encompass Health Corp.	72,749	5,862,114
Guardant Health, Inc. *	61,915	7,499,145
Haemonetics Corp. *	37,528	4,235,035
HCA Healthcare, Inc.	193,908	29,107,530
Henry Schein, Inc. *	104,860	6,743,547
Hill-Rom Holdings, Inc.	48,620	4,612,093
Hologic, Inc. *	190,068	13,139,401
Humana, Inc.	97,118	38,897,701
IDEXX Laboratories, Inc. *	62,581	28,848,589
Insulet Corp. *	48,251	12,434,765
Intuitive Surgical, Inc. *	85,871	62,346,640
Laboratory Corp. of America Holdings *	71,445	14,277,569
Masimo Corp. *	37,118	9,446,160
McKesson Corp.	119,389	21,479,275
Medtronic plc	986,828	112,202,344
Molina Healthcare, Inc. *	43,387	8,856,588
Penumbra, Inc. *	24,331	5,399,049
Quest Diagnostics, Inc.	98,820	12,251,704
Quidel Corp. *	28,110	5,482,855
ResMed, Inc.	106,426	22,306,890
STERIS plc	62,617	12,135,801
Stryker Corp.	239,901	55,992,893
Teladoc Health, Inc. *	88,146	17,520,780
Teleflex, Inc.	34,266	13,115,311
The Cooper Cos., Inc.	36,161	12,121,890
UnitedHealth Group, Inc.	698,101	234,799,290
Universal Health Services, Inc., Class B	56,998	7,442,799
Varian Medical Systems, Inc. *	66,947	11,647,439
Veeva Systems, Inc., Class A *	99,278	27,487,100
West Pharmaceutical Services, Inc.	54,241	14,924,954
Zimmer Biomet Holdings, Inc.	152,301	22,711,125
		1,573,248,036

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	181,573	15,936,662
Colgate-Palmolive Co.	630,259	53,975,381
Herbalife Nutrition Ltd. *	71,080	3,405,443
Kimberly-Clark Corp.	250,073	34,837,670
Reynolds Consumer Products, Inc.	40,181	1,219,091
The Clorox Co.	92,409	18,755,331
The Estee Lauder Cos., Inc., Class A	165,682	40,645,108
The Procter & Gamble Co.	1,828,565	253,932,821
		422,707,507

Insurance 1.9%
Aflac, Inc.	484,838	21,298,933
Alleghany Corp.	10,438	6,003,938
American Financial Group, Inc.	52,766	4,717,808
American International Group, Inc.	633,796	24,363,118
Aon plc, Class A	170,185	34,869,205
Arch Capital Group Ltd. *	299,114	9,629,975
Arthur J. Gallagher & Co.	140,972	16,269,578
Assurant, Inc.	43,720	5,645,126
Athene Holding Ltd., Class A *	92,076	4,083,571
Brown & Brown, Inc.	172,081	7,748,807
Chubb Ltd.	331,443	48,997,219

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	110,361	8,426,062
CNA Financial Corp.	20,815	718,326
Erie Indemnity Co., Class A	18,437	4,159,571
Everest Re Group Ltd.	29,470	6,699,415
Fidelity National Financial, Inc.	215,371	7,751,202
Globe Life, Inc.	71,678	6,673,222
Lincoln National Corp.	134,344	6,343,724
Loews Corp.	176,217	7,385,254
Markel Corp. *	10,152	9,886,322
Marsh & McLennan Cos., Inc.	372,084	42,655,710
MetLife, Inc.	564,687	26,071,599
Old Republic International Corp.	208,165	3,730,317
Principal Financial Group, Inc.	187,815	9,351,309
Prudential Financial, Inc.	288,777	21,837,317
Reinsurance Group of America, Inc.	49,860	5,747,861
RenaissanceRe Holdings Ltd.	37,531	6,179,104
The Allstate Corp.	229,836	23,523,715
The Hartford Financial Services Group, Inc.	264,367	11,685,021
The Progressive Corp.	430,037	37,460,523
The Travelers Cos., Inc.	186,226	24,144,201
W.R. Berkley Corp.	103,660	6,751,376
Willis Towers Watson plc	94,317	19,635,856
		480,444,285

Materials 2.7%
Air Products and Chemicals, Inc.	162,410	45,497,537
Albemarle Corp.	77,975	10,602,261
Amcor plc	1,155,209	13,088,518
AptarGroup, Inc.	47,362	5,982,768
Ashland Global Holdings, Inc.	40,294	3,028,900
Avery Dennison Corp.	61,278	9,151,257
Axalta Coating Systems Ltd. *	155,048	4,435,923
Ball Corp.	240,202	23,061,794
Berry Global Group, Inc. *	97,238	5,153,614
Celanese Corp.	87,148	11,270,851
CF Industries Holdings, Inc.	157,686	5,881,688
Corteva, Inc.	549,190	21,044,961
Crown Holdings, Inc. *	98,898	9,321,136
Dow, Inc.	543,058	28,787,505
DuPont de Nemours, Inc.	538,013	34,131,545
Eastman Chemical Co.	99,731	9,713,799
Ecolab, Inc.	182,076	40,448,183
FMC Corp.	95,562	11,086,148
Freeport-McMoRan, Inc.	1,067,390	24,966,252
Huntsman Corp.	144,763	3,585,780
International Flavors & Fragrances, Inc. (a)	78,798	8,833,256
International Paper Co.	289,274	14,313,278
Linde plc	386,022	98,983,761
LyondellBasell Industries N.V., Class A	189,093	16,091,814
Martin Marietta Materials, Inc.	45,876	12,186,042
NewMarket Corp.	5,411	2,000,771
Newmont Corp.	588,856	34,636,510
Nucor Corp.	221,945	11,918,446
Packaging Corp. of America	69,771	9,070,230
PPG Industries, Inc.	173,459	25,458,577
Reliance Steel & Aluminum Co.	46,819	5,515,278
Royal Gold, Inc.	48,210	5,325,759
RPM International, Inc.	95,094	8,369,223
Sealed Air Corp.	114,867	5,175,907
Sonoco Products Co.	74,328	4,315,484
Steel Dynamics, Inc.	146,961	5,321,458
The Mosaic Co.	253,753	5,572,416
The Scotts Miracle-Gro Co.	29,600	5,202,792
The Sherwin-Williams Co.	60,159	44,976,673
Vulcan Materials Co.	97,432	13,606,379
Security	Number of Shares	Value ($)
Westlake Chemical Corp.	25,215	1,894,907
Westrock Co.	191,348	8,076,799
		667,086,180

Media & Entertainment 9.0%
Activision Blizzard, Inc.	566,906	45,057,689
Alphabet, Inc., Class A *	220,710	387,213,624
Alphabet, Inc., Class C *	215,658	379,717,667
Altice USA, Inc., Class A *	240,610	8,161,491
Cable One, Inc.	3,926	7,776,110
Charter Communications, Inc., Class A *	109,915	71,663,481
Comcast Corp., Class A	3,348,427	168,224,972
Discovery, Inc., Class A *	117,712	3,167,630
Discovery, Inc., Class C *	228,207	5,481,532
DISH Network Corp., Class A *	182,438	6,544,051
Electronic Arts, Inc. *	211,754	27,051,573
Facebook, Inc., Class A *	1,766,205	489,185,799
Fox Corp., Class A	253,013	7,296,895
Fox Corp., Class B	115,461	3,276,783
IAC/InterActiveCorp *	58,317	8,280,431
Liberty Broadband Corp., Class A *	17,195	2,695,660
Liberty Broadband Corp., Class C *	112,131	17,643,813
Liberty Media Corp. - Liberty Formula One, Class A *	19,597	741,355
Liberty Media Corp. - Liberty Formula One, Class C *	149,191	6,233,200
Liberty Media Corp. - Liberty SiriusXM, Class A *	61,235	2,506,961
Liberty Media Corp. - Liberty SiriusXM, Class C *	128,372	5,264,536
Live Nation Entertainment, Inc. *	104,124	6,835,741
Match Group, Inc. *	190,644	26,539,551
Netflix, Inc. *	323,982	158,977,967
News Corp., Class A	282,253	4,981,765
News Corp., Class B	91,344	1,626,837
Omnicom Group, Inc.	158,599	9,991,737
Pinterest, Inc., Class A *	340,413	23,835,718
Roku, Inc. *	77,746	22,823,893
Sirius XM Holdings, Inc.	901,621	5,851,520
Snap, Inc., Class A *	659,542	29,296,856
Take-Two Interactive Software, Inc. *	83,967	15,156,883
The Interpublic Group of Cos., Inc.	285,234	6,355,014
The Walt Disney Co.	1,327,300	196,453,673
Twitter, Inc. *	579,378	26,946,871
ViacomCBS, Inc., Class B	421,418	14,867,627
Zillow Group, Inc., Class A *	26,236	2,895,143
Zillow Group, Inc., Class C *	104,789	11,297,302
Zynga, Inc., Class A *	730,197	6,024,125
		2,223,943,476

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	1,296,411	135,578,662
Agilent Technologies, Inc.	226,142	26,436,000
Alexion Pharmaceuticals, Inc. *	160,457	19,593,404
Alnylam Pharmaceuticals, Inc. *	84,888	11,027,800
Amgen, Inc.	429,974	95,471,427
Avantor, Inc. *	377,787	10,306,029
Bio-Rad Laboratories, Inc., Class A *	15,690	8,449,065
Bio-Techne Corp.	28,434	8,624,317
Biogen, Inc. *	116,490	27,977,403
BioMarin Pharmaceutical, Inc. *	133,060	10,471,822
Bluebird Bio, Inc. *	47,852	2,109,795
Bristol-Myers Squibb Co.	1,656,445	103,362,168
Catalent, Inc. *	119,806	11,518,149
Charles River Laboratories International, Inc. *	36,132	8,473,677

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Elanco Animal Health, Inc. *	241,881	7,399,140
Eli Lilly and Co.	582,790	84,883,364
Exact Sciences Corp. *	110,314	13,354,613
Exelixis, Inc. *	227,794	4,364,533
Gilead Sciences, Inc.	920,388	55,839,940
Horizon Therapeutics plc *	155,451	10,948,414
Illumina, Inc. *	107,026	34,472,004
Incyte Corp. *	137,031	11,584,601
Ionis Pharmaceuticals, Inc. *	101,568	5,132,231
IQVIA Holdings, Inc. *	140,454	23,735,322
Jazz Pharmaceuticals plc *	40,947	5,761,652
Johnson & Johnson	1,934,174	279,836,294
Merck & Co., Inc.	1,858,584	149,411,568
Mettler-Toledo International, Inc. *	17,609	20,251,054
Moderna, Inc. *	220,727	33,713,842
Neurocrine Biosciences, Inc. *	68,629	6,515,637
Novavax, Inc. *	41,543	5,795,249
PerkinElmer, Inc.	82,331	10,950,023
Perrigo Co., plc	100,116	4,827,594
Pfizer, Inc.	4,082,930	156,417,048
PPD, Inc. *	79,175	2,771,125
PRA Health Sciences, Inc. *	46,892	5,261,282
Regeneron Pharmaceuticals, Inc. *	76,698	39,578,469
Royalty Pharma plc, Class A	59,300	2,526,180
Sarepta Therapeutics, Inc. *	57,729	8,131,707
Seagen, Inc. *	89,511	15,244,618
Syneos Health, Inc. *	51,189	3,370,284
Thermo Fisher Scientific, Inc.	290,681	135,160,851
Vertex Pharmaceuticals, Inc. *	191,237	43,554,227
Viatris, Inc. *	883,670	14,863,329
Waters Corp. *	45,623	10,584,992
Zoetis, Inc.	348,744	55,931,563
		1,741,572,468

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	86,044	14,087,984
American Campus Communities, Inc.	100,430	3,997,114
American Homes 4 Rent, Class A	196,648	5,647,731
American Tower Corp.	326,102	75,394,782
Americold Realty Trust	150,002	5,119,568
Apartment Investment & Management Co., Class A	137,372	4,169,240
AvalonBay Communities, Inc.	103,471	17,237,234
Boston Properties, Inc.	104,545	10,262,137
Camden Property Trust	71,536	7,069,903
CBRE Group, Inc., Class A *	246,219	15,053,830
Crown Castle International Corp.	308,095	51,627,479
CubeSmart	143,088	4,654,653
CyrusOne, Inc.	86,451	6,043,789
Digital Realty Trust, Inc.	197,163	26,567,714
Douglas Emmett, Inc.	122,826	3,803,921
Duke Realty Corp.	272,565	10,373,824
Equinix, Inc.	64,976	45,339,603
Equity LifeStyle Properties, Inc.	124,227	7,278,460
Equity Residential	251,275	14,553,848
Essex Property Trust, Inc.	47,788	11,750,113
Extra Space Storage, Inc.	95,216	10,733,700
Federal Realty Investment Trust	50,855	4,435,573
Gaming & Leisure Properties, Inc.	153,171	6,362,723
Healthcare Trust of America, Inc., Class A	160,012	4,165,112
Healthpeak Properties, Inc.	395,845	11,424,087
Host Hotels & Resorts, Inc.	520,059	7,296,428
Invitation Homes, Inc.	413,266	11,811,142
Iron Mountain, Inc.	211,193	5,807,808
Jones Lang LaSalle, Inc. *	38,063	5,035,354
Kilroy Realty Corp.	76,919	4,704,366
Kimco Realty Corp.	318,116	4,593,595
Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	62,801	4,999,588
Medical Properties Trust, Inc.	389,049	7,547,551
Mid-America Apartment Communities, Inc.	83,164	10,491,970
National Retail Properties, Inc.	127,514	4,807,278
Omega Healthcare Investors, Inc.	165,990	5,846,168
Prologis, Inc.	542,265	54,253,613
Public Storage	111,625	25,055,347
Realty Income Corp.	253,936	15,228,542
Regency Centers Corp.	116,496	5,309,888
SBA Communications Corp.	82,418	23,668,801
Simon Property Group, Inc.	238,718	19,710,945
STORE Capital Corp.	166,807	5,431,236
Sun Communities, Inc.	72,084	10,019,676
UDR, Inc.	217,251	8,357,646
Ventas, Inc.	275,201	13,184,880
VEREIT, Inc.	794,544	5,633,317
VICI Properties, Inc.	390,403	9,873,292
Vornado Realty Trust	114,446	4,453,094
Welltower, Inc.	306,814	19,323,146
Weyerhaeuser Co.	545,178	15,831,969
WP Carey, Inc.	127,485	8,823,237
		694,253,999

Retailing 7.4%
Advance Auto Parts, Inc.	50,723	7,491,787
Amazon.com, Inc. *	312,745	990,788,670
AutoZone, Inc. *	17,086	19,437,888
Best Buy Co., Inc.	169,356	18,425,933
Booking Holdings, Inc. *	30,031	60,916,382
Burlington Stores, Inc. *	48,242	10,542,807
CarMax, Inc. *	118,898	11,114,585
Carvana Co. *	40,905	10,234,840
Dollar General Corp.	182,591	39,910,741
Dollar Tree, Inc. *	174,072	19,015,625
eBay, Inc.	486,993	24,559,057
Etsy, Inc. *	87,775	14,105,442
Expedia Group, Inc.	100,061	12,456,594
Genuine Parts Co.	106,278	10,454,567
GrubHub, Inc. *	67,642	4,757,938
L Brands, Inc.	173,092	6,717,701
LKQ Corp. *	206,813	7,283,954
Lowe's Cos., Inc.	555,364	86,536,818
O'Reilly Automotive, Inc. *	54,465	24,097,495
Pool Corp.	29,497	10,209,207
Ross Stores, Inc.	260,674	28,027,668
Target Corp.	367,541	65,984,636
The Gap, Inc.	151,106	3,167,182
The Home Depot, Inc.	790,676	219,341,429
The TJX Cos., Inc.	881,038	55,954,723
Tiffany & Co.	79,628	10,469,489
Tractor Supply Co.	85,244	12,003,208
Ulta Beauty, Inc. *	41,510	11,431,854
Wayfair, Inc., Class A *	50,171	12,761,496
Williams-Sonoma, Inc.	57,090	6,249,642
		1,814,449,358

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	861,721	79,847,068
Analog Devices, Inc.	271,875	37,812,375
Applied Materials, Inc.	670,795	55,327,171
Broadcom, Inc.	295,623	118,716,284
Enphase Energy, Inc. *	92,780	12,670,965
Entegris, Inc.	99,366	9,203,279
First Solar, Inc. *	62,114	5,803,311
Intel Corp.	3,125,506	151,118,215
KLA Corp.	114,314	28,803,698

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lam Research Corp.	106,889	48,384,375
Marvell Technology Group Ltd.	489,669	22,666,778
Maxim Integrated Products, Inc.	196,843	16,345,843
Microchip Technology, Inc.	185,117	24,877,874
Micron Technology, Inc. *	815,818	52,285,776
Monolithic Power Systems, Inc.	31,048	9,934,118
NVIDIA Corp.	453,231	242,959,010
NXP Semiconductor N.V.	205,319	32,526,636
ON Semiconductor Corp. *	298,515	8,582,306
Qorvo, Inc. *	84,046	13,168,327
QUALCOMM, Inc.	828,663	121,954,334
Skyworks Solutions, Inc.	123,043	17,369,980
SolarEdge Technologies, Inc. *	36,819	10,234,946
Teradyne, Inc.	122,409	13,506,609
Texas Instruments, Inc.	672,925	108,509,156
Universal Display Corp.	31,296	7,168,036
Xilinx, Inc.	179,263	26,091,730
		1,275,868,200

Software & Services 15.3%
Accenture plc, Class A	467,577	116,468,755
Adobe, Inc. *	352,409	168,617,134
Akamai Technologies, Inc. *	119,568	12,376,484
Alteryx, Inc., Class A *	39,129	4,689,219
Anaplan, Inc. *	100,733	7,050,303
ANSYS, Inc. *	62,843	21,244,705
Aspen Technology, Inc. *	49,812	6,697,223
Autodesk, Inc. *	161,058	45,133,283
Automatic Data Processing, Inc.	316,034	54,951,992
Avalara, Inc. *	61,144	10,501,482
Bill.com Holdings, Inc. *	43,330	5,317,024
Black Knight, Inc. *	115,623	10,593,379
Booz Allen Hamilton Holding Corp.	101,636	8,820,988
Broadridge Financial Solutions, Inc.	84,902	12,470,406
Cadence Design Systems, Inc. *	204,484	23,781,489
CDK Global, Inc.	90,888	4,353,535
Ceridian HCM Holding, Inc. *	95,211	9,180,245
Citrix Systems, Inc.	90,482	11,212,529
Cognizant Technology Solutions Corp., Class A	397,511	31,057,534
Coupa Software, Inc. *	49,213	16,186,648
Crowdstrike Holdings, Inc., Class A *	111,144	17,036,152
Datadog, Inc., Class A *	129,995	12,859,105
DocuSign, Inc. *	134,975	30,758,103
DXC Technology Co.	189,860	4,159,833
Dynatrace, Inc. *	133,827	5,088,103
Elastic N.V. *	43,527	5,388,643
EPAM Systems, Inc. *	40,997	13,214,563
Euronet Worldwide, Inc. *	38,878	5,226,758
Fair Isaac Corp. *	21,337	10,087,707
Fidelity National Information Services, Inc.	454,819	67,499,688
Fiserv, Inc. *	408,432	47,043,198
Five9, Inc. *	47,623	7,391,090
FleetCor Technologies, Inc. *	61,671	16,355,766
Fortinet, Inc. *	98,683	12,160,706
Gartner, Inc. *	65,812	10,003,424
Genpact Ltd.	130,790	5,316,613
Global Payments, Inc.	219,937	42,929,503
GoDaddy, Inc., Class A *	122,334	9,730,446
Guidewire Software, Inc. *	60,761	7,442,007
HubSpot, Inc. *	31,349	12,361,851
International Business Machines Corp.	653,726	80,748,236
Intuit, Inc.	192,198	67,657,540
Jack Henry & Associates, Inc.	56,541	9,095,185
Leidos Holdings, Inc.	98,044	9,873,031
Mastercard, Inc., Class A	648,852	218,345,186
Microsoft Corp.	5,558,911	1,189,996,078
Security	Number of Shares	Value ($)
MongoDB, Inc. *	37,103	10,660,063
NortonLifeLock, Inc.	432,861	7,891,056
Nuance Communications, Inc. *	207,762	8,960,775
Okta, Inc. *	85,030	20,835,751
Oracle Corp.	1,419,729	81,946,758
Palo Alto Networks, Inc. *	71,021	20,874,492
Paychex, Inc.	235,090	21,898,633
Paycom Software, Inc. *	35,976	15,004,870
PayPal Holdings, Inc. *	861,960	184,562,875
Pegasystems, Inc.	29,090	3,807,299
Proofpoint, Inc. *	42,189	4,366,140
PTC, Inc. *	76,568	8,257,859
RingCentral, Inc., Class A *	57,554	17,096,416
salesforce.com, Inc. *	668,555	164,330,819
ServiceNow, Inc. *	141,014	75,379,034
Slack Technologies, Inc., Class A *	318,154	13,642,444
Snowflake, Inc., Class A *	20,398	6,646,484
Splunk, Inc. *	116,337	23,753,689
Square, Inc., Class A *	272,443	57,474,575
SS&C Technologies Holdings, Inc.	165,201	11,380,697
Synopsys, Inc. *	111,244	25,308,010
The Trade Desk, Inc., Class A *	30,697	27,660,146
The Western Union Co.	303,067	6,837,192
Twilio, Inc., Class A *	100,873	32,288,439
Tyler Technologies, Inc. *	29,508	12,617,621
VeriSign, Inc. *	74,430	14,939,590
Visa, Inc., Class A	1,238,417	260,501,016
VMware, Inc., Class A *	59,483	8,321,077
WEX, Inc. *	32,653	5,656,806
Workday, Inc., Class A *	127,757	28,718,496
Zendesk, Inc. *	84,601	11,294,233
Zoom Video Communications, Inc., Class A *	133,634	63,925,160
Zscaler, Inc. *	52,789	8,221,887
		3,763,533,274

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	218,519	28,584,470
Apple Inc.	11,808,925	1,405,852,521
Arista Networks, Inc. *	40,374	10,929,242
Arrow Electronics, Inc. *	56,985	5,222,675
CDW Corp.	105,047	13,707,583
Ciena Corp. *	111,375	4,989,600
Cisco Systems, Inc.	3,111,079	133,838,619
Cognex Corp.	126,050	9,471,397
Corning, Inc.	559,554	20,938,511
Dell Technologies, Inc., Class C *	171,728	11,854,384
F5 Networks, Inc. *	44,734	7,283,143
FLIR Systems, Inc.	97,414	3,725,111
Hewlett Packard Enterprise Co.	947,642	10,461,968
HP, Inc.	1,009,825	22,145,462
IPG Photonics Corp. *	26,166	5,416,624
Jabil, Inc.	99,902	3,818,254
Juniper Networks, Inc.	243,600	5,303,172
Keysight Technologies, Inc. *	137,752	16,535,750
Motorola Solutions, Inc.	124,953	21,433,188
National Instruments Corp.	96,569	3,614,578
NetApp, Inc.	162,865	8,682,333
Seagate Technology plc	164,473	9,672,657
TE Connectivity Ltd.	241,790	27,556,806
Trimble, Inc. *	184,230	11,029,850
Ubiquiti, Inc.	5,684	1,410,257
Vontier Corp. *	98,441	3,265,288
Western Digital Corp.	222,462	9,984,095
Zebra Technologies Corp., Class A *	39,114	14,801,520
		1,831,529,058

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 1.7%
AT&T, Inc.	5,235,317	150,515,364
CenturyLink, Inc.	726,789	7,594,945
GCI Liberty, Inc., Class A *	74,691	6,805,844
Liberty Global plc, Class A *	104,757	2,359,128
Liberty Global plc, Class C *	273,896	5,927,109
T-Mobile US, Inc. *	427,133	56,783,061
Verizon Communications, Inc.	3,040,674	183,687,116
		413,672,567

Transportation 2.1%
Alaska Air Group, Inc.	90,939	4,635,161
AMERCO	6,758	2,799,366
American Airlines Group, Inc.	401,451	5,672,503
C.H. Robinson Worldwide, Inc.	99,171	9,319,099
CSX Corp.	562,322	50,637,096
Delta Air Lines, Inc.	469,457	18,895,644
Expeditors International of Washington, Inc.	123,266	11,016,282
FedEx Corp.	176,851	50,681,960
J.B. Hunt Transport Services, Inc.	61,215	8,281,165
Kansas City Southern	68,903	12,827,671
Lyft, Inc., Class A *	178,171	6,800,787
Norfolk Southern Corp.	187,487	44,438,169
Old Dominion Freight Line, Inc.	70,594	14,355,996
Southwest Airlines Co.	433,910	20,107,389
Uber Technologies, Inc. *	1,017,115	50,509,931
Union Pacific Corp.	498,836	101,802,451
United Airlines Holdings, Inc. *	214,393	9,658,405
United Parcel Service, Inc., Class B	519,536	88,877,023
XPO Logistics, Inc. *	67,151	7,163,669
		518,479,767

Utilities 2.8%
Alliant Energy Corp.	184,376	9,698,178
Ameren Corp.	181,390	14,108,514
American Electric Power Co., Inc.	364,836	30,970,928
American Water Works Co., Inc.	133,574	20,487,580
Atmos Energy Corp.	89,910	8,621,470
Avangrid, Inc.	41,819	1,946,256
CenterPoint Energy, Inc.	401,437	9,309,324
CMS Energy Corp.	210,024	12,924,877
Consolidated Edison, Inc.	246,285	18,779,231
Dominion Energy, Inc.	616,998	48,428,173
DTE Energy Co.	141,396	17,789,031
Duke Energy Corp.	539,717	50,010,177
Edison International	277,214	17,009,851
Entergy Corp.	146,150	15,908,428
Essential Utilities, Inc.	163,729	7,413,649
Evergy, Inc.	165,516	9,171,242
Security	Number of Shares	Value ($)
Eversource Energy	252,173	22,067,659
Exelon Corp.	716,561	29,429,160
FirstEnergy Corp.	399,572	10,612,632
NextEra Energy, Inc.	1,439,104	105,903,663
NiSource, Inc.	280,982	6,799,764
NRG Energy, Inc.	178,594	5,848,954
OGE Energy Corp.	148,923	4,823,616
PG&E Corp. *	1,072,314	13,618,388
Pinnacle West Capital Corp.	83,329	6,820,479
PPL Corp.	564,112	16,032,063
Public Service Enterprise Group, Inc.	371,314	21,640,180
Sempra Energy	211,884	27,010,972
The AES Corp.	488,525	9,985,451
The Southern Co.	775,087	46,388,957
UGI Corp.	152,568	5,413,113
Vistra Corp.	355,225	6,635,603
WEC Energy Group, Inc.	231,864	22,015,487
Xcel Energy, Inc.	384,931	25,928,952
		679,552,002
Total Common Stock
(Cost $16,788,551,601)		24,613,436,063

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	5,514,192	5,514,192

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	10,077,950	10,077,950
Total Other Investment Companies
(Cost $15,592,142)		15,592,142

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	225	40,761,000	1,072,716
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,180,331.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$29,793,042	$10,269,732	($432,435)	($127,786)	$13,337,601	$52,840,154	1,083,234	$194,325

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$24,613,436,063	$—	$—	$24,613,436,063
Other Investment Companies[1]	15,592,142	—	—	15,592,142
Futures Contracts[2]	1,072,716	—	—	1,072,716
Total	$24,630,100,921	$—	$—	$24,630,100,921
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.7%
Tesla, Inc. *	616,113	349,705,739

Banks 0.1%
SVB Financial Group *	42,626	14,700,002

Capital Goods 2.1%
Generac Holdings, Inc. *	51,825	11,173,470
Huntington Ingalls Industries, Inc.	33,340	5,340,735
L3Harris Technologies, Inc.	178,782	34,324,356
Nordson Corp.	44,500	9,069,545
Northrop Grumman Corp.	128,042	38,701,975
Roper Technologies, Inc.	86,604	36,979,908
Teledyne Technologies, Inc. *	30,385	11,483,707
The Boeing Co.	438,394	92,374,000
TransDigm Group, Inc.	44,829	25,964,508
Trex Co., Inc. *	95,493	7,144,786
		272,556,990

Commercial & Professional Services 0.8%
Cintas Corp.	71,905	25,547,846
Copart, Inc. *	170,848	19,724,402
CoStar Group, Inc. *	32,570	29,657,265
Verisk Analytics, Inc.	134,346	26,642,155
		101,571,668

Consumer Durables & Apparel 0.5%
Lululemon Athletica, Inc. *	98,015	36,287,113
NVR, Inc. *	2,872	11,479,901
Peloton Interactive, Inc., Class A *	170,049	19,785,201
		67,552,215

Consumer Services 0.4%
Chegg, Inc. *	102,574	7,993,592
Chipotle Mexican Grill, Inc. *	23,139	29,836,121
Domino's Pizza, Inc.	32,592	12,794,641
Norwegian Cruise Line Holdings Ltd. *	260,859	5,965,845
		56,590,199

Diversified Financials 1.9%
BlackRock, Inc.	117,217	81,858,492
Credit Acceptance Corp. *	10,030	2,993,754
FactSet Research Systems, Inc.	31,509	10,516,444
MarketAxess Holdings, Inc.	31,454	16,959,368
Moody's Corp.	133,558	37,708,766
MSCI, Inc.	69,209	28,335,549
S&P Global, Inc.	199,194	70,072,465
		248,444,838

Security	Number of Shares	Value ($)
Energy 0.2%
Cheniere Energy, Inc. *	189,239	10,727,959
Diamondback Energy, Inc.	130,054	5,196,958
Parsley Energy, Inc., Class A	245,863	3,080,663
		19,005,580

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	364,836	142,931,800
US Foods Holding Corp. *	181,681	5,719,318
		148,651,118

Food, Beverage & Tobacco 0.3%
Beyond Meat, Inc. *	40,700	5,693,930
Monster Beverage Corp. *	305,538	25,903,512
Post Holdings, Inc. *	51,840	4,896,806
The Boston Beer Co., Inc., Class A *	7,524	7,003,640
		43,497,888

Health Care Equipment & Services 7.9%
ABIOMED, Inc. *	37,146	10,181,719
Align Technology, Inc. *	59,298	28,539,534
Boston Scientific Corp. *	1,183,283	39,225,832
Centene Corp. *	479,242	29,545,269
Chemed Corp.	13,120	6,274,640
Cigna Corp.	303,716	63,519,164
Danaher Corp.	521,866	117,226,760
DexCom, Inc. *	79,196	25,317,377
Edwards Lifesciences Corp. *	514,194	43,135,735
Guardant Health, Inc. *	69,848	8,459,990
Haemonetics Corp. *	41,777	4,714,535
HCA Healthcare, Inc.	218,067	32,734,037
Humana, Inc.	109,254	43,758,412
IDEXX Laboratories, Inc. *	70,331	32,421,184
Insulet Corp. *	54,142	13,952,935
Intuitive Surgical, Inc. *	96,702	70,210,487
Masimo Corp. *	41,690	10,609,688
Molina Healthcare, Inc. *	48,890	9,979,916
Penumbra, Inc. *	27,697	6,145,964
Quidel Corp. *	31,501	6,144,270
ResMed, Inc.	119,814	25,113,014
Teladoc Health, Inc. *	98,817	19,641,855
Teleflex, Inc.	38,348	14,677,697
The Cooper Cos., Inc.	40,678	13,636,079
UnitedHealth Group, Inc.	785,467	264,183,971
Veeva Systems, Inc., Class A *	111,689	30,923,334
West Pharmaceutical Services, Inc.	61,096	16,811,175
Zimmer Biomet Holdings, Inc.	171,223	25,532,774
		1,012,617,347

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	186,632	45,784,562

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.2%
Alleghany Corp.	11,794	6,783,909
Athene Holding Ltd., Class A *	103,902	4,608,054
Markel Corp. *	11,420	11,121,139
RenaissanceRe Holdings Ltd.	42,210	6,949,454
		29,462,556

Materials 1.8%
Berry Global Group, Inc. *	109,222	5,788,766
Linde plc	434,194	111,336,026
Martin Marietta Materials, Inc.	51,584	13,702,258
Newmont Corp.	664,371	39,078,302
Royal Gold, Inc.	54,086	5,974,880
The Sherwin-Williams Co.	67,775	50,670,623
		226,550,855

Media & Entertainment 14.9%
Alphabet, Inc., Class A *	248,267	435,559,625
Alphabet, Inc., Class C *	242,590	427,137,917
Altice USA, Inc., Class A *	272,584	9,246,049
Cable One, Inc.	4,470	8,853,595
Charter Communications, Inc., Class A *	123,641	80,612,696
Facebook, Inc., Class A *	1,987,185	550,390,629
Fox Corp., Class A	283,299	8,170,343
Fox Corp., Class B	129,225	3,667,405
Liberty Broadband Corp., Class A *	19,228	3,014,374
Liberty Broadband Corp., Class C *	126,562	19,914,531
Liberty Media Corp. - Liberty SiriusXM, Class A *	68,602	2,808,566
Liberty Media Corp. - Liberty SiriusXM, Class C *	143,605	5,889,241
Live Nation Entertainment, Inc. *	117,151	7,690,963
Match Group, Inc. *	215,186	29,956,043
Netflix, Inc. *	364,513	178,866,529
Pinterest, Inc., Class A *	383,545	26,855,821
Roku, Inc. *	87,633	25,726,420
Snap, Inc., Class A *	742,024	32,960,706
Take-Two Interactive Software, Inc. *	94,655	17,086,174
Twitter, Inc. *	654,023	30,418,610
Zillow Group, Inc., Class A *	29,681	3,275,298
Zillow Group, Inc., Class C *	118,401	12,764,812
		1,920,866,347

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Alexion Pharmaceuticals, Inc. *	181,269	22,134,758
Alnylam Pharmaceuticals, Inc. *	96,068	12,480,194
Avantor, Inc. *	425,365	11,603,957
Bio-Rad Laboratories, Inc., Class A *	17,642	9,500,217
Bio-Techne Corp.	31,783	9,640,102
BioMarin Pharmaceutical, Inc. *	150,263	11,825,698
Bluebird Bio, Inc. *	54,576	2,406,256
Charles River Laboratories International, Inc. *	40,987	9,612,271
Exact Sciences Corp. *	123,812	14,988,681
Exelixis, Inc. *	254,706	4,880,167
Horizon Therapeutics plc *	174,428	12,284,964
Illumina, Inc. *	120,772	38,899,453
Incyte Corp. *	153,947	13,014,679
Ionis Pharmaceuticals, Inc. *	115,123	5,817,165
IQVIA Holdings, Inc. *	158,267	26,745,540
Mettler-Toledo International, Inc. *	19,837	22,813,343
Neurocrine Biosciences, Inc. *	76,874	7,298,418
PRA Health Sciences, Inc. *	52,698	5,912,716
Regeneron Pharmaceuticals, Inc. *	86,366	44,567,447
Sarepta Therapeutics, Inc. *	64,731	9,118,009
Security	Number of Shares	Value ($)
Seagen, Inc. *	100,760	17,160,436
Syneos Health, Inc. *	57,754	3,802,523
Thermo Fisher Scientific, Inc.	327,002	152,049,390
Vertex Pharmaceuticals, Inc. *	215,517	49,083,997
Zoetis, Inc.	392,540	62,955,565
		580,595,946

Real Estate 1.4%
American Tower Corp.	366,574	84,751,909
CBRE Group, Inc., Class A *	277,616	16,973,442
CyrusOne, Inc.	96,318	6,733,591
Equinix, Inc.	73,168	51,055,899
SBA Communications Corp.	92,557	26,580,519
		186,095,360

Retailing 12.6%
Amazon.com, Inc. *	351,862	1,114,712,891
AutoZone, Inc. *	19,308	21,965,746
Booking Holdings, Inc. *	33,884	68,732,000
Carvana Co. *	45,839	11,469,376
Dollar General Corp.	205,921	45,010,212
Dollar Tree, Inc. *	196,323	21,446,325
Etsy, Inc. *	98,506	15,829,914
Expedia Group, Inc.	112,578	14,014,835
GrubHub, Inc. *	76,124	5,354,562
O'Reilly Automotive, Inc. *	61,223	27,087,504
Pool Corp.	33,251	11,508,504
The Home Depot, Inc.	889,661	246,800,858
Ulta Beauty, Inc. *	46,417	12,783,242
Wayfair, Inc., Class A *	56,634	14,405,424
		1,631,121,393

Semiconductors & Semiconductor Equipment 4.4%
Broadcom, Inc.	332,405	133,487,200
Enphase Energy, Inc. *	103,980	14,200,549
Lam Research Corp.	120,488	54,540,098
Monolithic Power Systems, Inc.	34,834	11,145,487
NVIDIA Corp.	510,005	273,393,280
NXP Semiconductor N.V.	231,048	36,602,624
ON Semiconductor Corp. *	338,695	9,737,481
Qorvo, Inc. *	94,664	14,831,955
SolarEdge Technologies, Inc. *	41,363	11,498,087
Universal Display Corp.	35,348	8,096,106
		567,532,867

Software & Services 27.7%
Adobe, Inc. *	396,510	189,718,140
Alteryx, Inc., Class A *	44,112	5,286,382
Anaplan, Inc. *	113,431	7,939,036
ANSYS, Inc. *	70,967	23,991,104
Aspen Technology, Inc. *	55,832	7,506,612
Autodesk, Inc. *	181,369	50,825,035
Avalara, Inc. *	68,894	11,832,544
Bill.com Holdings, Inc. *	48,652	5,970,087
Black Knight, Inc. *	130,171	11,926,267
Cadence Design Systems, Inc. *	230,642	26,823,665
Coupa Software, Inc. *	55,538	18,267,004
Crowdstrike Holdings, Inc., Class A *	125,211	19,192,342
Datadog, Inc., Class A *	145,665	14,409,182
DocuSign, Inc. *	151,794	34,590,817
Dynatrace, Inc. *	150,767	5,732,161
Elastic N.V. *	49,248	6,096,902
EPAM Systems, Inc. *	46,241	14,904,862
Fair Isaac Corp. *	24,054	11,372,250
Fiserv, Inc. *	459,682	52,946,173

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Five9, Inc. *	53,942	8,371,798
FleetCor Technologies, Inc. *	69,541	18,442,969
Fortinet, Inc. *	111,267	13,711,432
Gartner, Inc. *	73,546	11,178,992
Global Payments, Inc.	247,489	48,307,378
GoDaddy, Inc., Class A *	137,561	10,941,602
HubSpot, Inc. *	35,533	14,011,728
Intuit, Inc.	216,388	76,172,904
Jack Henry & Associates, Inc.	63,188	10,164,422
Mastercard, Inc., Class A	730,137	245,698,402
Microsoft Corp.	6,254,193	1,338,835,096
MongoDB, Inc. *	41,728	11,988,872
Okta, Inc. *	96,057	23,537,807
Palo Alto Networks, Inc. *	79,795	23,453,346
Paycom Software, Inc. *	40,379	16,841,273
PayPal Holdings, Inc. *	969,839	207,661,927
Pegasystems, Inc.	32,522	4,256,479
Proofpoint, Inc. *	47,487	4,914,430
PTC, Inc. *	86,155	9,291,817
RingCentral, Inc., Class A *	64,669	19,209,926
salesforce.com, Inc. *	752,164	184,881,911
ServiceNow, Inc. *	158,531	84,742,746
Slack Technologies, Inc., Class A *	356,969	15,306,831
Snowflake, Inc., Class A *	23,119	7,533,095
Splunk, Inc. *	131,422	26,833,744
Square, Inc., Class A *	307,071	64,779,698
SS&C Technologies Holdings, Inc.	185,719	12,794,182
Synopsys, Inc. *	125,561	28,565,127
The Trade Desk, Inc., Class A *	34,543	31,125,661
Twilio, Inc., Class A *	113,636	36,373,747
Tyler Technologies, Inc. *	33,200	14,196,320
Visa, Inc., Class A	1,393,631	293,150,281
VMware, Inc., Class A *(a)	66,429	9,292,753
WEX, Inc. *	36,326	6,293,116
Workday, Inc., Class A *	143,925	32,352,901
Zendesk, Inc. *	95,183	12,706,930
Zoom Video Communications, Inc., Class A *	150,482	71,984,570
Zscaler, Inc. *	59,206	9,221,334
		3,578,458,112

Technology Hardware & Equipment 12.7%
Apple Inc.	13,286,384	1,581,744,015
Arista Networks, Inc. *	45,446	12,302,232
Ciena Corp. *	126,811	5,681,133
Dell Technologies, Inc., Class C *	194,472	13,424,402
IPG Photonics Corp. *	29,422	6,090,648
Ubiquiti, Inc.	6,309	1,565,326
Zebra Technologies Corp., Class A *	44,220	16,733,733
		1,637,541,489

Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
T-Mobile US, Inc. *	481,329	63,987,877

Transportation 0.7%
AMERCO	7,431	3,078,143
Lyft, Inc., Class A *	200,016	7,634,611
Old Dominion Freight Line, Inc.	79,673	16,202,301
Uber Technologies, Inc. *	1,145,206	56,870,930
XPO Logistics, Inc. *	75,294	8,032,364
		91,818,349
Total Common Stock
(Cost $7,905,892,277)		12,894,709,297

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (b)	9,377,758	9,377,758

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.02% (b)	4,060,000	4,060,000
Total Other Investment Companies
(Cost $13,437,758)		13,437,758

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/18/20	142	16,496,140	989,293
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,916,920.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,894,709,297	$—	$—	$12,894,709,297
Other Investment Companies[1]	13,437,758	—	—	13,437,758
Futures Contracts[2]	989,293	—	—	989,293
Total	$12,909,136,348	$—	$—	$12,909,136,348
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Aptiv plc	113,606	13,485,032
Autoliv, Inc.	33,168	2,953,611
BorgWarner, Inc.	102,524	3,983,058
Ford Motor Co.	1,644,062	14,928,083
General Motors Co.	530,279	23,247,431
Gentex Corp.	103,622	3,378,077
Harley-Davidson, Inc.	64,897	2,614,700
Lear Corp.	23,064	3,296,999
		67,886,991

Banks 6.4%
Bank of America Corp.	3,211,646	90,439,951
BOK Financial Corp.	12,760	854,282
Citigroup, Inc.	876,948	48,293,526
Citizens Financial Group, Inc.	179,768	5,871,223
Comerica, Inc.	58,686	2,887,351
Commerce Bancshares, Inc.	42,290	2,789,449
Cullen/Frost Bankers, Inc.	23,274	1,952,921
East West Bancorp, Inc.	59,576	2,545,087
Fifth Third Bancorp	300,201	7,607,093
First Republic Bank	72,405	9,380,792
Huntington Bancshares, Inc.	428,364	5,174,637
JPMorgan Chase & Co.	1,283,596	151,310,297
KeyCorp	411,502	6,361,821
M&T Bank Corp.	53,880	6,276,481
New York Community Bancorp, Inc.	195,767	1,896,982
People's United Financial, Inc.	179,088	2,220,691
Regions Financial Corp.	404,129	6,171,050
Signature Bank	22,570	2,532,128
The PNC Financial Services Group, Inc.	178,635	24,664,135
Truist Financial Corp.	567,810	26,357,740
U.S. Bancorp	577,574	24,956,973
Wells Fargo & Co.	1,735,469	47,465,077
Zions Bancorp NA	69,197	2,670,312
		480,679,999

Capital Goods 9.0%
3M Co.	242,613	41,906,543
A.O. Smith Corp.	57,073	3,213,781
Acuity Brands, Inc.	16,596	1,970,277
AGCO Corp.	25,819	2,388,516
Allegion plc	38,919	4,438,323
Allison Transmission Holdings, Inc.	47,596	1,953,816
AMETEK, Inc.	96,609	11,451,065
Carlisle Cos., Inc.	23,023	3,334,421
Carrier Global Corp.	342,610	13,043,163
Caterpillar, Inc.	228,100	39,595,879
Cummins, Inc.	62,184	14,375,075
Deere & Co.	132,012	34,536,979
Donaldson Co., Inc.	52,918	2,817,354
Dover Corp.	60,637	7,399,533
Security	Number of Shares	Value ($)
Eaton Corp. plc	168,416	20,396,862
Emerson Electric Co.	251,630	19,330,217
Fastenal Co.	241,387	11,936,587
Fortive Corp.	141,883	9,950,255
Fortune Brands Home & Security, Inc.	58,095	4,850,933
General Dynamics Corp.	97,696	14,590,898
General Electric Co.	3,688,221	37,546,090
Graco, Inc.	70,304	4,762,393
HD Supply Holdings, Inc. *	68,371	3,813,734
HEICO Corp.	17,671	2,183,782
HEICO Corp., Class A	31,044	3,438,123
Honeywell International, Inc.	295,645	60,287,928
Howmet Aerospace, Inc.	165,609	3,885,187
Hubbell, Inc.	22,869	3,695,402
IDEX Corp.	31,856	6,152,986
Illinois Tool Works, Inc.	121,274	25,599,729
Ingersoll Rand, Inc. *	156,597	6,932,549
Jacobs Engineering Group, Inc.	54,776	5,907,044
Johnson Controls International plc	312,970	14,409,139
Lennox International, Inc.	14,627	4,210,089
Lincoln Electric Holdings, Inc.	25,023	2,877,645
Lockheed Martin Corp.	103,608	37,816,920
Masco Corp.	110,239	5,916,527
Nikola Corp. *(a)	57,652	1,176,677
Otis Worldwide Corp.	171,206	11,460,530
Owens Corning	45,513	3,316,532
PACCAR, Inc.	145,845	12,697,266
Parker-Hannifin Corp.	54,050	14,445,403
Pentair plc	69,903	3,622,373
Quanta Services, Inc.	57,786	3,949,095
Raytheon Technologies Corp.	642,948	46,112,231
Rockwell Automation, Inc.	48,881	12,492,028
Sensata Technologies Holding plc *	65,863	3,216,090
Snap-on, Inc.	22,932	4,032,592
Stanley Black & Decker, Inc.	67,121	12,371,072
Textron, Inc.	96,317	4,343,897
The Middleby Corp. *	23,328	3,172,375
The Toro Co.	45,419	4,119,957
Trane Technologies plc	100,881	14,752,837
United Rentals, Inc. *	30,220	6,859,336
W.W. Grainger, Inc.	18,958	7,930,131
Watsco, Inc.	13,863	3,151,892
Westinghouse Air Brake Technologies Corp.	75,019	5,498,893
Woodward, Inc.	24,394	2,727,981
Xylem, Inc.	75,796	7,274,142
		681,639,074

Commercial & Professional Services 1.0%
ADT, Inc.	63,770	495,493
Dun & Bradstreet Holdings, Inc. *	56,386	1,511,709
Equifax, Inc.	51,139	8,535,099
IAA, Inc. *	56,386	3,378,649
IHS Markit Ltd.	157,269	15,641,975
ManpowerGroup, Inc.	24,312	2,106,635
Nielsen Holdings plc	149,681	2,420,342
Republic Services, Inc.	88,488	8,558,559

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Robert Half International, Inc.	48,237	3,095,851
Rollins, Inc.	62,111	3,551,507
Stericycle, Inc. *	38,424	2,706,586
TransUnion	80,128	7,298,859
Waste Management, Inc.	163,579	19,487,166
		78,788,430

Consumer Durables & Apparel 1.9%
D.R. Horton, Inc.	139,258	10,374,721
Garmin Ltd.	62,853	7,338,716
Hanesbrands, Inc.	147,324	2,092,001
Hasbro, Inc.	53,774	5,002,595
Leggett & Platt, Inc.	56,028	2,414,807
Lennar Corp., B Shares	6,432	390,422
Lennar Corp., Class A	115,607	8,769,947
Mohawk Industries, Inc. *	25,223	3,173,810
Newell Brands, Inc.	159,368	3,388,164
NIKE, Inc., Class B	524,376	70,633,447
Polaris, Inc.	24,347	2,337,312
PulteGroup, Inc.	112,421	4,904,928
Tapestry, Inc.	115,797	3,279,371
Toll Brothers, Inc.	48,188	2,281,702
Under Armour, Inc., Class A *	78,980	1,308,699
Under Armour, Inc., Class C *	82,046	1,193,769
VF Corp.	134,481	11,215,716
Whirlpool Corp.	26,210	5,100,728
		145,200,855

Consumer Services 2.9%
Aramark	106,761	3,736,635
Bright Horizons Family Solutions, Inc. *	25,464	4,331,681
Carnival Corp.	217,385	4,343,352
Darden Restaurants, Inc.	54,806	5,917,952
DraftKings, Inc., Class A *	126,981	6,648,725
Dunkin' Brands Group, Inc.	34,429	3,661,180
Hilton Worldwide Holdings, Inc.	116,720	12,095,694
Las Vegas Sands Corp.	138,468	7,714,052
Marriott International, Inc., Class A	111,893	14,195,865
McDonald's Corp.	313,417	68,149,393
MGM Resorts International	172,724	4,879,453
Royal Caribbean Cruises Ltd.	75,219	5,928,009
Service Corp. International	74,336	3,615,703
Starbucks Corp.	492,463	48,271,223
Terminix Global Holdings, Inc. *	55,835	2,737,590
Vail Resorts, Inc.	16,886	4,657,834
Wyndham Hotels & Resorts, Inc.	39,390	2,264,925
Wynn Resorts Ltd.	40,978	4,118,289
Yum! Brands, Inc.	126,758	13,410,997
		220,678,552

Diversified Financials 7.3%
AGNC Investment Corp.	234,304	3,580,165
Ally Financial, Inc.	156,491	4,639,958
American Express Co.	274,512	32,554,378
Ameriprise Financial, Inc.	50,664	9,384,999
Annaly Capital Management, Inc.	590,201	4,721,608
Apollo Global Management, Inc.	87,791	3,829,443
Berkshire Hathaway, Inc., Class B *	834,846	191,104,598
Capital One Financial Corp.	192,620	16,495,977
Cboe Global Markets, Inc.	45,656	4,169,306
CME Group, Inc.	151,122	26,450,884
Discover Financial Services	129,097	9,833,318
Eaton Vance Corp.	48,212	3,229,240
Equitable Holdings, Inc.	170,584	4,329,422
Franklin Resources, Inc.	112,750	2,479,372
Intercontinental Exchange, Inc.	236,571	24,960,606
Security	Number of Shares	Value ($)
Invesco Ltd.	159,551	2,589,513
Jefferies Financial Group, Inc.	91,500	2,079,795
KKR & Co., Inc.	235,534	8,933,805
Morgan Stanley	601,584	37,195,939
Morningstar, Inc.	8,998	1,800,500
Nasdaq, Inc.	48,528	6,211,099
Northern Trust Corp.	87,657	8,162,620
Raymond James Financial, Inc.	51,437	4,678,195
Santander Consumer USA Holdings, Inc.	31,413	694,227
SEI Investments Co.	51,254	2,703,648
Starwood Property Trust, Inc.	120,262	2,157,500
State Street Corp.	148,400	10,459,232
Synchrony Financial	227,817	6,941,584
T. Rowe Price Group, Inc.	95,477	13,692,357
The Bank of New York Mellon Corp.	342,771	13,409,201
The Blackstone Group, Inc., Class A	282,349	16,813,883
The Carlyle Group, Inc.	48,617	1,381,209
The Charles Schwab Corp. (b)	621,967	30,339,550
The Goldman Sachs Group, Inc.	144,970	33,427,183
Voya Financial, Inc.	53,320	3,072,832
		548,507,146

Energy 3.8%
Apache Corp.	159,054	2,050,206
Baker Hughes Co.	275,252	5,152,717
Cabot Oil & Gas Corp.	168,304	2,948,686
Chevron Corp.	810,872	70,691,821
Concho Resources, Inc.	82,337	4,732,731
ConocoPhillips	452,082	17,884,364
Continental Resources, Inc.	25,904	398,404
Devon Energy Corp.	161,171	2,254,782
EOG Resources, Inc.	245,199	11,494,929
Exxon Mobil Corp.	1,780,967	67,908,272
Halliburton Co.	371,053	6,155,769
Hess Corp.	115,207	5,435,466
HollyFrontier Corp.	61,948	1,448,964
Kinder Morgan, Inc.	819,002	11,777,249
Marathon Oil Corp.	334,249	1,978,754
Marathon Petroleum Corp.	274,036	10,654,520
National Oilwell Varco, Inc.	163,735	2,007,391
Occidental Petroleum Corp.	353,524	5,571,538
ONEOK, Inc.	186,878	6,703,314
Phillips 66	183,861	11,138,299
Pioneer Natural Resources Co.	69,298	6,969,993
Schlumberger N.V.	584,391	12,149,489
Targa Resources Corp.	98,113	2,305,655
The Williams Cos., Inc.	510,818	10,716,962
Valero Energy Corp.	171,878	9,241,880
		289,772,155

Food & Staples Retailing 1.7%
Sysco Corp.	214,279	15,275,950
The Kroger Co.	327,289	10,800,537
Walgreens Boots Alliance, Inc.	302,632	11,503,042
Walmart, Inc.	584,865	89,361,524
		126,941,053

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	782,015	31,147,657
Archer-Daniels-Midland Co.	233,835	11,637,968
Brown-Forman Corp., Class A	23,613	1,740,986
Brown-Forman Corp., Class B	76,821	6,196,382
Bunge Ltd.	58,583	3,449,953
Campbell Soup Co.	84,903	4,246,848
Conagra Brands, Inc.	205,748	7,522,147
Constellation Brands, Inc., Class A	70,803	14,574,089

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
General Mills, Inc.	257,282	15,647,891
Hormel Foods Corp.	118,361	5,584,272
Ingredion, Inc.	27,922	2,154,182
Kellogg Co.	106,894	6,831,596
Keurig Dr Pepper, Inc.	242,877	7,395,605
Lamb Weston Holdings, Inc.	61,272	4,434,867
McCormick & Co., Inc. Non-Voting Shares	52,092	9,740,162
Molson Coors Beverage Co., Class B	79,563	3,659,898
Mondelez International, Inc., Class A	601,996	34,584,670
PepsiCo, Inc.	583,046	84,092,725
Philip Morris International, Inc.	655,916	49,685,637
The Coca-Cola Co.	1,628,058	84,007,793
The Hershey Co.	62,027	9,173,173
The J.M. Smucker Co.	48,148	5,642,946
The Kraft Heinz Co.	272,819	8,986,658
Tyson Foods, Inc., Class A	123,988	8,084,018
		420,222,123

Health Care Equipment & Services 5.1%
Abbott Laboratories	745,687	80,698,247
AmerisourceBergen Corp.	61,972	6,389,933
Anthem, Inc.	105,924	32,997,445
Baxter International, Inc.	213,102	16,210,669
Becton Dickinson & Co.	122,110	28,676,312
Cardinal Health, Inc.	123,358	6,734,113
Cerner Corp.	128,536	9,619,634
CVS Health Corp.	551,141	37,361,848
DaVita, Inc. *	31,548	3,465,548
DENTSPLY SIRONA, Inc.	92,143	4,689,157
Encompass Health Corp.	42,071	3,390,081
Henry Schein, Inc. *	59,880	3,850,883
Hill-Rom Holdings, Inc.	28,060	2,661,772
Hologic, Inc. *	109,044	7,538,212
Laboratory Corp. of America Holdings *	40,976	8,188,644
McKesson Corp.	68,242	12,277,418
Medtronic plc	566,151	64,371,369
Quest Diagnostics, Inc.	56,561	7,012,433
STERIS plc	35,814	6,941,111
Stryker Corp.	137,648	32,127,043
Universal Health Services, Inc., Class B	32,795	4,282,371
Varian Medical Systems, Inc. *	38,368	6,675,265
		386,159,508

Household & Personal Products 2.9%
Church & Dwight Co., Inc.	104,067	9,133,961
Colgate-Palmolive Co.	361,310	30,942,588
Herbalife Nutrition Ltd. *	41,254	1,976,479
Kimberly-Clark Corp.	143,483	19,988,617
Reynolds Consumer Products, Inc.	22,638	686,837
The Clorox Co.	53,093	10,775,755
The Procter & Gamble Co.	1,048,613	145,620,887
		219,125,124

Insurance 3.4%
Aflac, Inc.	279,048	12,258,579
American Financial Group, Inc.	30,253	2,704,921
American International Group, Inc.	362,573	13,937,306
Aon plc, Class A	97,500	19,976,775
Arch Capital Group Ltd. *	171,262	5,513,780
Arthur J. Gallagher & Co.	80,596	9,301,584
Assurant, Inc.	25,230	3,257,698
Brown & Brown, Inc.	98,494	4,435,185
Chubb Ltd.	190,195	28,116,527
Cincinnati Financial Corp.	63,105	4,818,067
CNA Financial Corp.	11,686	403,284
Erie Indemnity Co., Class A	10,535	2,376,801
Security	Number of Shares	Value ($)
Everest Re Group Ltd.	16,796	3,818,235
Fidelity National Financial, Inc.	123,135	4,431,629
Globe Life, Inc.	41,106	3,826,969
Lincoln National Corp.	76,821	3,627,488
Loews Corp.	100,677	4,219,373
Marsh & McLennan Cos., Inc.	213,505	24,476,213
MetLife, Inc.	324,602	14,986,874
Old Republic International Corp.	117,967	2,113,969
Principal Financial Group, Inc.	106,983	5,326,683
Prudential Financial, Inc.	166,172	12,565,927
Reinsurance Group of America, Inc.	28,437	3,278,217
The Allstate Corp.	131,366	13,445,310
The Hartford Financial Services Group, Inc.	151,101	6,678,664
The Progressive Corp.	246,766	21,495,786
The Travelers Cos., Inc.	106,751	13,840,267
W.R. Berkley Corp.	59,308	3,862,730
Willis Towers Watson plc	54,164	11,276,403
		260,371,244

Materials 3.5%
Air Products and Chemicals, Inc.	93,075	26,074,030
Albemarle Corp.	44,857	6,099,206
Amcor plc	660,957	7,488,643
AptarGroup, Inc.	27,160	3,430,851
Ashland Global Holdings, Inc.	23,061	1,733,495
Avery Dennison Corp.	35,168	5,251,989
Axalta Coating Systems Ltd. *	87,748	2,510,470
Ball Corp.	137,324	13,184,477
Celanese Corp.	49,906	6,454,343
CF Industries Holdings, Inc.	90,447	3,373,673
Corteva, Inc.	314,983	12,070,149
Crown Holdings, Inc. *	56,745	5,348,216
Dow, Inc.	312,219	16,550,729
DuPont de Nemours, Inc.	308,917	19,597,694
Eastman Chemical Co.	56,734	5,525,892
Ecolab, Inc.	104,630	23,243,554
FMC Corp.	54,611	6,335,422
Freeport-McMoRan, Inc.	611,463	14,302,120
Huntsman Corp.	83,777	2,075,156
International Flavors & Fragrances, Inc. (a)	44,846	5,027,237
International Paper Co.	165,704	8,199,034
LyondellBasell Industries N.V., Class A	108,259	9,212,841
NewMarket Corp.	3,066	1,133,684
Nucor Corp.	127,035	6,821,779
Packaging Corp. of America	40,022	5,202,860
PPG Industries, Inc.	99,456	14,597,157
Reliance Steel & Aluminum Co.	26,766	3,153,035
RPM International, Inc.	54,863	4,828,493
Sealed Air Corp.	65,750	2,962,695
Sonoco Products Co.	41,989	2,437,881
Steel Dynamics, Inc.	84,637	3,064,706
The Mosaic Co.	144,731	3,178,293
The Scotts Miracle-Gro Co.	17,184	3,020,432
Vulcan Materials Co.	55,787	7,790,655
Westlake Chemical Corp.	14,630	1,099,445
Westrock Co.	109,131	4,606,420
		266,986,756

Media & Entertainment 3.9%
Activision Blizzard, Inc.	324,849	25,818,998
Comcast Corp., Class A	1,919,721	96,446,783
Discovery, Inc., Class A *	67,650	1,820,461
Discovery, Inc., Class C *	130,034	3,123,417
DISH Network Corp., Class A *	104,258	3,739,734
Electronic Arts, Inc. *	121,653	15,541,171
IAC/InterActiveCorp *	33,313	4,730,113

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class A *	10,879	411,553
Liberty Media Corp. - Liberty Formula One, Class C *	85,268	3,562,497
News Corp., Class A	163,972	2,894,106
News Corp., Class B	51,644	919,780
Omnicom Group, Inc.	90,640	5,710,320
Sirius XM Holdings, Inc.	509,911	3,309,322
The Interpublic Group of Cos., Inc.	164,706	3,669,650
The Walt Disney Co.	761,022	112,638,866
ViacomCBS, Inc., Class B	241,884	8,533,668
Zynga, Inc., Class A *	422,265	3,483,686
		296,354,125

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	743,243	77,728,353
Agilent Technologies, Inc.	129,884	15,183,440
Amgen, Inc.	246,665	54,769,497
Biogen, Inc. *	66,623	16,000,846
Bristol-Myers Squibb Co.	949,273	59,234,635
Catalent, Inc. *	69,199	6,652,792
Elanco Animal Health, Inc. *	137,575	4,208,419
Eli Lilly and Co.	334,349	48,697,932
Gilead Sciences, Inc.	528,261	32,049,595
Jazz Pharmaceuticals plc *	23,192	3,263,346
Johnson & Johnson	1,108,802	160,421,473
Merck & Co., Inc.	1,065,169	85,628,936
Moderna, Inc. *	126,250	19,283,425
Novavax, Inc. *	23,909	3,335,305
PerkinElmer, Inc.	47,153	6,271,349
Perrigo Co., plc	57,759	2,785,139
Pfizer, Inc.	2,340,324	89,657,812
PPD, Inc. *	45,288	1,585,080
Royalty Pharma plc, Class A	34,050	1,450,530
Viatris, Inc. *	508,440	8,551,961
Waters Corp. *	26,060	6,046,181
		702,806,046

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	49,366	8,082,695
American Campus Communities, Inc.	58,254	2,318,509
American Homes 4 Rent, Class A	111,592	3,204,922
Americold Realty Trust	85,797	2,928,252
Apartment Investment & Management Co., Class A	78,885	2,394,160
AvalonBay Communities, Inc.	59,248	9,870,124
Boston Properties, Inc.	59,693	5,859,465
Camden Property Trust	40,831	4,035,328
Crown Castle International Corp.	176,780	29,623,025
CubeSmart	81,918	2,664,792
Digital Realty Trust, Inc.	113,238	15,258,820
Douglas Emmett, Inc.	69,680	2,157,990
Duke Realty Corp.	156,072	5,940,100
Equity LifeStyle Properties, Inc.	71,116	4,166,686
Equity Residential	144,179	8,350,848
Essex Property Trust, Inc.	27,487	6,758,504
Extra Space Storage, Inc.	54,388	6,131,159
Federal Realty Investment Trust	29,022	2,531,299
Gaming & Leisure Properties, Inc.	88,352	3,670,142
Healthcare Trust of America, Inc., Class A	91,435	2,380,053
Healthpeak Properties, Inc.	226,925	6,549,055
Host Hotels & Resorts, Inc.	295,752	4,149,401
Invitation Homes, Inc.	235,162	6,720,930
Iron Mountain, Inc.	120,858	3,323,595
Jones Lang LaSalle, Inc. *	21,882	2,894,770
Kilroy Realty Corp.	44,056	2,694,465
Kimco Realty Corp.	183,081	2,643,690
Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	36,327	2,891,992
Medical Properties Trust, Inc.	223,003	4,326,258
Mid-America Apartment Communities, Inc.	48,188	6,079,398
National Retail Properties, Inc.	73,117	2,756,511
Omega Healthcare Investors, Inc.	95,799	3,374,041
Prologis, Inc.	311,167	31,132,258
Public Storage	64,069	14,380,928
Realty Income Corp.	145,280	8,712,442
Regency Centers Corp.	66,105	3,013,066
Simon Property Group, Inc.	136,942	11,307,301
STORE Capital Corp.	96,385	3,138,296
Sun Communities, Inc.	41,418	5,757,102
UDR, Inc.	124,466	4,788,207
Ventas, Inc.	157,311	7,536,770
VEREIT, Inc.	454,638	3,223,383
VICI Properties, Inc.	224,649	5,681,373
Vornado Realty Trust	66,620	2,592,184
Welltower, Inc.	175,636	11,061,555
Weyerhaeuser Co.	314,199	9,124,339
WP Carey, Inc.	72,933	5,047,693
		303,227,876

Retailing 2.8%
Advance Auto Parts, Inc.	29,005	4,284,038
Best Buy Co., Inc.	96,911	10,543,917
Burlington Stores, Inc. *	27,753	6,065,141
CarMax, Inc. *	68,773	6,428,900
eBay, Inc.	280,105	14,125,695
Genuine Parts Co.	60,522	5,953,549
L Brands, Inc.	98,547	3,824,609
LKQ Corp. *	117,471	4,137,329
Lowe's Cos., Inc.	318,406	49,614,023
Ross Stores, Inc.	149,986	16,126,495
Target Corp.	210,925	37,867,365
The Gap, Inc.	85,531	1,792,730
The TJX Cos., Inc.	504,713	32,054,323
Tiffany & Co.	45,488	5,980,762
Tractor Supply Co.	48,957	6,893,635
Williams-Sonoma, Inc.	32,804	3,591,054
		209,283,565

Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. *	494,650	45,834,269
Analog Devices, Inc.	155,550	21,633,894
Applied Materials, Inc.	384,419	31,706,879
Entegris, Inc.	56,830	5,263,595
First Solar, Inc. *	35,513	3,317,980
Intel Corp.	1,791,310	86,609,839
KLA Corp.	65,531	16,511,846
Marvell Technology Group Ltd.	279,752	12,949,720
Maxim Integrated Products, Inc.	112,377	9,331,786
Microchip Technology, Inc.	106,438	14,304,203
Micron Technology, Inc. *	467,669	29,972,906
QUALCOMM, Inc.	475,263	69,944,456
Skyworks Solutions, Inc.	70,285	9,922,133
Teradyne, Inc.	69,972	7,720,710
Texas Instruments, Inc.	385,883	62,223,634
Xilinx, Inc.	103,022	14,994,852
		442,242,702

Software & Services 4.4%
Accenture plc, Class A	268,005	66,757,366
Akamai Technologies, Inc. *	68,579	7,098,612
Automatic Data Processing, Inc.	181,169	31,501,666
Booz Allen Hamilton Holding Corp.	57,788	5,015,421
Broadridge Financial Solutions, Inc.	48,513	7,125,589

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDK Global, Inc.	50,757	2,431,260
Ceridian HCM Holding, Inc. *	54,623	5,266,750
Citrix Systems, Inc.	52,051	6,450,160
Cognizant Technology Solutions Corp., Class A	228,338	17,840,048
DXC Technology Co.	106,140	2,325,527
Euronet Worldwide, Inc. *	22,028	2,961,444
Fidelity National Information Services, Inc.	260,785	38,703,102
Genpact Ltd.	75,036	3,050,213
Guidewire Software, Inc. *	35,056	4,293,659
International Business Machines Corp.	375,142	46,337,540
Leidos Holdings, Inc.	56,394	5,678,876
NortonLifeLock, Inc.	247,914	4,519,472
Nuance Communications, Inc. *	118,722	5,120,480
Oracle Corp.	814,497	47,012,767
Paychex, Inc.	134,774	12,554,198
The Western Union Co.	172,405	3,889,457
VeriSign, Inc. *	42,550	8,540,636
		334,474,243

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	125,683	16,440,593
Arrow Electronics, Inc. *	32,470	2,975,875
CDW Corp.	60,043	7,835,011
Cisco Systems, Inc.	1,783,420	76,722,728
Cognex Corp.	72,782	5,468,839
Corning, Inc.	320,072	11,977,094
F5 Networks, Inc. *	25,786	4,198,219
FLIR Systems, Inc.	55,342	2,116,278
Hewlett Packard Enterprise Co.	542,394	5,988,030
HP, Inc.	577,834	12,671,900
Jabil, Inc.	57,209	2,186,528
Juniper Networks, Inc.	139,097	3,028,142
Keysight Technologies, Inc. *	78,793	9,458,312
Motorola Solutions, Inc.	71,455	12,256,676
National Instruments Corp.	55,063	2,061,008
NetApp, Inc.	93,651	4,992,535
Seagate Technology plc	93,631	5,506,439
TE Connectivity Ltd.	139,042	15,846,617
Trimble, Inc. *	105,600	6,322,272
Vontier Corp. *	56,424	1,871,584
Western Digital Corp.	127,537	5,723,861
		215,648,541

Telecommunication Services 2.7%
AT&T, Inc.	3,000,726	86,270,872
CenturyLink, Inc.	415,088	4,337,670
GCI Liberty, Inc., Class A *	42,504	3,872,964
Liberty Global plc, Class A *	60,432	1,360,929
Liberty Global plc, Class C *	155,381	3,362,445
Verizon Communications, Inc.	1,742,793	105,282,125
		204,487,005

Transportation 3.3%
Alaska Air Group, Inc.	52,345	2,668,025
American Airlines Group, Inc.	230,164	3,252,217
C.H. Robinson Worldwide, Inc.	56,923	5,349,054
CSX Corp.	322,450	29,036,623
Delta Air Lines, Inc.	268,582	10,810,426
Expeditors International of Washington, Inc.	70,678	6,316,493
FedEx Corp.	101,422	29,065,517
J.B. Hunt Transport Services, Inc.	35,172	4,758,068
Kansas City Southern	39,755	7,401,188
Norfolk Southern Corp.	107,363	25,447,178
Southwest Airlines Co.	248,210	11,502,051
Union Pacific Corp.	285,960	58,358,717
Security	Number of Shares	Value ($)
United Airlines Holdings, Inc. *	122,048	5,498,262
United Parcel Service, Inc., Class B	297,845	50,952,344
		250,416,163

Utilities 5.2%
Alliant Energy Corp.	104,991	5,522,527
Ameren Corp.	103,993	8,088,576
American Electric Power Co., Inc.	208,780	17,723,334
American Water Works Co., Inc.	76,426	11,722,220
Atmos Energy Corp.	52,016	4,987,814
Avangrid, Inc.	23,479	1,092,713
CenterPoint Energy, Inc.	228,542	5,299,889
CMS Energy Corp.	120,562	7,419,386
Consolidated Edison, Inc.	141,102	10,759,028
Dominion Energy, Inc.	354,006	27,785,931
DTE Energy Co.	81,014	10,192,371
Duke Energy Corp.	309,905	28,715,797
Edison International	159,151	9,765,505
Entergy Corp.	84,285	9,174,422
Essential Utilities, Inc.	94,023	4,257,361
Evergy, Inc.	95,542	5,293,982
Eversource Energy	144,447	12,640,557
Exelon Corp.	410,360	16,853,485
FirstEnergy Corp.	228,472	6,068,216
NextEra Energy, Inc.	824,935	60,706,967
NiSource, Inc.	161,885	3,917,617
NRG Energy, Inc.	102,574	3,359,299
OGE Energy Corp.	83,957	2,719,367
PG&E Corp. *	613,995	7,797,737
Pinnacle West Capital Corp.	47,259	3,868,149
PPL Corp.	323,513	9,194,239
Public Service Enterprise Group, Inc.	212,675	12,394,699
Sempra Energy	121,811	15,528,466
The AES Corp.	280,104	5,725,326
The Southern Co.	445,031	26,635,105
UGI Corp.	87,344	3,098,965
Vistra Corp.	205,594	3,840,496
WEC Energy Group, Inc.	132,879	12,616,861
Xcel Energy, Inc.	221,207	14,900,504
		389,666,911
Total Common Stock
(Cost $6,572,274,390)		7,541,566,187

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	4,139,797	4,139,797

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	5,735,810	5,735,810
Total Other Investment Companies
(Cost $9,875,607)		9,875,607

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 12/18/20	355	23,099,850	873,815
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,225,224.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$21,879,658	$7,146,429	($5,649,065)	($984,950)	$7,947,478	$30,339,550	621,967	$110,717

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,541,566,187	$—	$—	$7,541,566,187
Other Investment Companies[1]	9,875,607	—	—	9,875,607
Futures Contracts[2]	873,815	—	—	873,815
Total	$7,552,315,609	$—	$—	$7,552,315,609
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	165,839	14,767,963
BorgWarner, Inc.	515,412	20,023,756
Gentex Corp.	518,458	16,901,731
Harley-Davidson, Inc.	323,592	13,037,522
Lear Corp.	115,069	16,449,113
Thor Industries, Inc.	116,543	11,247,565
		92,427,650

Banks 3.3%
Bank OZK	255,444	7,142,214
BOK Financial Corp.	65,265	4,369,492
Comerica, Inc.	293,467	14,438,576
Commerce Bancshares, Inc.	211,814	13,971,251
Cullen/Frost Bankers, Inc.	117,870	9,890,472
East West Bancorp, Inc.	298,742	12,762,258
Essent Group Ltd.	237,455	10,414,776
First Citizens BancShares, Inc., Class A	15,250	8,060,997
First Horizon Corp.	1,168,192	14,275,306
Huntington Bancshares, Inc.	2,144,041	25,900,015
MGIC Investment Corp.	715,328	8,555,323
New York Community Bancorp, Inc.	980,026	9,496,452
People's United Financial, Inc.	893,807	11,083,207
Pinnacle Financial Partners, Inc.	160,214	8,677,190
Popular, Inc.	177,935	8,635,186
Prosperity Bancshares, Inc.	195,688	12,295,077
Radian Group, Inc.	402,420	7,597,690
Signature Bank	113,115	12,690,372
Synovus Financial Corp.	311,163	9,823,416
TCF Financial Corp.	321,511	10,802,770
TFS Financial Corp.	99,669	1,714,307
Western Alliance Bancorp	212,976	10,919,280
Zions Bancorp NA	346,298	13,363,640
		246,879,267

Capital Goods 12.0%
A.O. Smith Corp.	285,581	16,081,066
Acuity Brands, Inc.	83,686	9,935,202
AECOM *	338,302	17,554,491
AGCO Corp.	129,675	11,996,234
Air Lease Corp.	225,912	8,261,602
Allegion plc	194,539	22,185,228
Allison Transmission Holdings, Inc.	239,115	9,815,671
Armstrong World Industries, Inc.	101,086	7,789,687
Axon Enterprise, Inc. *	133,902	16,830,142
AZEK Co., Inc. *	151,485	5,411,044
BWX Technologies, Inc.	201,240	11,446,531
Carlisle Cos., Inc.	115,130	16,674,278
Colfax Corp. *	212,638	7,671,979
Crane Co.	104,072	7,236,126
Curtiss-Wright Corp.	87,798	10,119,597
Donaldson Co., Inc.	266,143	14,169,453
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	115,941	9,991,795
Flowserve Corp.	274,910	9,368,933
Fortune Brands Home & Security, Inc.	291,401	24,331,984
Generac Holdings, Inc. *	132,470	28,560,532
Graco, Inc.	351,814	23,831,880
HD Supply Holdings, Inc. *	341,604	19,054,671
Hexcel Corp.	176,390	8,734,833
Howmet Aerospace, Inc.	827,699	19,417,819
Hubbell, Inc.	114,358	18,479,109
Huntington Ingalls Industries, Inc.	85,457	13,689,357
IDEX Corp.	159,289	30,766,670
ITT, Inc.	182,420	13,249,165
Jacobs Engineering Group, Inc.	274,587	29,611,462
Lennox International, Inc.	73,441	21,138,523
Lincoln Electric Holdings, Inc.	125,259	14,404,785
MasTec, Inc. *	118,376	6,713,103
Mercury Systems, Inc. *	118,296	8,425,041
MSC Industrial Direct Co., Inc., Class A	96,167	8,012,634
Nordson Corp.	113,844	23,202,546
nVent Electric plc	359,083	8,258,909
Oshkosh Corp.	143,816	11,577,188
Owens Corning	227,881	16,605,688
Pentair plc	349,873	18,130,419
Plug Power, Inc. *	927,718	24,482,478
Quanta Services, Inc.	291,001	19,887,008
Regal Beloit Corp.	85,683	10,199,704
Sensata Technologies Holding plc *	331,697	16,196,765
SiteOne Landscape Supply, Inc. *	93,189	12,869,401
Snap-on, Inc.	114,826	20,192,152
Sunrun, Inc. *	326,511	20,922,825
Teledyne Technologies, Inc. *	77,757	29,387,481
Textron, Inc.	480,856	21,686,606
The Middleby Corp. *	117,330	15,955,707
The Timken Co.	142,756	10,484,001
The Toro Co.	226,393	20,536,109
United Rentals, Inc. *	152,029	34,507,542
Vertiv Holdings Co. *	486,031	9,093,640
Watsco, Inc.	69,244	15,743,316
Westinghouse Air Brake Technologies Corp.	377,148	27,644,948
Woodward, Inc.	122,456	13,694,255
		902,219,315

Commercial & Professional Services 1.9%
ADT, Inc.	319,399	2,481,730
ASGN, Inc. *	110,911	8,671,022
Clean Harbors, Inc. *	107,669	7,792,005
CoreLogic, Inc.	167,709	12,997,447
Dun & Bradstreet Holdings, Inc. *	285,838	7,663,317
IAA, Inc. *	282,543	16,929,977
ManpowerGroup, Inc.	122,647	10,627,363
MSA Safety, Inc.	76,365	11,411,986
Nielsen Holdings plc	753,369	12,181,977
Robert Half International, Inc.	241,872	15,523,345
Stericycle, Inc. *	193,228	13,610,980

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tetra Tech, Inc.	113,725	13,561,706
TriNet Group, Inc. *	85,314	6,398,550
		139,851,405

Consumer Durables & Apparel 3.8%
Brunswick Corp.	167,145	12,475,703
Carter's, Inc.	92,155	8,200,874
Columbia Sportswear Co.	64,283	5,266,706
Deckers Outdoor Corp. *	59,120	15,051,361
Hanesbrands, Inc.	735,337	10,441,785
Hasbro, Inc.	268,743	25,001,161
Helen of Troy Ltd. *	53,460	10,798,385
Leggett & Platt, Inc.	279,556	12,048,864
Mattel, Inc. *	732,576	11,347,602
Mohawk Industries, Inc. *	126,156	15,874,210
Newell Brands, Inc.	796,588	16,935,461
Polaris, Inc.	121,782	11,691,072
PulteGroup, Inc.	565,480	24,671,892
PVH Corp.	149,790	11,906,807
Ralph Lauren Corp.	101,725	8,722,919
Skechers U.S.A., Inc., Class A *	286,592	9,592,234
Tapestry, Inc.	582,743	16,503,282
Toll Brothers, Inc.	242,475	11,481,191
TopBuild Corp. *	69,826	12,165,784
Under Armour, Inc., Class A *	397,053	6,579,168
Under Armour, Inc., Class C *	411,727	5,990,628
Whirlpool Corp.	131,432	25,577,982
		288,325,071

Consumer Services 4.5%
Aramark	533,503	18,672,605
Bright Horizons Family Solutions, Inc. *	127,420	21,675,416
Caesars Entertainment, Inc. *	420,720	28,659,446
Carnival Corp.	1,092,098	21,820,118
Chegg, Inc. *	262,254	20,437,454
Choice Hotels International, Inc.	60,875	6,066,194
Churchill Downs, Inc.	74,916	13,478,887
Dunkin' Brands Group, Inc.	173,638	18,464,665
Grand Canyon Education, Inc. *	99,865	8,335,732
Marriott Vacations Worldwide Corp.	86,702	11,039,766
MGM Resorts International	863,421	24,391,643
Penn National Gaming, Inc. *	303,916	21,274,120
Planet Fitness, Inc., Class A *	169,009	12,329,207
Service Corp. International	371,714	18,080,169
Terminix Global Holdings, Inc. *	278,578	13,658,679
Texas Roadhouse, Inc.	137,790	10,444,482
The Wendy's Co.	378,292	8,318,641
Vail Resorts, Inc.	84,646	23,348,753
Wingstop, Inc.	62,250	7,925,047
Wyndham Hotels & Resorts, Inc.	196,764	11,313,930
Wynn Resorts Ltd.	204,686	20,570,943
		340,305,897

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	98,351	8,568,339
AGNC Investment Corp.	1,172,175	17,910,834
Ally Financial, Inc.	788,094	23,366,987
Annaly Capital Management, Inc.	2,957,156	23,657,248
Apollo Global Management, Inc.	439,891	19,188,045
Ares Management Corp., Class A	199,644	8,993,962
Blackstone Mortgage Trust, Inc., Class A	308,878	8,024,651
Cboe Global Markets, Inc.	229,360	20,945,155
Credit Acceptance Corp. *	25,728	7,679,294
Eaton Vance Corp.	240,900	16,135,482
Equitable Holdings, Inc.	852,468	21,635,638
FactSet Research Systems, Inc.	80,149	26,750,530
Security	Number of Shares	Value ($)
Invesco Ltd.	795,010	12,903,012
Janus Henderson Group plc	318,498	9,086,748
Jefferies Financial Group, Inc.	456,131	10,367,858
Lazard Ltd., Class A	238,251	8,891,527
LPL Financial Holdings, Inc.	166,865	15,146,336
Morningstar, Inc.	45,355	9,075,536
New Residential Investment Corp.	878,346	8,133,484
OneMain Holdings, Inc.	158,988	6,198,942
Raymond James Financial, Inc.	257,388	23,409,439
Santander Consumer USA Holdings, Inc.	153,256	3,386,958
SEI Investments Co.	256,595	13,535,386
Starwood Property Trust, Inc.	600,861	10,779,446
The Carlyle Group, Inc.	242,874	6,900,050
Tradeweb Markets, Inc., Class A	191,685	11,434,010
Voya Financial, Inc.	266,385	15,351,768
		367,456,665

Energy 1.8%
Antero Midstream Corp.	603,726	4,069,113
Apache Corp.	797,243	10,276,462
Cabot Oil & Gas Corp.	841,121	14,736,440
Concho Resources, Inc.	414,702	23,837,071
Continental Resources, Inc.	131,917	2,028,883
Devon Energy Corp.	808,141	11,305,893
Diamondback Energy, Inc.	333,155	13,312,874
Equitrans Midstream Corp.	857,930	7,000,709
HollyFrontier Corp.	313,008	7,321,257
Marathon Oil Corp.	1,667,290	9,870,357
National Oilwell Varco, Inc.	819,876	10,051,680
Parsley Energy, Inc., Class A	629,634	7,889,314
Targa Resources Corp.	492,365	11,570,577
WPX Energy, Inc. *	853,601	6,077,639
		139,348,269

Food & Staples Retailing 0.7%
Albertsons Cos, Inc. Class A *(a)	99,327	1,592,212
BJ's Wholesale Club Holdings, Inc. *	291,169	11,935,017
Casey's General Stores, Inc.	77,872	14,147,785
Performance Food Group Co. *	280,201	12,155,119
US Foods Holding Corp. *	465,620	14,657,718
		54,487,851

Food, Beverage & Tobacco 2.0%
Beyond Meat, Inc. *	104,086	14,561,631
Bunge Ltd.	294,538	17,345,343
Darling Ingredients, Inc. *	341,663	16,495,490
Flowers Foods, Inc.	415,620	9,222,608
Ingredion, Inc.	141,460	10,913,639
Lamb Weston Holdings, Inc.	306,542	22,187,510
Lancaster Colony Corp.	41,271	6,988,418
Molson Coors Beverage Co., Class B	396,673	18,246,958
Pilgrim's Pride Corp. *	102,901	1,943,800
Post Holdings, Inc. *	132,882	12,552,034
Seaboard Corp.	538	1,723,069
The Boston Beer Co., Inc., Class A *	19,223	17,893,537
		150,074,037

Health Care Equipment & Services 6.2%
1Life Healthcare, Inc. *	152,363	5,008,172
ABIOMED, Inc. *	95,031	26,047,997
Amedisys, Inc. *	68,499	16,767,870
Chemed Corp.	33,588	16,063,461
DaVita, Inc. *	158,770	17,440,884
DENTSPLY SIRONA, Inc.	460,779	23,449,043
Encompass Health Corp.	209,758	16,902,300

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Envista Holdings Corp. *	336,318	9,998,734
Guardant Health, Inc. *	178,287	21,594,121
Haemonetics Corp. *	107,035	12,078,900
HealthEquity, Inc. *	161,950	11,610,195
Henry Schein, Inc. *	301,125	19,365,349
Hill-Rom Holdings, Inc.	140,581	13,335,514
ICU Medical, Inc. *	41,122	7,759,721
Insulet Corp. *	138,504	35,693,866
Integra LifeSciences Holdings Corp. *	149,532	8,183,886
iRhythm Technologies, Inc. *	60,465	14,784,297
LHC Group, Inc. *	66,660	13,086,691
Masimo Corp. *	106,648	27,140,849
Molina Healthcare, Inc. *	125,105	25,537,684
Novocure Ltd. *	176,991	22,238,919
Penumbra, Inc. *	70,831	15,717,399
Quidel Corp. *	80,533	15,707,962
Schrodinger, Inc. *	68,813	4,788,009
STERIS plc	179,455	34,780,174
Tandem Diabetes Care, Inc. *	128,603	12,073,250
Universal Health Services, Inc., Class B	163,850	21,395,533
		468,550,780

Household & Personal Products 0.2%
Coty, Inc., Class A	596,577	4,289,388
Herbalife Nutrition Ltd. *	206,890	9,912,100
Reynolds Consumer Products, Inc.	114,155	3,463,463
		17,664,951

Insurance 4.3%
Alleghany Corp.	30,184	17,361,837
American Financial Group, Inc.	151,378	13,534,707
Assurant, Inc.	125,793	16,242,392
Athene Holding Ltd., Class A *	266,665	11,826,593
Axis Capital Holdings Ltd.	169,162	8,476,708
Brown & Brown, Inc.	495,517	22,313,131
CNA Financial Corp.	56,576	1,952,438
Erie Indemnity Co., Class A	52,633	11,874,531
Everest Re Group Ltd.	84,278	19,158,918
Fidelity National Financial, Inc.	615,511	22,152,241
First American Financial Corp.	235,473	11,406,312
Globe Life, Inc.	206,615	19,235,856
Kemper Corp.	129,711	9,721,839
Lincoln National Corp.	383,236	18,096,404
Loews Corp.	502,421	21,056,464
Old Republic International Corp.	597,221	10,702,200
Primerica, Inc.	83,433	10,868,817
Reinsurance Group of America, Inc.	143,298	16,519,393
RenaissanceRe Holdings Ltd.	108,015	17,783,590
Selective Insurance Group, Inc.	126,366	7,811,946
The Hanover Insurance Group, Inc.	79,674	8,951,374
Unum Group	429,980	9,558,455
W.R. Berkley Corp.	296,508	19,311,566
		325,917,712

Materials 6.2%
Albemarle Corp.	224,360	30,506,229
AptarGroup, Inc.	136,079	17,189,499
Ashland Global Holdings, Inc.	114,963	8,641,769
Avery Dennison Corp.	176,051	26,291,456
Axalta Coating Systems Ltd. *	442,229	12,652,172
Berry Global Group, Inc. *	279,722	14,825,266
CF Industries Holdings, Inc.	451,344	16,835,131
Crown Holdings, Inc. *	284,357	26,800,647
Eagle Materials, Inc.	88,182	8,023,680
Eastman Chemical Co.	285,291	27,787,343
FMC Corp.	273,326	31,708,549
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	588,899	9,021,933
Huntsman Corp.	419,393	10,388,365
International Flavors & Fragrances, Inc. (a)	225,517	25,280,456
NewMarket Corp.	15,428	5,704,657
Packaging Corp. of America	199,999	25,999,870
Reliance Steel & Aluminum Co.	134,513	15,845,631
Royal Gold, Inc.	138,341	15,282,530
RPM International, Inc.	274,208	24,133,046
Sealed Air Corp.	328,442	14,799,597
Sonoco Products Co.	211,914	12,303,727
Steel Dynamics, Inc.	421,707	15,270,011
The Mosaic Co.	728,017	15,987,253
The Scotts Miracle-Gro Co.	85,880	15,095,128
Valvoline, Inc.	390,895	8,908,497
W.R. Grace & Co.	131,510	7,196,227
Westlake Chemical Corp.	72,753	5,467,388
Westrock Co.	547,343	23,103,348
		471,049,405

Media & Entertainment 2.8%
Altice USA, Inc., Class A *	697,635	23,663,779
Cable One, Inc.	11,418	22,615,290
Discovery, Inc., Class A *	337,384	9,079,003
Discovery, Inc., Class C *	653,100	15,687,462
DISH Network Corp., Class A *	520,281	18,662,479
IAC/InterActiveCorp *	167,758	23,819,958
Liberty Media Corp. - Liberty Formula One, Class A *	54,228	2,051,445
Liberty Media Corp. - Liberty Formula One, Class C *	429,366	17,938,912
Madison Square Garden Sports Corp. *	36,545	6,190,723
News Corp., Class A	821,709	14,503,164
News Corp., Class B	255,617	4,552,539
The Interpublic Group of Cos., Inc.	823,199	18,340,874
The New York Times Co., Class A	304,786	13,078,367
Zynga, Inc., Class A *	2,110,262	17,409,662
		207,593,657

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	136,546	20,906,558
ACADIA Pharmaceuticals, Inc. *	242,990	13,767,813
Acceleron Pharma, Inc. *	110,025	12,990,652
Adaptive Biotechnologies Corp. *	172,133	8,300,253
Alkermes plc *	335,729	6,130,411
Allogene Therapeutics, Inc. *	138,574	4,302,723
Arrowhead Pharmaceuticals, Inc. *	215,822	13,495,350
Avantor, Inc. *	1,085,998	29,626,025
Bio-Rad Laboratories, Inc., Class A *	45,126	24,300,351
Bio-Techne Corp.	81,315	24,663,653
Bluebird Bio, Inc. *	139,738	6,161,048
Bruker Corp.	216,607	10,962,480
Charles River Laboratories International, Inc. *	104,800	24,577,696
Elanco Animal Health, Inc. *	689,922	21,104,714
Emergent BioSolutions, Inc. *	95,053	7,787,692
Exelixis, Inc. *	652,385	12,499,697
FibroGen, Inc. *	175,666	7,256,762
Ionis Pharmaceuticals, Inc. *	294,773	14,894,880
Jazz Pharmaceuticals plc *	116,977	16,459,834
Mirati Therapeutics, Inc. *	92,059	21,896,233
Natera, Inc. *	161,444	14,250,662
Neurocrine Biosciences, Inc. *	196,687	18,673,464
Novavax, Inc. *	119,095	16,613,752
PerkinElmer, Inc.	235,910	31,376,030
Perrigo Co., plc	288,021	13,888,373
PRA Health Sciences, Inc. *	134,940	15,140,268
Repligen Corp. *	103,013	19,538,476

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	165,543	23,318,387
Syneos Health, Inc. *	147,602	9,718,116
Ultragenyx Pharmaceutical, Inc. *	129,003	15,292,016
United Therapeutics Corp. *	93,754	12,435,530
Viatris, Inc. *	2,545,046	42,807,674
Vir Biotechnology, Inc. *	136,744	4,359,399
		539,496,972

Real Estate 8.0%
American Campus Communities, Inc.	290,669	11,568,626
American Homes 4 Rent, Class A	562,403	16,152,214
Americold Realty Trust	429,663	14,664,398
Apartment Investment & Management Co., Class A	394,802	11,982,241
Brixmor Property Group, Inc.	626,182	9,561,799
Camden Property Trust	205,409	20,300,572
CoreSite Realty Corp.	89,813	11,261,652
Cousins Properties, Inc.	313,802	10,484,125
CubeSmart	408,906	13,301,712
CyrusOne, Inc.	246,574	17,237,988
Douglas Emmett, Inc.	348,196	10,783,630
EastGroup Properties, Inc.	83,053	11,322,616
Equity Commonwealth	256,778	6,807,185
Equity LifeStyle Properties, Inc.	357,384	20,939,129
Federal Realty Investment Trust	145,319	12,674,723
First Industrial Realty Trust, Inc.	268,687	11,252,612
Gaming & Leisure Properties, Inc.	437,507	18,174,041
Healthcare Realty Trust, Inc.	286,009	8,437,266
Healthcare Trust of America, Inc., Class A	461,459	12,011,778
Highwoods Properties, Inc.	219,520	8,407,616
Host Hotels & Resorts, Inc.	1,487,099	20,863,999
Hudson Pacific Properties, Inc.	323,979	8,423,454
Iron Mountain, Inc.	606,912	16,690,080
JBG SMITH Properties	237,180	7,290,913
Jones Lang LaSalle, Inc. *	109,304	14,459,826
Kilroy Realty Corp.	221,237	13,530,855
Kimco Realty Corp.	912,990	13,183,576
Lamar Advertising Co., Class A	182,314	14,514,018
Life Storage, Inc.	99,092	10,872,374
Medical Properties Trust, Inc.	1,115,106	21,633,056
National Retail Properties, Inc.	366,223	13,806,607
Omega Healthcare Investors, Inc.	478,779	16,862,596
PS Business Parks, Inc.	42,338	5,580,148
Rayonier, Inc.	288,399	8,124,200
Regency Centers Corp.	332,837	15,170,710
Rexford Industrial Realty, Inc.	261,345	12,523,652
SL Green Realty Corp.	154,706	8,957,477
Spirit Realty Capital, Inc.	216,483	7,975,234
STAG Industrial, Inc.	315,075	9,382,934
STORE Capital Corp.	481,284	15,670,607
The Howard Hughes Corp. *	95,203	6,924,114
UDR, Inc.	622,177	23,935,149
VEREIT, Inc.	2,274,201	16,124,085
VICI Properties, Inc.	1,125,713	28,469,282
Vornado Realty Trust	330,933	12,876,603
		601,171,472

Retailing 3.9%
Advance Auto Parts, Inc.	145,853	21,542,488
AutoNation, Inc. *	123,457	7,566,680
Burlington Stores, Inc. *	138,911	30,357,610
Chewy, Inc., Class A *	150,894	11,706,357
Five Below, Inc. *	117,789	18,422,200
Floor & Decor Holdings, Inc., Class A *	218,801	17,523,772
Foot Locker, Inc.	220,143	8,233,348
GrubHub, Inc. *	194,754	13,698,996
Kohl's Corp.	333,101	10,725,852
Security	Number of Shares	Value ($)
L Brands, Inc.	492,486	19,113,382
Lithia Motors, Inc., Class A	54,061	15,639,847
LKQ Corp. *	590,369	20,792,796
Ollie's Bargain Outlet Holdings, Inc. *	120,103	10,576,270
Overstock.com, Inc. *	89,801	6,060,669
Penske Automotive Group, Inc.	67,851	3,736,555
Pool Corp.	84,571	29,270,869
Qurate Retail, Inc., Class A	819,410	8,579,223
RH *	32,547	14,748,998
The Gap, Inc.	433,990	9,096,430
Vroom, Inc. *	71,022	2,546,849
Williams-Sonoma, Inc.	164,097	17,963,699
		297,902,890

Semiconductors & Semiconductor Equipment 3.1%
CMC Materials, Inc.	61,352	9,465,387
Cree, Inc. *	231,373	20,913,805
Enphase Energy, Inc. *	265,857	36,308,091
Entegris, Inc.	284,441	26,344,925
First Solar, Inc. *	178,856	16,710,516
Inphi Corp. *	109,541	16,993,095
MKS Instruments, Inc.	116,284	16,044,866
Monolithic Power Systems, Inc.	89,078	28,501,397
ON Semiconductor Corp. *	866,586	24,914,348
Power Integrations, Inc.	126,275	9,014,772
Silicon Laboratories, Inc. *	92,490	10,840,753
Universal Display Corp.	90,395	20,704,071
		236,756,026

Software & Services 12.1%
Alteryx, Inc., Class A *	112,923	13,532,692
Anaplan, Inc. *	290,105	20,304,449
Aspen Technology, Inc. *	142,838	19,204,569
Avalara, Inc. *	176,107	30,246,377
Bill.com Holdings, Inc. *	124,465	15,273,100
Black Knight, Inc. *	331,424	30,365,067
Blackbaud, Inc.	104,603	5,762,579
Booz Allen Hamilton Holding Corp.	290,789	25,237,577
CACI International, Inc., Class A *	52,967	12,568,539
CDK Global, Inc.	256,551	12,288,793
Ceridian HCM Holding, Inc. *	273,867	26,406,256
Cloudflare, Inc., Class A *	304,983	22,898,124
Dropbox, Inc., Class A *	619,597	12,373,352
Duck Creek Technologies, Inc. *	48,707	1,936,590
DXC Technology Co.	536,812	11,761,551
Dynatrace, Inc. *	385,540	14,658,231
Elastic N.V. *	125,992	15,597,810
Euronet Worldwide, Inc. *	110,346	14,834,916
Fair Isaac Corp. *	61,183	28,926,099
Fastly, Inc. Class A *	156,491	13,265,742
Five9, Inc. *	137,845	21,393,544
Gartner, Inc. *	188,238	28,612,176
Genpact Ltd.	374,278	15,214,401
GoDaddy, Inc., Class A *	351,944	27,993,626
Guidewire Software, Inc. *	175,422	21,485,687
HubSpot, Inc. *	90,360	35,631,659
Leidos Holdings, Inc.	281,952	28,392,566
Manhattan Associates, Inc. *	134,069	13,707,215
MAXIMUS, Inc.	129,522	9,300,975
Medallia, Inc. *	164,060	5,740,459
MongoDB, Inc. *	106,661	30,644,772
New Relic, Inc. *	109,322	6,529,803
Nuance Communications, Inc. *	595,672	25,691,333
Nutanix, Inc., Class A *	389,531	10,669,254
Paylocity Holding Corp. *	78,321	15,397,909
Pegasystems, Inc.	83,191	10,888,038
Perspecta, Inc.	288,398	6,465,883

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Proofpoint, Inc. *	121,593	12,583,660
PTC, Inc. *	220,418	23,772,081
Q2 Holdings, Inc. *	106,135	12,032,525
RealPage, Inc. *	187,141	12,910,858
Science Applications International Corp.	122,844	11,367,984
Slack Technologies, Inc., Class A *	912,654	39,134,604
Smartsheet, Inc., Class A *	236,736	13,737,790
Snowflake, Inc., Class A *	59,007	19,226,841
SolarWinds Corp. *	151,819	3,473,619
The Western Union Co.	866,918	19,557,670
Tyler Technologies, Inc. *	84,912	36,308,371
WEX, Inc. *	92,997	16,110,800
Zendesk, Inc. *	243,507	32,508,184
		913,926,700

Technology Hardware & Equipment 3.9%
Arrow Electronics, Inc. *	163,780	15,010,437
Ciena Corp. *	324,228	14,525,414
Cognex Corp.	365,011	27,426,926
Coherent, Inc. *	51,165	6,230,874
Dolby Laboratories, Inc., Class A	135,895	12,019,913
F5 Networks, Inc. *	129,030	21,007,374
FLIR Systems, Inc.	276,959	10,590,912
IPG Photonics Corp. *	75,274	15,582,471
Jabil, Inc.	286,259	10,940,819
Juniper Networks, Inc.	699,841	15,235,539
Littelfuse, Inc.	51,392	12,361,318
Lumentum Holdings, Inc. *	158,726	13,710,752
National Instruments Corp.	277,611	10,390,980
NetApp, Inc.	468,207	24,960,115
SYNNEX Corp.	86,948	13,938,634
Trimble, Inc. *	527,842	31,601,900
Ubiquiti, Inc.	16,082	3,990,105
Western Digital Corp.	638,108	28,638,287
Xerox Holdings Corp.	378,036	8,275,208
		296,437,978

Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *	213,734	19,475,442

Transportation 1.8%
Alaska Air Group, Inc.	261,079	13,307,197
AMERCO	18,970	7,857,943
American Airlines Group, Inc.	1,154,516	16,313,311
JetBlue Airways Corp. *	575,499	8,684,280
Knight-Swift Transportation Holdings, Inc.	265,998	10,983,057
Landstar System, Inc.	81,044	10,650,803
Lyft, Inc., Class A *	511,743	19,533,230
United Airlines Holdings, Inc. *	613,643	27,644,617
XPO Logistics, Inc. *	192,630	20,549,768
		135,524,206

Security	Number of Shares	Value ($)
Utilities 3.7%
Alliant Energy Corp.	526,801	27,709,733
Atmos Energy Corp.	260,121	24,943,003
Black Hills Corp.	132,557	8,063,442
Essential Utilities, Inc.	470,551	21,306,549
Hawaiian Electric Industries, Inc.	230,673	8,265,014
IDACORP, Inc.	106,597	9,655,556
MDU Resources Group, Inc.	423,570	10,563,836
National Fuel Gas Co.	192,149	7,910,774
NiSource, Inc.	807,817	19,549,171
NRG Energy, Inc.	515,004	16,866,381
OGE Energy Corp.	422,580	13,687,366
ONE Gas, Inc.	111,767	8,849,711
Pinnacle West Capital Corp.	237,316	19,424,315
Portland General Electric Co.	189,129	7,826,158
Southwest Gas Holdings, Inc.	118,129	7,589,788
The AES Corp.	1,403,386	28,685,210
UGI Corp.	439,562	15,595,660
Vistra Corp.	1,030,876	19,256,764
		275,748,431
Total Common Stock
(Cost $6,219,929,747)		7,528,592,049

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (b)	3,856,194	3,856,194

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.02% (b)	23,344,115	23,344,115
Total Other Investment Companies
(Cost $27,200,309)		27,200,309

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 12/18/20	61	13,227,240	63,860
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,725,604.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,528,592,049	$—	$—	$7,528,592,049
Other Investment Companies[1]	27,200,309	—	—	27,200,309
Futures Contracts[2]	63,860	—	—	63,860
Total	$7,555,856,218	$—	$—	$7,555,856,218
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
Adient plc *	350,298	10,960,824
American Axle & Manufacturing Holdings, Inc. *	422,258	3,361,174
Cooper Tire & Rubber Co.	187,508	7,449,693
Cooper-Standard Holding, Inc. *	62,929	2,134,552
Dana, Inc.	542,151	9,129,823
Dorman Products, Inc. *	107,710	9,949,173
Fox Factory Holding Corp. *	155,175	13,542,122
Gentherm, Inc. *	121,712	6,920,544
LCI Industries	93,836	11,802,692
Modine Manufacturing Co. *	190,660	2,082,007
Motorcar Parts of America, Inc. *	70,859	1,425,683
Patrick Industries, Inc.	82,140	5,178,106
Standard Motor Products, Inc.	74,967	3,470,222
Stoneridge, Inc. *	100,649	2,703,432
Tenneco, Inc., Class A *	188,575	2,008,324
The Goodyear Tire & Rubber Co.	874,166	9,108,810
Thor Industries, Inc.	206,503	19,929,605
Veoneer, Inc. *	349,400	6,963,542
Visteon Corp. *	104,317	12,606,709
Winnebago Industries, Inc.	125,798	6,658,488
Workhorse Group, Inc. *(a)	346,096	8,780,455
XPEL, Inc. *	61,735	2,338,522
		158,504,502

Banks 8.4%
1st Source Corp.	65,700	2,451,924
Allegiance Bancshares, Inc.	70,053	2,217,878
Altabancorp	53,898	1,476,805
Ameris Bancorp	259,215	8,815,902
Arrow Financial Corp.	57,672	1,716,319
Associated Banc-Corp.	576,627	8,833,926
Atlantic Union Bankshares Corp.	295,364	8,834,337
Axos Financial, Inc. *	193,298	6,475,483
Banc of California, Inc.	165,069	2,195,418
BancFirst Corp.	69,399	3,763,508
BancorpSouth Bank	359,599	9,115,835
Bank of Hawaii Corp.	150,159	11,243,906
Bank of Marin Bancorp	44,102	1,530,339
Bank OZK	452,950	12,664,482
BankUnited, Inc.	344,807	9,830,448
Banner Corp.	131,313	5,427,166
Berkshire Hills Bancorp, Inc.	187,866	3,081,002
Boston Private Financial Holdings, Inc.	306,462	2,194,268
Bridge Bancorp, Inc.	61,807	1,379,532
Bridgewater Bancshares, Inc. *	80,587	948,509
Brookline Bancorp, Inc.	294,215	3,345,225
Bryn Mawr Bank Corp.	74,258	2,214,374
Byline Bancorp, Inc.	87,363	1,339,275
Cadence BanCorp	472,741	6,590,010
Camden National Corp.	55,758	1,915,287
Capitol Federal Financial, Inc.	491,692	6,057,645
Security	Number of Shares	Value ($)
Carter Bankshares, Inc.	90,122	844,443
Cathay General Bancorp	279,479	7,895,282
CBTX, Inc.	68,988	1,514,287
Central Pacific Financial Corp.	104,984	1,720,688
CIT Group, Inc.	368,431	12,338,754
City Holding Co.	60,423	3,969,187
Columbia Banking System, Inc.	267,258	8,448,025
Columbia Financial, Inc. *	180,018	2,586,859
Community Bank System, Inc.	200,580	12,486,105
Community Trust Bancorp, Inc.	56,394	1,908,937
ConnectOne Bancorp, Inc.	128,906	2,285,503
CrossFirst Bankshares, Inc. *	176,986	1,610,573
Customers Bancorp, Inc. *	108,029	1,824,610
CVB Financial Corp.	475,489	9,029,536
Dime Community Bancshares, Inc.	105,957	1,531,079
Eagle Bancorp, Inc.	120,108	4,417,572
Enterprise Financial Services Corp.	97,691	3,322,471
Equity Bancshares, Inc., Class A *	53,739	1,089,558
Essent Group Ltd.	420,322	18,435,323
F.N.B. Corp.	1,211,983	10,701,810
FB Financial Corp.	114,497	3,654,744
Federal Agricultural Mortgage Corp., Class C	32,947	2,230,512
Financial Institutions, Inc.	59,772	1,196,038
First BanCorp	814,466	6,466,860
First Bancorp (North Carolina)	107,983	3,388,507
First Bancshares, Inc.	79,635	2,178,814
First Busey Corp.	184,955	3,700,950
First Citizens BancShares, Inc., Class A	27,021	14,283,030
First Commonwealth Financial Corp.	365,831	3,537,586
First Community Bankshares, Inc.	58,064	1,223,408
First Financial Bancorp	365,984	5,874,043
First Financial Bankshares, Inc.	531,245	17,754,208
First Financial Corp.	47,037	1,781,291
First Foundation, Inc.	146,417	2,600,366
First Hawaiian, Inc.	484,656	10,623,659
First Horizon Corp.	2,068,226	25,273,722
First Interstate BancSystem, Inc., Class A	131,690	5,010,804
First Merchants Corp.	202,150	6,735,638
First Mid Bancshares, Inc.	53,154	1,597,278
First Midwest Bancorp, Inc.	426,099	5,961,125
Flagstar Bancorp, Inc.	192,399	6,741,661
Flushing Financial Corp.	105,219	1,494,110
Fulton Financial Corp.	604,130	7,442,882
German American Bancorp, Inc.	91,868	2,934,264
Glacier Bancorp, Inc.	357,324	14,568,099
Great Southern Bancorp, Inc.	40,968	1,880,431
Great Western Bancorp, Inc.	205,097	3,369,744
Hancock Whitney Corp.	321,958	9,043,800
Hanmi Financial Corp.	114,308	1,114,503
Harborone Bancorp, Inc. *	217,763	2,136,255
HBT Financial, Inc.	35,201	492,110
Heartland Financial USA, Inc.	128,212	4,997,704
Heritage Commerce Corp.	223,349	1,880,599
Heritage Financial Corp.	133,834	3,114,317
Hilltop Holdings, Inc.	242,048	5,830,936

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Home BancShares, Inc.	567,004	10,495,244
HomeStreet, Inc.	84,614	2,737,263
HomeTrust Bancshares, Inc.	61,630	1,049,559
Hope Bancorp, Inc.	464,304	4,401,602
Horizon Bancorp, Inc.	142,328	2,035,290
Independent Bank Corp.	122,966	8,317,420
Independent Bank Group, Inc.	136,384	7,652,506
International Bancshares Corp.	209,183	6,779,621
Investors Bancorp, Inc.	848,866	8,217,023
Kearny Financial Corp.	297,591	2,943,175
Lakeland Bancorp, Inc.	191,465	2,301,409
Lakeland Financial Corp.	96,048	4,878,278
Live Oak Bancshares, Inc.	102,875	4,230,220
Luther Burbank Corp.	60,517	594,882
Mercantile Bank Corp.	60,529	1,502,935
Merchants Bancorp	59,919	1,596,242
Meridian Bancorp, Inc.	195,357	2,665,646
Meta Financial Group, Inc.	129,211	4,276,884
Metrocity Bankshares, Inc.	71,650	992,352
MGIC Investment Corp.	1,267,754	15,162,338
Midland States Bancorp, Inc.	76,015	1,288,454
Mr Cooper Group, Inc. *	272,250	7,258,185
National Bank Holdings Corp., Class A	113,936	3,666,460
NBT Bancorp, Inc.	163,157	4,886,552
Nicolet Bankshares, Inc. *	35,155	2,338,159
NMI Holdings, Inc., Class A *	316,113	6,926,036
Northfield Bancorp, Inc.	178,192	1,983,277
Northwest Bancshares, Inc.	480,651	5,686,101
OceanFirst Financial Corp.	225,002	3,548,282
Ocwen Financial Corp. *	29,072	686,099
OFG Bancorp	191,407	3,206,067
Old National Bancorp	616,269	9,755,538
Origin Bancorp, Inc.	81,463	2,094,414
Pacific Premier Bancorp, Inc.	353,851	10,197,986
PacWest Bancorp	437,804	10,183,321
Park National Corp.	52,991	5,357,920
Peapack-Gladstone Financial Corp.	59,834	1,316,946
PennyMac Financial Services, Inc.	153,894	8,870,450
Peoples Bancorp, Inc.	67,615	1,689,023
Peoples Financial Services Corp.	24,944	943,382
Pinnacle Financial Partners, Inc.	284,130	15,388,481
Popular, Inc.	315,232	15,298,209
Preferred Bank	50,521	1,857,657
Premier Financial Corp.	139,014	2,878,980
Prosperity Bancshares, Inc.	346,319	21,759,223
Provident Financial Services, Inc.	272,723	4,273,569
QCR Holdings, Inc.	55,338	1,929,636
Radian Group, Inc.	717,587	13,548,043
Red River Bancshares, Inc.	18,219	906,213
Renasant Corp.	209,431	6,465,135
Republic Bancorp, Inc., Class A	34,123	1,204,542
Rocket Cos., Inc., Class A *(a)	376,047	7,791,694
S&T Bancorp, Inc.	146,330	3,276,329
Sandy Spring Bancorp, Inc.	175,753	5,177,683
Seacoast Banking Corp. of Florida *	197,513	4,989,178
ServisFirst Bancshares, Inc.	175,049	6,613,351
Simmons First National Corp., Class A	406,738	7,931,391
South State Corp.	265,319	17,635,754
Southside Bancshares, Inc.	116,964	3,438,742
Sterling Bancorp	728,906	11,647,918
Sterling Bancorp, Inc.	60,570	236,829
Stock Yards Bancorp, Inc.	78,635	3,132,818
Synovus Financial Corp.	551,475	17,410,066
TCF Financial Corp.	569,500	19,135,200
Texas Capital Bancshares, Inc. *	189,100	10,570,690
TFS Financial Corp.	177,463	3,052,364
The Bancorp, Inc. *	191,073	2,254,661
The First of Long Island Corp.	83,646	1,406,089
Tompkins Financial Corp.	45,007	2,862,895
Security	Number of Shares	Value ($)
Towne Bank	241,610	5,255,017
TriCo Bancshares	100,941	3,306,827
TriState Capital Holdings, Inc. *	102,364	1,524,200
Triumph Bancorp, Inc. *	84,288	3,830,047
TrustCo Bank Corp.	359,454	2,181,886
Trustmark Corp.	236,395	5,867,324
UMB Financial Corp.	162,055	11,021,361
Umpqua Holdings Corp.	825,590	11,467,445
United Bankshares, Inc.	486,172	14,235,116
United Community Banks, Inc.	322,415	7,708,943
Univest Financial Corp.	109,017	1,996,101
Valley National Bancorp	1,513,087	13,829,615
Veritex Holdings, Inc.	187,116	4,058,546
Walker & Dunlop, Inc.	108,533	8,683,725
Washington Federal, Inc.	284,392	6,646,241
Washington Trust Bancorp, Inc.	64,336	2,529,692
Waterstone Financial, Inc.	80,118	1,407,273
Webster Financial Corp.	338,006	12,790,147
WesBanco, Inc.	250,547	7,173,161
Westamerica BanCorp	101,245	5,580,624
Western Alliance Bancorp	377,059	19,331,815
Wintrust Financial Corp.	215,846	11,761,449
WSFS Financial Corp.	188,815	7,199,516
		993,905,355

Capital Goods 10.9%
AAON, Inc.	152,130	9,908,227
AAR Corp.	123,714	3,509,766
Advanced Drainage Systems, Inc.	182,250	12,711,937
AECOM *	599,393	31,102,503
Aegion Corp. *	114,700	1,967,105
Aerojet Rocketdyne Holdings, Inc. *	273,745	10,246,275
AeroVironment, Inc. *	81,741	6,979,864
Air Lease Corp.	400,467	14,645,078
Alamo Group, Inc.	36,766	4,989,882
Albany International Corp., Class A	115,299	7,901,440
Altra Industrial Motion Corp.	227,761	12,927,714
Ameresco, Inc., Class A *	78,526	3,498,333
American Woodmark Corp. *	63,345	5,543,321
API Group Corp. *	517,720	8,024,660
Apogee Enterprises, Inc.	98,258	2,578,290
Applied Industrial Technologies, Inc.	144,429	11,327,566
Arcosa, Inc.	180,385	9,360,178
Argan, Inc.	55,405	2,548,076
Armstrong World Industries, Inc.	178,979	13,792,122
Astec Industries, Inc.	84,456	4,898,448
Astronics Corp. *	87,947	1,004,355
Atkore International Group, Inc. *	176,987	6,898,953
Axon Enterprise, Inc. *	237,262	29,821,461
AZEK Co., Inc. *	268,762	9,600,179
AZZ, Inc.	98,690	4,400,587
Babcock & Wilcox Enterprises, Inc. *	121,266	509,317
Barnes Group, Inc.	173,663	7,990,235
Beacon Roofing Supply, Inc. *	203,332	7,399,251
Bloom Energy Corp., Class A *	303,798	7,449,127
BMC Stock Holdings, Inc. *	250,253	12,247,382
Builders FirstSource, Inc. *	436,375	16,324,789
BWX Technologies, Inc.	356,068	20,253,148
CAI International, Inc.	60,835	1,925,428
Chart Industries, Inc. *	131,922	13,635,458
CIRCOR International, Inc. *	74,537	2,464,939
Colfax Corp. *	375,545	13,549,664
Columbus McKinnon Corp.	88,664	3,350,613
Comfort Systems USA, Inc.	136,987	6,902,775
Construction Partners, Inc., Class A *	126,278	3,321,111
Cornerstone Building Brands, Inc. *	158,590	1,386,077
Crane Co.	184,837	12,851,717
CSW Industrials, Inc.	51,149	5,487,776

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cubic Corp.	117,280	6,867,917
Curtiss-Wright Corp.	155,377	17,908,753
Douglas Dynamics, Inc.	85,163	3,331,577
DXP Enterprises, Inc. *	60,962	1,283,860
Dycom Industries, Inc. *	118,887	7,473,237
EMCOR Group, Inc.	205,400	17,701,372
Encore Wire Corp.	77,732	4,016,412
Energy Recovery, Inc. *	149,412	1,594,226
Enerpac Tool Group Corp.	225,077	5,039,474
EnerSys	158,508	12,967,539
EnPro Industries, Inc.	76,436	5,412,433
ESCO Technologies, Inc.	97,184	9,611,498
Evoqua Water Technologies Corp. *	346,469	9,039,376
Federal Signal Corp.	225,688	7,003,099
Flowserve Corp.	486,806	16,590,348
Fluor Corp.	465,070	8,031,759
Foundation Building Materials, Inc. *	83,761	1,611,562
Franklin Electric Co., Inc.	143,029	9,667,330
FuelCell Energy, Inc. *(a)	771,680	7,871,136
Gates Industrial Corp. plc *	162,513	2,093,167
GATX Corp.	131,253	10,468,739
Gibraltar Industries, Inc. *	121,122	7,928,646
GMS, Inc. *	159,884	4,993,177
GrafTech International Ltd.	348,536	2,753,434
Graham Corp.	37,998	599,988
Granite Construction, Inc.	176,098	4,335,533
Great Lakes Dredge & Dock Corp. *	242,100	2,733,309
Griffon Corp.	167,919	3,501,111
H&E Equipment Services, Inc.	117,816	3,166,894
Helios Technologies, Inc.	113,561	5,590,608
Herc Holdings, Inc. *	91,501	5,241,177
Hexcel Corp.	312,613	15,480,596
Hillenbrand, Inc.	278,770	10,445,512
Hyster-Yale Materials Handling, Inc.	36,133	1,988,760
IES Holdings, Inc. *	78,461	2,893,642
Insteel Industries, Inc.	70,777	1,637,072
ITT, Inc.	322,675	23,435,885
JELD-WEN Holding, Inc. *	251,154	6,075,415
John Bean Technologies Corp.	118,733	13,127,120
Kadant, Inc.	42,812	5,476,083
Kaman Corp.	104,053	5,440,931
Kennametal, Inc.	309,562	10,831,574
Kratos Defense & Security Solutions, Inc. *	459,287	9,723,106
L.B. Foster Co., Class A *	35,001	509,615
Lindsay Corp.	40,501	4,690,826
Lydall, Inc. *	62,854	1,722,200
Masonite International Corp. *	91,704	9,174,985
MasTec, Inc. *	210,097	11,914,601
Maxar Technologies, Inc.	227,500	6,326,775
Mercury Systems, Inc. *	209,398	14,913,326
Meritor, Inc. *	269,499	7,114,774
Moog, Inc., Class A	112,049	8,668,111
MRC Global, Inc. *	214,143	1,237,747
MSC Industrial Direct Co., Inc., Class A	169,778	14,145,903
Mueller Industries, Inc.	213,334	6,988,822
Mueller Water Products, Inc., Class A	592,516	7,033,165
MYR Group, Inc. *	62,263	3,183,507
National Presto Industries, Inc.	19,324	1,643,506
Navistar International Corp. *	185,537	8,211,868
NN, Inc. *	159,342	998,278
NOW, Inc. *	407,752	2,275,256
NV5 Global, Inc. *	40,391	2,952,582
nVent Electric plc	635,868	14,624,964
Omega Flex, Inc.	10,866	1,539,930
Oshkosh Corp.	254,439	20,482,339
PAE, Inc. *	229,866	2,209,012
Park Aerospace Corp.	69,902	889,852
Park-Ohio Holdings Corp.	30,958	869,610
Security	Number of Shares	Value ($)
Parsons Corp. *	86,357	2,823,874
PGT Innovations, Inc. *	220,857	4,112,357
Plug Power, Inc. *	1,643,845	43,381,070
Powell Industries, Inc.	32,646	843,246
Preformed Line Products Co.	9,511	576,842
Primoris Services Corp.	167,554	4,063,184
Proto Labs, Inc. *	99,881	13,799,559
Quanex Building Products Corp.	122,301	2,519,401
Raven Industries, Inc.	133,601	3,369,417
RBC Bearings, Inc. *	93,798	15,836,854
Regal Beloit Corp.	151,582	18,044,321
Resideo Technologies, Inc. *	525,377	9,714,221
REV Group, Inc.	99,220	916,793
Rexnord Corp.	450,977	16,916,147
Rush Enterprises, Inc., Class A	157,672	6,043,568
Rush Enterprises, Inc., Class B	27,643	939,586
Shyft Group, Inc.	120,632	3,127,988
Simpson Manufacturing Co., Inc.	162,504	14,934,118
SiteOne Landscape Supply, Inc. *	165,039	22,791,886
Spirit AeroSystems Holdings, Inc., Class A	395,538	13,448,292
SPX Corp. *	167,555	8,583,843
SPX FLOW, Inc. *	158,574	8,496,395
Standex International Corp.	46,138	3,481,573
Sunrun, Inc. *	578,572	37,074,894
Systemax, Inc.	58,758	1,807,984
Tennant Co.	69,087	4,639,883
Terex Corp.	258,293	8,007,083
The Gorman-Rupp Co.	69,957	2,301,585
The Greenbrier Cos., Inc.	122,291	4,080,851
The Manitowoc Co., Inc. *	128,606	1,428,813
The Timken Co.	252,555	18,547,639
Thermon Group Holdings, Inc. *	123,636	1,748,213
Titan International, Inc.	186,186	934,654
Titan Machinery, Inc. *	69,851	1,276,178
TPI Composites, Inc. *	117,462	4,725,496
TriMas Corp. *	170,236	4,550,408
Trinity Industries, Inc.	333,850	7,628,472
Triton International Ltd.	254,959	11,539,444
Triumph Group, Inc.	194,097	2,556,257
Tutor Perini Corp. *	151,374	2,046,576
UFP Industries, Inc.	229,018	12,286,816
Univar Solutions, Inc. *	632,676	11,324,900
Valmont Industries, Inc.	80,059	13,048,016
Veritiv Corp. *	46,208	858,545
Vertiv Holdings Co. *	859,824	16,087,307
Vicor Corp. *	78,578	6,440,253
Virgin Galactic Holdings, Inc. *(a)	482,353	12,835,413
Wabash National Corp.	197,197	3,486,443
Watts Water Technologies, Inc., Class A	102,341	11,989,248
Welbilt, Inc. *	479,988	4,535,887
WESCO International, Inc. *	164,799	10,748,191
WillScot Mobile Mini Holdings Corp. *	639,665	13,759,194
		1,285,600,246

Commercial & Professional Services 2.9%
ABM Industries, Inc.	249,875	9,620,188
Acacia Research Corp. *	183,774	678,126
ACCO Brands Corp.	352,153	2,697,492
ASGN, Inc. *	196,285	15,345,561
Barrett Business Services, Inc.	28,423	1,896,098
Brady Corp., Class A	181,751	8,029,759
BrightView Holdings, Inc. *	113,421	1,547,062
Casella Waste Systems, Inc., Class A *	168,021	10,111,504
CBIZ, Inc. *	203,879	4,937,949
Cimpress plc *	72,359	6,485,537
Clean Harbors, Inc. *	191,709	13,873,980
CoreLogic, Inc.	296,927	23,011,843

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Covanta Holding Corp.	441,456	5,474,054
Deluxe Corp.	156,016	4,015,852
Ennis, Inc.	97,185	1,590,919
Exponent, Inc.	192,901	16,012,712
Forrester Research, Inc. *	40,853	1,691,314
Franklin Covey Co. *	35,694	784,197
FTI Consulting, Inc. *	136,788	14,365,476
GP Strategies Corp. *	46,417	533,796
Harsco Corp. *	294,875	4,998,131
Healthcare Services Group, Inc.	277,386	6,565,727
Heidrick & Struggles International, Inc.	72,106	1,881,967
Heritage-Crystal Clean, Inc. *	54,649	1,053,086
Herman Miller, Inc.	220,563	7,860,865
HNI Corp.	159,065	5,799,510
Huron Consulting Group, Inc. *	85,635	3,773,935
ICF International, Inc.	63,242	4,580,618
Insperity, Inc.	135,138	11,554,299
Interface, Inc.	218,285	1,821,588
KAR Auction Services, Inc.	484,781	8,750,297
Kelly Services, Inc., Class A	125,193	2,561,449
Kforce, Inc.	72,014	2,956,175
Kimball International, Inc., Class B	136,598	1,493,016
Knoll, Inc.	172,022	2,349,821
Korn Ferry	210,998	8,448,360
Matthews International Corp., Class A	116,527	3,114,767
McGrath RentCorp	89,760	5,712,326
Mistras Group, Inc. *	62,432	325,895
MSA Safety, Inc.	135,200	20,204,288
NL Industries, Inc.	34,689	162,345
PICO Holdings, Inc. *	70,075	611,054
Pitney Bowes, Inc.	647,246	3,689,302
Quad/Graphics, Inc.	118,262	366,612
Resources Connection, Inc.	112,704	1,364,845
SP Plus Corp. *	86,068	2,447,774
Steelcase, Inc., Class A	329,269	4,000,618
Team, Inc. *	114,133	994,098
Tetra Tech, Inc.	201,493	24,028,040
The Brink's Co.	189,333	12,704,244
TriNet Group, Inc. *	150,755	11,306,625
TrueBlue, Inc. *	134,431	2,567,632
UniFirst Corp.	56,912	10,521,891
Upwork, Inc. *	328,943	10,763,015
US Ecology, Inc.	117,898	3,995,563
Viad Corp.	76,039	2,278,889
VSE Corp.	32,914	1,125,659
		341,437,745

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	127,826	4,819,040
American Outdoor Brands, Inc. *	51,234	711,384
Beazer Homes USA, Inc. *	109,919	1,627,900
Brunswick Corp.	295,979	22,091,873
Callaway Golf Co.	352,212	7,484,505
Capri Holdings Ltd. *	562,303	19,894,280
Carter's, Inc.	163,110	14,515,159
Casper Sleep, Inc. *	89,819	564,962
Cavco Industries, Inc. *	31,796	5,723,598
Century Communities, Inc. *	108,366	4,822,287
Columbia Sportswear Co.	113,647	9,311,099
Crocs, Inc. *	252,478	14,868,429
Deckers Outdoor Corp. *	104,704	26,656,591
Ethan Allen Interiors, Inc.	81,265	1,484,712
Fossil Group, Inc. *	173,999	1,844,389
G-III Apparel Group Ltd. *	161,212	3,283,888
GoPro, Inc., Class A *	480,690	3,360,023
Green Brick Partners, Inc. *	179,414	3,905,843
Helen of Troy Ltd. *	94,670	19,122,393
Installed Building Products, Inc. *	84,949	8,394,660
Security	Number of Shares	Value ($)
iRobot Corp. *	104,158	8,169,112
Johnson Outdoors, Inc., Class A	26,772	2,238,139
KB Home	329,519	11,599,069
Kontoor Brands, Inc. *	174,552	7,273,582
La-Z-Boy, Inc.	171,453	6,350,619
Legacy Housing Corp. *	30,633	456,432
Levi Strauss & Co., Class A	243,094	4,470,499
LGI Homes, Inc. *	82,415	8,904,941
M.D.C Holdings, Inc.	187,952	9,072,443
M/I Homes, Inc. *	106,415	4,836,562
Malibu Boats, Inc., Class A *	76,802	4,376,946
Marine Products Corp.	111,383	1,717,526
Mattel, Inc. *	1,296,909	20,089,120
Meritage Homes Corp. *	140,756	12,689,153
Movado Group, Inc.	61,798	1,046,240
Oxford Industries, Inc.	62,298	3,475,605
Purple Innovation, Inc. *	90,636	2,702,766
PVH Corp.	265,243	21,084,166
Ralph Lauren Corp.	180,012	15,436,029
Skechers U.S.A., Inc., Class A *	509,631	17,057,350
Skyline Champion Corp. *	194,319	5,971,423
Smith & Wesson Brands, Inc.	207,010	3,262,478
Sonos, Inc. *	327,122	7,275,193
Steven Madden Ltd.	290,162	9,131,398
Sturm Ruger & Co., Inc.	65,180	3,991,623
Taylor Morrison Home Corp., Class A *	485,758	12,279,962
Tempur Sealy International, Inc. *	717,052	18,062,540
TopBuild Corp. *	123,739	21,559,046
TRI Pointe Group, Inc. *	489,041	8,548,437
Tupperware Brands Corp. *	183,134	6,162,459
Unifi, Inc. *	55,714	843,510
Universal Electronics, Inc. *	51,940	2,735,160
Vera Bradley, Inc. *	82,179	696,878
Vista Outdoor, Inc. *	217,344	4,483,807
Wolverine World Wide, Inc.	305,731	8,823,397
YETI Holdings, Inc. *	279,808	17,675,471
		469,036,096

Consumer Services 4.1%
Accel Entertainment, Inc. *	162,662	1,698,191
Adtalem Global Education, Inc. *	193,742	5,546,833
American Public Education, Inc. *	55,149	1,711,825
Bally's Corp. *	66,978	2,975,832
Biglari Holdings, Inc., Class A *	236	138,526
Biglari Holdings, Inc., Class B *	2,966	332,192
BJ's Restaurants, Inc.	83,006	2,741,688
Bloomin' Brands, Inc.	297,553	5,207,177
Bluegreen Vacations Corp.	18,890	120,140
Bluegreen Vacations Holding Corp. *	46,006	584,736
Boyd Gaming Corp.	299,163	11,514,784
Brinker International, Inc.	168,295	8,433,262
Caesars Entertainment, Inc. *	745,442	50,779,509
Carriage Services, Inc.	60,836	1,655,348
Carrols Restaurant Group, Inc. *	131,650	895,220
Choice Hotels International, Inc.	107,455	10,707,891
Churchill Downs, Inc.	132,682	23,872,145
Chuy's Holdings, Inc. *	73,379	1,739,082
Cracker Barrel Old Country Store, Inc.	88,795	12,394,006
Dave & Buster's Entertainment, Inc.	176,858	4,478,045
Denny's Corp. *	237,458	2,733,142
Dine Brands Global, Inc.	61,192	3,853,260
El Pollo Loco Holdings, Inc. *	69,631	1,091,118
Everi Holdings, Inc. *	318,514	3,388,989
Extended Stay America, Inc.	598,376	8,203,735
Fiesta Restaurant Group, Inc. *	64,792	761,306
Franchise Group, Inc.	99,939	2,677,366
frontdoor, Inc. *	319,676	15,133,462
Golden Entertainment, Inc. *	70,236	1,169,429

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Graham Holdings Co., Class B	15,471	6,915,846
Grand Canyon Education, Inc. *	176,974	14,772,020
H&R Block, Inc.	722,792	13,588,490
Hilton Grand Vacations, Inc. *	318,993	8,848,866
Houghton Mifflin Harcourt Co. *	469,064	1,411,883
Hyatt Hotels Corp., Class A	132,674	9,548,548
Jack in the Box, Inc.	84,709	7,792,381
K12, Inc. *	153,862	3,589,600
Laureate Education, Inc., Class A *	396,233	5,626,509
Lindblad Expeditions Holdings, Inc. *	113,283	1,451,155
Marriott Vacations Worldwide Corp.	153,523	19,548,084
Monarch Casino & Resort, Inc. *	47,135	2,602,795
Noodles & Co. *	109,149	867,734
OneSpaWorld Holdings Ltd.	189,565	1,675,755
Papa John's International, Inc.	122,481	9,842,573
Penn National Gaming, Inc. *	538,468	37,692,760
Perdoceo Education Corp. *	257,684	2,922,137
Planet Fitness, Inc., Class A *	299,084	21,818,178
Playa Hotels & Resorts N.V. *	217,642	1,107,798
PlayAGS, Inc. *	132,798	653,366
Red Rock Resorts, Inc., Class A	245,008	5,327,699
Regis Corp. *	90,309	766,723
Ruth's Hospitality Group, Inc.	118,739	1,848,766
Scientific Games Corp., Class A *	208,980	7,790,774
SeaWorld Entertainment, Inc. *	190,228	5,307,361
Shake Shack, Inc., Class A *	132,682	10,834,812
Six Flags Entertainment Corp.	282,515	8,681,686
Strategic Education, Inc.	91,503	8,591,217
Target Hospitality Corp. *	97,296	153,728
Texas Roadhouse, Inc.	243,942	18,490,804
The Cheesecake Factory, Inc.	155,891	5,842,795
The Wendy's Co.	669,143	14,714,455
Vivint Smart Home, Inc. *	152,347	3,356,204
Wingstop, Inc.	110,822	14,108,749
WW International, Inc. *	174,919	5,161,860
Wyndham Destinations, Inc.	319,255	13,427,865
		483,220,215

Diversified Financials 4.3%
Affiliated Managers Group, Inc.	174,327	15,187,368
Alerus Financial Corp.	53,578	1,287,479
Anworth Mortgage Asset Corp.	369,944	795,380
Apollo Commercial Real Estate Finance, Inc.	506,407	5,459,067
Arbor Realty Trust, Inc.	390,449	5,200,781
Ares Management Corp., Class A	353,113	15,907,741
ARMOUR Residential REIT, Inc.	241,224	2,552,150
Artisan Partners Asset Management, Inc., Class A	217,566	9,790,470
Assetmark Financial Holdings, Inc. *	64,796	1,540,849
B. Riley Financial, Inc.	61,654	2,228,176
BGC Partners, Inc., Class A	1,174,085	4,860,712
Blackstone Mortgage Trust, Inc., Class A	547,091	14,213,424
Blucora, Inc. *	179,099	2,335,451
Brightsphere Investment Group, Inc.	224,916	3,981,013
Broadmark Realty Capital, Inc.	463,305	4,702,546
Cannae Holdings, Inc. *	322,497	12,712,832
Capstead Mortgage Corp.	359,762	2,025,460
Chimera Investment Corp.	866,378	8,889,038
Cohen & Steers, Inc.	87,225	6,172,913
Colony Credit Real Estate, Inc.	297,216	2,157,788
Cowen, Inc., Class A	103,184	2,472,289
Curo Group Holdings Corp.	62,455	539,611
Diamond Hill Investment Group, Inc.	10,861	1,486,002
Donnelley Financial Solutions, Inc. *	112,233	1,828,276
Dynex Capital, Inc.	86,235	1,518,598
Ellington Financial, Inc.	166,010	2,390,544
Encore Capital Group, Inc. *	116,786	3,987,074
Security	Number of Shares	Value ($)
Enova International, Inc. *	131,758	2,755,060
Evercore, Inc., Class A	151,490	13,774,986
EZCORP, Inc., Class A *	194,188	988,417
Federated Hermes, Inc.	356,220	9,560,945
FirstCash, Inc.	154,700	9,937,928
Focus Financial Partners, Inc., Class A *	116,784	4,625,814
Granite Point Mortgage Trust, Inc.	205,749	1,905,236
Green Dot Corp., Class A *	199,136	10,665,724
Greenhill & Co., Inc.	52,988	689,904
Hamilton Lane, Inc., Class A	116,064	8,110,552
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	277,316	15,158,093
Houlihan Lokey, Inc.	189,248	12,259,485
Interactive Brokers Group, Inc., Class A	295,383	15,584,407
Invesco Mortgage Capital, Inc. (a)	676,009	2,244,350
Janus Henderson Group plc	564,167	16,095,684
KKR Real Estate Finance Trust, Inc.	101,348	1,847,574
Ladder Capital Corp., Class A	427,596	3,899,675
Lazard Ltd., Class A	421,302	15,722,991
LendingClub Corp. *	266,606	2,127,516
LendingTree, Inc. *	40,767	10,419,230
LPL Financial Holdings, Inc.	295,397	26,813,186
MFA Financial, Inc.	1,693,633	6,266,442
Moelis & Co., Class A	206,790	8,114,440
Navient Corp.	726,402	6,806,387
Nelnet, Inc., Class A	77,925	5,291,107
New Residential Investment Corp.	1,557,163	14,419,329
New York Mortgage Trust, Inc.	1,405,466	4,940,213
OneMain Holdings, Inc.	281,109	10,960,440
Open Lending Corp., Class A *	237,730	6,684,968
Oportun Financial Corp. *	64,177	1,085,233
PennyMac Mortgage Investment Trust	370,080	6,328,368
Piper Sandler Cos.	51,299	4,728,229
PJT Partners, Inc., Class A	89,584	6,206,379
PRA Group, Inc. *	170,127	7,082,387
Ready Capital Corp.	153,390	1,984,867
Redwood Trust, Inc.	432,338	3,739,724
Safeguard Scientifics, Inc.	74,784	479,365
SLM Corp.	1,404,292	14,899,538
Stifel Financial Corp.	256,163	17,752,096
StoneX Group, Inc. *	60,908	3,753,151
TPG RE Finance Trust, Inc.	223,147	2,314,034
Tradeweb Markets, Inc., Class A	338,953	20,218,546
Two Harbors Investment Corp.	1,021,913	6,376,737
Virtu Financial, Inc., Class A	302,824	6,901,359
Virtus Investment Partners, Inc.	26,835	4,800,245
Waddell & Reed Financial, Inc., Class A	243,718	4,011,598
Western Asset Mortgage Capital Corp.	239,177	734,273
WisdomTree Investments, Inc.	419,042	1,793,500
World Acceptance Corp. *	16,824	1,899,598
		501,982,342

Energy 2.1%
Antero Midstream Corp.	1,068,637	7,202,613
Antero Resources Corp. *	921,015	3,610,379
Arch Resources, Inc. *	56,423	1,886,785
Archrock, Inc.	478,782	3,720,136
Berry Corp.	250,176	960,676
Bonanza Creek Energy, Inc. *	69,118	1,525,434
Brigham Minerals, Inc., Class A	124,543	1,297,738
Bristow Group, Inc. *	87,983	1,957,622
Cactus, Inc., Class A	176,909	4,104,289
Callon Petroleum Co. *(a)	148,159	1,408,992
Centennial Resource Development, Inc., Class A *	684,455	807,657
ChampionX Corp. *	692,663	8,228,836
Cimarex Energy Co.	382,434	13,748,502
Clean Energy Fuels Corp. *	429,617	1,954,757

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNX Resources Corp. *	837,444	7,880,348
Comstock Resources, Inc. *	208,054	1,013,223
CONSOL Energy, Inc. *	96,283	509,337
Core Laboratories N.V.	165,755	3,641,637
CVR Energy, Inc.	108,632	1,536,056
Delek US Holdings, Inc.	230,622	3,064,966
DMC Global, Inc.	55,030	2,247,976
Dorian LPG Ltd. *	125,509	1,371,813
Dril-Quip, Inc. *	130,641	3,712,817
EQT Corp.	1,031,315	15,345,967
Equitrans Midstream Corp.	1,522,417	12,422,923
Exterran Corp. *	92,636	392,777
Falcon Minerals Corp.	137,393	316,004
Frank's International N.V. *	455,050	1,014,762
Green Plains, Inc. *	124,916	1,846,258
Helix Energy Solutions Group, Inc. *	525,773	1,976,906
Helmerich & Payne, Inc.	403,403	9,185,486
International Seaways, Inc.	104,296	1,761,559
Kosmos Energy Ltd.	1,511,375	2,660,020
Laredo Petroleum, Inc. *	32,245	380,813
Liberty Oilfield Services, Inc., Class A	221,374	2,058,778
Magnolia Oil & Gas Corp., Class A *	453,392	2,833,700
Matador Resources Co. *	409,388	4,167,570
Matrix Service Co. *	98,575	944,349
Murphy Oil Corp.	540,346	5,435,881
Nabors Industries Ltd. (a)	23,912	1,252,750
NACCO Industries, Inc., Class A	14,344	383,702
New Fortress Energy, Inc.	62,837	2,708,903
Newpark Resources, Inc. *	336,493	504,740
NextDecade Corp. *(a)	422,759	1,014,622
NexTier Oilfield Solutions, Inc. *	599,123	1,677,544
Northern Oil and Gas, Inc. *(a)	118,798	742,488
Oceaneering International, Inc. *	370,078	2,246,373
Oil States International, Inc. *	227,472	1,009,976
Overseas Shipholding Group, Inc., Class A *	267,196	534,392
Ovintiv, Inc.	969,837	12,375,120
Par Pacific Holdings, Inc. *	148,858	1,695,493
Patterson-UTI Energy, Inc.	708,653	3,054,294
PBF Energy, Inc., Class A	358,341	2,601,556
PDC Energy, Inc. *	372,058	6,220,810
Peabody Energy Corp. *	255,225	344,554
Penn Virginia Corp. *	57,931	522,538
ProPetro Holding Corp. *	300,816	1,735,708
QEP Resources, Inc.	903,349	1,454,392
Range Resources Corp.	957,757	6,991,626
Renewable Energy Group, Inc. *	146,495	8,508,430
REX American Resources Corp. *	20,328	1,595,748
RPC, Inc. *	228,087	707,070
Select Energy Services, Inc., Class A *	233,162	986,275
SM Energy Co.	396,856	1,678,701
Southwestern Energy Co. *	2,423,132	7,535,941
Talos Energy, Inc. *	87,754	751,174
TechnipFMC plc	1,582,727	13,152,461
Tellurian, Inc. *	661,130	985,084
Tidewater, Inc. *	150,410	1,430,399
Transocean Ltd. *	2,153,549	3,984,066
US Silica Holdings, Inc.	275,441	1,189,905
W&T Offshore, Inc. *(a)	348,456	682,974
World Fuel Services Corp.	237,171	6,740,400
WPX Energy, Inc. *	1,514,763	10,785,113
		249,921,664

Food & Staples Retailing 1.0%
Albertsons Cos, Inc. Class A *(a)	178,506	2,861,451
BJ's Wholesale Club Holdings, Inc. *	515,914	21,147,315
Casey's General Stores, Inc.	138,034	25,078,017
Grocery Outlet Holding Corp. *	311,084	12,014,064
Security	Number of Shares	Value ($)
Ingles Markets, Inc., Class A	52,910	1,988,887
Natural Grocers by Vitamin Cottage, Inc.	46,988	684,145
Performance Food Group Co. *	496,407	21,534,136
PriceSmart, Inc.	86,947	7,067,052
Rite Aid Corp. *(a)	203,681	2,688,589
SpartanNash Co.	133,542	2,521,273
Sprouts Farmers Market, Inc. *	442,330	9,364,126
The Andersons, Inc.	114,352	2,599,221
The Chefs' Warehouse, Inc. *	123,144	2,837,854
United Natural Foods, Inc. *	204,842	3,533,525
Village Super Market, Inc., Class A	30,514	706,704
Weis Markets, Inc.	61,143	2,912,241
		119,538,600

Food, Beverage & Tobacco 1.6%
Alico, Inc.	16,419	508,825
B&G Foods, Inc. (a)	239,307	6,626,411
Cal-Maine Foods, Inc. *	138,434	5,416,922
Calavo Growers, Inc.	61,765	4,424,227
Celsius Holdings, Inc. *	95,948	3,094,323
Coca-Cola Consolidated, Inc.	17,298	4,526,714
Darling Ingredients, Inc. *	605,611	29,238,899
Flowers Foods, Inc.	735,800	16,327,402
Fresh Del Monte Produce, Inc.	112,893	2,866,353
Freshpet, Inc. *	151,436	20,728,560
Hostess Brands, Inc. *	463,591	6,281,658
J&J Snack Foods Corp.	55,972	8,137,769
John B Sanfilippo & Son, Inc.	32,847	2,437,576
Lancaster Colony Corp.	73,119	12,381,240
Landec Corp. *	95,856	992,110
Limoneira Co.	57,173	836,441
MGP Ingredients, Inc.	49,159	2,143,824
National Beverage Corp. *(a)	43,533	4,267,540
Pilgrim's Pride Corp. *	181,816	3,434,504
Sanderson Farms, Inc.	74,179	10,142,495
Seaboard Corp.	949	3,039,391
Seneca Foods Corp., Class A *	28,295	1,184,995
Simply Good Foods Co. *	313,217	6,809,337
The Hain Celestial Group, Inc. *	311,818	12,004,993
Tootsie Roll Industries, Inc.	64,973	2,012,214
TreeHouse Foods, Inc. *	210,743	8,667,860
Turning Point Brands, Inc.	55,861	2,179,696
Universal Corp.	91,216	4,151,240
Vector Group Ltd.	478,205	5,375,024
Vital Farms, Inc. *	56,827	1,684,352
		191,922,895

Health Care Equipment & Services 6.7%
1Life Healthcare, Inc. *	268,544	8,827,041
Acadia Healthcare Co., Inc. *	333,006	14,136,105
Accelerate Diagnostics, Inc. *(a)	113,399	887,914
Accolade, Inc. *	56,398	2,927,620
Accuray, Inc. *	337,375	1,504,692
Acutus Medical, Inc. *	37,821	1,074,873
AdaptHealth Corp. *	142,753	4,262,605
Addus HomeCare Corp. *	55,454	5,503,809
Allscripts Healthcare Solutions, Inc. *	610,319	8,349,164
Amedisys, Inc. *	121,339	29,702,574
American Renal Associates Holdings, Inc. *	51,673	589,589
AMN Healthcare Services, Inc. *	176,167	11,479,042
AngioDynamics, Inc. *	141,165	2,007,366
Antares Pharma, Inc. *	569,545	1,776,980
Apollo Medical Holdings, Inc. *	48,303	880,081
AtriCure, Inc. *	168,526	7,327,510
Atrion Corp.	5,239	3,143,400
Avanos Medical, Inc. *	178,289	7,557,671

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AxoGen, Inc. *	129,969	1,857,257
Axonics Modulation Technologies, Inc. *	109,013	4,784,581
BioLife Solutions, Inc. *	93,019	3,347,754
BioTelemetry, Inc. *	127,401	7,059,289
Brookdale Senior Living, Inc. *	683,056	2,896,157
Cantel Medical Corp.	140,417	8,344,982
Cardiovascular Systems, Inc. *	147,834	5,094,360
Castle Biosciences, Inc. *	50,596	2,406,346
Castlight Health, Inc., Class B *	311,533	392,532
Cerus Corp. *	622,338	4,138,548
Change Healthcare, Inc. *	854,858	14,643,717
Community Health Systems, Inc. *	419,153	3,428,671
Computer Programs & Systems, Inc.	47,048	1,337,575
CONMED Corp.	106,610	10,862,493
CorVel Corp. *	34,038	3,048,103
Covetrus, Inc. *	368,197	9,946,842
CryoLife, Inc. *	141,098	2,937,660
CryoPort, Inc. *	144,587	7,034,158
Envista Holdings Corp. *	595,854	17,714,739
Evolent Health, Inc., Class A *	290,399	4,219,497
Fulgent Genetics, Inc. *(a)	43,941	1,973,830
GenMark Diagnostics, Inc. *	254,052	3,396,675
Glaukos Corp. *	166,652	11,245,677
Globus Medical, Inc., Class A *	281,815	16,931,445
Hanger, Inc. *	141,994	3,221,844
Health Catalyst, Inc. *	111,843	3,987,203
HealthEquity, Inc. *	286,925	20,569,653
HealthStream, Inc. *	95,412	1,782,296
Heska Corp. *	33,184	4,148,000
HMS Holdings Corp. *	330,257	10,376,675
ICU Medical, Inc. *	72,812	13,739,624
Inari Medical, Inc. *	30,706	2,120,863
Inogen, Inc. *	68,220	2,392,475
Inovalon Holdings, Inc., Class A *	285,064	5,322,145
Inspire Medical Systems, Inc. *	100,204	18,611,891
Integer Holdings Corp. *	122,540	8,833,909
Integra LifeSciences Holdings Corp. *	264,685	14,486,210
Invacare Corp.	128,252	1,093,990
iRhythm Technologies, Inc. *	107,156	26,200,714
Lantheus Holdings, Inc. *	248,979	3,276,564
LeMaitre Vascular, Inc.	62,530	2,463,057
LENSAR, Inc. *	31,954	273,846
LHC Group, Inc. *	118,040	23,173,613
LivaNova plc *	181,594	9,597,243
Magellan Health, Inc. *	84,342	6,667,235
MEDNAX, Inc. *	319,997	6,467,139
Meridian Bioscience, Inc. *	159,730	3,018,897
Merit Medical Systems, Inc. *	182,166	10,031,882
Mesa Laboratories, Inc.	18,053	4,906,083
National HealthCare Corp.	46,440	2,889,497
National Research Corp.	49,841	2,557,342
Natus Medical, Inc. *	126,241	2,640,962
Neogen Corp. *	197,917	14,689,400
Nevro Corp. *	128,265	20,682,731
NextGen Healthcare, Inc. *	206,232	3,658,556
Novocure Ltd. *	313,624	39,406,856
NuVasive, Inc. *	191,886	8,888,159
Omnicell, Inc. *	160,040	16,780,194
Ontrak, Inc. *(a)	28,555	1,417,756
Option Care Health, Inc. *	201,813	3,178,555
OraSure Technologies, Inc. *	266,723	3,200,676
Orthofix Medical, Inc. *	72,030	2,647,823
OrthoPediatrics Corp. *	50,248	2,299,348
Owens & Minor, Inc.	270,341	6,963,984
Patterson Cos., Inc.	324,659	9,012,534
PetIQ, Inc. *	78,923	2,271,404
Phreesia, Inc. *	112,310	4,959,610
Premier, Inc., Class A	264,590	9,371,778
Progyny, Inc. *	135,293	4,801,549
Security	Number of Shares	Value ($)
R1 RCM, Inc. *	431,268	8,746,115
RadNet, Inc. *	159,539	2,970,616
Schrodinger, Inc. *	122,188	8,501,841
SeaSpine Holdings Corp. *	83,047	1,180,928
Select Medical Holdings Corp. *	399,936	9,638,458
Shockwave Medical, Inc. *	115,457	11,295,158
SI-BONE, Inc. *	87,489	2,026,245
Silk Road Medical, Inc. *	126,188	7,230,572
Simulations Plus, Inc.	56,670	3,171,820
SmileDirectClub, Inc. *(a)	311,032	3,825,694
STAAR Surgical Co. *	171,472	12,220,809
Surgery Partners, Inc. *	76,963	1,880,206
Surmodics, Inc. *	50,825	1,902,888
Tabula Rasa HealthCare, Inc. *	78,313	2,698,666
Tactile Systems Technology, Inc. *	72,351	3,119,052
Tandem Diabetes Care, Inc. *	227,676	21,374,223
Tenet Healthcare Corp. *	394,925	12,412,493
The Ensign Group, Inc.	189,365	13,609,663
The Pennant Group, Inc. *	94,550	4,792,739
The Providence Service Corp. *	45,831	6,223,391
Tivity Health, Inc. *	139,362	2,568,442
TransMedics Group, Inc. *	90,052	1,339,073
Triple-S Management Corp., Class B *	87,352	1,957,558
US Physical Therapy, Inc.	48,216	5,121,503
Vapotherm, Inc. *	80,017	2,013,228
Varex Imaging Corp. *	145,534	2,427,507
ViewRay, Inc. *	416,029	1,597,551
Vocera Communications, Inc. *	121,649	4,115,386
		790,024,514

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	146,929	2,997,352
Central Garden & Pet Co. *	36,237	1,450,929
Central Garden & Pet Co., Class A *	146,058	5,388,080
Coty, Inc., Class A	1,055,151	7,586,536
Edgewell Personal Care Co. *	202,563	7,039,064
elf Beauty, Inc. *	141,753	3,081,710
Energizer Holdings, Inc.	217,440	9,108,562
Inter Parfums, Inc.	65,752	3,570,991
Medifast, Inc.	44,059	8,994,204
Nu Skin Enterprises, Inc., Class A	191,747	9,876,888
Revlon, Inc., Class A *(a)	26,706	343,439
Spectrum Brands Holdings, Inc.	144,614	9,664,554
USANA Health Sciences, Inc. *	44,611	3,353,855
WD-40 Co.	51,176	13,014,568
		85,470,732

Insurance 2.9%
Ambac Financial Group, Inc. *	170,771	2,500,087
American Equity Investment Life Holding Co.	343,210	9,019,559
American National Group, Inc.	34,039	2,885,826
AMERISAFE, Inc.	72,067	3,944,227
Argo Group International Holdings Ltd.	129,226	5,064,367
Assured Guaranty Ltd.	311,734	9,392,545
Axis Capital Holdings Ltd.	299,368	15,001,330
Brighthouse Financial, Inc. *	348,379	12,228,103
BRP Group, Inc., Class A *	126,619	3,728,930
Citizens, Inc. *	172,944	1,096,465
CNO Financial Group, Inc.	528,756	11,251,928
Crawford & Co., Class A	59,982	440,868
Crawford & Co., Class B	31,619	230,819
Donegal Group, Inc., Class A	47,638	665,979
eHealth, Inc. *	96,262	7,314,949
Employers Holdings, Inc.	109,584	3,343,408
Enstar Group Ltd. *	49,362	9,343,239
FBL Financial Group, Inc., Class A	36,306	1,887,912

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First American Financial Corp.	416,911	20,195,169
Genworth Financial, Inc., Class A *	1,893,634	8,597,098
GoHealth, Inc., Class A *	160,015	1,686,558
Goosehead Insurance, Inc., Class A	58,997	7,263,121
Greenlight Capital Re Ltd., Class A *	103,209	795,741
Horace Mann Educators Corp.	154,594	6,171,392
Independence Holding Co.	31,131	1,227,495
James River Group Holdings Ltd.	113,871	5,190,240
Kemper Corp.	229,526	17,202,974
Kinsale Capital Group, Inc.	79,320	19,049,491
Lemonade, Inc. *(a)	46,390	3,213,435
MBIA, Inc. *	189,523	1,207,261
Mercury General Corp.	99,514	4,425,388
National General Holdings Corp.	250,132	8,524,499
National Western Life Group, Inc., Class A	8,402	1,563,444
NI Holdings, Inc. *	28,837	493,113
Palomar Holdings, Inc. *	81,092	5,360,181
Primerica, Inc.	147,632	19,232,021
ProAssurance Corp.	203,234	3,233,453
ProSight Global, Inc. *	32,365	412,654
RLI Corp.	148,115	14,179,049
Safety Insurance Group, Inc.	53,643	3,822,064
Selective Insurance Group, Inc.	223,868	13,839,520
Selectquote, Inc. *	120,638	2,587,685
State Auto Financial Corp.	65,127	978,208
Stewart Information Services Corp.	99,607	4,170,545
The Hanover Insurance Group, Inc.	140,849	15,824,385
Third Point Reinsurance Ltd. *	304,378	2,903,766
Trean Insurance Group, Inc. *	40,007	570,100
Trupanion, Inc. *	121,491	12,316,758
United Fire Group, Inc.	80,288	1,755,899
United Insurance Holdings Corp.	77,044	341,305
Universal Insurance Holdings, Inc.	108,050	1,508,378
Unum Group	761,283	16,923,321
Watford Holdings Ltd. *	74,095	2,572,578
White Mountains Insurance Group Ltd.	11,622	11,157,120
		339,835,950

Materials 3.9%
AdvanSix, Inc. *	104,451	1,856,094
Alcoa Corp. *	696,485	13,860,051
Allegheny Technologies, Inc. *	472,028	6,367,658
American Vanguard Corp.	98,977	1,500,491
Amyris, Inc. *(a)	442,599	1,292,389
Arconic Corp. *	363,968	10,012,760
Avient Corp.	342,678	12,524,881
Balchem Corp.	121,012	12,547,734
Boise Cascade Co.	146,072	6,317,614
Cabot Corp.	211,819	8,771,425
Carpenter Technology Corp.	180,453	4,410,271
Century Aluminum Co. *	186,811	1,896,132
Chase Corp.	27,424	2,905,573
Clearwater Paper Corp. *	61,743	2,155,448
Cleveland-Cliffs, Inc.	1,494,821	16,457,979
Coeur Mining, Inc. *	912,297	6,468,186
Commercial Metals Co.	446,493	8,889,676
Compass Minerals International, Inc.	126,624	7,908,935
Domtar Corp.	205,700	6,191,570
Eagle Materials, Inc.	156,091	14,202,720
Element Solutions, Inc.	817,462	11,289,150
Ferro Corp. *	306,562	4,386,902
Forterra, Inc. *	70,497	1,307,719
FutureFuel Corp.	96,185	1,153,258
GCP Applied Technologies, Inc. *	180,099	4,230,526
Glatfelter Corp.	165,370	2,659,150
Graphic Packaging Holding Co.	1,041,826	15,960,774
Greif, Inc., Class A	98,805	4,802,911
Security	Number of Shares	Value ($)
Greif, Inc., Class B	22,460	1,107,278
H.B. Fuller Co.	193,183	10,109,266
Hawkins, Inc.	35,369	1,774,816
Haynes International, Inc.	46,797	991,628
Hecla Mining Co.	1,974,332	9,437,307
Ingevity Corp. *	154,081	10,258,713
Innospec, Inc.	92,220	7,588,784
Kaiser Aluminum Corp.	59,108	4,609,242
Koppers Holdings, Inc. *	78,440	2,123,371
Kraton Corp. *	118,751	3,206,277
Kronos Worldwide, Inc.	81,816	1,124,970
Livent Corp. *	545,187	8,270,487
Loop Industries, Inc. *(a)	78,873	659,378
Louisiana-Pacific Corp.	420,260	14,385,500
Materion Corp.	75,730	4,415,059
McEwen Mining, Inc. *(a)	870,285	852,096
Mercer International, Inc.	147,315	1,206,510
Minerals Technologies, Inc.	127,476	7,733,969
Myers Industries, Inc.	133,425	2,266,891
Neenah, Inc.	62,588	3,036,144
O-I Glass, Inc.	586,538	6,639,610
Olin Corp.	532,210	11,650,077
Orion Engineered Carbons S.A.	226,467	3,523,827
PQ Group Holdings, Inc. *	146,288	1,871,024
Quaker Chemical Corp.	49,306	12,178,582
Ranpak Holdings Corp. *	133,676	1,511,876
Rayonier Advanced Materials, Inc. *	236,155	1,527,923
Resolute Forest Products, Inc. *	320,858	1,758,302
Schnitzer Steel Industries, Inc., Class A	100,212	2,567,431
Schweitzer-Mauduit International, Inc.	117,173	4,075,277
Sensient Technologies Corp.	158,578	11,373,214
Silgan Holdings, Inc.	293,455	9,918,779
Stepan Co.	79,721	9,260,391
Summit Materials, Inc., Class A *	426,176	8,097,344
SunCoke Energy, Inc.	308,534	1,388,403
The Chemours Co.	614,314	14,946,260
TimkenSteel Corp. *	141,060	664,393
Tredegar Corp.	96,194	1,520,827
Trinseo S.A.	143,065	5,435,039
Tronox Holdings plc, Class A	331,664	4,195,550
United States Lime & Minerals, Inc.	7,518	832,243
United States Steel Corp.	822,194	11,666,933
US Concrete, Inc. *	59,013	2,093,781
Valhi, Inc.	7,907	123,033
Valvoline, Inc.	691,179	15,751,969
Venator Materials plc *	205,335	511,284
Verso Corp., Class A	126,289	1,365,184
W.R. Grace & Co.	233,099	12,755,177
Warrior Met Coal, Inc.	191,178	3,330,321
Worthington Industries, Inc.	134,381	6,950,185
		456,969,902

Media & Entertainment 1.9%
AMC Entertainment Holdings, Inc., Class A (a)	216,376	923,925
AMC Networks, Inc., Class A *(a)	110,040	3,628,019
ANGI Homeservices, Inc., Class A *	276,401	3,416,316
Cardlytics, Inc. *	102,192	12,128,147
Cargurus, Inc. *	320,879	8,038,019
Cars.com, Inc. *	250,500	2,798,085
Cinemark Holdings, Inc.	399,143	6,166,759
Clear Channel Outdoor Holdings, Inc. *	1,741,972	2,630,378
Emerald Holding, Inc.	81,350	346,551
Entercom Communications Corp., Class A	434,350	1,055,470
Eventbrite, Inc., Class A *	251,467	4,217,102
EverQuote, Inc., Class A *	34,578	1,302,207
Gannett Co., Inc. *	482,688	1,370,834

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Glu Mobile, Inc. *	547,710	5,537,348
Gray Television, Inc. *	346,874	6,125,795
Hemisphere Media Group, Inc. *	65,530	705,103
iHeartMedia, Inc., Class A *	231,905	2,772,424
John Wiley & Sons, Inc., Class A	166,235	5,741,757
Liberty Media Corp. - Liberty Braves, Class A *	37,409	941,585
Liberty Media Corp. - Liberty Braves, Class C *	131,577	3,289,425
Liberty TripAdvisor Holdings, Inc., Class A *	269,012	739,783
Lions Gate Entertainment Corp., Class A *	220,643	2,149,063
Lions Gate Entertainment Corp., Class B *	456,238	4,097,017
Loral Space & Communications, Inc.	47,871	1,100,076
Madison Square Garden Entertainment Corp. *	65,349	4,967,177
Madison Square Garden Sports Corp. *	64,634	10,949,000
Meredith Corp.	150,330	3,059,215
MSG Networks, Inc., Class A *	160,631	1,950,060
National CineMedia, Inc.	228,439	769,839
Nexstar Media Group, Inc., Class A	169,387	17,827,982
QuinStreet, Inc. *	180,609	3,222,968
Scholastic Corp.	111,472	2,644,116
Sciplay Corp., Class A *	84,908	1,264,280
Sinclair Broadcast Group, Inc., Class A	175,749	4,790,918
TechTarget, Inc. *	86,205	4,525,762
TEGNA, Inc.	821,941	11,844,170
The E.W. Scripps Co., Class A	212,675	2,713,733
The Marcus Corp.	86,227	1,012,305
The New York Times Co., Class A	539,731	23,159,857
Tribune Publishing Co.	93,897	1,134,276
TripAdvisor, Inc. *	358,572	9,358,729
TrueCar, Inc. *	370,419	1,511,309
Warner Music Group Corp., Class A	330,608	9,828,976
WideOpenWest, Inc. *	194,587	1,593,668
World Wrestling Entertainment, Inc., Class A	174,919	7,528,514
Yelp, Inc. *	256,784	8,201,681
ZoomInfo Technologies, Inc., Class A *	225,056	11,534,120
		226,613,843

Pharmaceuticals, Biotechnology & Life Sciences 11.1%
10X Genomics, Inc., Class A *	241,933	37,042,362
89bio, Inc. *	21,663	585,118
ACADIA Pharmaceuticals, Inc. *	430,330	24,382,498
Acceleron Pharma, Inc. *	194,871	23,008,419
Adaptive Biotechnologies Corp. *	304,703	14,692,779
Adverum Biotechnologies, Inc. *	327,667	4,452,995
Aerie Pharmaceuticals, Inc. *	173,385	2,151,708
Agenus, Inc. *	560,760	2,074,812
Agios Pharmaceuticals, Inc. *	214,973	9,957,549
Akebia Therapeutics, Inc. *	534,385	1,768,814
Akero Therapeutics, Inc. *	65,965	1,898,473
Akouos, Inc. *	52,540	1,086,527
Alector, Inc. *	194,999	2,556,437
Alkermes plc *	595,666	10,876,861
Allakos, Inc. *	116,640	12,483,979
Allogene Therapeutics, Inc. *	244,704	7,598,059
Allovir, Inc. *	61,310	2,428,489
Altimmune, Inc. *	96,861	1,184,610
ALX Oncology Holdings, Inc. *	32,636	2,510,687
Amicus Therapeutics, Inc. *	967,909	22,155,437
Amneal Pharmaceuticals, Inc. *	423,424	1,672,525
Amphastar Pharmaceuticals, Inc. *	136,304	2,420,759
AnaptysBio, Inc. *	79,383	2,047,288
Security	Number of Shares	Value ($)
ANI Pharmaceuticals, Inc. *	35,750	1,056,770
Anika Therapeutics, Inc. *	52,956	2,001,737
Annexon, Inc. *	55,047	1,332,137
Apellis Pharmaceuticals, Inc. *	205,957	9,708,813
Applied Molecular Transport, Inc. *(a)	53,248	1,652,285
Aprea Therapeutics, Inc. *	45,761	1,155,008
Arcturus Therapeutics Holdings, Inc. *	70,121	6,434,303
Arcus Biosciences, Inc. *	166,121	4,523,475
Arcutis Biotherapeutics, Inc. *	61,198	1,659,690
Arena Pharmaceuticals, Inc. *	215,612	14,202,362
Arrowhead Pharmaceuticals, Inc. *	382,431	23,913,410
Arvinas, Inc. *	90,652	2,193,778
Assembly Biosciences, Inc. *	122,458	705,970
Atara Biotherapeutics, Inc. *	278,369	6,455,377
Athenex, Inc. *	239,488	3,264,221
Avidity Biosciences, Inc. *	61,542	1,842,567
Avrobio, Inc. *	114,085	1,570,950
Axsome Therapeutics, Inc. *	99,161	7,188,181
Beam Therapeutics, Inc. *	80,988	4,049,400
Berkeley Lights, Inc. *	29,844	2,472,874
BioCryst Pharmaceuticals, Inc. *	658,240	3,363,606
Biohaven Pharmaceutical Holding Co., Ltd. *	189,797	16,882,443
Bioxcel Therapeutics, Inc. *	55,046	2,422,024
Black Diamond Therapeutics, Inc. *	58,883	1,963,159
Blueprint Medicines Corp. *	206,660	22,335,813
Bridgebio Pharma, Inc. *(a)	287,643	14,451,184
Bruker Corp.	383,325	19,400,078
Cara Therapeutics, Inc. *	159,046	2,333,205
CareDx, Inc. *	182,730	10,446,674
CASI Pharmaceuticals, Inc. *	291,223	725,145
Catalyst Pharmaceuticals, Inc. *	358,792	1,313,179
ChemoCentryx, Inc. *	185,101	10,208,320
Chimerix, Inc. *	176,145	664,067
Clovis Oncology, Inc. *(a)	328,781	1,617,603
Codexis, Inc. *	193,885	3,590,750
Coherus Biosciences, Inc. *	234,452	4,327,984
Collegium Pharmaceutical, Inc. *	128,664	2,378,997
Constellation Pharmaceuticals, Inc. *	115,101	2,916,659
Corbus Pharmaceuticals Holdings, Inc. *(a)	268,191	327,193
Corcept Therapeutics, Inc. *	389,648	8,821,631
Cortexyme, Inc. *	49,455	2,403,513
Crinetics Pharmaceuticals, Inc. *	74,786	999,889
Cue Biopharma, Inc. *	100,031	1,398,934
Cyclerion Therapeutics, Inc. *	115,073	354,425
Cymabay Therapeutics, Inc. *	231,089	1,733,167
Cytokinetics, Inc. *	264,652	4,446,154
CytomX Therapeutics, Inc. *	172,234	1,295,200
Deciphera Pharmaceuticals, Inc. *	147,190	9,096,342
Denali Therapeutics, Inc. *	297,321	18,127,661
Dicerna Pharmaceuticals, Inc. *	242,099	6,117,842
Dynavax Technologies Corp. *	363,306	1,845,594
Eagle Pharmaceuticals, Inc. *	45,126	2,053,233
Editas Medicine, Inc. *	233,557	7,144,509
Eidos Therapeutics, Inc. *	40,262	3,706,520
Eloxx Pharmaceuticals, Inc. *	99,534	284,667
Emergent BioSolutions, Inc. *	168,288	13,787,836
Enanta Pharmaceuticals, Inc. *	67,138	2,766,086
Endo International plc *	856,662	4,351,843
Epizyme, Inc. *	344,248	4,729,968
Esperion Therapeutics, Inc. *(a)	103,720	2,937,350
Evelo Biosciences, Inc. *(a)	73,954	379,384
Fate Therapeutics, Inc. *	273,181	15,971,527
FibroGen, Inc. *	311,105	12,851,748
Five Prime Therapeutics, Inc. *	163,856	3,080,493
Flexion Therapeutics, Inc. *	163,845	1,754,780
Forma Therapeutics Holdings, Inc. *(a)	55,178	2,413,486
Frequency Therapeutics, Inc. *	115,386	3,311,578

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
G1 Therapeutics, Inc. *	109,075	1,991,709
Generation Bio Co. *	46,729	2,253,272
Geron Corp. *	1,157,421	2,158,590
Global Blood Therapeutics, Inc. *	229,982	10,558,474
Gossamer Bio, Inc. *	178,109	1,574,484
Gritstone Oncology, Inc. *	72,919	222,403
Halozyme Therapeutics, Inc. *	481,632	18,831,811
Harpoon Therapeutics, Inc. *	55,288	824,897
Heron Therapeutics, Inc. *	305,395	5,292,495
Homology Medicines, Inc. *	124,742	1,227,461
IGM Biosciences, Inc. *	25,240	1,685,527
IMARA, Inc. *(a)	16,749	427,267
ImmunoGen, Inc. *	650,732	3,546,489
Immunovant, Inc. *	146,035	7,183,462
Innoviva, Inc. *	234,355	2,450,182
Inovio Pharmaceuticals, Inc. *(a)	627,516	7,668,245
Inozyme Pharma, Inc. *(a)	25,800	671,316
Insmed, Inc. *	379,629	14,809,327
Intellia Therapeutics, Inc. *	199,751	7,844,222
Intercept Pharmaceuticals, Inc. *	99,320	3,526,853
Intersect ENT, Inc. *	121,888	2,331,717
Intra-Cellular Therapies, Inc. *	259,474	6,133,965
Invitae Corp. *	492,740	24,464,541
Iovance Biotherapeutics, Inc. *	514,709	19,975,856
Ironwood Pharmaceuticals, Inc. *	600,102	6,913,175
iTeos Therapeutics, Inc. *	39,849	1,067,555
Jounce Therapeutics, Inc. *	62,045	443,622
Kadmon Holdings, Inc. *	593,430	2,587,355
Kaleido Biosciences, Inc. *(a)	58,299	459,396
Karuna Therapeutics, Inc. *	60,520	6,038,080
Karyopharm Therapeutics, Inc. *	239,532	4,069,649
Keros Therapeutics, Inc. *	23,315	1,762,847
Kodiak Sciences, Inc. *	115,728	15,816,546
Krystal Biotech, Inc. *	57,906	3,181,356
Kura Oncology, Inc. *	209,955	7,621,366
Lannett Co., Inc. *	127,434	784,993
Lexicon Pharmaceuticals, Inc. *(a)	167,049	255,585
Ligand Pharmaceuticals, Inc. *(a)	59,889	5,052,835
Luminex Corp.	160,829	3,816,472
MacroGenics, Inc. *	201,721	4,653,703
Madrigal Pharmaceuticals, Inc. *	34,611	4,042,219
MannKind Corp. *	854,388	2,546,076
Medpace Holdings, Inc. *	101,774	13,063,711
Mersana Therapeutics, Inc. *	205,187	5,228,165
Mirati Therapeutics, Inc. *	163,188	38,814,266
Mirum Pharmaceuticals, Inc. *	38,809	910,071
Molecular Templates, Inc. *	133,973	1,199,058
Morphic Holding, Inc. *	38,832	1,218,160
Myriad Genetics, Inc. *	279,712	4,906,148
NanoString Technologies, Inc. *	160,594	7,971,886
NantKwest, Inc. *(a)	148,885	1,426,318
Natera, Inc. *	286,021	25,247,074
Nektar Therapeutics *	670,169	10,984,070
NeoGenomics, Inc. *	413,017	19,651,349
NextCure, Inc. *	53,396	540,368
NGM Biopharmaceuticals, Inc. *	66,708	1,580,980
Nkarta, Inc. *	60,900	2,026,752
Nurix Therapeutics, Inc. *	41,409	1,764,852
Odonate Therapeutics, Inc. *	50,277	755,161
Omeros Corp. *(a)	228,890	2,652,835
OPKO Health, Inc. *	1,623,059	7,530,994
Optinose, Inc. *	131,741	533,551
Organogenesis Holdings, Inc. *	102,210	526,381
ORIC Pharmaceuticals, Inc. *	30,098	1,020,623
Osmotica Pharmaceuticals plc *	56,158	343,687
Oyster Point Pharma, Inc. *	47,029	1,031,346
Pacific Biosciences of California, Inc. *	659,107	10,420,482
Pacira BioSciences, Inc. *	160,127	9,702,095
Paratek Pharmaceuticals, Inc. *	147,201	911,174
Security	Number of Shares	Value ($)
Passage Bio, Inc. *	64,422	1,321,295
PDL BioPharma, Inc. *	425,323	1,076,067
Personalis, Inc. *	84,563	2,328,019
Phathom Pharmaceuticals, Inc. *	45,304	1,939,917
Phibro Animal Health Corp., Class A	75,628	1,428,613
Pliant Therapeutics, Inc. *	34,311	944,239
Poseida Therapeutics, Inc. *(a)	53,023	615,597
Precigen, Inc. *(a)	250,489	1,983,873
Precision BioSciences, Inc. *	156,124	1,946,866
Prestige Consumer Healthcare, Inc. *	187,643	6,674,461
Protagonist Therapeutics, Inc. *	126,230	3,049,717
Prothena Corp. plc *	95,235	1,078,060
Provention Bio, Inc. *	178,328	2,673,137
PTC Therapeutics, Inc. *	253,538	15,863,873
Puma Biotechnology, Inc. *	128,647	1,447,279
Quanterix Corp. *	83,269	3,596,388
Radius Health, Inc. *	173,234	2,733,633
RAPT Therapeutics, Inc. *	35,555	770,477
Reata Pharmaceuticals, Inc., Class A *	89,791	13,715,575
REGENXBIO, Inc. *	111,306	3,877,901
Relay Therapeutics, Inc. *	75,022	3,999,423
Relmada Therapeutics, Inc. *	50,157	1,783,583
Repligen Corp. *	182,538	34,621,982
Replimune Group, Inc. *	93,695	4,842,158
Revance Therapeutics, Inc. *	229,851	5,548,603
REVOLUTION Medicines, Inc. *	152,366	6,647,729
Rhythm Pharmaceuticals, Inc. *	115,356	3,570,268
Rocket Pharmaceuticals, Inc. *	138,213	4,279,074
Rubius Therapeutics, Inc. *	134,095	840,776
Sage Therapeutics, Inc. *	194,537	14,413,246
Sangamo Therapeutics, Inc. *	436,235	4,357,988
Satsuma Pharmaceuticals, Inc. *	31,257	140,656
Seres Therapeutics, Inc. *	192,054	5,302,611
SIGA Technologies, Inc. *	165,973	1,150,193
Sorrento Therapeutics, Inc. *(a)	761,444	6,243,841
Spectrum Pharmaceuticals, Inc. *	543,299	2,558,938
SpringWorks Therapeutics, Inc. *	100,524	6,578,291
Stoke Therapeutics, Inc. *	58,230	3,033,201
Supernus Pharmaceuticals, Inc. *	197,328	4,203,086
Syndax Pharmaceuticals, Inc. *	107,765	2,496,915
Syros Pharmaceuticals, Inc. *	129,645	1,056,607
TCR2 Therapeutics, Inc. *	87,003	2,370,397
TG Therapeutics, Inc. *	389,281	11,421,505
TherapeuticsMD, Inc. *(a)	938,853	1,258,063
Theravance Biopharma, Inc. *	185,513	3,077,661
Translate Bio, Inc. *	257,349	5,718,295
Travere Therapeutics, Inc. *	171,519	3,932,931
Tricida, Inc. *	110,070	804,612
Turning Point Therapeutics, Inc. *	153,972	16,398,018
Twist Bioscience Corp. *	142,044	15,871,997
Ultragenyx Pharmaceutical, Inc. *	228,637	27,102,630
uniQure N.V. *	139,461	6,705,285
United Therapeutics Corp. *	166,038	22,023,280
UNITY Biotechnology, Inc. *	118,396	713,928
Vanda Pharmaceuticals, Inc. *	203,762	2,487,934
Vaxart, Inc. *(a)	407,071	3,248,427
Vaxcyte, Inc. *	66,892	2,147,233
VBI Vaccines, Inc. *(a)	810,132	2,774,702
Veracyte, Inc. *	212,190	11,566,477
Vericel Corp. *	169,317	4,324,356
Viela Bio, Inc. *	61,182	2,345,718
Vir Biotechnology, Inc. *	242,325	7,725,321
Voyager Therapeutics, Inc. *	96,316	801,349
WaVe Life Sciences Ltd. *	82,109	724,201
Xencor, Inc. *	214,810	9,090,759
Y-mAbs Therapeutics, Inc. *	93,387	4,750,597
Zentalis Pharmaceuticals, Inc. *	52,196	2,659,908

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ZIOPHARM Oncology, Inc. *	798,367	2,235,428
Zogenix, Inc. *	207,279	4,441,989
		1,304,440,045

Real Estate 7.2%
Acadia Realty Trust	321,774	4,569,191
Agree Realty Corp.	201,393	13,271,799
Alexander & Baldwin, Inc.	270,958	4,240,493
Alexander's, Inc.	7,944	2,171,572
Altisource Portfolio Solutions S.A. *	32,038	422,261
American Assets Trust, Inc.	186,662	5,355,333
American Finance Trust, Inc.	404,615	2,986,059
Apple Hospitality REIT, Inc.	774,619	10,271,448
Armada Hoffler Properties, Inc.	216,008	2,291,845
Brandywine Realty Trust	636,681	7,086,260
Brixmor Property Group, Inc.	1,109,138	16,936,537
CareTrust REIT, Inc.	359,060	6,976,536
Chatham Lodging Trust	175,153	1,928,435
CIM Commercial Trust Corp.	42,000	511,140
City Office REIT, Inc.	161,815	1,419,118
Colony Capital, Inc.	1,798,192	7,768,189
Columbia Property Trust, Inc.	426,742	5,965,853
Community Healthcare Trust, Inc.	80,011	3,613,297
CoreCivic, Inc.	450,377	3,193,173
CorEnergy Infrastructure Trust, Inc.	48,495	288,545
CorePoint Lodging, Inc.	145,294	945,864
CoreSite Realty Corp.	158,932	19,928,483
Corporate Office Properties Trust	418,744	11,151,153
Cousins Properties, Inc.	555,956	18,574,490
Cushman & Wakefield plc *	404,137	6,021,641
DiamondRock Hospitality Co.	743,739	5,592,917
Diversified Healthcare Trust	887,082	3,912,032
Easterly Government Properties, Inc.	299,431	6,485,675
EastGroup Properties, Inc.	146,979	20,037,647
Empire State Realty Trust, Inc., Class A	525,229	4,753,322
EPR Properties	279,375	10,063,087
Equity Commonwealth	453,984	12,035,116
Essential Properties Realty Trust, Inc.	379,804	7,801,174
eXp World Holdings, Inc. *	102,157	5,448,033
First Industrial Realty Trust, Inc.	475,222	19,902,297
Forestar Group, Inc. *	60,893	1,184,978
Four Corners Property Trust, Inc.	263,700	7,386,237
Franklin Street Properties Corp.	360,201	1,671,333
Front Yard Residential Corp.	181,365	2,959,877
FRP Holdings, Inc. *	23,131	1,059,168
Getty Realty Corp.	132,795	3,770,050
Gladstone Commercial Corp.	126,989	2,297,231
Global Medical REIT, Inc.	155,211	2,124,839
Global Net Lease, Inc.	333,616	5,568,051
Healthcare Realty Trust, Inc.	508,499	15,000,720
Hersha Hospitality Trust	133,889	1,084,501
Highwoods Properties, Inc.	388,726	14,888,206
Hudson Pacific Properties, Inc.	574,438	14,935,388
Independence Realty Trust, Inc.	354,744	4,569,103
Industrial Logistics Properties Trust	243,117	5,282,932
Innovative Industrial Properties, Inc.	80,997	12,445,999
Investors Real Estate Trust	48,410	3,359,654
iStar, Inc.	280,308	3,952,343
JBG SMITH Properties	420,606	12,929,428
Kennedy-Wilson Holdings, Inc.	466,469	7,454,175
Kite Realty Group Trust	314,307	4,526,021
Lexington Realty Trust	1,033,406	10,551,075
Life Storage, Inc.	175,234	19,226,674
LTC Properties, Inc.	146,301	5,418,989
Mack-Cali Realty Corp.	324,618	4,434,282
Marcus & Millichap, Inc. *	89,415	3,205,528
Monmouth Real Estate Investment Corp.	365,309	5,417,532
National Health Investors, Inc.	167,223	10,812,639
Security	Number of Shares	Value ($)
National Storage Affiliates Trust	231,177	7,855,394
New Senior Investment Group, Inc.	287,916	1,592,175
Newmark Group, Inc., Class A	588,849	4,133,720
NexPoint Residential Trust, Inc.	81,936	3,630,584
Office Properties Income Trust	181,765	4,153,330
One Liberty Properties, Inc.	59,738	1,062,142
Outfront Media, Inc.	540,322	10,233,699
Paramount Group, Inc.	628,438	5,813,051
Park Hotels & Resorts, Inc.	882,361	14,400,132
Pebblebrook Hotel Trust	488,091	9,029,683
Physicians Realty Trust	778,982	13,515,338
Piedmont Office Realty Trust, Inc., Class A	470,138	7,348,257
PotlatchDeltic Corp.	249,599	11,616,337
Preferred Apartment Communities, Inc., Class A	183,324	1,431,760
PS Business Parks, Inc.	74,869	9,867,734
QTS Realty Trust, Inc., Class A	229,157	13,614,217
Rayonier, Inc.	510,702	14,386,475
RE/MAX Holdings, Inc., Class A	67,539	2,113,971
Realogy Holdings Corp. *	433,841	5,340,583
Redfin Corp. *	371,929	17,811,680
Retail Opportunity Investments Corp.	443,173	5,752,386
Retail Properties of America, Inc., Class A	798,699	6,469,462
Retail Value, Inc.	59,929	922,907
Rexford Industrial Realty, Inc.	462,516	22,163,767
RLJ Lodging Trust	615,481	7,588,881
RPT Realty	301,831	2,212,421
Ryman Hospitality Properties, Inc.	205,846	13,213,255
Sabra Health Care REIT, Inc.	769,571	12,682,530
Safehold, Inc.	51,390	3,498,117
Saul Centers, Inc.	47,013	1,466,806
Seritage Growth Properties, Class A *(a)	133,945	2,204,735
Service Properties Trust	614,219	7,284,637
SITE Centers Corp.	565,751	5,708,428
SL Green Realty Corp.	274,136	15,872,474
Spirit Realty Capital, Inc.	386,116	14,224,513
STAG Industrial, Inc.	557,828	16,612,118
Summit Hotel Properties, Inc.	394,082	3,424,573
Sunstone Hotel Investors, Inc.	804,340	8,445,570
Tanger Factory Outlet Centers, Inc. (a)	348,473	3,293,070
Taubman Centers, Inc.	230,388	9,842,175
Tejon Ranch Co. *	77,189	1,106,118
Terreno Realty Corp.	255,406	14,798,224
The GEO Group, Inc.	452,289	4,274,131
The Howard Hughes Corp. *	168,087	12,224,967
The Macerich Co. (a)	417,876	4,178,760
The RMR Group, Inc., Class A	57,048	2,113,058
The St. Joe Co.	116,299	3,839,030
UMH Properties, Inc.	146,111	2,093,771
Uniti Group, Inc.	726,664	7,470,106
Universal Health Realty Income Trust	47,709	2,883,055
Urban Edge Properties	410,759	5,331,652
Urstadt Biddle Properties, Inc.	9,132	118,351
Urstadt Biddle Properties, Inc., Class A	111,034	1,558,917
Washington Prime Group, Inc.	698,699	712,673
Washington Real Estate Investment Trust	309,263	7,177,994
Weingarten Realty Investors	449,321	9,395,302
Whitestone REIT	148,475	1,116,532
Xenia Hotels & Resorts, Inc.	426,979	6,016,134
		849,678,830

Retailing 4.5%
1-800-Flowers.com, Inc., Class A *	93,291	2,186,741
Aaron's Holdings Co., Inc.	251,011	15,796,122
Abercrombie & Fitch Co., Class A	234,303	4,859,444

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
America's Car-Mart, Inc. *	23,710	2,477,695
American Eagle Outfitters, Inc.	557,999	10,038,402
Asbury Automotive Group, Inc. *	72,382	8,162,518
At Home Group, Inc. *	200,980	3,806,561
AutoNation, Inc. *	218,977	13,421,100
Bed Bath & Beyond, Inc.	472,188	9,897,060
Big Lots, Inc.	133,705	6,908,537
Boot Barn Holdings, Inc. *	107,544	4,437,265
Caleres, Inc.	144,535	1,701,177
Camping World Holdings, Inc., Class A	122,196	3,745,307
CarParts.com, Inc. *(a)	129,779	1,955,770
Chewy, Inc., Class A *	267,344	20,740,548
Chico's FAS, Inc.	447,265	675,370
Conn's, Inc. *	71,691	794,695
Core-Mark Holding Co., Inc.	168,064	5,241,916
Designer Brands, Inc., Class A	224,206	1,771,227
Dick's Sporting Goods, Inc.	243,572	13,837,325
Dillard's, Inc., Class A (a)	28,608	1,337,710
Duluth Holdings, Inc., Class B *	47,154	693,164
Five Below, Inc. *	208,717	32,643,339
Floor & Decor Holdings, Inc., Class A *	387,774	31,056,820
Foot Locker, Inc.	389,914	14,582,784
Funko, Inc., Class A *	80,693	708,485
GameStop Corp., Class A *(a)	202,759	3,357,689
Genesco, Inc. *	52,120	1,635,004
Group 1 Automotive, Inc.	64,043	7,608,949
Groupon, Inc. *	84,591	2,551,265
GrowGeneration Corp. *	151,042	5,312,147
Guess?, Inc.	139,875	2,348,501
Haverty Furniture Cos., Inc.	64,436	1,753,948
Hibbett Sports, Inc. *	61,653	2,537,637
Kohl's Corp.	590,353	19,009,367
Lands' End, Inc. *	60,749	1,515,080
Liquidity Services, Inc. *	97,699	929,118
Lithia Motors, Inc., Class A	95,796	27,713,783
Lumber Liquidators Holdings, Inc. *	107,544	3,105,871
Macy's, Inc.	1,162,178	11,865,837
Magnite, Inc. *	410,973	7,808,487
MarineMax, Inc. *	80,632	2,647,955
Monro, Inc.	124,067	5,832,390
Murphy USA, Inc.	101,274	12,983,327
National Vision Holdings, Inc. *	301,322	12,899,595
Nordstrom, Inc. (a)	404,804	10,492,520
Ollie's Bargain Outlet Holdings, Inc. *	212,723	18,732,387
Overstock.com, Inc. *	158,909	10,724,768
Party City Holdco, Inc. *	352,666	1,615,210
Penske Automotive Group, Inc.	119,767	6,595,569
PetMed Express, Inc.	75,548	2,319,324
Quotient Technology, Inc. *	286,552	2,134,812
Qurate Retail, Inc., Class A	1,452,084	15,203,319
Rent-A-Center, Inc.	181,707	6,145,331
RH *	57,680	26,138,269
Sally Beauty Holdings, Inc. *	420,645	4,837,418
Shoe Carnival, Inc.	32,064	1,172,580
Shutterstock, Inc.	82,306	5,659,361
Signet Jewelers Ltd.	195,743	5,929,055
Sleep Number Corp. *	103,341	7,170,832
Sonic Automotive, Inc., Class A	90,054	3,636,381
Sportsman's Warehouse Holdings, Inc. *	161,982	2,256,409
Stamps.com, Inc. *	65,796	12,334,118
Stitch Fix, Inc., Class A *	212,620	8,611,110
The Buckle, Inc.	106,816	2,864,805
The Cato Corp., Class A	76,965	620,338
The Children's Place, Inc.	54,333	2,335,232
The Container Store Group, Inc. *	75,115	698,570
The Michaels Cos., Inc. *	274,766	2,717,436
The ODP Corp. *	196,304	5,628,036
The RealReal, Inc. *	221,358	3,065,808
Urban Outfitters, Inc. *	255,141	6,985,761
Security	Number of Shares	Value ($)
Vroom, Inc. *	126,444	4,534,282
Weyco Group, Inc.	26,334	471,905
Winmark Corp.	11,080	1,994,400
Zumiez, Inc. *	77,737	2,883,265
		533,401,643

Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc. Class A *	36,356	3,003,733
Advanced Energy Industries, Inc. *	143,485	13,840,563
Ambarella, Inc. *	128,122	10,010,172
Amkor Technology, Inc. *	396,719	5,847,638
Axcelis Technologies, Inc. *	124,725	3,365,080
Brooks Automation, Inc.	275,901	20,138,014
CEVA, Inc. *	82,927	3,257,373
Cirrus Logic, Inc. *	218,489	17,500,969
CMC Materials, Inc.	108,627	16,758,974
Cohu, Inc.	156,048	4,430,203
Cree, Inc. *	409,975	37,057,640
Diodes, Inc. *	157,289	10,689,360
FormFactor, Inc. *	288,771	11,839,611
Ichor Holdings Ltd. *	85,518	2,728,024
Impinj, Inc. *	80,029	3,344,412
Inphi Corp. *	194,066	30,105,459
Kulicke & Soffa Industries, Inc.	230,606	7,021,953
Lattice Semiconductor Corp. *	506,100	21,180,285
MACOM Technology Solutions Holdings, Inc. *	169,539	7,575,003
MaxLinear, Inc., Class A *	248,116	7,753,625
MKS Instruments, Inc.	206,003	28,424,294
NeoPhotonics Corp. *	184,767	1,489,222
Onto Innovation, Inc. *	182,057	8,048,740
PDF Solutions, Inc. *	108,921	2,403,886
Photronics, Inc. *	244,598	2,834,891
Power Integrations, Inc.	223,806	15,977,510
Rambus, Inc. *	423,953	6,664,541
Semtech Corp. *	243,694	16,442,034
Silicon Laboratories, Inc. *	163,712	19,188,684
SiTime Corp. *	34,218	2,975,939
SMART Global Holdings, Inc. *	51,279	1,573,752
SunPower Corp. *	297,818	6,599,647
Synaptics, Inc. *	128,146	9,965,914
Ultra Clean Holdings, Inc. *	149,604	4,733,471
Veeco Instruments, Inc. *	184,952	3,073,902
		367,844,518

Software & Services 8.4%
2U, Inc. *	265,607	8,581,762
8x8, Inc. *	390,015	7,710,597
A10 Networks, Inc. *	221,358	1,766,437
ACI Worldwide, Inc. *	435,818	14,198,950
Agilysys, Inc. *	75,615	2,824,976
Alarm.com Holdings, Inc. *	166,259	12,620,721
Alliance Data Systems Corp.	178,764	13,074,799
Altair Engineering, Inc., Class A *	158,436	8,539,700
Appfolio, Inc., Class A *	58,003	9,450,429
Appian Corp. *	140,732	19,702,480
Avaya Holdings Corp. *	278,855	5,189,492
Benefitfocus, Inc. *	108,189	1,556,840
BigCommerce Holdings, Inc. *(a)	42,575	3,434,100
Blackbaud, Inc.	185,512	10,219,856
Blackline, Inc. *	189,328	23,268,411
Bottomline Technologies (DE), Inc. *	145,056	6,620,356
Box, Inc., Class A *	522,636	9,768,067
CACI International, Inc., Class A *	93,719	22,238,582
Cardtronics plc, Class A *	132,635	3,220,378
Cass Information Systems, Inc.	44,610	1,892,802
Cerence, Inc. *	137,009	12,433,567

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ChannelAdvisor Corp. *	109,673	1,617,677
Cloudera, Inc. *	761,310	8,892,101
Cloudflare, Inc., Class A *	540,334	40,568,277
CommVault Systems, Inc. *	173,631	8,292,617
Conduent, Inc. *	631,772	2,666,078
Cornerstone OnDemand, Inc. *	225,946	9,975,516
CSG Systems International, Inc.	123,784	5,369,750
Digimarc Corp. *	47,162	1,982,219
Digital Turbine, Inc. *	274,588	12,350,968
Domo, Inc., Class B *	95,239	3,618,130
Dropbox, Inc., Class A *	1,096,111	21,889,337
Duck Creek Technologies, Inc. *	85,982	3,418,644
Ebix, Inc.	88,822	3,020,836
Endurance International Group Holdings, Inc. *	251,801	2,387,073
Envestnet, Inc. *	201,127	16,142,453
Everbridge, Inc. *	129,329	16,417,023
EVERTEC, Inc.	222,751	8,279,655
Evo Payments, Inc., Class A *	155,510	3,909,521
ExlService Holdings, Inc. *	127,545	10,619,397
Fastly, Inc. Class A *	277,117	23,491,208
FireEye, Inc. *	843,470	12,677,354
GreenSky, Inc., Class A *	187,763	799,870
Grid Dynamics Holdings, Inc. *	88,261	952,336
GTT Communications, Inc. *(a)	119,083	540,637
GTY Technology Holdings, Inc. *	164,742	589,776
International Money Express, Inc. *	96,437	1,517,918
j2 Global, Inc. *	167,001	14,964,960
Jamf Holding Corp. *	103,956	3,295,405
KBR, Inc.	533,327	14,810,491
Limelight Networks, Inc. *	455,038	2,015,818
LivePerson, Inc. *	230,539	13,468,088
LiveRamp Holdings, Inc. *	246,506	14,423,066
Manhattan Associates, Inc. *	237,404	24,272,185
ManTech International Corp., Class A	101,640	7,823,231
MAXIMUS, Inc.	229,114	16,452,676
Medallia, Inc. *	290,015	10,147,625
MicroStrategy, Inc., Class A *	27,157	9,308,605
Mimecast Ltd. *	215,588	9,697,148
MobileIron, Inc. *	366,587	2,580,772
Model N, Inc. *	112,616	3,880,747
MoneyGram International, Inc. *	208,524	1,413,793
New Relic, Inc. *	193,685	11,568,805
NIC, Inc.	250,603	5,872,881
Nutanix, Inc., Class A *	689,484	18,884,967
OneSpan, Inc. *	126,319	2,498,590
Pagerduty, Inc. *	205,331	7,067,493
Paylocity Holding Corp. *	138,753	27,278,840
Paysign, Inc. *	113,527	555,147
Perficient, Inc. *	123,940	5,642,988
Perspecta, Inc.	509,912	11,432,227
Ping Identity Holding Corp. *	135,631	3,050,341
Pluralsight, Inc., Class A *	372,192	6,096,505
Progress Software Corp.	168,755	6,767,076
PROS Holdings, Inc. *	145,830	6,254,649
Q2 Holdings, Inc. *	187,846	21,296,101
QAD, Inc., Class A	44,957	2,577,385
Qualys, Inc. *	126,138	11,984,371
Rackspace Technology, Inc. *(a)	126,156	2,265,762
Rapid7, Inc. *	190,780	14,297,053
RealPage, Inc. *	331,191	22,848,867
Repay Holdings Corp. *	243,224	5,868,995
Sabre Corp.	1,162,690	13,080,263
Sailpoint Technologies Holdings, Inc. *	339,686	15,815,780
Science Applications International Corp.	217,270	20,106,166
Shift4 Payments, Inc., Class A *	93,056	5,735,041
Smartsheet, Inc., Class A *	419,182	24,325,131
SolarWinds Corp. *	268,465	6,142,479
Sprout Social, Inc., Class A *	102,029	5,242,250
Security	Number of Shares	Value ($)
SPS Commerce, Inc. *	131,493	13,552,984
SVMK, Inc. *	441,158	9,387,842
Switch, Inc., Class A	305,667	4,826,482
Sykes Enterprises, Inc. *	150,467	5,662,073
TeleNav, Inc. *	140,632	668,002
Tenable Holdings, Inc. *	246,311	8,869,659
Teradata Corp. *	407,890	8,945,028
TTEC Holdings, Inc.	67,913	4,594,994
Tucows, Inc., Class A *	35,825	2,597,313
Unisys Corp. *	234,893	3,424,740
Upland Software, Inc. *	92,535	4,233,476
Varonis Systems, Inc. *	117,927	14,226,713
Verint Systems, Inc. *	241,406	13,750,486
Verra Mobility Corp. *	507,901	6,196,392
VirnetX Holding Corp.	235,694	1,277,461
Virtusa Corp. *	105,937	5,305,325
Workiva, Inc. *	146,574	10,991,584
Xperi Holding Corp.	405,412	7,735,261
Yext, Inc. *	346,635	6,589,531
Zuora, Inc., Class A *	374,203	4,262,172
		990,507,954

Technology Hardware & Equipment 3.8%
3D Systems Corp. *	451,545	4,131,637
Acacia Communications, Inc. *	143,830	10,022,074
ADTRAN, Inc.	178,788	2,258,986
Applied Optoelectronics, Inc. *	78,581	653,008
Arlo Technologies, Inc. *	291,259	1,532,022
Avid Technology, Inc. *	153,968	1,870,711
Avnet, Inc.	370,412	11,242,004
Badger Meter, Inc.	109,189	9,001,541
Belden, Inc.	165,893	6,383,563
Benchmark Electronics, Inc.	135,905	3,305,210
CalAmp Corp. *	128,074	1,168,035
Calix, Inc. *	205,759	4,872,373
Casa Systems, Inc. *	127,037	674,566
Coherent, Inc. *	90,490	11,019,872
CommScope Holding Co., Inc. *	734,848	8,707,949
Comtech Telecommunications Corp.	92,196	1,757,256
CTS Corp.	120,235	3,662,358
Daktronics, Inc.	136,345	614,916
Diebold Nixdorf, Inc. *	289,537	2,741,915
Dolby Laboratories, Inc., Class A	240,516	21,273,640
EchoStar Corp., Class A *	188,098	4,471,089
ePlus, Inc. *	50,812	4,283,960
Extreme Networks, Inc. *	456,786	2,567,137
Fabrinet *	137,141	9,368,102
FARO Technologies, Inc. *	66,138	4,373,045
Fitbit, Inc., Class A *	861,222	6,183,574
Harmonic, Inc. *	363,131	2,371,245
II-VI, Inc. *	387,585	26,220,125
Infinera Corp. *	703,117	5,948,370
Inseego Corp. *(a)	238,303	2,366,349
Insight Enterprises, Inc. *	130,834	9,352,014
InterDigital, Inc.	115,072	6,893,964
Itron, Inc. *	151,173	11,883,710
Kimball Electronics, Inc. *	93,295	1,437,676
Knowles Corp. *	341,607	5,800,487
Littelfuse, Inc.	90,990	21,885,825
Lumentum Holdings, Inc. *	281,064	24,278,308
Methode Electronics, Inc.	140,360	4,915,407
MTS Systems Corp.	71,767	2,513,998
Napco Security Technologies, Inc. *	43,600	1,329,800
NCR Corp. *	479,080	13,256,144
NETGEAR, Inc. *	111,782	3,555,785
NetScout Systems, Inc. *	270,061	6,324,829
nLight, Inc. *	127,598	3,830,492
Novanta, Inc. *	131,672	15,798,007

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OSI Systems, Inc. *	62,829	5,535,235
PAR Technology Corp. *	62,548	3,376,341
PC Connection, Inc.	40,891	1,866,674
Plantronics, Inc.	138,202	3,775,679
Plexus Corp. *	109,776	8,201,365
Pure Storage, Inc., Class A *	891,891	16,294,849
Ribbon Communications, Inc. *	438,245	3,006,361
Rogers Corp. *	70,040	10,289,576
Sanmina Corp. *	254,234	8,088,455
ScanSource, Inc. *	94,497	2,371,875
Super Micro Computer, Inc. *	166,100	4,685,681
SYNNEX Corp.	153,955	24,680,526
TTM Technologies, Inc. *	371,048	4,845,887
ViaSat, Inc. *	240,131	8,164,454
Viavi Solutions, Inc. *	855,599	11,589,088
Vishay Intertechnology, Inc.	497,367	9,629,025
Xerox Holdings Corp.	670,142	14,669,408
		449,173,557

Telecommunication Services 0.7%
Anterix, Inc. *	43,191	1,292,707
ATN International, Inc.	41,047	2,008,840
Bandwidth, Inc., Class A *	77,135	11,707,550
Boingo Wireless, Inc. *	165,719	2,344,924
Cincinnati Bell, Inc. *	188,917	2,873,428
Cogent Communications Holdings, Inc.	157,704	9,168,910
Consolidated Communications Holdings, Inc. *	272,332	1,525,059
Globalstar, Inc. *	2,306,412	743,357
Gogo, Inc. *(a)	187,065	1,971,665
Iridium Communications, Inc. *	436,767	14,015,853
Liberty Latin America Ltd., Class A *	184,349	2,092,361
Liberty Latin America Ltd., Class C *	568,186	6,426,184
ORBCOMM, Inc. *	290,616	1,662,323
Shenandoah Telecommunications Co.	186,948	8,307,969
Spok Holdings, Inc.	65,214	641,054
Telephone and Data Systems, Inc.	371,497	7,051,013
United States Cellular Corp. *	55,222	1,731,210
Vonage Holdings Corp. *	865,372	11,128,684
		86,693,091

Transportation 1.7%
Air Transport Services Group, Inc. *	222,114	6,827,784
Allegiant Travel Co.	48,695	8,287,402
ArcBest Corp.	95,791	4,014,601
Atlas Air Worldwide Holdings, Inc. *	97,374	5,434,443
Avis Budget Group, Inc. *	192,174	6,758,760
Daseke, Inc. *	229,227	1,547,282
Echo Global Logistics, Inc. *	99,174	2,815,550
Forward Air Corp.	104,458	7,632,746
Hawaiian Holdings, Inc.	171,436	3,473,293
Heartland Express, Inc.	184,379	3,407,324
Hub Group, Inc., Class A *	125,754	6,868,684
JetBlue Airways Corp. *	1,019,413	15,382,942
Kirby Corp. *	224,635	11,366,531
Knight-Swift Transportation Holdings, Inc.	470,430	19,424,055
Landstar System, Inc.	143,357	18,839,977
Macquarie Infrastructure Corp.	273,237	8,839,217
Marten Transport Ltd.	218,800	3,857,444
Matson, Inc.	160,821	9,348,525
Ryder System, Inc.	201,732	11,946,569
Saia, Inc. *	97,806	17,071,059
Schneider National, Inc., Class B	137,096	2,865,306
SEACOR Holdings, Inc. *	71,205	2,365,430
SkyWest, Inc.	187,516	8,050,062
Spirit Airlines, Inc. *	330,537	7,480,052
Security	Number of Shares	Value ($)
Universal Logistics Holdings, Inc.	27,094	582,792
Werner Enterprises, Inc.	217,375	8,692,826
		203,180,656

Utilities 2.5%
ALLETE, Inc.	194,410	10,933,618
American States Water Co.	137,703	10,165,235
Avista Corp.	253,607	9,515,335
Black Hills Corp.	234,525	14,266,156
California Water Service Group	184,544	9,131,237
Chesapeake Utilities Corp.	61,458	6,392,246
Clearway Energy, Inc., Class A	117,262	3,182,491
Clearway Energy, Inc., Class C	284,286	8,321,051
Hawaiian Electric Industries, Inc.	407,994	14,618,425
IDACORP, Inc.	188,561	17,079,855
MDU Resources Group, Inc.	749,387	18,689,712
MGE Energy, Inc.	134,948	9,266,879
Middlesex Water Co.	65,065	4,456,302
National Fuel Gas Co.	340,323	14,011,098
New Jersey Resources Corp.	359,534	11,875,408
Northwest Natural Holding Co.	113,832	5,454,829
NorthWestern Corp.	189,584	10,995,872
ONE Gas, Inc.	198,111	15,686,429
Ormat Technologies, Inc.	164,491	12,963,536
Otter Tail Corp.	152,347	6,066,457
PNM Resources, Inc.	297,033	14,587,291
Portland General Electric Co.	334,678	13,848,976
SJW Group	98,211	6,442,641
South Jersey Industries, Inc.	374,989	8,632,247
Southwest Gas Holdings, Inc.	209,311	13,448,232
Spire, Inc.	192,076	12,285,181
Sunnova Energy International, Inc. *	171,439	6,944,994
Unitil Corp.	55,878	2,284,293
York Water Co.	48,548	2,186,602
		293,732,628
Total Common Stock
(Cost $9,844,825,666)		11,772,637,523

Rights 0.0% of net assets

Media & Entertainment 0.0%
Contra Restorbio, Inc. CVR *(b)	8,172	—
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Other Investment Companies 1.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	8,210,855	8,210,855

Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	136,048,524	136,048,524
Total Other Investment Companies
(Cost $144,259,379)		144,259,379

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/18/20	300	27,301,500	298,615
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $131,771,457.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,772,637,523	$—	$—	$11,772,637,523
Rights[1]
Media & Entertainment	—	—	15,131*	15,131
Other Investment Companies[1]	144,259,379	—	—	144,259,379
Futures Contracts[2]	298,615	—	—	298,615
Total	$11,917,195,517	$—	$15,131	$11,917,210,648
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Banks 11.0%
1st Source Corp.	128,607	4,799,613
BancFirst Corp.	156,006	8,460,205
Bank of Hawaii Corp.	348,027	26,060,262
Bank OZK	1,052,945	29,440,342
Banner Corp.	305,107	12,610,072
Boston Private Financial Holdings, Inc.	711,350	5,093,266
Cathay General Bancorp	659,166	18,621,440
City Holding Co.	140,111	9,203,892
Comerica, Inc.	1,210,257	59,544,644
CVB Financial Corp.	1,120,140	21,271,459
East West Bancorp, Inc.	1,231,545	52,611,602
Federal Agricultural Mortgage Corp., Class C	79,836	5,404,897
Fifth Third Bancorp	6,195,602	156,996,555
First Commonwealth Financial Corp.	852,748	8,246,073
Heritage Financial Corp.	312,077	7,262,032
Huntington Bancshares, Inc.	8,827,527	106,636,526
International Bancshares Corp.	483,320	15,664,401
KeyCorp	8,489,221	131,243,357
Lakeland Financial Corp.	222,959	11,324,088
M&T Bank Corp.	1,116,411	130,050,717
Northwest Bancshares, Inc.	1,030,541	12,191,300
PacWest Bancorp	1,013,191	23,566,823
Premier Financial Corp.	324,011	6,710,268
Regions Financial Corp.	8,329,234	127,187,403
S&T Bancorp, Inc.	330,895	7,408,739
Stock Yards Bancorp, Inc.	185,228	7,379,484
Synovus Financial Corp.	1,280,371	40,421,312
U.S. Bancorp	11,928,530	515,431,781
Umpqua Holdings Corp.	1,913,584	26,579,682
Webster Financial Corp.	785,574	29,726,120
Zions Bancorp NA	1,426,515	55,049,214
		1,672,197,569

Capital Goods 12.9%
3M Co.	3,311,467	571,989,695
Cummins, Inc.	1,375,139	317,890,882
Eaton Corp. plc	3,728,489	451,557,303
Emerson Electric Co.	5,569,250	427,829,785
MSC Industrial Direct Co., Inc., Class A	423,499	35,285,937
Snap-on, Inc.	506,669	89,097,744
Watsco, Inc.	305,361	69,426,877
		1,963,078,223

Commercial & Professional Services 0.7%
HNI Corp.	396,519	14,457,083
Insperity, Inc.	340,017	29,071,453
Robert Half International, Inc.	1,068,311	68,564,200
		112,092,736

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.8%
Hasbro, Inc.	1,187,736	110,495,080
Leggett & Platt, Inc.	1,233,368	53,158,161
Polaris, Inc.	536,694	51,522,624
VF Corp.	2,972,223	247,883,398
Whirlpool Corp.	579,437	112,764,235
		575,823,498

Diversified Financials 10.6%
Ameriprise Financial, Inc.	1,064,576	197,202,058
BlackRock, Inc.	979,508	684,039,412
Discover Financial Services	2,665,449	203,027,250
Eaton Vance Corp.	991,428	66,405,848
Evercore, Inc., Class A	352,843	32,084,014
Federated Hermes, Inc.	834,201	22,389,955
Franklin Resources, Inc.	2,413,893	53,081,507
Janus Henderson Group plc	1,334,172	38,063,927
Lazard Ltd., Class A	980,198	36,580,989
T. Rowe Price Group, Inc.	1,980,121	283,969,153
Waddell & Reed Financial, Inc., Class A	571,519	9,407,203
		1,626,251,316

Energy 5.9%
Exxon Mobil Corp.	14,458,617	551,307,066
ONEOK, Inc.	4,100,569	147,087,410
Valero Energy Corp.	3,800,322	204,343,314
		902,737,790

Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	12,530,402	499,085,912
B&G Foods, Inc. (a)	598,783	16,580,301
Flowers Foods, Inc.	1,795,752	39,847,737
Kellogg Co.	2,331,690	149,018,308
PepsiCo, Inc.	4,001,840	577,185,383
The Coca-Cola Co.	10,932,236	564,103,377
		1,845,821,018

Household & Personal Products 3.1%
Kimberly-Clark Corp.	3,174,353	442,219,117
Nu Skin Enterprises, Inc., Class A	484,467	24,954,895
		467,174,012

Insurance 5.4%
American Financial Group, Inc.	648,977	58,025,034
Cincinnati Financial Corp.	1,313,093	100,254,650
Employers Holdings, Inc.	264,128	8,058,545
Fidelity National Financial, Inc.	2,513,445	90,458,885
Mercury General Corp.	235,947	10,492,563
Principal Financial Group, Inc.	2,216,544	110,361,726
Prudential Financial, Inc.	3,437,474	259,941,784
Safety Insurance Group, Inc.	126,196	8,991,465

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	3,116,123	137,732,637
Unum Group	1,768,308	39,309,487
		823,626,776

Materials 4.3%
Amcor plc	14,676,128	166,280,530
Eastman Chemical Co.	1,266,705	123,377,067
Huntsman Corp.	1,829,902	45,326,673
International Paper Co.	3,663,851	181,287,348
Neenah, Inc.	156,351	7,584,587
Schweitzer-Mauduit International, Inc.	290,048	10,087,869
Sonoco Products Co.	935,410	54,309,905
Steel Dynamics, Inc.	1,960,683	70,996,331
		659,250,310

Media & Entertainment 2.0%
Omnicom Group, Inc.	1,997,475	125,840,925
ViacomCBS, Inc., Class B	5,038,954	177,774,297
		303,615,222

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Pfizer, Inc.	15,165,885	581,005,054

Retailing 2.4%
Best Buy Co., Inc.	2,118,829	230,528,595
Genuine Parts Co.	1,344,716	132,279,713
PetMed Express, Inc.	187,324	5,750,847
		368,559,155

Semiconductors & Semiconductor Equipment 8.8%
QUALCOMM, Inc.	4,812,281	708,223,395
Texas Instruments, Inc.	3,928,239	633,428,539
		1,341,651,934

Software & Services 5.4%
International Business Machines Corp.	4,487,990	554,356,525
Paychex, Inc.	2,975,896	277,204,712
		831,561,237

Security	Number of Shares	Value ($)
Telecommunication Services 3.6%
Verizon Communications, Inc.	9,138,801	552,074,968

Transportation 3.8%
United Parcel Service, Inc., Class B	3,433,654	587,395,190
Total Common Stock
(Cost $13,108,328,636)		15,213,916,008

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (b)	13,467,252	13,467,252

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (b)	13,770,690	13,770,690
Total Other Investment Companies
(Cost $27,237,942)		27,237,942

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	217	39,311,720	884,576
S&P Mid-Cap 400 Index, e-mini, expires 12/18/20	115	24,936,600	847,608
Net Unrealized Appreciation			1,732,184
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,452,562.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$15,213,916,008	$—	$—	$15,213,916,008
Other Investment Companies[1]	27,237,942	—	—	27,237,942
Futures Contracts[2]	1,732,184	—	—	1,732,184
Total	$15,242,886,134	$—	$—	$15,242,886,134
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448NOV20